UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05624

Morgan Stanley Institutional Fund, Inc.

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

John H. Gernon

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-0289

Date of fiscal year end: December 31,

Date of reporting period: June 30, 2022

Item 1 - Report to Shareholders

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	24
Liquidity Risk Management Program	26
U.S. Customer Privacy Notice	27
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

Emerging Markets Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Portfolio Class I	$1,000.00	$737.40	$1,019.59	$4.52	$5.26	1.05%
Emerging Markets Portfolio Class A	1,000.00	736.30	1,018.00	5.90	6.85	1.37
Emerging Markets Portfolio Class L	1,000.00	734.30	1,015.37	8.17	9.49	1.90
Emerging Markets Portfolio Class C	1,000.00	733.40	1,014.13	9.24	10.74	2.15
Emerging Markets Portfolio Class R6(1)	1,000.00	737.70	1,020.08	4.09	4.76	0.95
Emerging Markets Portfolio Class IR	1,000.00	737.70	1,020.08	4.09	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (96.4%)
Argentina (1.2%)
Globant SA (a)	36,729	$6,391
Brazil (4.1%)
Cia Brasileira de Aluminio	833,355	1,844
Itau Unibanco Holding SA (Preference)	1,934,000	8,377
Lojas Renner SA	1,672,337	7,228
Petroleo Brasileiro SA (Preference)	802,287	4,282
		21,731
China (18.5%)
BYD Co., Ltd. H Shares (b)	214,000	8,626
China Construction Bank Corp. H Shares (b)	17,954,120	12,106
China Mengniu Dairy Co., Ltd. (b)	1,610,000	8,071
China Merchants Bank Co., Ltd. H Shares (b)	1,396,500	9,433
China Resources Beer Holdings Co., Ltd. (b)	1,012,000	7,563
China Tourism Group Duty Free Corp. Ltd., Class A	52,300	1,823
Hua Hong Semiconductor Ltd. (a)(b)	313,000	1,136
JD.com, Inc., Class A (b)	25,523	822
Jiangsu Hengrui Medicine Co., Ltd., Class A	452,059	2,509
Kweichow Moutai Co., Ltd., Class A	23,149	7,080
Li Ning Co., Ltd. (b)	499,000	4,646
Proya Cosmetics Co. Ltd., Class A	102,620	2,533
Shenzhou International Group Holdings Ltd. (b)	538,600	6,574
Sungrow Power Supply Co. Ltd.	170,495	2,510
Tencent Holdings Ltd. (b)	405,800	18,369
Will Semiconductor Co. Ltd. Shanghai	41,500	1,077
Zijin Mining Group Co., Ltd. H Shares (b)	2,106,000	2,563
		97,441
Czech Republic (1.0%)
Komercni Banka AS	185,895	5,263
Germany (0.9%)
Infineon Technologies AG	190,841	4,642
India (20.3%)
Asian Paints Ltd.	121,334	4,154
Bajaj Auto Ltd.	128,690	6,061
Eicher Motors Ltd.	82,273	2,923
Gland Pharma Ltd. (a)	76,869	2,637
HDFC Bank Ltd. ADR	175,844	9,664
Hindalco Industries Ltd.	1,554,521	6,704
Housing Development Finance Corp., Ltd.	187,089	5,176
ICICI Bank Ltd.	1,317,854	11,840
ICICI Prudential Life Insurance Co., Ltd.	620,093	3,853
Infosys Ltd.	357,609	6,647
Infosys Ltd. ADR	112,779	2,088
Macrotech Developers Ltd.	120,192	1,635
Mahindra & Mahindra Financial Services Ltd.	1,675,703	3,738
Mahindra & Mahindra Ltd.	397,468	5,528
MakeMyTrip Ltd. (a)(c)	102,976	2,644
Max Healthcare Institute Ltd. (a)	862,036	4,019
Reliance Industries Ltd.	510,467	16,855
	Shares	Value (000)
Shree Cement Ltd.	9,326	$2,253
State Bank of India	1,422,887	8,438
		106,857
Indonesia (2.6%)
Bank Central Asia Tbk PT	12,468,100	6,071
Bank Mandiri Persero Tbk PT	9,229,800	4,929
Bank Rakyat Indonesia Persero Tbk PT	8,755,800	2,445
		13,445
Korea, Republic of (9.5%)
KB Financial Group, Inc.	151,134	5,644
Kia Corp.	52,770	3,149
LG Chem Ltd.	7,602	3,020
NAVER Corp.	12,592	2,349
Samsung Electronics Co., Ltd.	550,562	24,284
Samsung SDI Co., Ltd.	9,922	4,092
SK Hynix, Inc.	107,759	7,609
		50,147
Mexico (3.9%)
Grupo Financiero Banorte SAB de CV Series O	1,963,690	10,953
Wal-Mart de Mexico SAB de CV	2,794,098	9,615
		20,568
Netherlands (0.7%)
ASML Holding NV	7,165	3,410
Panama (1.5%)
Copa Holdings SA, Class A (a)	127,398	8,073
Poland (1.8%)
Dino Polska SA (a)	41,241	2,942
LPP SA	3,177	6,418
		9,360
Portugal (1.3%)
Galp Energia SGPS SA	586,184	6,859
South Africa (5.8%)
Anglo American Platinum Ltd.	88,273	7,702
Anglo American PLC	378,233	13,550
Capitec Bank Holdings Ltd.	76,438	9,368
		30,620
Taiwan (15.0%)
Airtac International Group	273,448	9,127
ASE Technology Holding Co., Ltd.	961,626	2,477
CTBC Financial Holding Co., Ltd.	6,513,000	5,509
Delta Electronics, Inc.	1,487,000	11,087
Silergy Corp.	53,000	4,286
Taiwan Semiconductor Manufacturing Co., Ltd.	1,643,205	26,335
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	222,162	18,162
Voltronic Power Technology Corp.	32,000	1,552
		78,535
Thailand (0.6%)
Ngern Tid Lor PCL	3,458,969	2,868

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Emerging Markets Portfolio

	Shares	Value (000)
United Kingdom (3.0%)
Antofagasta PLC	436,310	$6,161
Mondi PLC (c)	532,517	9,463
		15,624
United States (4.7%)
Applied Materials, Inc.	31,503	2,866
EPAM Systems, Inc. (a)	15,428	4,548
MercadoLibre, Inc. (a)	7,179	4,572
NIKE, Inc., Class B	48,351	4,941
NVIDIA Corp.	51,353	7,785
		24,712
Total Common Stocks (Cost $477,001)		506,546
Short-Term Investment (3.7%)
Investment Company (3.7%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $19,623)	19,622,526	19,623
Total Investments (100.1%) (Cost $496,624) Including $6,456 of Securities Loaned (d)(e)		526,169
Liabilities in Excess of Other Assets (–0.1%)		(600)
Net Assets (100.0%)		$525,569

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2022.

(d)  The approximate fair value and percentage of net assets, $389,103,000 and 74.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $89,146,000 and the aggregate gross unrealized depreciation is approximately $59,601,000, resulting in net unrealized appreciation of approximately $29,545,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	46.3%
Banks	20.9
Semiconductors & Semiconductor Equipment	15.2
Metals & Mining	7.3
Oil, Gas & Consumable Fuels	5.3
Automobiles	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $477,001)	$506,546
Investment in Security of Affiliated Issuer, at Value (Cost $19,623)	19,623
Total Investments in Securities, at Value (Cost $496,624)	526,169
Foreign Currency, at Value (Cost $496)	484
Cash	19
Dividends Receivable	2,728
Receivable for Fund Shares Sold	261
Tax Reclaim Receivable	128
Receivable from Affiliate	19
Receivable from Securities Lending Income	1
Other Assets	143
Total Assets	529,952
Liabilities:
Deferred Capital Gain Country Tax	2,187
Payable for Advisory Fees	1,073
Payable for Investments Purchased	701
Payable for Fund Shares Redeemed	153
Payable for Custodian Fees	100
Payable for Sub Transfer Agency Fees — Class I	46
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	24
Payable for Transfer Agency Fees	10
Payable for Transfer Agency Fees — Class I	10
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6*	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Professional Fees	12
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	63
Total Liabilities	4,383
Net Assets	$525,569
Net Assets Consist of:
Paid-in-Capital	$474,124
Total Distributable Earnings	51,445
Net Assets	$525,569

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$196,131
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,456,848
Net Asset Value, Offering and Redemption Price Per Share	$18.76
CLASS A:
Net Assets	$6,170
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	339,493
Net Asset Value, Redemption Price Per Share	$18.18
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.01
Maximum Offering Price Per Share	$19.19
CLASS L:
Net Assets	$233
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	13,171
Net Asset Value, Offering and Redemption Price Per Share	$17.66
CLASS C:
Net Assets	$251
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	14,245
Net Asset Value, Offering and Redemption Price Per Share	$17.60
CLASS R6:*
Net Assets	$322,775
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	17,207,427
Net Asset Value, Offering and Redemption Price Per Share	$18.76
CLASS IR:
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	480
Net Asset Value, Offering and Redemption Price Per Share	$18.76
(1) Including: Securities on Loan, at Value:	$6,456

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,120 of Foreign Taxes Withheld)	$8,721
Dividends from Security of Affiliated Issuer (Note G)	33
Income from Securities Loaned — Net	17
Total Investment Income	8,771
Expenses:
Advisory Fees (Note B)	2,544
Administration Fees (Note C)	245
Custodian Fees (Note F)	165
Sub Transfer Agency Fees — Class I	117
Sub Transfer Agency Fees — Class A	5
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Professional Fees	87
Registration Fees	36
Transfer Agency Fees — Class I (Note E)	18
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	2
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	22
Shareholder Services Fees — Class A (Note D)	9
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	2
Directors' Fees and Expenses	5
Pricing Fees	3
Interest Expenses	6
Other Expenses	15
Total Expenses	3,287
Waiver of Advisory Fees (Note B)	(214)
Reimbursement of Class Specific Expenses — Class I (Note B)	(21)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(6)
Net Expenses	3,041
Net Investment Income	5,730
Realized Gain (Loss):
Investments Sold (Net of $86 of Capital Gain Country Tax)	4,702
Foreign Currency Translation	(410)
Net Realized Gain	4,292
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $845)	(197,517)
Foreign Currency Translation	(59)
Net Change in Unrealized Appreciation (Depreciation)	(197,576)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(193,284)
Net Decrease in Net Assets Resulting from Operations	$(187,554)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$5,730	$5,140
Net Realized Gain	4,292	108,608
Net Change in Unrealized Appreciation (Depreciation)	(197,576)	(86,450)
Net Increase (Decrease) in Net Assets Resulting from Operations	(187,554)	27,298
Dividends and Distributions to Shareholders:
Class I	—	(22,807)
Class A	—	(742)
Class L	—	(18)
Class C	—	(33)
Class R6*	—	(36,896)
Class IR	—	(1)
Total Dividends and Distributions to Shareholders	—	(60,497)
Capital Share Transactions:(1)
Class I:
Subscribed	19,456	44,505
Distributions Reinvested	—	22,052
Redeemed	(25,298)	(95,980)
Class A:
Subscribed	998	3,724
Distributions Reinvested	—	740
Redeemed	(1,705)	(2,711)
Class L:
Exchanged	63	38
Distributions Reinvested	—	18
Redeemed	—	(26)
Class C:
Subscribed	73	579
Distributions Reinvested	—	33
Redeemed	(246)	(589)
Class R6:*
Subscribed	12,453	37,143
Distributions Reinvested	—	36,896
Redeemed	(14,805)	(52,934)
Class IR:
Distributions Reinvested	—	1
Net Decrease in Net Assets Resulting from Capital Share Transactions	(9,011)	(6,511)
Redemption Fees	— @	— @
Total Decrease in Net Assets	(196,565)	(39,710)
Net Assets:
Beginning of Period	722,134	761,844
End of Period	$525,569	$722,134

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Emerging Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	905	1,578
Shares Issued on Distributions Reinvested	—	890
Shares Redeemed	(1,157)	(3,409)
Net Decrease in Class I Shares Outstanding	(252)	(941)
Class A:
Shares Subscribed	45	138
Shares Issued on Distributions Reinvested	—	31
Shares Redeemed	(79)	(98)
Net Increase (Decrease) in Class A Shares Outstanding	(34)	71
Class L:
Shares Exchanged	3	1
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	—	(1)
Net Increase in Class L Shares Outstanding	3	1
Class C:
Shares Subscribed	3	22
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(11)	(22)
Net Increase (Decrease) in Class C Shares Outstanding	(8)	1
Class R6:*
Shares Subscribed	577	1,306
Shares Issued on Distributions Reinvested	—	1,490
Shares Redeemed	(664)	(1,904)
Net Increase (Decrease) in Class R6 Shares Outstanding	(87)	892
Class IR:
Shares Issued on Distributions Reinvested	—	— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Emerging Markets Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$25.44		$26.85		$23.69		$22.53		$27.95		$20.83
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.20		0.17		0.13		0.41		0.28		0.19
Net Realized and Unrealized Gain (Loss)	(6.88)		0.73		3.32		3.92		(5.15)		7.10
Total from Investment Operations	(6.68)		0.90		3.45		4.33		(4.87)		7.29
Distributions from and/or in Excess of:
Net Investment Income	—		(0.46)		(0.14)		(0.18)		(0.35)		(0.17)
Net Realized Gain	—		(1.85)		(0.15)		(2.99)		(0.20)		—
Total Distributions	—		(2.31)		(0.29)		(3.17)		(0.55)		(0.17)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$18.76		$25.44		$26.85		$23.69		$22.53		$27.95
Total Return(3)	(26.26	)%(6)	3.55%		14.58%		19.44%		(17.32)%		34.97%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$196,131		$272,406		$312,834		$277,114		$229,132		$342,400
Ratio of Expenses Before Expense Limitation	1.14	%(7)	1.09%		1.10%		1.16%		N/A		1.07%
Ratio of Expenses After Expense Limitation	1.05	%(4)(7)	1.05	%(4)	1.05	%(4)	1.05	%(4)	1.03	%(4)	1.04	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.05	%(4)(7)	1.05	%(4)	1.05	%(4)	1.05	%(4)	N/A		N/A
Ratio of Net Investment Income	1.81	%(4)(7)	0.61	%(4)	0.58	%(4)	1.69	%(4)	1.08	%(4)	0.75	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.01%		0.00	%(5)
Portfolio Turnover Rate	24	%(6)	39%		57%		58%		56%		35%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Emerging Markets Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$24.69		$26.13		$23.05		$21.99		$27.24		$20.31
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16		0.08		0.05		0.30		0.20		0.10
Net Realized and Unrealized Gain (Loss)	(6.67)		0.71		3.22		3.85		(5.01)		6.92
Total from Investment Operations	(6.51)		0.79		3.27		4.15		(4.81)		7.02
Distributions from and/or in Excess of:
Net Investment Income	—		(0.38)		(0.04)		(0.10)		(0.24)		(0.09)
Net Realized Gain	—		(1.85)		(0.15)		(2.99)		(0.20)		—
Total Distributions	—		(2.23)		(0.19)		(3.09)		(0.44)		(0.09)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$18.18		$24.69		$26.13		$23.05		$21.99		$27.24
Total Return(3)	(26.37	)%(6)	3.23%		14.21%		19.08%		(17.58)%		34.54%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,170		$9,222		$7,907		$11,195		$13,605		$23,952
Ratio of Expenses Before Expense Limitation	1.44	%(7)	1.39%		1.43%		1.43%		N/A		1.40%
Ratio of Expenses After Expense Limitation	1.37	%(4)(7)	1.36	%(4)	1.38	%(4)	1.34	%(4)	1.34	%(4)	1.36	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.37	%(4)(7)	1.36	%(4)	1.38	%(4)	1.34	%(4)	N/A		N/A
Ratio of Net Investment Income	1.47	%(4)(7)	0.28	%(4)	0.24	%(4)	1.26	%(4)	0.78	%(4)	0.42	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.01%		0.00	%(5)
Portfolio Turnover Rate	24	%(6)	39%		57%		58%		56%		35%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratios of Expense After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$24.05		$25.51		$22.59		$21.64		$26.85		$20.08
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.12		(0.06)		(0.08)		0.17		0.05		(0.01)
Net Realized and Unrealized Gain (Loss)	(6.51)		0.68		3.15		3.77		(4.91)		6.80
Total from Investment Operations	(6.39)		0.62		3.07		3.94		(4.86)		6.79
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)		—		—		(0.15)		(0.02)
Net Realized Gain	—		(1.85)		(0.15)		(2.99)		(0.20)		—
Total Distributions	—		(2.08)		(0.15)		(2.99)		(0.35)		(0.02)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$17.66		$24.05		$25.51		$22.59		$21.64		$26.85
Total Return(3)	(26.57	)%(6)	2.64%		13.65%		18.37%		(18.03)%		33.80%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$233		$233		$215		$210		$292		$253
Ratio of Expenses Before Expense Limitation	2.78	%(7)	2.69%		3.06%		2.47%		2.55%		2.54%
Ratio of Expenses After Expense Limitation	1.90	%(4)(7)	1.90	%(4)	1.90	%(4)	1.90	%(4)	1.89	%(4)	1.90	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.90	%(4)(7)	1.90	%(4)	1.90	%(4)	1.90	%(4)	N/A		N/A
Ratio of Net Investment Income (Loss)	1.12	%(4)(7)	(0.23	)%(4)	(0.40	)%(4)	0.73	%(4)	0.20	%(4)	(0.03	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.01%		0.00	%(5)
Portfolio Turnover Rate	24	%(6)	39%		57%		58%		56%		35%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Emerging Markets Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$24.01		$25.29		$22.45		$21.57		$26.66		$19.99
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.06		(0.10)		(0.11)		0.11		0.04		(0.09)
Net Realized and Unrealized Gain (Loss)	(6.47)		0.67		3.10		3.76		(4.93)		6.78
Total from Investment Operations	(6.41)		0.57		2.99		3.87		(4.89)		6.69
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.00	)(2)	(0.02)
Net Realized Gain	—		(1.85)		(0.15)		(2.99)		(0.20)		—
Total Distributions	—		(1.85)		(0.15)		(2.99)		(0.20)		(0.02)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$17.60		$24.01		$25.29		$22.45		$21.57		$26.66
Total Return(3)	(26.66	)%(6)	2.43%		13.32%		18.16%		(18.26)%		33.45%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$251		$531		$530		$454		$309		$817
Ratio of Expenses Before Expense Limitation	2.82	%(7)	2.42%		2.60%		2.58%		2.37%		2.30%
Ratio of Expenses After Expense Limitation	2.15	%(4)(7)	2.15	%(4)	2.15	%(4)	2.15	%(4)	2.14	%(4)	2.15	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.15	%(4)(7)	2.15	%(4)	2.15	%(4)	2.15	%(4)	N/A		N/A
Ratio of Net Investment Income (Loss)	0.53	%(4)(7)	(0.39	)%(4)	(0.53	)%(4)	0.47	%(4)	0.17	%(4)	(0.36	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.01%		0.00	%(5)
Portfolio Turnover Rate	24	%(6)	39%		57%		58%		56%		35%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Emerging Markets Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$25.43		$26.85		$23.68		$22.52		$27.96		$20.83
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.21		0.20		0.15		0.36		0.31		0.21
Net Realized and Unrealized Gain (Loss)	(6.88)		0.72		3.33		4.00		(5.17)		7.11
Total from Investment Operations	(6.67)		0.92		3.48		4.36		(4.86)		7.32
Distributions from and/or in Excess of:
Net Investment Income	—		(0.49)		(0.16)		(0.21)		(0.38)		(0.19)
Net Realized Gain	—		(1.85)		(0.15)		(2.99)		(0.20)		—
Total Distributions	—		(2.34)		(0.31)		(3.20)		(0.58)		(0.19)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$18.76		$25.43		$26.85		$23.68		$22.52		$27.96
Total Return(4)	(26.23	)%(7)	3.63%		14.73%		19.58%		(17.25)%		35.09%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$322,775		$439,730		$440,346		$524,416		$797,029		$1,034,348
Ratio of Expenses Before Expense Limitation	1.02	%(8)	0.98%		1.00%		1.04%		N/A		0.98%
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.92	%(5)	0.95	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.95	%(5)(8)	0.95	%(5)	0.95	%(5)	0.95	%(5)	N/A		N/A
Ratio of Net Investment Income	1.92	%(5)(8)	0.71	%(5)	0.67	%(5)	1.47	%(5)	1.21	%(5)	0.82	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%		0.00	%(6)
Portfolio Turnover Rate	24	%(7)	39%		57%		58%		56%		35%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Emerging Markets Portfolio

	Class IR
	Six Months Ended June 30, 2022		Year Ended December 31,						Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		December 31, 2018
Net Asset Value, Beginning of Period	$25.43		$26.85		$23.68		$22.54		$26.23
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.21		0.20		0.12		0.40		0.20
Net Realized and Unrealized Gain (Loss)	(6.88)		0.72		3.36		3.94		(3.31)
Total from Investment Operations	(6.67)		0.92		3.48		4.34		(3.11)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.49)		(0.16)		(0.21)		(0.38)
Net Realized Gain	—		(1.85)		(0.15)		(2.99)		(0.20)
Total Distributions	—		(2.34)		(0.31)		(3.20)		(0.58)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$18.76		$25.43		$26.85		$23.68		$22.54
Total Return(4)	(26.23	)%(7)	3.63%		14.73%		19.53%		(11.82	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$9		$12		$12		$10		$9
Ratio of Expenses Before Expense Limitation	18.81	%(8)	16.98%		21.21%		21.52%		19.46	%(8)
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.93	%(5)(8)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	0.95	%(5)(8)	0.95	%(5)	0.95	%(5)	0.95	%(5)	N/A
Ratio of Net Investment Income	1.92	%(5)(8)	0.71	%(5)	0.55	%(5)	1.62	%(5)	1.56	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	(0.01	)%(8)
Portfolio Turnover Rate	24	%(7)	39%		57%		58%		56%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market;

(2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$8,073	$—	$—	$8,073
Automobiles	—	26,287	—	26,287
Banks	28,994	81,046	—	110,040
Beverages	—	14,643	—	14,643
Chemicals	—	7,174	—	7,174
Construction Materials	—	2,253	—	2,253
Consumer Finance	—	6,606	—	6,606
Electrical Equipment	—	4,062	—	4,062
Electronic Equipment, Instruments & Components	—	15,179	—	15,179
Food & Staples Retailing	9,615	2,942	—	12,557
Food Products	—	8,071	—	8,071
Health Care Providers & Services	—	4,019	—	4,019
Hotels, Restaurants & Leisure	2,644	—	—	2,644
Information Technology Services	13,027	6,647	—	19,674
Insurance	—	3,853	—	3,853
Interactive Media & Services	—	20,718	—	20,718
Internet & Direct Marketing Retail	4,572	822	—	5,394
Machinery	—	9,127	—	9,127
Metals & Mining	1,844	36,680	—	38,524
Multi-Line Retail	7,228	—	—	7,228
Oil, Gas & Consumable Fuels	4,282	23,714	—	27,996
Paper & Forest Products	—	9,463	—	9,463
Personal Products	—	2,533	—	2,533
Pharmaceuticals	—	5,146	—	5,146
Real Estate Management & Development	—	1,635	—	1,635
Semiconductors & Semiconductor Equipment	32,223	47,562	—	79,785
Specialty Retail	—	1,823	—	1,823
Tech Hardware, Storage & Peripherals	—	24,284	—	24,284
Textiles, Apparel & Luxury Goods	4,941	17,638	—	22,579
Thrifts & Mortgage Finance	—	5,176	—	5,176
Total Common Stocks	117,443	389,103	—	506,546
Short-Term Investment
Investment Company	19,623	—	—	19,623
Total Assets	$137,066	$389,103	$—	$526,169

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$6,456	(a)	$—	$(6,456	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received non-cash collateral of approximately $6,954,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

5.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares, Class R6 shares and Class IR shares which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Next $1.5 billion	Over $2.5 billion
0.85%	0.75%	0.70%	0.65%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.76% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 1.90% for Class L shares, 2.15% for Class C shares, 0.95% for Class R6 shares and 0.95% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $214,000 of advisory fees were waived and approximately $26,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $148,817,000 and $167,584,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$8,133	$102,899	$91,409	$33
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$19,623

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$11,076	$49,421	$4,274	$4,178

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$17,251

During the year ended December 31, 2021, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $36,438,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 67.0%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.
25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMSAN
4877725 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Global Concentrated Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	18
Liquidity Risk Management Program	20
U.S. Customer Privacy Notice	21
Director and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Concentrated Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

Global Concentrated Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Concentrated Portfolio Class I	$1,000.00	$750.10	$1,019.84	$4.34	$5.01	1.00%
Global Concentrated Portfolio Class A	1,000.00	749.50	1,018.35	5.64	6.51	1.30
Global Concentrated Portfolio Class C	1,000.00	746.50	1,014.68	8.83	10.19	2.04
Global Concentrated Portfolio Class R6(1)	1,000.00	750.50	1,020.08	4.12	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

Global Concentrated Portfolio

	Shares	Value (000)
Common Stocks (98.7%)
Cayman Islands (9.1%)
NetEase, Inc. ADR	42,366	$3,955
Tencent Holdings Ltd. ADR	82,620	3,750
		7,705
France (8.5%)
LVMH Moet Hennessy Louis Vuitton SE ADR	59,047	7,217
India (6.1%)
HDFC Bank Ltd. ADR	93,901	5,161
Netherlands (6.0%)
Ferrari NV	27,563	5,057
Taiwan (6.7%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	69,486	5,681
United States (62.3%)
Ameriprise Financial, Inc.	14,793	3,516
Costco Wholesale Corp.	8,684	4,162
Danaher Corp.	22,367	5,670
Domino's Pizza, Inc.	3,260	1,270
Estee Lauder Cos., Inc., Class A	6,429	1,637
JPMorgan Chase & Co.	13,276	1,495
Mastercard, Inc., Class A	8,206	2,589
Microsoft Corp.	29,092	7,472
NextEra Energy, Inc.	45,047	3,489
Pool Corp.	4,964	1,744
STORE Capital Corp. REIT	223,634	5,832
SVB Financial Group (a)	14,395	5,686
United Rentals, Inc. (a)	17,718	4,304
Waste Management, Inc.	26,491	4,053
		52,919
Total Common Stocks (Cost $87,445)		83,740
Investment Company (0.3%)
United States (0.3%)
Invesco China Technology ETF (a) (Cost $324)	4,670	236
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $803)	803,327	803
Total Investments (99.9%) (Cost $88,572) (b)		84,779
Other Assets in Excess of Liabilities (0.1%)		88
Net Assets (100.0%)		$84,867

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,978,000 and the aggregate gross unrealized depreciation is approximately $6,771,000, resulting in net unrealized depreciation of approximately $3,793,000.

ADR  American Depositary Receipt.

ETF  Exchange Traded Fund.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	36.8%
Banks	14.5
Software	8.8
Textiles, Apparel & Luxury Goods	8.5
Equity Real Estate Investment Trusts (REITs)	6.9
Semiconductors & Semiconductor Equipment	6.7
Life Sciences Tools & Services	6.7
Automobiles	6.0
Trading Companies & Distributors	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Concentrated Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $87,769)	$83,976
Investment in Security of Affiliated Issuer, at Value (Cost $803)	803
Total Investments in Securities, at Value (Cost $88,572)	84,779
Receivable for Investments Sold	261
Dividends Receivable	170
Tax Reclaim Receivable	11
Receivable for Fund Shares Sold	7
Receivable from Affiliate	1
Other Assets	80
Total Assets	85,309
Liabilities:
Payable for Investments Purchased	218
Payable for Advisory Fees	129
Payable for Professional Fees	32
Payable for Fund Shares Redeemed	18
Payable for Sub Transfer Agency Fees — Class I	11
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	5
Payable for Administration Fees	6
Payable for Custodian Fees	5
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6*	—	@
Other Liabilities	13
Total Liabilities	442
Net Assets	$84,867
Net Assets Consist of:
Paid-in-Capital	$93,743
Total Accumulated Loss	(8,876)
Net Assets	$84,867
CLASS I:
Net Assets	$73,018
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,014,042
Net Asset Value, Offering and Redemption Price Per Share	$14.56
CLASS A:
Net Assets	$5,667
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	393,906
Net Asset Value, Redemption Price Per Share	$14.39
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.80
Maximum Offering Price Per Share	$15.19
CLASS C:
Net Assets	$6,167
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	442,834
Net Asset Value, Offering and Redemption Price Per Share	$13.93
CLASS R6:*
Net Assets	$15
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,051
Net Asset Value, Offering and Redemption Price Per Share	$14.59

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Concentrated Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $37 of Foreign Taxes Withheld)	$760
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	761
Expenses:
Advisory Fees (Note B)	368
Professional Fees	67
Shareholder Services Fees — Class A (Note D)	9
Distribution and Shareholder Services Fees — Class C (Note D)	35
Administration Fees (Note C)	39
Sub Transfer Agency Fees — Class I	25
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class C	2
Registration Fees	25
Shareholder Reporting Fees	18
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	1
Custodian Fees (Note F)	3
Directors' Fees and Expenses	3
Pricing Fees	1
Other Expenses	4
Total Expenses	605
Waiver of Advisory Fees (Note B)	(62)
Reimbursement of Class Specific Expenses — Class I (Note B)	(5)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	537
Net Investment Income	224
Realized Gain (Loss):
Investments Sold	(3,946)
Foreign Currency Translation	— @
Net Realized Loss	(3,946)
Change in Unrealized Appreciation (Depreciation):
Investments	(25,295)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(29,241)
Net Decrease in Net Assets Resulting from Operations	$(29,017)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Global Concentrated Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$224	$(50)
Net Realized Gain (Loss)	(3,946)	2,574
Net Change in Unrealized Appreciation (Depreciation)	(25,295)	11,483
Net Increase (Decrease) in Net Assets Resulting from Operations	(29,017)	14,007
Dividends and Distributions to Shareholders:
Class I	—	(3,607)
Class A	—	(319)
Class C	—	(283)
Class R6*	—	(4)
Total Dividends and Distributions to Shareholders	—	(4,213)
Capital Share Transactions: (1)
Class I:
Subscribed	12,421	52,949
Distributions Reinvested	—	3,606
Redeemed	(13,115)	(12,352)
Class A:
Subscribed	1,194	3,983
Distributions Reinvested	—	319
Redeemed	(1,635)	(3,049)
Class C:
Subscribed	1,049	3,953
Distributions Reinvested	—	283
Redeemed	(794)	(356)
Class R6:*
Subscribed	—	86
Distributions Reinvested	—	4
Redeemed	(45)	(59)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(925)	49,367
Total Increase (Decrease) in Net Assets	(29,942)	59,161
Net Assets:
Beginning of Period	114,809	55,648
End of Period	$84,867	$114,809
(1) Capital Share Transactions:
Class I:
Shares Subscribed	733	2,859
Shares Issued on Distributions Reinvested	—	192
Shares Redeemed	(795)	(658)
Net Increase (Decrease) in Class I Shares Outstanding	(62)	2,393
Class A:
Shares Subscribed	70	214
Shares Issued on Distributions Reinvested	—	17
Shares Redeemed	(105)	(160)
Net Increase (Decrease) in Class A Shares Outstanding	(35)	71
Class C:
Shares Subscribed	65	216
Shares Issued on Distributions Reinvested	—	16
Shares Redeemed	(49)	(19)
Net Increase in Class C Shares Outstanding	16	213
Class R6:*
Shares Subscribed	—	4
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(3)	(3)
Net Increase (Decrease) in Class R6 Shares Outstanding	(3)	1

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Concentrated Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$19.41		$17.12		$13.86		$10.53		$12.42		$10.16
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.05		0.01		0.03		0.08		0.14		0.02
Net Realized and Unrealized Gain (Loss)	(4.90)		3.02		3.23		3.40		(1.95)		2.28
Total from Investment Operations	(4.85)		3.03		3.26		3.48		(1.81)		2.30
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.00	)(2)	(0.15)		(0.08)		(0.03)
Net Realized Gain	—		(0.74)		—		—		—		—
Paid-in-Capital	—		—		—		—		—		(0.01)
Total Distributions	—		(0.74)		(0.00	)(2)	(0.15)		(0.08)		(0.04)
Net Asset Value, End of Period	$14.56		$19.41		$17.12		$13.86		$10.53		$12.42
Total Return(3)	(24.99	)%(6)	17.83%		23.52%		33.10%		(14.61)%		22.64%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$73,018		$98,522		$45,946		$14,885		$11,554		$11,814
Ratio of Expenses Before Expense Limitation	1.14	%(7)	1.17%		1.81%		1.96%		1.90%		3.13%
Ratio of Expenses After Expense Limitation	1.00	%(4)(7)	1.00	%(4)	0.99	%(4)	1.00	%(4)	1.00	%(4)	0.98	%(4)
Ratio of Net Investment Income	0.55	%(4)(7)	0.04	%(4)	0.21	%(4)	0.64	%(4)	1.13	%(4)	0.15	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	19	%(6)	33%		54%		123%		94%		68%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Concentrated Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$19.20		$17.00		$13.80		$10.49		$12.37		$10.15
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.02		(0.05)		(0.02)		0.04		0.11		(0.03)
Net Realized and Unrealized Gain (Loss)	(4.83)		2.99		3.22		3.38		(1.95)		2.28
Total from Investment Operations	(4.81)		2.94		3.20		3.42		(1.84)		2.25
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.00	)(2)	(0.11)		(0.04)		(0.03)
Net Realized Gain	—		(0.74)		—		—		—		—
Total Distributions	—		(0.74)		(0.00	)(2)	(0.11)		(0.04)		(0.03)
Net Asset Value, End of Period	$14.39		$19.20		$17.00		$13.80		$10.49		$12.37
Total Return(3)	(25.05	)%(6)	17.42%		23.19%		32.64%		(14.91)%		22.17%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,667		$8,245		$6,091		$4,009		$2,213		$1,666
Ratio of Expenses Before Expense Limitation	1.43	%(7)	1.45%		2.13%		2.29%		2.24%		3.61%
Ratio of Expenses After Expense Limitation	1.30	%(4)(7)	1.30	%(4)	1.31	%(4)	1.34	%(4)	1.35	%(4)	1.35	%(4)
Ratio of Net Investment Income (Loss)	0.25	%(4)(7)	(0.29	)%(4)	(0.14	)%(4)	0.32	%(4)	0.91	%(4)	(0.25	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	19	%(6)	33%		54%		123%		94%		68%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Concentrated Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$18.66		$16.66		$13.63		$10.36		$12.27		$10.15
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.04)		(0.18)		(0.12)		(0.06)		0.02		(0.11)
Net Realized and Unrealized Gain (Loss)	(4.69)		2.92		3.15		3.34		(1.93)		2.26
Total from Investment Operations	(4.73)		2.74		3.03		3.28		(1.91)		2.15
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.00	)(2)	(0.01)		—		(0.03)
Net Realized Gain	—		(0.74)		—		—		—		—
Total Distributions	—		(0.74)		(0.00	)(2)	(0.01)		—		(0.03)
Net Asset Value, End of Period	$13.93		$18.66		$16.66		$13.63		$10.36		$12.27
Total Return(3)	(25.35	)%(6)	16.58%		22.23%		31.69%		(15.57)%		21.18%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,167		$7,969		$3,568		$2,704		$2,263		$1,728
Ratio of Expenses Before Expense Limitation	2.17	%(7)	2.21%		2.91%		3.06%		2.98%		4.36%
Ratio of Expenses After Expense Limitation	2.04	%(4)(7)	2.06	%(4)	2.09	%(4)	2.10	%(4)	2.09	%(4)	2.10	%(4)
Ratio of Net Investment Income (Loss)	(0.48	)%(4)(7)	(1.00	)%(4)	(0.91	)%(4)	(0.46	)%(4)	0.18	%(4)	(0.95	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	19	%(6)	33%		54%		123%		94%		68%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Concentrated Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$19.44		$17.14		$13.86		$10.53		$12.42		$10.16
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.04		0.03		0.09		0.16		0.02
Net Realized and Unrealized Gain (Loss)	(4.88)		3.00		3.25		3.40		(1.97)		2.28
Total from Investment Operations	(4.85)		3.04		3.28		3.49		(1.81)		2.30
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.00	)(3)	(0.16)		(0.08)		(0.03)
Net Realized Gain	—		(0.74)		—		—		—		—
Paid-in-Capital	—		—		—		—		—		(0.01)
Total Distributions	—		(0.74)		(0.00	)(3)	(0.16)		(0.08)		(0.04)
Net Asset Value, End of Period	$14.59		$19.44		$17.14		$13.86		$10.53		$12.42
Total Return(4)	(24.95	)%(7)	17.86%		23.67%		33.16%		(14.55)%		22.67%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15		$73		$43		$14		$11		$12
Ratio of Expenses Before Expense Limitation	6.81	%(8)	7.26%		9.20%		17.68%		17.97%		18.61%
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.95	%(5)
Ratio of Net Investment Income	0.38	%(5)(8)	0.21	%(5)	0.22	%(5)	0.68	%(5)	1.27	%(5)	0.22	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	19	%(7)	33%		54%		123%		94%		68%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Concentrated Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$5,057	$—	$—	$5,057
Banks	12,342	—	—	12,342
Capital Markets	3,516	—	—	3,516
Commercial Services & Supplies	4,053	—	—	4,053
Distributors	1,744	—	—	1,744
Electric Utilities	3,489	—	—	3,489
Entertainment	3,955	—	—	3,955
Equity Real Estate Investment Trusts (REITs)	5,832	—	—	5,832
Food & Staples Retailing	4,162	—	—	4,162
Hotels, Restaurants & Leisure	1,270	—	—	1,270
Information Technology Services	2,589	—	—	2,589

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Interactive Media & Services	$3,750	$—	$—	$3,750
Life Sciences Tools & Services	5,670	—	—	5,670
Personal Products	1,637	—	—	1,637
Semiconductors & Semiconductor Equipment	5,681	—	—	5,681
Software	7,472	—	—	7,472
Textiles, Apparel & Luxury Goods	7,217	—	—	7,217
Trading Companies & Distributors	4,304	—	—	4,304
Total Common Stocks	83,740	—	—	83,740
Investment Company	236	—	—	236
Short-Term Investment
Investment Company	803	—	—	803
Total Assets	$84,779	$—	$—	$84,779

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as noncash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.62% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $62,000 of advisory fees were waived and approximately $6,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $19,032,000 and $19,680,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$1,205	$10,280	$10,682	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$803

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:	2020 Distributions Paid From:
Long-Term Capital Gain (000)	Long-Term Capital Gain (000)
$4,213	$1

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$123	$(123)

At December 31, 2021, the Fund had no distributable earnings on a tax basis.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2021, the Fund intends to defer to January 1, 2022 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$522

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 73.8%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's actual management fee and total expense ratio were higher than but close to its peer group averages and contractual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCNPSAN
4877733 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Global Core Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	19
Liquidity Risk Management Program	21
U.S. Customer Privacy Notice	22
Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Core Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

Global Core Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Core Portfolio Class I	$1,000.00	$769.00	$1,019.89	$4.34	$4.96	0.99%
Global Core Portfolio Class A	1,000.00	768.10	1,018.10	5.92	6.76	1.35
Global Core Portfolio Class C	1,000.00	764.60	1,014.38	9.19	10.49	2.10
Global Core Portfolio Class R6(1)	1,000.00	769.60	1,020.08	4.17	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

Global Core Portfolio

	Shares	Value (000)
Common Stocks (97.5%)
China (7.3%)
Alibaba Group Holding Ltd. ADR (a)	1,590	$181
NetEase, Inc. ADR	5,466	510
Tencent Holdings Ltd. ADR	14,579	662
		1,353
France (4.4%)
LVMH Moet Hennessy Louis Vuitton SE	1,315	806
India (3.6%)
HDFC Bank Ltd. ADR	12,138	667
Ireland (3.4%)
CRH PLC ADR	15,068	525
Ryanair Holdings PLC ADR (a)	1,662	112
		637
Italy (3.9%)
Ferrari NV	3,909	717
Japan (1.9%)
Nippon Telegraph & Telephone Corp. ADR	12,239	352
Singapore (0.4%)
Sea Ltd. ADR (a)	1,141	76
Taiwan (3.6%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,235	673
United Kingdom (5.1%)
Diageo PLC ADR	3,648	635
Experian PLC ADR	10,131	297
		932
United States (63.9%)
Ameriprise Financial, Inc.	2,363	562
Apple, Inc.	10,600	1,449
Brown & Brown, Inc.	2,775	162
Chevron Corp.	8,059	1,167
Danaher Corp.	3,103	787
Edwards Lifesciences Corp. (a)	1,216	116
Estee Lauder Cos., Inc. Class A	1,850	471
First Republic Bank	3,886	560
Fortune Brands Home & Security, Inc.	2,498	150
JPMorgan Chase & Co.	4,119	464
Lululemon Athletica, Inc. (a)	1,696	462
Mastercard, Inc., Class A	1,491	470
McDonald's Corp.	2,026	500
MGM Resorts International	11,433	331
Microsoft Corp.	4,875	1,252
NextEra Energy, Inc.	7,000	542
Planet Fitness, Inc., Class A (a)	775	53
Pool Corp.	441	155
Progressive Corp.	676	79
SBA Communications Corp. REIT	520	166
STORE Capital Corp. REIT	21,868	570
SVB Financial Group (a)	1,492	589
Target Corp.	1,754	248
United Rentals, Inc. (a)	1,133	275
	Shares	Value (000)
Valero Energy Corp.	770	$82
Veeva Systems, Inc., Class A (a)	604	120
		11,782
Total Common Stocks (Cost $16,685)		17,995
Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $383)	383,479	383
Total Investments (99.6%) (Cost $17,068) (b)(c)		18,378
Other Assets in Excess of Liabilities (0.4%)		71
Net Assets (100.0%)		$18,449

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $806,000 and 4.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,420,000 and the aggregate gross unrealized depreciation is approximately $1,110,000, resulting in net unrealized appreciation of approximately $1,310,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	59.2%
Banks	12.4
Tech Hardware, Storage & Peripherals	7.9
Textiles, Apparel & Luxury Goods	6.9
Software	6.8
Oil, Gas & Consumable Fuels	6.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Core Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $16,685)	$17,995
Investment in Security of Affiliated Issuer, at Value (Cost $383)	383
Total Investments in Securities, at Value (Cost $17,068)	18,378
Foreign Currency, at Value (Cost —@)	—	@
Dividends Receivable	23
Receivable for Fund Shares Sold	17
Due from Adviser	13
Tax Reclaim Receivable	1
Receivable from Affiliate	—	@
Other Assets	73
Total Assets	18,505
Liabilities:
Payable for Professional Fees	32
Payable for Custodian Fees	3
Payable for Investments Purchased	3
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6*	—	@
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	1
Other Liabilities	13
Total Liabilities	56
Net Assets	$18,449
Net Assets Consist of:
Paid-in-Capital	$17,206
Total Distributable Earnings	1,243
Net Assets	$18,449
CLASS I:
Net Assets	$13,382
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	966,217
Net Asset Value, Offering and Redemption Price Per Share	$13.85
CLASS A:
Net Assets	$2,691
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	196,349
Net Asset Value, Redemption Price Per Share	$13.71
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.76
Maximum Offering Price Per Share	$14.47
CLASS C:
Net Assets	$2,361
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	178,568
Net Asset Value, Offering and Redemption Price Per Share	$13.22
CLASS R6:*
Net Assets	$15
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,053
Net Asset Value, Offering and Redemption Price Per Share	$13.86

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Core Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $5 of Foreign Taxes Withheld)	$169
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	169
Expenses:
Advisory Fees (Note B)	78
Professional Fees	62
Registration Fees	21
Shareholder Services Fees — Class A (Note D)	3
Distribution and Shareholder Services Fees — Class C (Note D)	13
Administration Fees (Note C)	8
Shareholder Reporting Fees	8
Custodian Fees (Note F)	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	1
Sub Transfer Agency Fees — Class I	2
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	1
Directors' Fees and Expenses	2
Pricing Fees	1
Other Expenses	4
Total Expenses	213
Waiver of Advisory Fees (Note B)	(78)
Expenses Reimbursed by Adviser (Note B)	(12)
Reimbursement of Class Specific Expenses — Class C (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	122
Net Investment Income	47
Realized Gain (Loss):
Investments Sold	26
Foreign Currency Translation	(— @)
Net Realized Gain	26
Change in Unrealized Appreciation (Depreciation):
Investments	(5,614)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(5,614)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(5,588)
Net Decrease in Net Assets Resulting from Operations	$(5,541)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Global Core Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$47	$(26)
Net Realized Gain	26	1,062
Net Change in Unrealized Appreciation (Depreciation)	(5,614)	1,764
Net Increase (Decrease) in Net Assets Resulting from Operations	(5,541)	2,800
Dividends and Distributions to Shareholders:
Class I	—	(740)
Class A	—	(107)
Class C	—	(124)
Class R6*	—	(1)
Total Dividends and Distributions to Shareholders	—	(972)
Capital Share Transactions:(1)
Class I:
Subscribed	2,862	8,785
Distributions Reinvested	—	740
Redeemed	(3,384)	(2,684)
Class A:
Subscribed	843	776
Distributions Reinvested	—	107
Redeemed	(143)	(303)
Class C:
Subscribed	577	575
Distributions Reinvested	—	124
Redeemed	(397)	(50)
Class R6:*
Subscribed	—	10
Distributions Reinvested	—	1
Redeemed	(9)	—
Net Increase in Net Assets Resulting from Capital Share Transactions	349	8,081
Total Increase (Decrease) in Net Assets	(5,192)	9,909
Net Assets:
Beginning of Period	23,641	13,732
End of Period	$18,449	$23,641
(1) Capital Share Transactions:
Class I:
Shares Subscribed	174	495
Shares Issued on Distributions Reinvested	—	43
Shares Redeemed	(210)	(152)
Net Increase (Decrease) in Class I Shares Outstanding	(36)	386
Class A:
Shares Subscribed	55	44
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(9)	(17)
Net Increase in Class A Shares Outstanding	46	33
Class C:
Shares Subscribed	38	35
Shares Issued on Distributions Reinvested	—	7
Shares Redeemed	(27)	(3)
Net Increase in Class C Shares Outstanding	11	39
Class R6:*
Shares Subscribed	—	1
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(1)	—
Net Increase (Decrease) in Class R6 Shares Outstanding	(1)	1

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Core Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$18.01		$15.99		$13.19		$10.15		$12.20		$10.03
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.05		0.01		0.02		0.07		0.12		0.07
Net Realized and Unrealized Gain (Loss)	(4.21)		2.78		2.78		3.07		(2.09)		2.16
Total from Investment Operations	(4.16)		2.79		2.80		3.14		(1.97)		2.23
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.09)		(0.08)		(0.06)
Net Realized Gain	—		(0.77)		—		—		—		—
Paid-in-Capital	—		—		—		(0.01)		—		(0.00	)(2)
Total Distributions	—		(0.77)		—		(0.10)		(0.08)		(0.06)
Net Asset Value, End of Period	$13.85		$18.01		$15.99		$13.19		$10.15		$12.20
Total Return(3)	(23.10	)%(6)	17.63%		21.23%		30.96%		(16.15)%		22.27%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13,382		$18,041		$9,849		$8,157		$6,738		$10,398
Ratio of Expenses Before Expense Limitation	1.86	%(7)	2.13%		2.93%		2.73%		2.53%		2.89%
Ratio of Expenses After Expense Limitation	0.99	%(4)(7)	0.99	%(4)	0.99	%(4)	0.98	%(4)	1.00	%(4)	0.97	%(4)
Ratio of Net Investment Income	0.63	%(4)(7)	0.06	%(4)	0.18	%(4)	0.61	%(4)	0.97	%(4)	0.64	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	10	%(6)	23%		30%		61%		50%		41%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Core Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$17.85		$15.92		$13.17		$10.15		$12.18		$10.02
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.02		(0.05)		(0.02)		0.03		0.07		0.03
Net Realized and Unrealized Gain (Loss)	(4.16)		2.75		2.77		3.05		(2.07)		2.15
Total from Investment Operations	(4.14)		2.70		2.75		3.08		(2.00)		2.18
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.05)		(0.03)		(0.02)
Net Realized Gain	—		(0.77)		—		—		—		—
Paid-in-Capital	—		—		—		(0.01)		—		(0.00	)(2)
Total Distributions	—		(0.77)		—		(0.06)		(0.03)		(0.02)
Net Asset Value, End of Period	$13.71		$17.85		$15.92		$13.17		$10.15		$12.18
Total Return(3)	(23.19	)%(6)	17.14%		20.88%		30.36%		(16.41)%		21.82%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,691		$2,678		$1,869		$2,186		$1,320		$1,962
Ratio of Expenses Before Expense Limitation	2.21	%(7)	2.51%		3.32%		3.12%		2.89%		3.36%
Ratio of Expenses After Expense Limitation	1.35	%(4)(7)	1.35	%(4)	1.35	%(4)	1.35	%(4)	1.35	%(4)	1.35	%(4)
Ratio of Net Investment Income (Loss)	0.29	%(4)(7)	(0.31	)%(4)	(0.18	)%(4)	0.26	%(4)	0.62	%(4)	0.25	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	10	%(6)	23%		30%		61%		50%		41%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Core Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$17.29		$15.55		$12.97		$10.02		$12.08		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.04)		(0.18)		(0.12)		(0.05)		(0.01)		(0.06)
Net Realized and Unrealized Gain (Loss)	(4.03)		2.69		2.70		3.00		(2.05)		2.15
Total from Investment Operations	(4.07)		2.51		2.58		2.95		(2.06)		2.09
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.01)
Net Realized Gain	—		(0.77)		—		—		—		—
Total Distributions	—		(0.77)		—		—		—		(0.01)
Net Asset Value, End of Period	$13.22		$17.29		$15.55		$12.97		$10.02		$12.08
Total Return(2)	(23.54	)%(5)	16.32%		19.89%		29.44%		(17.05)%		20.92%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,361		$2,893		$1,998		$1,448		$1,311		$1,246
Ratio of Expenses Before Expense Limitation	2.97	%(6)	3.25%		4.11%		3.92%		3.66%		4.19%
Ratio of Expenses After Expense Limitation	2.10	%(3)(6)	2.10	%(3)	2.10	%(3)	2.10	%(3)	2.10	%(3)	2.10	%(3)
Ratio of Net Investment Loss	(0.47	)%(3)(6)	(1.06	)%(3)	(0.94	)%(3)	(0.45	)%(3)	(0.05	)%(3)	(0.50	)%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	10	%(5)	23%		30%		61%		50%		41%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Core Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$18.01		$15.99		$13.18		$10.15		$12.20		$10.03
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.05		0.02		0.03		0.07		0.13		0.07
Net Realized and Unrealized Gain (Loss)	(4.20)		2.77		2.78		3.06		(2.09)		2.17
Total from Investment Operations	(4.15)		2.79		2.81		3.13		(1.96)		2.24
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.09)		(0.09)		(0.07)
Net Realized Gain	—		(0.77)		—		—		—		—
Paid-in-Capital	—		—		—		(0.01)		—		(0.00	)(3)
Total Distributions	—		(0.77)		—		(0.10)		(0.09)		(0.07)
Net Asset Value, End of Period	$13.86		$18.01		$15.99		$13.18		$10.15		$12.20
Total Return(4)	(23.04	)%(7)	17.55%		21.40%		30.90%		(16.10)%		22.29%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15		$29		$16		$13		$10		$12
Ratio of Expenses Before Expense Limitation	12.46	%(8)	13.09%		18.19%		18.98%		19.09%		18.67%
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.95	%(5)	0.95	%(5)
Ratio of Net Investment Income	0.65	%(5)(8)	0.10	%(5)	0.22	%(5)	0.63	%(5)	1.06	%(5)	0.66	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	10	%(7)	23%		30%		61%		50%		41%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Core Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$112	$—	$—	$112
Automobiles	717	—	—	717
Banks	2,280	—	—	2,280
Beverages	635	—	—	635
Building Products	150	—	—	150
Capital Markets	562	—	—	562
Construction Materials	525	—	—	525
Distributors	155	—	—	155
Diversified Telecommunication Services	518	—	—	518
Electric Utilities	542	—	—	542
Entertainment	586	—	—	586

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Equity Real Estate Investment Trusts (REITs)	$570	$—	$—	$570
Health Care Equipment & Supplies	116	—	—	116
Health Care Technology	120	—	—	120
Hotels, Restaurants & Leisure	884	—	—	884
Information Technology Services	470	—	—	470
Insurance	241	—	—	241
Interactive Media & Services	662	—	—	662
Internet & Direct Marketing Retail	181	—	—	181
Life Sciences Tools & Services	787	—	—	787
Multi-Line Retail	248	—	—	248
Oil, Gas & Consumable Fuels	1,249	—	—	1,249
Personal Products	471	—	—	471
Professional Services	297	—	—	297
Semiconductors & Semiconductor Equipment	673	—	—	673
Software	1,252	—	—	1,252
Tech Hardware, Storage & Peripherals	1,449	—	—	1,449
Textiles, Apparel & Luxury Goods	462	806	—	1,268
Trading Companies & Distributors	275	—	—	275
Total Common Stocks	17,189	806	—	17,995
Short-Term Investment
Investment Company	383	—	—	383
Total Assets	$17,572	$806	$—	$18,378

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign security markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns,

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.75%	0.70%	0.65%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $78,000 of advisory fees were waived and approximately $13,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,222,000 and $2,012,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$421	$3,477	$3,515	$—	@
Affiliated Investment Company (cont'd)	Realized Gain(Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$383

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021, remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$972	$—	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$28	$(28)

At December 31, 2021, the Fund had no distributable earnings on a tax basis.

During the year ended December 31, 2021, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $169,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2021, the Fund intends to defer to January 1, 2022 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$54

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 58.9%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCPSAN
4878945 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Global Endurance Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
U.S. Customer Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Endurance Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

Global Endurance Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Endurance Portfolio Class I	$1,000.00	$405.40	$1,019.84	$3.48	$5.01	1.00%
Global Endurance Portfolio Class A	1,000.00	404.70	1,018.10	4.70	6.76	1.35
Global Endurance Portfolio Class C	1,000.00	403.60	1,014.38	7.31	10.49	2.10
Global Endurance Portfolio Class R6(1)	1,000.00	405.30	1,020.08	3.31	4.76	0.95

*  Expenses are calculated using each fundcode not found Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

Global Endurance Portfolio

	Shares	Value (000)
Common Stocks (97.3%)
Canada (8.1%)
Colliers International Group, Inc.	9,733	$1,066
Constellation Software, Inc.	1,110	1,648
		2,714
Finland (1.6%)
Revenio Group Oyj	12,054	538
Israel (5.9%)
Global-e Online Ltd. (a)	98,523	1,987
Netherlands (3.4%)
Basic-Fit NV (a)	29,998	1,130
Singapore (1.2%)
Sea Ltd. ADR (a)	5,874	393
Sweden (2.2%)
INVISIO AB	50,843	732
United Kingdom (11.3%)
Babcock International Group PLC (a)	404,034	1,525
Victoria PLC (a)	414,583	2,278
		3,803
United States (63.6%)
Affirm Holdings, Inc. (a)	82,774	1,495
Appian Corp. (a)	49,907	2,363
AppLovin Corp., Class A (a)	50,473	1,738
Bill.Com Holdings, Inc. (a)	10,294	1,132
Cardlytics, Inc. (a)	45,886	1,024
	Shares	Value (000)
Carvana Co. (a)	71,595	$1,617
Cricut, Inc., Class A (a)	381,816	2,344
Fastly, Inc., Class A (a)	158,626	1,842
Floor & Decor Holdings, Inc., Class A (a)	29,122	1,833
GoodRx Holdings, Inc., Class A (a)	218,865	1,296
Meta Platforms, Inc., Class A (a)	5,370	866
Party City Holdco, Inc. (a)	397,446	525
Royalty Pharma PLC, Class A	43,181	1,815
Salesforce, Inc. (a)	8,615	1,422
		21,312
Total Common Stocks (Cost $75,090)		32,609
Short-Term Investment (3.1%)
Investment Company (3.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $1,031)	1,030,771	1,031
Total Investments (100.4%) (Cost $76,121) (b)(c)(d)		33,640
Liabilities in Excess of Other Assets (–0.4%)		(126)
Net Assets (100.0%)		$33,514

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The Fund had the following Derivative Contract — PIPE open at June 30, 2022:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Social Capital Suvretta Holdings Corp.III	ProKidney, LP. (a)(e)(f)(g)(h)	$197,480	12/30/2022	$(28)	(0.08)%

(a)  Non-income producing security.

(b)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $235,000 and the aggregate gross unrealized depreciation is approximately $42,744,000, resulting in net unrealized appreciation of approximately $42,509,000.

(c)  The approximate fair value and percentage of net assets, $6,203,000 and 18.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  Securities are available for collateral in connection with a derivative contract - PIPE.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security and derivative contracts (excluding 144A holdings) at June 30, 2022 amounts to approximately $(28,000) and represents (0.1)% of net assets.

(f)  At June 30, 2022, the Fund held a derivative contract valued at approximately $(28,000), representing (0.1)% of net assets. This holding has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(g)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 19,748 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between ProKidney, LP., and Social Capital Suvretta Holdings Corp.III, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Social Capital Suvretta Holdings Corp.III and ProKidney, LP., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Social Capital Suvretta Holdings Corp.III and ProKidney, LP. The investment is restricted from resale until the settlement date.

(h)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Global Endurance Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Software	25.4%
Other*	19.5
Household Durables	14.1
Specialty Retail	12.2
Information Technology Services	10.2
Aerospace & Defense	6.9
Internet & Direct Marketing Retail	6.1
Pharmaceuticals	5.6
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open PIPE contract with total unrealized depreciation of approximately $28,000.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Endurance Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $75,090)	$32,609
Investment in Security of Affiliated Issuer, at Value (Cost $1,031)	1,031
Total Investments in Securities, at Value (Cost $76,121)	33,640
Foreign Currency, at Value (Cost $2)	2
Receivable for Fund Shares Sold	148
Dividends Receivable	2
Receivable from Affiliate	—	@
Other Assets	61
Total Assets	33,853
Liabilities:
Payable for Investments Purchased	220
Payable for Professional Fees	35
Unrealized Depreciation on Derivative Contract — PIPE	28
Payable for Advisory Fees	23
Payable for Custodian Fees	7
Payable for Sub Transfer Agency Fees — Class I	2
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	2
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6*	—	@
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Fund Shares Redeemed	1
Other Liabilities	18
Total Liabilities	339
Net Assets	$33,514
Net Assets Consist of:
Paid-in-Capital	$91,781
Total Accumulated Loss	(58,267)
Net Assets	$33,514
CLASS I:
Net Assets	$29,414
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,615,117
Net Asset Value, Offering and Redemption Price Per Share	$11.25
CLASS A:
Net Assets	$3,567
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	321,240
Net Asset Value, Redemption Price Per Share	$11.11
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.62
Maximum Offering Price Per Share	$11.73
CLASS C:
Net Assets	$520
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	48,031
Net Asset Value, Offering and Redemption Price Per Share	$10.82
CLASS R6:*
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,123
Net Asset Value, Offering and Redemption Price Per Share	$11.26

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Endurance Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$35
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	36
Expenses:
Advisory Fees (Note B)	205
Professional Fees	63
Registration Fees	31
Administration Fees (Note C)	21
Sub Transfer Agency Fees — Class I	15
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class C	— @
Shareholder Services Fees — Class A (Note D)	6
Distribution and Shareholder Services Fees — Class C (Note D)	4
Shareholder Reporting Fees	9
Custodian Fees (Note F)	8
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	1
Directors' Fees and Expenses	2
Pricing Fees	1
Other Expenses	11
Total Expenses	383
Waiver of Advisory Fees (Note B)	(105)
Reimbursement of Class Specific Expenses — Class I (Note B)	(6)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	269
Net Investment Loss	(233)
Realized Loss:
Investments Sold	(12,323)
Foreign Currency Translation	(3)
Net Realized Loss	(12,326)
Change in Unrealized Appreciation (Depreciation):
Investments	(35,636)
Foreign Currency Translation	(— @)
Derivative Contract — PIPE	(28)
Net Change in Unrealized Appreciation (Depreciation)	(35,664)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(47,990)
Net Decrease in Net Assets Resulting from Operations	$(48,223)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Global Endurance Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(233)	$(558)
Net Realized Gain (Loss)	(12,326)	876
Net Change in Unrealized Appreciation (Depreciation)	(35,664)	(11,333)
Net Decrease in Net Assets Resulting from Operations	(48,223)	(11,015)
Dividends and Distributions to Shareholders:
Class I	—	(3,258)
Class A	—	(249)
Class C	—	(73)
Class R6*	—	(1)
Total Dividends and Distributions to Shareholders	—	(3,581)
Capital Share Transactions:(1)
Class I:
Subscribed	13,827	100,653
Distributions Reinvested	—	3,258
Redeemed	(11,597)	(27,595)
Class A:
Subscribed	4,116	8,642
Distributions Reinvested	—	249
Redeemed	(1,716)	(5,503)
Class C:
Subscribed	179	2,650
Distributions Reinvested	—	73
Redeemed	(367)	(1,320)
Class R6:*
Distributions Reinvested	—	1
Net Increase in Net Assets Resulting from Capital Share Transactions	4,442	81,108
Total Increase (Decrease) in Net Assets	(43,781)	66,512
Net Assets:
Beginning of Period	77,295	10,783
End of Period	$33,514	$77,295
(1) Capital Share Transactions:
Class I:
Shares Subscribed	743	2,989
Shares Issued on Distributions Reinvested	—	118
Shares Redeemed	(668)	(863)
Net Increase in Class I Shares Outstanding	75	2,244
Class A:
Shares Subscribed	215	258
Shares Issued on Distributions Reinvested	—	9
Shares Redeemed	(85)	(170)
Net Increase in Class A Shares Outstanding	130	97
Class C:
Shares Subscribed	9	80
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(19)	(42)
Net Increase (Decrease) in Class C Shares Outstanding	(10)	41
Class R6:*
Shares Issued on Distributions Reinvested	—	— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Endurance Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,						Period Ended
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		December 31, 2018(1)
Net Asset Value, Beginning of Period	$27.75		$26.51		$13.03		$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)		(0.28)		(0.09)		(0.05)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(16.42)		2.82		14.41		3.10		(0.02)
Total from Investment Operations	(16.50)		2.54		14.32		3.05		(0.02)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.03)		—		—
Net Realized Gain	—		(1.28)		(0.81)		—		—
Total Distributions	—		(1.30)		(0.84)		—		—
Net Asset Value, End of Period	$11.25		$27.75		$26.51		$13.03		$9.98
Total Return(4)	(59.46	)%(7)	9.59%		110.03%		30.30%		0.00	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$29,414		$70,478		$7,854		$2,757		$2,017
Ratio of Expenses Before Expense Limitation	1.43	%(8)	1.34%		5.12%		14.17%		913.94	%(8)
Ratio of Expenses After Expense Limitation	1.00	%(5)(8)	0.99	%(5)	1.00	%(5)	1.00	%(5)	1.00	%(8)
Ratio of Net Investment Loss	(0.86	)%(5)(8)	(0.85	)%(5)	(0.52	)%(5)	(0.42	)%(5)	(1.00	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	N/A
Portfolio Turnover Rate	41	%(7)	75%		46%		74%		0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Endurance Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,						Period Ended
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		December 31, 2018(1)
Net Asset Value, Beginning of Period	$27.45		$26.33		$12.99		$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.10)		(0.38)		(0.19)		(0.09)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(16.24)		2.80		14.34		3.10		(0.02)
Total from Investment Operations	(16.34)		2.42		14.15		3.01		(0.02)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.00	)(3)	—		—
Net Realized Gain	—		(1.28)		(0.81)		—		—
Total Distributions	—		(1.30)		(0.81)		—		—
Net Asset Value, End of Period	$11.11		$27.45		$26.33		$12.99		$9.98
Total Return(4)	(59.53	)%(7)	9.20%		109.10%		29.90%		0.00	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,567		$5,239		$2,462		$13		$10
Ratio of Expenses Before Expense Limitation	1.78	%(8)	1.70%		5.67%		29.52%		927.90	%(8)
Ratio of Expenses After Expense Limitation	1.35	%(5)(8)	1.35	%(5)	1.35	%(5)	1.35	%(5)	1.35	%(8)
Ratio of Net Investment Loss	(1.21	)%(5)(8)	(1.16	)%(5)	(0.86	)%(5)	(0.77	)%(5)	(1.35	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	N/A
Portfolio Turnover Rate	41	%(7)	75%		46%		74%		0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Endurance Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,						Period Ended
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		December 31, 2018(1)
Net Asset Value, Beginning of Period	$26.81		$25.93		$12.89		$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.17)		(0.62)		(0.33)		(0.18)		(0.00	)(3)
Net Realized and Unrealized Gain (Loss)	(15.82)		2.80		14.18		3.09		(0.02)
Total from Investment Operations	(15.99)		2.18		13.85		2.91		(0.02)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		—		—		—
Net Realized Gain	—		(1.28)		(0.81)		—		—
Total Distributions	—		(1.30)		(0.81)		—		—
Net Asset Value, End of Period	$10.82		$26.81		$25.93		$12.89		$9.98
Total Return(4)	(59.64	)%(7)	8.41%		107.59%		28.90%		0.00	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$520		$1,547		$439		$13		$10
Ratio of Expenses Before Expense Limitation	2.74	%(8)	2.53%		7.61%		30.23%		928.63	%(8)
Ratio of Expenses After Expense Limitation	2.10	%(5)(8)	2.10	%(5)	2.10	%(5)	2.10	%(5)	2.10	%(8)
Ratio of Net Investment Loss	(1.96	)%(5)(8)	(1.92	)%(5)	(1.62	)%(5)	(1.52	)%(5)	(2.10	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	N/A
Portfolio Turnover Rate	41	%(7)	75%		46%		74%		0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Endurance Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,						Period Ended
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		December 31, 2018(2)
Net Asset Value, Beginning of Period	$27.78		$26.53		$13.04		$9.98		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.07)		(0.24)		(0.08)		(0.04)		(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	(16.45)		2.79		14.41		3.10		(0.02)
Total from Investment Operations	(16.52)		2.55		14.33		3.06		(0.02)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.03)		—		—
Net Realized Gain	—		(1.28)		(0.81)		—		—
Total Distributions	—		(1.30)		(0.84)		—		—
Net Asset Value, End of Period	$11.26		$27.78		$26.53		$13.04		$9.98
Total Return(5)	(59.47	)%(8)	9.62%		110.08%		30.40%		0.00	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13		$31		$28		$13		$10
Ratio of Expenses Before Expense Limitation	11.36	%(9)	7.59%		16.93%		29.13%		927.65	%(9)
Ratio of Expenses After Expense Limitation	0.95	%(6)(9)	0.95	%(6)	0.95	%(6)	0.95	%(6)	0.95	%(9)
Ratio of Net Investment Loss	(0.81	)%(6)(9)	(0.71	)%(6)	(0.47	)%(6)	(0.37	)%(6)	(0.95	)%(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	N/A
Portfolio Turnover Rate	41	%(8)	75%		46%		74%		0	%(8)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Endurance Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (6) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances

(unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$2,257	$—	$2,257
Entertainment	393	—	—	393
Health Care Equipment & Supplies	—	538	—	538
Health Care Technology	1,296	—	—	1,296
Hotels, Restaurants & Leisure	—	1,130	—	1,130
Household Durables	2,344	2,278	—	4,622
Information Technology Services	3,337	—	—	3,337

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Interactive Media & Services	$866	$—	$—	$866
Internet & Direct Marketing Retail	1,987	—	—	1,987
Media	1,024	—	—	1,024
Pharmaceuticals	1,815	—	—	1,815
Real Estate Management & Development	1,066	—	—	1,066
Software	8,303	—	—	8,303
Specialty Retail	3,975	—	—	3,975
Total Common Stocks	26,406	6,203	—	32,609
Short-Term Investment
Investment Company	1,031	—	—	1,031
Total Assets	$27,437	$6,203	$—	$33,640
Liabilities:
Derivative Contract — PIPE	—	—	(28)	(28)
Total	$27,437	$6,203	$(28)	$33,612

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Derivative Contract — PIPE (000)
Beginning Balance	$—
Purchases	—
Sales	—
PIPE transactions	(28)
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	—
Realized gains (losses)	—
Ending Balance	$(28)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$(28)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022:

	Fair Value at June 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
PIPE	$(28)	Market Implied	Discount for Lack of Marketability and Transaction Risk	14.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)
PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a when-issued basis.

At June 30, 2022, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Depreciation on Derivative Contract — PIPE	Equity Risk	$(28)

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Equity Risk	Derivative Contract — PIPE	$(28)

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets (000)	Liabilities (000)
Derivative Contract — PIPE	$—	$(28	)(a)

(a) Assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Derivative Contract — PIPE:
Average monthly notional amount	$197,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.39% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $105,000 of advisory fees were waived and approximately $8,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $24,461,000 and $21,067,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$21,358	$20,327	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$1,031

During the six months ended June 30, 2022, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,122	$1,459	$31	$292

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the Fund had no distributable earnings on a tax basis.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2021, the Fund intends to defer to January 1, 2022 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$2,294

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 33.2%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period but better than its peer group average for the three-year period and for the period since the end of December 2018, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGENDSAN
4878953 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Global Focus Real Estate Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	20
Liquidity Risk Management Program	22
U.S. Customer Privacy Notice	23
Director and Officer Information	26

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Focus Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

Global Focus Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Focus Real Estate Portfolio Class I	$1,000.00	$789.60	$1,020.13	$4.17	$4.71	0.94%
Global Focus Real Estate Portfolio Class A	1,000.00	787.00	1,018.35	5.76	6.51	1.30
Global Focus Real Estate Portfolio Class C	1,000.00	784.60	1,014.63	9.07	10.24	2.05
Global Focus Real Estate Portfolio Class R6(1)	1,000.00	789.70	1,020.33	3.99	4.51	0.90

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the actual days accrued in the period).

**  Annaulized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

Global Focus Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.5%)
Australia (2.7%)
Dexus REIT	6,245	$38
Ingenia Communities Group REIT	8,148	23
National Storage REIT	21,077	31
Shopping Centres Australasia Property Group REIT	10,902	21
		113
Belgium (1.8%)
Aedifica SA REIT	781	75
Canada (3.3%)
Chartwell Retirement Residences	3,603	31
InterRent Real Estate Investment Trust REIT	3,977	37
Tricon Residential, Inc.	6,888	70
		138
China (0.6%)
GDS Holdings Ltd. ADR (a)	714	24
France (0.9%)
Klepierre SA REIT (a)	929	18
Mercialys SA REIT	2,533	20
		38
Germany (1.0%)
Vonovia SE	1,318	41
Hong Kong (4.6%)
Hongkong Land Holdings Ltd.	8,500	43
Link REIT	10,200	83
Wharf Real Estate Investment Co., Ltd.	14,000	67
		193
Japan (7.8%)
Japan Metropolitan Fund Investment Corp. REIT	56	44
Mitsubishi Estate Logistics Investment Corp. REIT	19	64
Mitsui Fudosan Co., Ltd.	5,700	122
Nippon Building Fund, Inc. REIT	19	95
		325
Netherlands (1.0%)
NSI NV REIT	1,178	41
Singapore (3.9%)
CapitaLand Integrated Commercial Trust REIT	30,700	48
Digital Core Management Pte Ltd. REIT (a)	34,700	27
Mapletree Industrial Trust REIT	19,600	37
Suntec REIT	43,900	51
		163
Spain (1.2%)
Merlin Properties Socimi SA REIT	5,373	52
Sweden (0.7%)
Catena AB	773	28
United Kingdom (4.8%)
Empiric Student Property PLC REIT	40,202	42
Helical PLC	7,194	33
Land Securities Group PLC REIT	4,724	38
LondonMetric Property PLC REIT	13,858	38
Segro PLC REIT	4,347	52
		203
	Shares	Value (000)
United States (64.2%)
Agree Realty Corp. REIT	2,344	$169
American Tower Corp. REIT	1,502	384
Americold Realty Trust, Inc. REIT	2,901	87
Boyd Gaming Corp.	836	42
Digital Realty Trust, Inc. REIT	1,415	184
Duke Realty Corp. REIT	2,266	124
Equity Residential REIT	3,572	258
Extra Space Storage, Inc. REIT	504	86
Iron Mountain, Inc. REIT	1,725	84
Mid-America Apartment Communities, Inc. REIT	905	158
NETSTREIT Corp. REIT	2,930	55
Park Hotels & Resorts, Inc. REIT	1,522	21
ProLogis, Inc. REIT	1,079	127
Public Storage REIT	641	200
RPT Realty REIT	7,868	77
SBA Communications Corp. REIT	411	132
SITE Centers Corp. REIT	6,118	82
SL Green Realty Corp. REIT	882	41
Sun Communities, Inc. REIT	421	67
Urban Edge Properties REIT	5,397	82
Welltower, Inc. REIT	2,742	226
		2,686
Total Common Stocks (Cost $4,755)		4,120
Short-Term Investment (0.6%)
Investment Company (0.6%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $24)	23,716	24
Total Investments (99.1%) (Cost $4,779) (b)(c)		4,144
Other Assets in Excess of Liabilities (0.9%)		37
Net Assets (100.0%)		$4,181

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $1,272,000 and 30.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $15,000 and the aggregate gross unrealized depreciation is approximately $650,000, resulting in net unrealized depreciation of approximately $635,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Global Focus Real Estate Portfolio

Portfolio Composition

Classification	Percentage of Total Investments
Diversified	21.0%
Residential	16.2
Retail	12.6
Specialty	12.5
Industrial	11.6
Office	8.3
Health Care	8.0
Self Storage	7.7
Other*	2.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Focus Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $4,755)	$4,120
Investment in Security of Affiliated Issuer, at Value (Cost $24)	24
Total Investments in Securities, at Value (Cost $4,779)	4,144
Foreign Currency, at Value (Cost $21)	20
Due from Adviser	76
Dividends Receivable	18
Prepaid Offering Costs	15
Interest Receivable	—	@
Tax Reclaim Receivable	—	@
Receivable from Affiliate	—	@
Receivable from Securities Lending Income	—	@
Other Assets	55
Total Assets	4,328
Liabilities:
Payable for Offering Costs	73
Payable for Professional Fees	46
Payable for Custodian Fees	7
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6*	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Administration Fees	—	@
Other Liabilities	21
Total Liabilities	147
Net Assets	$4,181
Net Assets Consist of:
Paid-in-Capital	$5,070
Total Accumulated Loss	(889)
Net Assets	$4,181
CLASS I:
Net Assets	$4,134
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	501,248
Net Asset Value, Offering and Redemption Price Per Share	$8.25
CLASS A:
Net Assets	$31
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,766
Net Asset Value, Redemption Price Per Share	$8.23
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.46
Maximum Offering Price Per Share	$8.69
CLASS C:
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,002
Net Asset Value, Offering and Redemption Price Per Share	$8.22
CLASS R6:*
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,009
Net Asset Value, Offering and Redemption Price Per Share	$8.25

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Focus Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	$75
Dividends from Security of Affiliated Issuer (Note G)	— @
Income from Securities Loaned — Net	— @
Total Investment Income	75
Expenses:
Offering Costs	89
Professional Fees	53
Advisory Fees (Note B)	18
Shareholder Reporting Fees	8
Registration Fees	8
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	1
Custodian Fees (Note F)	3
Administration Fees (Note C)	2
Directors' Fees and Expenses	1
Pricing Fees	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class A	— @
Other Expenses	7
Total Expenses	194
Expenses Reimbursed by Adviser (Note B)	(151)
Waiver of Advisory Fees (Note B)	(18)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	22
Net Investment Income	53
Realized Loss:
Investments Sold	(224)
Foreign Currency Translation	(1)
Net Realized Loss	(225)
Change in Unrealized Appreciation (Depreciation):
Investments	(946)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(946)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(1,171)
Net Decrease in Net Assets Resulting from Operations	$(1,118)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Global Focus Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)		Period from July 30, 2021^ to December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$53		$19
Net Realized Loss	(225)		(59)
Net Change in Unrealized Appreciation (Depreciation)	(946)		311
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,118)		271
Dividends and Distributions to Shareholders:
Class I	(20)		(22)
Class A	(—	@)	(—	@)
Class C	(—	@)	(—	@)
Class R6*	(—	@)	(—	@)
Total Dividends and Distributions to Shareholders	(20)		(22)
Capital Share Transactions:(1)
Class I:
Subscribed	—		4,971
Distributions Reinvested	20		22
Class A:
Subscribed	—		37
Distributions Reinvested	—	@	—	@
Class C:
Subscribed	—		10
Distributions Reinvested	—	@	—	@
Class R6:*
Subscribed	—		10
Distributions Reinvested	—	@	—
Net Increase in Net Assets Resulting from Capital Share Transactions	20		5,050
Total Increase (Decrease) in Net Assets	(1,118)		5,299
Net Assets:
Beginning of Period	5,299		—
End of Period	$4,181		$5,299
(1) Capital Share Transactions:
Class I:
Shares Subscribed	—		497
Shares Issued on Distributions Reinvested	2		2
Net Increase in Class I Shares Outstanding	2		499
Class A:
Shares Subscribed	—		4
Shares Issued on Distributions Reinvested	—	@@	—	@@
Net Increase in Class A Shares Outstanding	—	@@	4
Class C:
Shares Subscribed	—		1
Shares Issued on Distributions Reinvested	—	@@	—	@@
Net Increase in Class C Shares Outstanding	—	@@	1
Class R6:*
Shares Subscribed	—		1
Shares Issued on Distributions Reinvested	—	@@	—	@@
Net Increase in Class R6 Shares Outstanding	—	@@	1

^  Commencement of operations.

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 Shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Focus Real Estate Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Period from July 30, 2021(1) to December 31, 2021
Net Asset Value, Beginning of Period	$10.49		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.11		0.04
Net Realized and Unrealized Gain (Loss)	(2.31)		0.50
Total from Investment Operations	(2.20)		0.54
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.05)
Net Asset Value, End of Period	$8.25		$10.49
Total Return(3)	(21.04	)%(4)	5.38	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,134		$5,239
Ratio of Expenses Before Expense Limitation	8.05	%(5)	8.85	%(5)
Ratio of Expenses After Expense Limitation	0.94	%(5)(6)	0.94	%(5)(6)
Ratio of Net Investment Income	2.26	%(5)(6)	0.89	%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	57	%(4)	44	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Focus Real Estate Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Period from July 30, 2021(1) to December 31, 2021
Net Asset Value, Beginning of Period	$10.49		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.03
Net Realized and Unrealized Gain (Loss)	(2.32)		0.49
Total from Investment Operations	(2.23)		0.52
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.03)
Net Asset Value, End of Period	$8.23		$10.49
Total Return(3)	(21.30	)%(4)	5.23	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$31		$39
Ratio of Expenses Before Expense Limitation	13.71	%(5)	14.76	%(5)
Ratio of Expenses After Expense Limitation	1.30	%(5)(6)	1.30	%(5)(6)
Ratio of Net Investment Income	1.90	%(5)(6)	0.63	%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	57	%(4)	44	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Focus Real Estate Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Period from July 30, 2021(1) to December 31, 2021
Net Asset Value, Beginning of Period	$10.49		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.05		(0.01)
Net Realized and Unrealized Gain (Loss)	(2.31)		0.50
Total from Investment Operations	(2.26)		0.49
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		(0.00	)(3)
Net Asset Value, End of Period	$8.22		$10.49
Total Return(4)	(21.54	)%(5)	4.92	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8		$10
Ratio of Expenses Before Expense Limitation	28.24	%(6)	27.58	%(6)
Ratio of Expenses After Expense Limitation	2.05	%(6)(7)	2.05	%(6)(7)
Ratio of Net Investment Income (Loss)	1.14	%(6)(7)	(0.23	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)(8)
Portfolio Turnover Rate	57	%(5)	44	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Focus Real Estate Portfolio

	Class R6(1)
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Period from July 30, 2021(2) to December 31, 2021
Net Asset Value, Beginning of Period	$10.49		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.11		0.04
Net Realized and Unrealized Gain (Loss)	(2.31)		0.50
Total from Investment Operations	(2.20)		0.54
Distributions from and/or in Excess of:
Net Investment Income	(0.04)		(0.05)
Net Asset Value, End of Period	$8.25		$10.49
Total Return(4)	(21.03	)%(5)	5.39	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8		$11
Ratio of Expenses Before Expense Limitation	27.10	%(6)	26.54	%(6)
Ratio of Expenses After Expense Limitation	0.90	%(6)(7)	0.90	%(6)(7)
Ratio of Net Investment Income	2.30	%(6)(7)	0.93	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)(8)
Portfolio Turnover Rate	57	%(5)	44	%(5)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Focus Real Estate Portfolio. The Fund seeks to provide current income and long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$292	$579	$—	$871
Health Care	257	75	—	332
Industrial	338	144	—	482
Lodging/Resorts	63	—	—	63
Office	41	301	—	342
Residential	590	83	—	673

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Retail	$465	$59	$—	$524
Self Storage	286	31	—	317
Specialty	516	—	—	516
Total Common Stocks	2,848	1,272	—	4,120
Short-Term Investment
Investment Company	24	—	—	24
Total Assets	$2,872	$1,272	$—	$4,144

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-tomarket daily by

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2022, the Fund did not have any outstanding securities on loan.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $2 billion	Over $2 billion
0.75%	0.70%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 2.05% for Class C shares and 0.90% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $18,000 of advisory fees were waived and approximately $154,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,725,000 and $2,743,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$6	$695	$677	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$24

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax year ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2021 was as follows:

2021 Distributions Paid From:
Ordinary Income (000)
$22

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@ Amount is less than $500.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$58	$—

At December 31, 2021, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $58,000, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund did not have record owners of 10% or greater.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Fund under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Fund. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.

Economies of Scale

The Board considered the growth prospects of the Fund and the structure of the proposed management fee schedule, which includes a breakpoint. The Board considered that the Fund's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

26

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGFRESAN
4877739 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Global Franchise Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
U.S. Customer Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Franchise Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

Global Franchise Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Franchise Portfolio Class I	$1,000.00	$816.20	$1,020.23	$4.14	$4.61	0.92%
Global Franchise Portfolio Class A	1,000.00	815.30	1,019.09	5.18	5.76	1.15
Global Franchise Portfolio Class L	1,000.00	813.10	1,016.56	7.46	8.30	1.66
Global Franchise Portfolio Class C	1,000.00	812.10	1,015.37	8.54	9.49	1.90
Global Franchise Portfolio Class R6(1)	1,000.00	816.50	1,020.73	3.69	4.11	0.82

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

Global Franchise Portfolio

	Shares	Value (000)
Common Stocks (98.0%)
France (5.6%)
L'Oreal SA	174,238	$60,496
LVMH Moet Hennessy Louis Vuitton SE	106,226	65,104
Pernod Ricard SA	293,019	54,172
		179,772
Germany (4.6%)
SAP SE	1,599,183	145,766
Italy (0.4%)
Davide Campari-Milano NV	1,242,594	13,109
Netherlands (2.2%)
Heineken NV	770,211	70,106
United Kingdom (10.3%)
Experian PLC	957,146	28,102
Reckitt Benckiser Group PLC	2,968,061	223,235
RELX PLC (Euronext NV)	581,176	15,717
RELX PLC (LSE)	2,218,892	60,246
		327,300
United States (74.9%)
Abbott Laboratories	1,303,365	141,611
Accenture PLC, Class A	555,513	154,238
Automatic Data Processing, Inc.	403,533	84,758
Baxter International, Inc.	1,878,593	120,662
Becton Dickinson & Co.	482,903	119,050
Broadridge Financial Solutions, Inc.	284,973	40,623
Coca-Cola Co.	1,078,703	67,861
Danaher Corp.	683,711	173,335
Equifax, Inc.	289,270	52,873
Estee Lauder Cos., Inc., Class A	180,112	45,869
Fidelity National Information Services, Inc.	789,782	72,399
Intercontinental Exchange, Inc.	1,245,854	117,160
Microsoft Corp.	1,081,307	277,712
Moody's Corp.	120,210	32,694
NIKE, Inc., Class B	413,859	42,296
Otis Worldwide Corp.	671,557	47,459
Philip Morris International, Inc.	2,420,589	239,009
Procter & Gamble Co.	749,665	107,794
Roper Technologies, Inc.	165,504	65,316
Steris PLC	33,930	6,995
Thermo Fisher Scientific, Inc.	281,603	152,989
Visa, Inc., Class A	969,784	190,941
Zoetis, Inc.	217,996	37,471
		2,391,115
Total Common Stocks (Cost $2,571,815)		3,127,168
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $60,450)	60,449,964	60,450
Total Investments (99.9%) (Cost $2,632,265) (a)(b)		3,187,618
Other Assets in Excess of Liabilities (0.1%)		3,139
Net Assets (100.0%)		$3,190,757

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  The approximate fair value and percentage of net assets, $736,053,000 and 23.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(b)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $695,296,000 and the aggregate gross unrealized depreciation is approximately $139,943,000, resulting in net unrealized appreciation of approximately $555,353,000.

Euronext NV  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	17.4%
Software	15.6
Other*	14.4
Health Care Equipment & Supplies	12.4
Household Products	10.6
Life Sciences Tools & Services	10.4
Tobacco	7.6
Beverages	6.6
Professional Services	5.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $2,571,815)	$3,127,168
Investment in Security of Affiliated Issuer, at Value (Cost $60,450)	60,450
Total Investments in Securities, at Value (Cost $2,632,265)	3,187,618
Foreign Currency, at Value (Cost $699)	690
Dividends Receivable	5,384
Receivable for Investments Sold	4,686
Receivable for Fund Shares Sold	1,745
Tax Reclaim Receivable	830
Receivable from Affiliate	39
Other Assets	236
Total Assets	3,201,228
Liabilities:
Payable for Advisory Fees	6,087
Payable for Fund Shares Redeemed	2,535
Payable for Investments Purchased	859
Payable for Sub Transfer Agency Fees — Class I	395
Payable for Sub Transfer Agency Fees — Class A	53
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	20
Payable for Administration Fees	214
Payable for Shareholder Services Fees — Class A	70
Payable for Distribution and Shareholder Services Fees — Class L	5
Payable for Distribution and Shareholder Services Fees — Class C	100
Payable for Professional Fees	29
Payable for Custodian Fees	22
Payable for Transfer Agency Fees — Class I	6
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6*	1
Other Liabilities	72
Total Liabilities	10,471
Net Assets	$3,190,757
Net Assets Consist of:
Paid-in-Capital	$2,597,940
Total Distributable Earnings	592,817
Net Assets	$3,190,757

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Franchise Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$2,201,799
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	72,928,981
Net Asset Value, Offering and Redemption Price Per Share	$30.19
CLASS A:
Net Assets	$337,068
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	11,470,116
Net Asset Value, Redemption Price Per Share	$29.39
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.63
Maximum Offering Price Per Share	$31.02
CLASS L:
Net Assets	$7,587
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	259,098
Net Asset Value, Offering and Redemption Price Per Share	$29.28
CLASS C:
Net Assets	$118,805
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,158,011
Net Asset Value, Offering and Redemption Price Per Share	$28.57
CLASS R6:*
Net Assets	$525,498
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	17,389,395
Net Asset Value, Offering and Redemption Price Per Share	$30.22

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Franchise Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $930 of Foreign Taxes Withheld)	$31,698
Dividends from Security of Affiliated Issuer (Note G)	84
Total Investment Income	31,782
Expenses:
Advisory Fees (Note B)	12,654
Sub Transfer Agency Fees — Class I	1,219
Sub Transfer Agency Fees — Class A	152
Sub Transfer Agency Fees — Class L	3
Sub Transfer Agency Fees — Class C	51
Administration Fees (Note C)	1,404
Shareholder Services Fees — Class A (Note D)	453
Distribution and Shareholder Services Fees — Class L (Note D)	31
Distribution and Shareholder Services Fees — Class C (Note D)	682
Registration Fees	80
Shareholder Reporting Fees	67
Professional Fees	61
Custodian Fees (Note F)	56
Transfer Agency Fees — Class I (Note E)	14
Transfer Agency Fees — Class A (Note E)	3
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6* (Note E)	2
Directors' Fees and Expenses	21
Pricing Fees	1
Other Expenses	31
Total Expenses	16,988
Rebate from Morgan Stanley Affiliate (Note G)	(35)
Net Expenses	16,953
Net Investment Income	14,829
Realized Gain (Loss):
Investments Sold	59,262
Foreign Currency Translation	(196)
Net Realized Gain	59,066
Change in Unrealized Appreciation (Depreciation):
Investments	(807,147)
Foreign Currency Translation	(81)
Net Change in Unrealized Appreciation (Depreciation)	(807,228)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(748,162)
Net Decrease in Net Assets Resulting from Operations	$(733,333)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Global Franchise Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$14,829	$24,703
Net Realized Gain	59,066	59,422
Net Change in Unrealized Appreciation (Depreciation)	(807,228)	589,414
Net Increase (Decrease) in Net Assets Resulting from Operations	(733,333)	673,539
Dividends and Distributions to Shareholders:
Class I	—	(74,018)
Class A	—	(9,816)
Class L	—	(195)
Class C	—	(3,249)
Class R6*	—	(13,032)
Paid-in-Capital:
Class I	—	(1,104)
Class A	—	(158)
Class L	—	(4)
Class C	—	(— @)
Class R6*	—	(189)
Total Dividends and Distributions to Shareholders	—	(101,765)
Capital Share Transactions:(1)
Class I:
Subscribed	263,970	666,814
Distributions Reinvested	—	72,622
Redeemed	(340,110)	(667,086)
Class A:
Subscribed	59,857	83,141
Distributions Reinvested	—	9,470
Redeemed	(42,872)	(72,864)
Class L:
Exchanged	87	16
Distributions Reinvested	—	199
Redeemed	(227)	(614)
Class C:
Subscribed	15,009	36,379
Distributions Reinvested	—	3,144
Redeemed	(24,582)	(30,778)
Class R6:*
Subscribed	45,732	202,550
Distributions Reinvested	—	13,031
Redeemed	(11,403)	(51,726)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(34,539)	264,298
Total Increase (Decrease) in Net Assets	(767,872)	836,072
Net Assets:
Beginning of Period	3,958,629	3,122,557
End of Period	$3,190,757	$3,958,629

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Global Franchise Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	7,920	19,783
Shares Issued on Distributions Reinvested	—	2,025
Shares Redeemed	(10,424)	(20,099)
Net Increase (Decrease) in Class I Shares Outstanding	(2,504)	1,709
Class A:
Shares Subscribed	1,839	2,530
Shares Issued on Distributions Reinvested	—	271
Shares Redeemed	(1,339)	(2,268)
Net Increase in Class A Shares Outstanding	500	533
Class L:
Shares Exchanged	3	1
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(7)	(20)
Net Decrease in Class L Shares Outstanding	(4)	(13)
Class C:
Shares Subscribed	474	1,121
Shares Issued on Distributions Reinvested	—	92
Shares Redeemed	(799)	(959)
Net Increase (Decrease) in Class C Shares Outstanding	(325)	254
Class R6:*
Shares Subscribed	1,381	5,739
Shares Issued on Distributions Reinvested	—	364
Shares Redeemed	(352)	(1,600)
Net Increase in Class R6 Shares Outstanding	1,029	4,503

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Franchise Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$36.99		$31.20		$28.53		$23.03		$24.72		$20.56
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.14		0.27		0.30		0.30		0.29		0.27
Net Realized and Unrealized Gain (Loss)	(6.94)		6.54		3.45		6.51		(0.63)		5.05
Total from Investment Operations	(6.80)		6.81		3.75		6.81		(0.34)		5.32
Distributions from and/or in Excess of:
Net Investment Income	—		(0.27)		(0.28)		(0.27)		(0.27)		(0.24)
Net Realized Gain	—		(0.74)		(0.80)		(1.04)		(1.08)		(0.92)
Paid-in-Capital	—		(0.01)		—		—		—		—
Total Distributions	—		(1.02)		(1.08)		(1.31)		(1.35)		(1.16)
Net Asset Value, End of Period	$30.19		$36.99		$31.20		$28.53		$23.03		$24.72
Total Return(2)	(18.38	)%(5)	21.92%		13.22%		29.60%		(1.50)%		25.85%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,201,799		$2,790,499		$2,300,448		$1,593,092		$918,409		$753,107
Ratio of Expenses Before Expense Limitation	0.92	%(6)	0.91%		N/A		N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	0.92	%(3)(6)	0.91	%(3)	0.92	%(3)	0.93	%(3)	0.94	%(3)	0.98	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.92	%(3)	0.93	%(3)	N/A		N/A
Ratio of Net Investment Income	0.89	%(3)(6)	0.79	%(3)	1.04	%(3)	1.09	%(3)	1.14	%(3)	1.17	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	10	%(5)	17%		19%		16%		27%		28%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.
The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Franchise Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$36.05		$30.44		$27.86		$22.53		$24.21		$20.16
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.18		0.22		0.23		0.21		0.22
Net Realized and Unrealized Gain (Loss)	(6.77)		6.37		3.37		6.35		(0.61)		4.94
Total from Investment Operations	(6.66)		6.55		3.59		6.58		(0.40)		5.16
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.21)		(0.21)		(0.20)		(0.19)
Net Realized Gain	—		(0.74)		(0.80)		(1.04)		(1.08)		(0.92)
Paid-in-Capital	—		(0.01)		—		—		—		—
Total Distributions	—		(0.94)		(1.01)		(1.25)		(1.28)		(1.11)
Net Asset Value, End of Period	$29.39		$36.05		$30.44		$27.86		$22.53		$24.21
Total Return(2)	(18.47	)%(5)	21.61%		12.95%		29.24%		(1.77)%		25.58%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$337,068		$395,450		$317,673		$292,491		$150,936		$146,722
Ratio of Expenses Before Expense Limitation	1.15	%(6)	1.16%		N/A		N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	1.15	%(3)(6)	1.16	%(3)	1.16	%(3)	1.19	%(3)	1.23	%(3)	1.21	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.16	%(3)	1.19	%(3)	N/A		N/A
Ratio of Net Investment Income	0.67	%(3)(6)	0.54	%(3)	0.77	%(3)	0.83	%(3)	0.84	%(3)	0.94	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	10	%(5)	17%		19%		16%		27%		28%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Franchise Portfolio

	Class L
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$36.01		$30.41		$27.84		$22.51		$24.18		$20.13
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.03		0.01		0.07		0.09		0.09		0.10
Net Realized and Unrealized Gain (Loss)	(6.76)		6.36		3.36		6.35		(0.62)		4.93
Total from Investment Operations	(6.73)		6.37		3.43		6.44		(0.53)		5.03
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.06)		(0.07)		(0.06)		(0.06)
Net Realized Gain	—		(0.74)		(0.80)		(1.04)		(1.08)		(0.92)
Paid-in-Capital	—		(0.01)		—		—		—		—
Total Distributions	—		(0.77)		(0.86)		(1.11)		(1.14)		(0.98)
Net Asset Value, End of Period	$29.28		$36.01		$30.41		$27.84		$22.51		$24.18
Total Return(2)	(18.69	)%(5)	21.02%		12.38%		28.62%		(2.29)%		24.98%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,587		$9,473		$8,390		$8,388		$7,312		$7,993
Ratio of Expenses Before Expense Limitation	1.66	%(6)	1.66%		N/A		N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	1.66	%(3)(6)	1.66	%(3)	1.66	%(3)	1.69	%(3)	1.73	%(3)	1.70	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.66	%(3)	1.69	%(3)	N/A		N/A
Ratio of Net Investment Income	0.15	%(3)(6)	0.05	%(3)	0.26	%(3)	0.31	%(3)	0.36	%(3)	0.44	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	10	%(5)	17%		19%		16%		27%		28%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Franchise Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$35.18		$29.77		$27.30		$22.13		$23.82		$19.88
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.02)		(0.06)		0.01		0.02		0.03		0.04
Net Realized and Unrealized Gain (Loss)	(6.59)		6.21		3.27		6.23		(0.60)		4.86
Total from Investment Operations	(6.61)		6.15		3.28		6.25		(0.57)		4.90
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		(0.04)		(0.04)		(0.04)
Net Realized Gain	—		(0.74)		(0.80)		(1.04)		(1.08)		(0.92)
Paid-in-Capital	—		(0.00	)(2)	—		—		—		—
Total Distributions	—		(0.74)		(0.81)		(1.08)		(1.12)		(0.96)
Net Asset Value, End of Period	$28.57		$35.18		$29.77		$27.30		$22.13		$23.82
Total Return(3)	(18.79	)%(6)	20.74%		12.09%		28.27%		(2.51)%		24.63%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$118,805		$157,721		$125,919		$99,141		$55,271		$47,726
Ratio of Expenses Before Expense Limitation	1.90	%(7)	1.90%		N/A		N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	1.90	%(4)(7)	1.90	%(4)	1.91	%(4)	1.95	%(4)	1.96	%(4)	1.98	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.91	%(4)	1.95	%(4)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.10	)%(4)(7)	(0.20	)%(4)	0.03	%(4)	0.07	%(4)	0.12	%(4)	0.16	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	10	%(6)	17%		19%		16%		27%		28%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Franchise Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$37.01		$31.21		$28.53		$23.03		$24.72		$20.55
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.31		0.33		0.32		0.32		0.29
Net Realized and Unrealized Gain (Loss)	(6.96)		6.54		3.45		6.51		(0.65)		5.05
Total from Investment Operations	(6.79)		6.85		3.78		6.83		(0.33)		5.34
Distributions from and/or in Excess of:
Net Investment Income	—		(0.30)		(0.30)		(0.29)		(0.28)		(0.25)
Net Realized Gain	—		(0.74)		(0.80)		(1.04)		(1.08)		(0.92)
Paid-in-Capital	—		(0.01)		—		—		—		—
Total Distributions	—		(1.05)		(1.10)		(1.33)		(1.36)		(1.17)
Net Asset Value, End of Period	$30.22		$37.01		$31.21		$28.53		$23.03		$24.72
Total Return(3)	(18.35	)%(6)	22.05%		13.33%		29.67%		(1.45)%		26.00%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$525,498		$605,486		$370,127		$137,283		$204,031		$90,488
Ratio of Expenses Before Expense Limitation	0.82	%(7)	0.82%		N/A		N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	0.82	%(4)(7)	0.82	%(4)	0.83	%(4)	0.86	%(4)	0.88	%(4)	0.91	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.83	%(4)	0.86	%(4)	N/A		N/A
Ratio of Net Investment Income	1.02	%(4)(7)	0.90	%(4)	1.14	%(4)	1.21	%(4)	1.30	%(4)	1.23	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	10	%(6)	17%		19%		16%		27%		28%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Franchise Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards

CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$67,861	$137,387	$—	$205,248
Capital Markets	149,854	—	—	149,854
Health Care Equipment & Supplies	388,318	—	—	388,318
Household Products	107,794	223,235	—	331,029
Information Technology Services	542,959	—	—	542,959
Life Sciences Tools & Services	326,324	—	—	326,324
Machinery	47,459	—	—	47,459
Personal Products	45,869	60,496	—	106,365
Pharmaceuticals	37,471	—	—	37,471
Professional Services	52,873	104,065	—	156,938
Software	343,028	145,766	—	488,794
Textiles, Apparel & Luxury Goods	42,296	65,104	—	107,400
Tobacco	239,009	—	—	239,009
Total Common Stocks	2,391,115	736,053	—	3,127,168
Short-Term Investment
Investment Company	60,450	—	—	60,450
Total Assets	$2,451,565	$736,053	$—	$3,187,618

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2022, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.72% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses,

excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2022.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $345,977,000 and $363,411,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $35,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$65,018	$228,925	$233,493	$84
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$60,450

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:			2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Paid-in- Capital (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$24,896	$75,414	$1,455	$25,074	$76,412

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the Fund had no distributable earning on a tax basis.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended

December 31, 2021, the Fund intends to defer to January 1, 2022 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post- October Capital Losses (000)
$67	$13,400

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 35.7%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee was higher than but close to its peer group average and total expense ratio was lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGFSAN
4877748 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Global Infrastructure Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	24
Liquidity Risk Management Program	26
U.S. Customer Privacy Notice	27
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Infrastructure Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

Global Infrastructure Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Infrastructure Portfolio Class I	$1,000.00	$937.10	$1,019.98	$4.66	$4.86	0.97%
Global Infrastructure Portfolio Class A	1,000.00	936.30	1,018.79	5.81	6.06	1.21
Global Infrastructure Portfolio Class L	1,000.00	932.80	1,015.97	8.53	8.90	1.78
Global Infrastructure Portfolio Class C	1,000.00	931.50	1,014.58	9.87	10.29	2.06
Global Infrastructure Portfolio Class R6(1)	1,000.00	937.40	1,020.13	4.52	4.71	0.94
Global Infrastructure Portfolio Class IR	1,000.00	937.00	1,020.13	4.51	4.71	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

Global Infrastructure Portfolio

	Shares	Value (000)
Common Stocks (96.9%)
Australia (2.5%)
Atlas Arteria Ltd. (Units) (a)	294,810	$1,642
Transurban Group (Units) (a)	579,908	5,770
		7,412
Canada (17.4%)
Canadian Pacific Railway Ltd.	17,391	1,215
Enbridge, Inc.	271,567	11,468
GFL Environmental, Inc. (b)	495,070	12,773
Gibson Energy, Inc.	361,863	6,702
Pembina Pipeline Corp.	220,294	7,787
TC Energy Corp.	230,323	11,931
		51,876
China (9.5%)
China Gas Holdings Ltd. (c)	18,177,600	28,141
France (5.1%)
Aeroports de Paris (d)	3,161	403
Getlink SE	220,184	3,905
Vinci SA	122,314	10,979
		15,287
Germany (0.2%)
Fraport AG Frankfurt Airport Services Worldwide (d)	14,533	636
Hong Kong (0.9%)
Power Assets Holdings Ltd.	431,571	2,719
Italy (6.9%)
Atlantia SpA	200,568	4,708
Infrastrutture Wireless Italiane SpA	1,162,704	11,821
Terna — Rete Elettrica Nazionale	527,988	4,151
		20,680
Mexico (2.1%)
Grupo Aeroportuario del Pacifico SAB de CV, Class B	229,540	3,209
Grupo Aeroportuario del Sureste SAB de CV, Class B	153,666	3,020
		6,229
New Zealand (0.4%)
Auckland International Airport Ltd. (d)	285,502	1,279
Portugal (0.4%)
EDP Renovaveis SA	56,609	1,337
Spain (4.8%)
Aena SME SA (d)	16,665	2,126
Cellnex Telecom SA	120,941	4,707
Ferrovial SA	132,096	3,361
Iberdrola SA	379,498	3,951
		14,145
Switzerland (0.4%)
Flughafen Zurich AG (Registered) (d)	6,992	1,060
United Kingdom (6.0%)
National Grid PLC	860,991	11,065
Pennon Group PLC	309,355	3,600
Severn Trent PLC	96,215	3,194
		17,859
	Shares	Value (000)
United States (40.3%)
Ameren Corp.	34,659	$3,132
American Electric Power Co. Inc.	66,939	6,422
American Tower Corp. REIT	100,569	25,704
American Water Works Co. Inc.	28,254	4,203
Atmos Energy Corp.	40,998	4,596
CenterPoint Energy, Inc.	144,847	4,285
Cheniere Energy, Inc.	35,946	4,782
Crown Castle International Corp. REIT	81,516	13,726
Edison International	80,044	5,062
Entergy Corp.	34,463	3,882
Eversource Energy	60,201	5,085
NiSource, Inc.	139,095	4,102
ONEOK, Inc.	34,483	1,914
PG&E Corp. (d)	201,313	2,009
SBA Communications Corp. REIT	20,155	6,451
Sempra Energy	78,462	11,790
Targa Resources Corp.	66,080	3,943
Waste Connections, Inc.	6,926	858
Williams Cos., Inc. (The)	193,680	6,045
Xcel Energy, Inc.	26,175	1,852
		119,843
Total Common Stocks (Cost $268,766)		288,503
Short-Term Investments (3.6%)
Securities held as Collateral on Loaned Securities (0.2%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H)	462,503	463
	Face Amount (000)
Repurchase Agreements (0.0%) (e)
HSBC Securities USA, Inc., (1.50%, dated 6/30/22, due 7/1/22; proceeds $36; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 2/15/23 - 5/15/32; valued at $37)	$36	36
Merrill Lynch & Co., Inc., (1.46%, dated 6/30/22, due 7/1/22; proceeds $70; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $71)	70	70
		106
Total Securities held as Collateral on Loaned Securities (Cost $569)		569

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Global Infrastructure Portfolio

	Shares	Value (000)
Investment Company (3.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note H) (Cost $10,013)	10,012,996	$10,013
Total Short-Term Investments (Cost $10,582)		10,582
Total Investments (100.5%) (Cost $279,348) Including $573 of Securities Loaned (f)(g)		299,085
Liabilities in Excess of Other Assets (–0.5%)		(1,414)
Net Assets (100.0%)		$297,671

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(b)  All or a portion of this security was on loan at June 30, 2022.

(c)  Security trades on the Hong Kong exchange.

(d)  Non-income producing security.

(e)  Amount is less than 0.05%.

(f)  The approximate fair value and percentage of net assets, $110,555,000 and 37.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(g)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for the book purposes. The aggregate gross unrealized appreciation is approximately $36,878,000 and the aggregate gross unrealized depreciation is approximately $17,141,000, resulting in net unrealized appreciation of approximately $19,737,000.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Oil & Gas Storage & Transportation	34.6%
Communications	20.9
Others**	18.7
Electricity Transmission & Distribution	14.2
Diversified	6.2
Toll Roads	5.4
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $268,872)	$288,609
Investment in Security of Affiliated Issuer, at Value (Cost $10,476)	10,476
Total Investments in Securities, at Value (Cost $279,348)	299,085
Foreign Currency, at Value (Cost $382)	383
Cash from Securities Lending	30
Dividends Receivable	897
Receivable for Investments Sold	153
Receivable for Fund Shares Sold	70
Tax Reclaim Receivable	40
Receivable from Affiliate	11
Receivable from Securities Lending Income	—	@
Other Assets	99
Total Assets	300,768
Liabilities:
Payable for Investments Purchased	1,219
Collateral on Securities Loaned, at Value	599
Payable for Fund Shares Redeemed	527
Payable for Advisory Fees	507
Payable for Sub Transfer Agency Fees — Class I	16
Payable for Sub Transfer Agency Fees — Class A	34
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Shareholder Services Fees — Class A	41
Payable for Distribution and Shareholder Services Fees — Class L	2
Payable for Distribution and Shareholder Services Fees — Class C	4
Payable for Directors' Fees and Expenses	38
Payable for Professional Fees	34
Payable for Custodian Fees	21
Payable for Administration Fees	20
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	11
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6*	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	21
Total Liabilities	3,097
Net Assets	$297,671
Net Assets Consist of:
Paid-in-Capital	$245,154
Total Distributable Earnings	52,517
Net Assets	$297,671

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Infrastructure Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$93,726
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,554,253
Net Asset Value, Offering and Redemption Price Per Share	$14.30
CLASS A:
Net Assets	$195,888
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	13,750,742
Net Asset Value, Redemption Price Per Share	$14.25
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.79
Maximum Offering Price Per Share	$15.04
CLASS L:
Net Assets	$2,981
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	210,452
Net Asset Value, Offering and Redemption Price Per Share	$14.16
CLASS C:
Net Assets	$5,052
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	363,872
Net Asset Value, Offering and Redemption Price Per Share	$13.88
CLASS R6:*
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	852
Net Asset Value, Offering and Redemption Price Per Share	$14.23
CLASS IR:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	829
Net Asset Value, Offering and Redemption Price Per Share	$14.29
(1) Including: Securities on Loan, at Value:	$573

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Infrastructure Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $337 of Foreign Taxes Withheld)	$4,716
Dividends from Security of Affiliated Issuer (Note G)	15
Income from Securities Loaned — Net	10
Total Investment Income	4,741
Expenses:
Advisory Fees (Note B)	1,309
Shareholder Services Fees — Class A (Note D)	259
Distribution and Shareholder Services Fees — Class L (Note D)	12
Distribution and Shareholder Services Fees — Class C (Note D)	22
Sub Transfer Agency Fees — Class I	55
Sub Transfer Agency Fees — Class A	77
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	1
Administration Fees (Note C)	123
Professional Fees	59
Custodian Fees (Note F)	42
Registration Fees	36
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	22
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	22
Directors' Fees and Expenses	5
Pricing Fees	2
Other Expenses	8
Total Expenses	2,061
Waiver of Advisory Fees (Note B)	(158)
Reimbursement of Class Specific Expenses — Class I (Note B)	(43)
Reimbursement of Class Specific Expenses — Class A (Note B)	(78)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(4)
Net Expenses	1,775
Net Investment Income	2,966
Realized Gain:
Investments Sold	25,710
Foreign Currency Translation	11
Net Realized Gain	25,721
Change in Unrealized Appreciation (Depreciation):
Investments	(49,723)
Foreign Currency Translation	(20)
Net Change in Unrealized Appreciation (Depreciation)	(49,743)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(24,022)
Net Decrease in Net Assets Resulting from Operations	$(21,056)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Global Infrastructure Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$2,966	$5,400
Net Realized Gain	25,721	23,926
Net Change in Unrealized Appreciation (Depreciation)	(49,743)	9,355
Net Increase (Decrease) in Net Assets Resulting from Operations	(21,056)	38,681
Dividends and Distributions to Shareholders:
Class I	—	(6,839)
Class A	—	(16,402)
Class L	—	(222)
Class C	—	(291)
Class R6*	—	(1)
Class IR	—	(1)
Total Dividends and Distributions to Shareholders	—	(23,756)
Capital Share Transactions:(1)
Class I:
Subscribed	33,634	45,076
Distributions Reinvested	—	6,838
Redeemed	(24,611)	(31,226)
Class A:
Subscribed	2,331	13,114
Distributions Reinvested	—	15,967
Redeemed	(16,623)	(30,394)
Class L:
Exchanged	49	90
Distributions Reinvested	—	216
Redeemed	(126)	(374)
Class C:
Subscribed	1,946	1,605
Distributions Reinvested	—	290
Redeemed	(755)	(602)
Class R6:*
Distributions Reinvested	—	1
Class IR:
Distributions Reinvested	—	1
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(4,155)	20,602
Total Increase (Decrease) in Net Assets	(25,211)	35,527
Net Assets:
Beginning of Period	322,882	287,355
End of Period	$297,671	$322,882

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Global Infrastructure Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,288	2,882
Shares Issued on Distributions Reinvested	—	465
Shares Redeemed	(1,700)	(2,096)
Net Increase in Class I Shares Outstanding	588	1,251
Class A:
Shares Subscribed	156	862
Shares Issued on Distributions Reinvested	—	1,089
Shares Redeemed	(1,144)	(1,974)
Net Decrease in Class A Shares Outstanding	(988)	(23)
Class L:
Shares Exchanged	4	6
Shares Issued on Distributions Reinvested	—	15
Shares Redeemed	(9)	(25)
Net Decrease in Class L Shares Outstanding	(5)	(4)
Class C:
Shares Subscribed	134	107
Shares Issued on Distributions Reinvested	—	20
Shares Redeemed	(53)	(40)
Net Increase in Class C Shares Outstanding	81	87
Class R6:*
Shares Issued on Distributions Reinvested	—	— @@
Class IR:
Shares Issued on Distributions Reinvested	—	— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Infrastructure Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$15.26		$14.47		$15.37		$12.39		$14.64		$14.02
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.16		0.30		0.13		0.35		0.31		0.44
Net Realized and Unrealized Gain (Loss)	(1.12)		1.72		(0.36)		3.11		(1.45)		1.33
Total from Investment Operations	(0.96)		2.02		(0.23)		3.46		(1.14)		1.77
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)		(0.40)		(0.36)		(0.37)		(0.42)
Net Realized Gain	—		(0.88)		(0.27)		(0.12)		(0.74)		(0.73)
Total Distributions	—		(1.23)		(0.67)		(0.48)		(1.11)		(1.15)
Net Asset Value, End of Period	$14.30		$15.26		$14.47		$15.37		$12.39		$14.64
Total Return(2)	(6.29	)%(6)	14.14%		(1.45)%		27.94%		(8.02)%		12.70%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$93,726		$91,045		$68,255		$89,371		$65,311		$95,219
Ratio of Expenses Before Expense Limitation	1.16	%(7)	1.18%		1.18%		1.16%		1.16%		1.08%
Ratio of Expenses After Expense Limitation	0.97	%(3)(7)	0.97	%(3)	0.97	%(3)	0.97	%(3)	0.97	%(3)	0.91	%(3)(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.97	%(3)	0.97	%(3)	N/A		N/A
Ratio of Net Investment Income	2.13	%(3)(7)	1.95	%(3)	0.94	%(3)	2.40	%(3)	2.21	%(3)	2.93	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.01%
Portfolio Turnover Rate	39	%(6)	61%		62%		30%		43%		45%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.97% for Class I shares. Prior to July 1, 2017, the maximum ratio was 0.87% for Class I shares.

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Infrastructure Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$15.22		$14.44		$15.33		$12.36		$14.60		$13.99
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.14		0.27		0.11		0.31		0.28		0.39
Net Realized and Unrealized Gain (Loss)	(1.11)		1.70		(0.37)		3.10		(1.45)		1.33
Total from Investment Operations	(0.97)		1.97		(0.26)		3.41		(1.17)		1.72
Distributions from and/or in Excess of:
Net Investment Income	—		(0.31)		(0.36)		(0.32)		(0.33)		(0.38)
Net Realized Gain	—		(0.88)		(0.27)		(0.12)		(0.74)		(0.73)
Total Distributions	—		(1.19)		(0.63)		(0.44)		(1.07)		(1.11)
Net Asset Value, End of Period	$14.25		$15.22		$14.44		$15.33		$12.36		$14.60
Total Return(2)	(6.37	)%(6)	13.89%		(1.69)%		27.62%		(8.22)%		12.37%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$195,888		$224,318		$213,128		$240,350		$212,919		$278,780
Ratio of Expenses Before Expense Limitation	1.39	%(7)	1.39%		1.38%		1.37%		1.37%		1.38%
Ratio of Expenses After Expense Limitation	1.21	%(3)(7)	1.21	%(3)	1.21	%(3)	1.21	%(3)	1.21	%(3)	1.15	%(3)(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.21	%(3)	1.21	%(3)	N/A		N/A
Ratio of Net Investment Income	1.86	%(3)(7)	1.74	%(3)	0.74	%(3)	2.16	%(3)	2.00	%(3)	2.63	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.01%
Portfolio Turnover Rate	39	%(6)	61%		62%		30%		43%		45%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.21% for Class A shares. Prior to July 1, 2017, the maximum ratio was 1.11% for Class A shares.

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Infrastructure Portfolio

	Class L
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$15.18		$14.40		$15.29		$12.33		$14.55		$13.94
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.10		0.18		0.02		0.23		0.20		0.31
Net Realized and Unrealized Gain (Loss)	(1.12)		1.69		(0.36)		3.08		(1.44)		1.33
Total from Investment Operations	(1.02)		1.87		(0.34)		3.31		(1.24)		1.64
Distributions from and/or in Excess of:
Net Investment Income	—		(0.21)		(0.28)		(0.23)		(0.24)		(0.30)
Net Realized Gain	—		(0.88)		(0.27)		(0.12)		(0.74)		(0.73)
Total Distributions	—		(1.09)		(0.55)		(0.35)		(0.98)		(1.03)
Net Asset Value, End of Period	$14.16		$15.18		$14.40		$15.29		$12.33		$14.55
Total Return(2)	(6.72	)%(6)	13.28%		(2.27)%		26.87%		(8.73)%		11.80%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,981		$3,275		$3,163		$3,718		$3,805		$5,634
Ratio of Expenses Before Expense Limitation	1.92	%(7)	1.98%		1.94%		1.93%		1.87%		1.95%
Ratio of Expenses After Expense Limitation	1.78	%(3)(7)	1.78	%(3)	1.78	%(3)	1.78	%(3)	1.78	%(3)	1.72	%(3)(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.78	%(3)	1.78	%(3)	N/A		N/A
Ratio of Net Investment Income	1.31	%(3)(7)	1.17	%(3)	0.17	%(3)	1.58	%(3)	1.41	%(3)	2.06	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.01%
Portfolio Turnover Rate	39	%(6)	61%		62%		30%		43%		45%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.78% for Class L shares. Prior to July 1, 2017, the maximum ratio was 1.68% for Class L shares.

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.
The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Infrastructure Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$14.90		$14.18		$15.08		$12.17		$14.36		$13.81
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.08		0.14		(0.02)		0.18		0.16		0.29
Net Realized and Unrealized Gain (Loss)	(1.10)		1.66		(0.36)		3.05		(1.42)		1.28
Total from Investment Operations	(1.02)		1.80		(0.38)		3.23		(1.26)		1.57
Distributions from and/or in Excess of:
Net Investment Income	—		(0.20)		(0.25)		(0.20)		(0.19)		(0.29)
Net Realized Gain	—		(0.88)		(0.27)		(0.12)		(0.74)		(0.73)
Total Distributions	—		(1.08)		(0.52)		(0.32)		(0.93)		(1.02)
Net Asset Value, End of Period	$13.88		$14.90		$14.18		$15.08		$12.17		$14.36
Total Return(2)	(6.85	)%(6)	12.93%		(2.53)%		26.55%		(9.02)%		11.42%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,052		$4,218		$2,787		$2,901		$2,580		$3,601
Ratio of Expenses Before Expense Limitation	2.16	%(7)	2.19%		2.22%		2.20%		2.20%		2.23%
Ratio of Expenses After Expense Limitation	2.06	%(3)(7)	2.07	%(3)	2.07	%(3)	2.07	%(3)	2.07	%(3)	2.02	%(3)(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		2.07	%(3)	2.07	%(3)	N/A		N/A
Ratio of Net Investment Income (Loss)	1.10	%(3)(7)	0.92	%(3)	(0.12	)%(3)	1.30	%(3)	1.14	%(3)	1.96	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.01%
Portfolio Turnover Rate	39	%(6)	61%		62%		30%		43%		45%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.07% for Class C shares. Prior to July 1, 2017, the maximum ratio was 1.97% for Class C shares.

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Infrastructure Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$15.18		$14.40		$15.29		$12.38		$14.63		$14.02
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.34		0.15		0.38		0.32		0.45
Net Realized and Unrealized Gain (Loss)	(1.11)		1.67		(0.37)		3.01		(1.46)		1.32
Total from Investment Operations	(0.95)		2.01		(0.22)		3.39		(1.14)		1.77
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)		(0.40)		(0.36)		(0.37)		(0.43)
Net Realized Gain	—		(0.88)		(0.27)		(0.12)		(0.74)		(0.73)
Total Distributions	—		(1.23)		(0.67)		(0.48)		(1.11)		(1.16)
Net Asset Value, End of Period	$14.23		$15.18		$14.40		$15.29		$12.38		$14.63
Total Return(3)	(6.26	)%(7)	14.17%		(1.37)%		27.31%		(7.92)%		12.65%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$13		$11		$11		$24,462		$9,516
Ratio of Expenses Before Expense Limitation	15.92	%(8)	20.38%		20.65%		1.05%		1.05%		1.06%
Ratio of Expenses After Expense Limitation	0.94	%(4)(8)	0.94	%(4)	0.94	%(4)	0.94	%(4)	0.94	%(4)	0.89	%(4)(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.94	%(4)	0.94	%(4)	N/A		N/A
Ratio of Net Investment Income	2.15	%(4)(8)	2.20	%(4)	1.03	%(4)	2.71	%(4)	2.26	%(4)	2.95	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.01%
Portfolio Turnover Rate	39	%(7)	61%		62%		30%		43%		45%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2017, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class R6 shares. Prior to July 1, 2017, the maximum ratio was 0.84% for Class R6 shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Infrastructure Portfolio

	Class IR
	Six Months Ended June 30, 2022		Year Ended December 31,						Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		December 31, 2018
Net Asset Value, Beginning of Period	$15.25		$14.47		$15.36		$12.38		$14.10
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.34		0.15		0.35		0.20
Net Realized and Unrealized Gain (Loss)	(1.12)		1.67		(0.37)		3.11		(0.81)
Total from Investment Operations	(0.96)		2.01		(0.22)		3.46		(0.61)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.35)		(0.40)		(0.36)		(0.37)
Net Realized Gain	—		(0.88)		(0.27)		(0.12)		(0.74)
Total Distributions	—		(1.23)		(0.67)		(0.48)		(1.11)
Net Asset Value, End of Period	$14.29		$15.25		$14.47		$15.36		$12.38
Total Return(3)	(6.30	)%(6)	14.18%		(1.43)%		27.99%		(4.54	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$12		$13		$11		$11		$9
Ratio of Expenses Before Expense Limitation	16.16	%(7)	17.82%		19.68%		19.62%		18.47	%(7)
Ratio of Expenses After Expense Limitation	0.94	%(4)(7)	0.94	%(4)	0.94	%(4)	0.94	%(4)	0.94	%(4)(7)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.94	%(4)	0.94	%(4)	N/A
Ratio of Net Investment Income	2.15	%(4)(7)	2.20	%(4)	1.03	%(4)	2.65	%(4)	2.67	%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)(7)
Portfolio Turnover Rate	39	%(6)	61%		62%		30%		43%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Infrastructure Portfolio. The Fund seeks to provide both capital appreciation and income.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airports	$6,229	$5,504	$—	$11,733
Commercial Services & Supplies	13,631	—	—	13,631
Communications	45,881	16,528	—	62,409
Diversified	4,285	14,340	—	18,625
Electricity Transmission & Distribution	20,430	21,886	—	42,316
Oil & Gas Storage & Transportation	75,060	28,141	—	103,201
Railroads	1,215	—	—	1,215
Renewables	—	1,337	—	1,337
Toll Roads	—	16,025	—	16,025
Utilities	7,014	—	—	7,014
Water	4,203	6,794	—	10,997
Total Common Stocks	177,948	110,555	—	288,503

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Short-Term Investments
Investment Company	$10,476	$—	$—	$10,476
Repurchase Agreements	—	106	—	106
Total Short-Term Investments	10,476	106	—	10,582
Total Assets	$188,424	$110,661	$—	$299,085

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$573	(a)	$—	$(573	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $599,000, of which approximately $569,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $30,000, which is not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stock	$599	$—	$—	$—	$599
Total Borrowings	$599	$—	$—	$—	$599
Gross amount of recognized liabilities for securities lending transactions					$599

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.85% of the average daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.97% for Class I shares, 1.21% for Class A shares, 1.78% for Class L shares, 2.07% for Class C shares, 0.94% for Class R6 shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $158,000 of advisory fees were waived and approximately $124,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $117,698,000 and $123,624,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$4,985	$71,115	$65,624	$15
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$10,476

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2022, included in "Directors' Fees and Expenses" in the Statement of Operations amounted to approximately $1,000. At June 30, 2022, the Fund had an accrued pension liability of approximately $38,000, which is reflected as "Payable for Directors' Fees and Expenses" in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$9,154	$14,602	$7,160	$5,179

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,284	$8,120

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 60.3%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group averages for the one-, three-, and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was lower than its peer group average and actual management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFISGISAN
4877758 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Global Insight Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	16
Investment Advisory Agreement Approval	28
Liquidity Risk Management Program	30
U.S. Customer Privacy Notice	31
Director and Officer Information	34

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Insight Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Expense Example

Global Insight Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Insight Portfolio Class I	$1,000.00	$448.70	$1,019.84	$3.59	$5.01	1.00%
Global Insight Portfolio Class A	1,000.00	448.10	1,018.25	4.74	6.61	1.32
Global Insight Portfolio Class L	1,000.00	446.50	1,015.62	6.64	9.25	1.85
Global Insight Portfolio Class C	1,000.00	446.10	1,014.38	7.53	10.49	2.10
Global Insight Portfolio Class R6(1)	1,000.00	448.60	1,020.08	3.41	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments

Global Insight Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
Australia (0.3%)
Redbubble Ltd. (a)	497,686	$309
Belgium (1.1%)
Argenx SE ADR (a)	3,170	1,201
Brazil (1.0%)
NU Holdings Ltd., Class A (a)	279,503	1,045
Canada (4.6%)
Shopify, Inc., Class A (a)	152,160	4,753
Netherlands (11.4%)
Adyen NV (a)	4,306	6,214
ASML Holding NV	11,758	5,596
		11,810
Singapore (9.1%)
Grab Holdings Ltd., Class A (a)	1,953,179	4,942
Sea Ltd. ADR (a)	67,163	4,490
		9,432
Sweden (1.5%)
Kinnevik AB, Class B (a)	93,821	1,519
United Kingdom (4.1%)
Atlassian Corp., PLC, Class A (a)	14,704	2,756
Deliveroo PLC (a)	1,399,357	1,549
		4,305
United States (64.8%)
10X Genomics, Inc., Class A (a)	32,334	1,463
Agilon health, Inc. (a)	199,241	4,349
Bill.Com Holdings, Inc. (a)	27,848	3,062
Cloudflare, Inc., Class A (a)	117,955	5,161
Coinbase Global, Inc., Class A (a)	13,725	645
Coupang, Inc. (a)	457,403	5,832
Datadog, Inc., Class A (a)	39,421	3,754
Dlocal Ltd. (a)	140,478	3,688
Doximity, Inc., Class A (a)	80,173	2,792
Farfetch Ltd., Class A (a)	263,191	1,884
Ginkgo Bioworks Holdings, Inc. (a)	165,839	395
GoodRx Holdings, Inc., Class A (a)	47,648	282
Guardant Health, Inc. (a)	19,950	805
Heliogen, Inc. (a)	182,063	384
	Shares	Value (000)
Intellia Therapeutics, Inc. (a)	9,089	$470
Meli Kaszek Pioneer Corp., SPAC (a)	100,860	999
MercadoLibre, Inc. (a)	8,456	5,385
ROBLOX Corp., Class A (a)	96,474	3,170
Royalty Pharma PLC, Class A	213,684	8,983
Snowflake, Inc., Class A (a)	42,758	5,946
Trade Desk, Inc., Class A (a)	106,576	4,465
Unity Software, Inc. (a)	39,672	1,461
Veeva Systems, Inc., Class A (a)	8,200	1,624
		66,999
Total Common Stocks (Cost $178,759)		101,373
Preferred Stock (0.0%) (b)
United States (0.0%) (b)
Lookout, Inc. Series F (a)(c)(d) (acquisition cost — $73; acquired 6/17/14) (Cost $73)	6,374	33
Investment Company (0.7%)
United States (0.7%)
Grayscale Bitcoin Trust (a) (Cost $2,396)	58,912	710
Short-Term Investment (2.1%)
Investment Company (2.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $2,123)	2,123,229	2,123
Total Investments Excluding Purchased Options (100.7%) (Cost $183,351)		104,239
Total Purchased Options Outstanding (0.1%) (Cost $1,317)		92
Total Investments (100.8%) (Cost $184,668) (e)(f)(g)		104,331
Liabilities in Excess of Other Assets (–0.8%)		(864)
Net Assets (100.0%)		$103,467

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The Fund had the following Derivative Contracts — PIPE open at June 30, 2022:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Social Capital Suvretta Holdings Corp.III	ProKidney, LP (a)(c)(d)(h)(i)	$676,220	12/30/2022	$(98)	(0.09)%

(a)  Non-income producing security.

(b)  Amount is less than 0.05%.

(c)  At June 30, 2022, the Fund held a fair valued security and derivative contracts valued at approximately $(65,000), representing (0.1)% of net assets. These holdings have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted security and derivative contracts (excluding 144A holdings) at June 30, 2022 amounts to approximately $(65,000) and represents (0.1)% of net assets.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Insight Portfolio

(e)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,884,000 and the aggregate gross unrealized depreciation is approximately $82,319,000, resulting in net unrealized depreciation of approximately $80,435,000.

(f)  Securities are available for collateral in connection with a derivative contract — PIPE and purchased options.

(g)  The approximate fair value and percentage of net assets, $9,591,000 and 9.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(h)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 67,622, shares at $10.00 per shares on the settlement date pursuant to the closing of the business combination between ProKidney, LP and Social Capital

Suvretta Holdings Corp.III, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Social Capital Suvretta Holdings Corp.III and Prokidney, LP and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met the Fund is no longer obligated to fulfill its commitment to Social Capital Suvretta Holdings Corp.III and Prokidney, LP. The investment is restricted from resale until the settlement date.

(i)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR  American Depositary Receipt.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	90,422,836	90,423	$90		$435	$(345)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	94,669,594	94,670	1		441	(440)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	43,502,787	43,503	1		295	(294)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	27,456,366	27,456	—	@	146	(146)
							$92		$1,317	$(1,225)

@  Amount less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	24.7%
Other**	19.8
Software	14.9
Internet & Direct Marketing Retail	14.4
Pharmaceuticals	8.6
Entertainment	7.3
Semiconductors & Semiconductor Equipment	5.4
Health Care Providers & Services	4.9
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open PIPE contract with net unrealized depreciation of approximately $98,000.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Insight Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $182,545)	$102,208
Investment in Security of Affiliated Issuer, at Value (Cost $2,123)	2,123
Total Investments in Securities, at Value (Cost $184,668)	104,331
Foreign Currency, at Value (Cost $5)	5
Receivable for Fund Shares Sold	68
Tax Reclaim Receivable	43
Receivable from Affiliate	2
Dividends Receivable	1
Receivable from Securities Lending Income	—	@
Other Assets	138
Total Assets	104,588
Liabilities:
Due to Broker	460
Payable for Fund Shares Redeemed	262
Payable for Advisory Fees	141
Unrealized Depreciation on Derivative Contract — PIPE	98
Payable for Sub Transfer Agency Fees — Class I	54
Payable for Sub Transfer Agency Fees — Class A	25
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	4
Payable for Custodian Fees	15
Payable for Professional Fees	11
Payable for Shareholder Services Fees — Class A	5
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	5
Payable for Administration Fees	7
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6*	—	@
Other Liabilities	29
Total Liabilities	1,121
Net Assets	$103,467
Net Assets Consist of:
Paid-in-Capital	$254,393
Total Accumulated Loss	(150,926)
Net Assets	$103,467

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Insight Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$74,404
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,051,697
Net Asset Value, Offering and Redemption Price Per Share	$8.22
CLASS A:
Net Assets	$22,856
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,912,584
Net Asset Value, Redemption Price Per Share	$7.85
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.43
Maximum Offering Price Per Share	$8.28
CLASS L:
Net Assets	$190
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	26,660
Net Asset Value, Offering and Redemption Price Per Share	$7.13
CLASS C:
Net Assets	$6,013
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	874,968
Net Asset Value, Offering and Redemption Price Per Share	$6.87
CLASS R6:*
Net Assets	$4
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	475
Net Asset Value, Offering and Redemption Price Per Share	$8.21

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Insight Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Income from Securities Loaned — Net	$140
Dividends from Securities of Unaffiliated Issuers (Net of $5 of Foreign Taxes Withheld)	133
Dividends from Security of Affiliated Issuer (Note G)	5
Total Investment Income	278
Expenses:
Advisory Fees (Note B)	632
Sub Transfer Agency Fees — Class I	87
Sub Transfer Agency Fees — Class A	43
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	6
Shareholder Services Fees — Class A (Note D)	48
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	51
Professional Fees	91
Administration Fees (Note C)	63
Registration Fees	46
Shareholder Reporting Fees	26
Custodian Fees (Note F)	16
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6* (Note E)	1
Directors' Fees and Expenses	4
Pricing Fees	2
Interest Expenses	1
Other Expenses	11
Total Expenses	1,138
Waiver of Advisory Fees (Note B)	(139)
Reimbursement of Class Specific Expenses — Class I (Note B)	(64)
Reimbursement of Class Specific Expenses — Class A (Note B)	(22)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	909
Net Investment Loss	(631)
Realized Loss:
Investments Sold	(47,908)
Foreign Currency Translation	(14)
Net Realized Loss	(47,922)
Change in Unrealized Appreciation (Depreciation):
Investments	(94,403)
Foreign Currency Translation	(4)
Derivative Contracts — PIPE	(98)
Net Change in Unrealized Appreciation (Depreciation)	(94,505)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(142,427)
Net Decrease in Net Assets Resulting from Operations	$(143,058)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Global Insight Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(631)	$(1,068)
Net Realized Gain (Loss)	(47,922)	60,994
Net Change in Unrealized Appreciation (Depreciation)	(94,505)	(124,497)
Net Decrease in Net Assets Resulting from Operations	(143,058)	(64,571)
Dividends and Distributions to Shareholders:
Class I	—	(80,779)
Class A	—	(30,632)
Class L	—	(299)
Class C	—	(7,647)
Class R6*	—	(3	)(a)
Total Dividends and Distributions to Shareholders	—	(119,360)
Capital Share Transactions:(1)
Class I:
Subscribed	35,395	175,739
Distributions Reinvested	—	80,514
Redeemed	(63,710)	(243,720)
Class A:
Subscribed	5,000	52,620
Distributions Reinvested	—	30,632
Redeemed	(19,210)	(67,717)
Class L:
Exchanged	—	20
Distributions Reinvested	—	299
Redeemed	(80)	(200)
Class C:
Subscribed	810	8,258
Distributions Reinvested	—	7,647
Redeemed	(3,566)	(7,432)
Class R6:*
Subscribed	—	10	(a)
Distributions Reinvested	—	3	(a)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(45,361)	36,673
Total Decrease in Net Assets	(188,419)	(147,258)
Net Assets:
Beginning of Period	291,886	439,144
End of Period	$103,467	$291,886

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Global Insight Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,203	5,343
Shares Issued on Distributions Reinvested	—	4,511
Shares Redeemed	(5,137)	(8,150)
Net Increase (Decrease) in Class I Shares Outstanding	(1,934)	1,704
Class A:
Shares Subscribed	426	1,600
Shares Issued on Distributions Reinvested	—	1,795
Shares Redeemed	(1,632)	(2,416)
Net Increase (Decrease) in Class A Shares Outstanding	(1,206)	979
Class L:
Shares Exchanged	—	1
Shares Issued on Distributions Reinvested	—	19
Shares Redeemed	(11)	(12)
Net Increase (Decrease) in Class L Shares Outstanding	(11)	8
Class C:
Shares Subscribed	77	278
Shares Issued on Distributions Reinvested	—	509
Shares Redeemed	(359)	(301)
Net Increase (Decrease) in Class C Shares Outstanding	(282)	486
Class R6:*
Shares Subscribed	—	—	@@(a)
Shares Issued on Distributions Reinvested	—	—	@@(a)
Net Increase in Class R6 Shares Outstanding	—	—	@@(a)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(a)  For the period June 14, 2021 to December 31, 2021.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Global Insight Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$18.32		$33.83		$17.96		$13.96		$15.43		$12.12
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.04)		(0.24)		(0.02)		(0.03)		(0.03)
Net Realized and Unrealized Gain (Loss)	(10.06)		(5.05)		17.29		4.41		(0.80)		5.07
Total from Investment Operations	(10.10)		(5.09)		17.05		4.39		(0.83)		5.04
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		—		—		—		—
Net Realized Gain	—		(10.41)		(1.18)		(0.39)		(0.64)		(1.73)
Total Distributions	—		(10.42)		(1.18)		(0.39)		(0.64)		(1.73)
Net Asset Value, End of Period	$8.22		$18.32		$33.83		$17.96		$13.96		$15.43
Total Return(3)	(55.13	)%(7)	(14.25)%		94.98%		31.49%		(5.75)%		41.56%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$74,404		$201,294		$314,038		$87,595		$60,271		$7,005
Ratio of Expenses Before Expense Limitation	1.29	%(8)	1.08%		N/A		1.21%		1.82%		3.67%
Ratio of Expenses After Expense Limitation	1.00	%(4)(8)	1.00	%(4)(5)	1.09	%(4)	1.09	%(4)	1.09	%(4)	1.09	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00	%(4)(8)	1.00	%(4)(5)	N/A		1.09	%(4)	N/A		N/A
Ratio of Net Investment Loss	(0.66	)%(4)(8)	(0.12	)%(4)	(0.94	)%(4)	(0.11	)%(4)	(0.19	)%(4)	(0.19	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	33	%(7)	112%		85%		95%		130%		103%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to March 31, 2021, the maximum ratio was 1.10% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Global Insight Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$17.52		$32.98		$17.57		$13.71		$15.21		$12.01
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.13)		(0.29)		(0.07)		(0.08)		(0.08)
Net Realized and Unrealized Gain (Loss)	(9.61)		(4.92)		16.88		4.32		(0.78)		5.01
Total from Investment Operations	(9.67)		(5.05)		16.59		4.25		(0.86)		4.93
Distributions from and/or in Excess of:
Net Realized Gain	—		(10.41)		(1.18)		(0.39)		(0.64)		(1.73)
Net Asset Value, End of Period	$7.85		$17.52		$32.98		$17.57		$13.71		$15.21
Total Return(3)	(55.19	)%(8)	(14.49)%		94.46%		31.04%		(6.03)%		41.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$22,856		$72,157		$103,550		$43,576		$33,240		$4,577
Ratio of Expenses Before Expense Limitation	1.61	%(9)	1.36%		N/A		1.48%		1.95%		3.88%
Ratio of Expenses After Expense Limitation	1.32	%(4)(9)	1.30	%(4)(5)	1.35	%(4)	1.41	%(4)	1.41	%(4)(6)	1.41	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.32	%(4)(9)	1.30	%(4)(5)	N/A		1.41	%(4)	N/A		N/A
Ratio of Net Investment Loss	(0.97	)%(4)(9)	(0.41	)%(4)	(1.20	)%(4)	(0.43	)%(4)	(0.54	)%(4)	(0.52	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	33	%(8)	112%		85%		95%		130%		103%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.32% for Class A shares. Prior to March 31, 2021, the maximum ratio was 1.42% for Class A shares.

(6)  Effective November 19, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.42% for Class A shares. Prior to November 19, 2018, the maximum ratio was 1.45% for Class A shares.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Global Insight Portfolio

	Class L
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$15.97		$31.34		$16.82		$13.21		$14.75		$11.74
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)		(0.30)		(0.40)		(0.16)		(0.16)		(0.15)
Net Realized and Unrealized Gain (Loss)	(8.76)		(4.66)		16.10		4.16		(0.74)		4.89
Total from Investment Operations	(8.84)		(4.96)		15.70		4.00		(0.90)		4.74
Distributions from and/or in Excess of:
Net Realized Gain	—		(10.41)		(1.18)		(0.39)		(0.64)		(1.73)
Net Asset Value, End of Period	$7.13		$15.97		$31.34		$16.82		$13.21		$14.75
Total Return(3)	(55.35	)%(7)	(14.96)%		93.38%		30.32%		(6.50)%		40.34%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$190		$602		$923		$573		$462		$327
Ratio of Expenses Before Expense Limitation	2.45	%(8)	2.04%		2.09%		2.16%		3.29%		5.07%
Ratio of Expenses After Expense Limitation	1.85	%(4)(8)	1.87	%(4)(5)	1.94	%(4)	1.94	%(4)	1.94	%(4)	1.94	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.85	%(4)(8)	1.87	%(4)(5)	N/A		1.94	%(4)	N/A		N/A
Ratio of Net Investment Loss	(1.50	)%(4)(8)	(0.98	)%(4)	(1.79	)%(4)	(0.96	)%(4)	(1.03	)%(4)	(1.05	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	33	%(7)	112%		85%		95%		130%		103%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to March 31, 2021, the maximum ratio was 1.95% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Global Insight Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$15.40		$30.73		$16.54		$13.03		$14.60		$11.66
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.34)		(0.43)		(0.19)		(0.18)		(0.19)
Net Realized and Unrealized Gain (Loss)	(8.44)		(4.58)		15.80		4.09		(0.75)		4.86
Total from Investment Operations	(8.53)		(4.92)		15.37		3.90		(0.93)		4.67
Distributions from and/or in Excess of:
Net Realized Gain	—		(10.41)		(1.18)		(0.39)		(0.64)		(1.73)
Net Asset Value, End of Period	$6.87		$15.40		$30.73		$16.54		$13.03		$14.60
Total Return(3)	(55.39	)%(7)	(15.14)%		92.97%		29.97%		(6.77)%		40.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,013		$17,824		$20,633		$10,984		$9,272		$549
Ratio of Expenses Before Expense Limitation	2.27	%(8)	2.08%		N/A		2.24%		2.70%		5.22%
Ratio of Expenses After Expense Limitation	2.10	%(4)(8)	2.04	%(4)(5)	2.11	%(4)	2.19	%(4)	2.19	%(4)	2.19	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.10	%(4)(8)	2.04	%(4)(5)	N/A		2.19	%(4)	N/A		N/A
Ratio of Net Investment Loss	(1.75	)%(4)(8)	(1.14	)%(4)	(1.96	)%(4)	(1.21	)%(4)	(1.29	)%(4)	(1.30	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	33	%(7)	112%		85%		95%		130%		103%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective March 31, 2021, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to March 31, 2021, the maximum ratio was 2.20% for Class C shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.
The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Global Insight Portfolio

	Class R6(1)
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Period from June 14, 2021(2) to December 31, 2021
Net Asset Value, Beginning of Period	$18.30		$33.39
Loss from Investment Operations:
Net Investment Loss(3)	(0.03)		(0.20)
Net Realized and Unrealized Loss	(10.06)		(4.45)
Total from Investment Operations	(10.09)		(4.65)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)
Net Realized Gain	—		(10.41)
Total Distributions	—		(10.44)
Net Asset Value, End of Period	$8.21		$18.30
Total Return(4)	(55.14	)%(7)	(13.11	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4		$9
Ratio of Expenses Before Expense Limitation	33.39	%(8)	17.00	%(8)
Ratio of Expenses After Expense Limitation	0.95	%(5)(8)	0.95	%(5)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.95	%(5)(8)	0.95	%(5)(8)
Ratio of Net Investment Loss	(0.59	)%(5)(8)	(0.62	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)(8)
Portfolio Turnover Rate	33	%(7)	112%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Global Insight Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. On April 30, 2015, the Fund suspended offering Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Insight Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2022, the Subsidiary represented approximately $885,000 or approximately 0.86% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$1,045	$—	$—	$1,045
Biotechnology	1,671	—	—	1,671
Capital Markets	645	—	—	645
Chemicals	395	—	—	395
Diversified Financial Services	999	1,519	—	2,518
Electrical Equipment	384	—	—	384
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Entertainment	$7,660	$—	$—	$7,660
Health Care Providers & Services	5,154	—	—	5,154
Health Care Technology	4,698	—	—	4,698
Information Technology Services	19,548	6,214	—	25,762
Internet & Direct Marketing Retail	13,101	1,858	—	14,959
Life Sciences Tools & Services	1,463	—	—	1,463
Pharmaceuticals	8,983	—	—	8,983
Road & Rail	4,942	—	—	4,942
Semiconductors & Semiconductor Equipment	5,596	—	—	5,596
Software	15,498	—	—	15,498
Total Common Stocks	91,782	9,591	—	101,373
Preferred Stock
Software	—	—	33	33
Investment Company	710	—	—	710
Call Options Purchased	—	92	—	92
Short-Term Investment
Investment Company	2,123	—	—	2,123
Total Assets	$94,615	$9,683	$33	$104,331
Derivative Contract — PIPE	—	—	(98)	(98)
Total	$94,615	$9,683	$(65)	$104,233

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stock (000)	Derivative Contract — PIPE (000)
Beginning Balance	$30	$—
Purchases	—	—
Sales	—	—
PIPE transactions	—	(98)
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	—
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	3	—
Realized gains (losses)	—	—
Ending Balance	$33	$(98)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$3	$(98)

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2022:

	Fair Value at June 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*		Impact to Valuation from an Increase in Input**
Preferred Stock	$33	Discounted Cash Flow	Weighted Average Cost of Capital	12.5%		Decrease
			Perpetual Growth Rate	3.5%		Increase
		Market Comparable Companies	Enterprise Value/ Revenue	8.4	x	Increase
			Discount for Lack of Marketability	11.0%		Decrease
PIPE	$(98)	Market Implied	Discount for Lack of Marketability and Transaction Risk	14.0%		Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2022, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$92 (a)
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Depreciation on Derivative Contract — PIPE	Equity Risk	$(98)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(869	)(b)

(b) Amounts are included in Realized Loss on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$476	(c)
Equity Risk	Derivative Contract — PIPE	(98)
	Total	$378

(c) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets (000)		Liabilities (000)
Purchased Options	$92	(a)(d)	$—
Derivative Contract — PIPE	—		(98	)(e)
Total	$92		$(98)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

(e) Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(f) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$90	$—	$(90)	$0
JP Morgan Chase Bank NA	2	—	(2)	0
Total	$92	$—	$(92)	$0

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(f) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	284,561,000
Derivative Contract — PIPE:
Average monthly notional amount	$676,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

At June 30, 2022, the Fund did not have any outstanding securities on loan.

6.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period.

Restricted securities are identified in the Consolidated Portfolio of Investments.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.62% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.32% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $139,000 of advisory fees were waived and approximately $88,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $54,347,000 and $93,190,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$10,353	$62,550	$70,780	$5
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$2,123

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$23,356	$96,004	$—	$14,368

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to nondeductible offering costs related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$3	$(3)

At December 31, 2021, the Fund had no distributable earnings on a tax basis.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2021, the Fund intends to defer to January 1, 2022 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$391	$16,555

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 43.4%.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and the actual management fee was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were competitive with its peer group averages and (ii) management fee was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

34

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGASAN
4877760 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Global Opportunity Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	17
Investment Advisory Agreement Approval	27
Liquidity Risk Management Program	29
U.S. Customer Privacy Notice	30
Director and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Expense Example

Global Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Opportunity Portfolio Class I	$1,000.00	$579.30	$1,019.98	$3.80	$4.86	0.97%
Global Opportunity Portfolio Class A	1,000.00	578.30	1,018.60	4.89	6.26	1.25
Global Opportunity Portfolio Class L	1,000.00	578.40	1,018.35	5.09	6.51	1.30
Global Opportunity Portfolio Class C	1,000.00	576.40	1,015.12	7.62	9.74	1.95
Global Opportunity Portfolio Class R6(1)	1,000.00	579.60	1,020.58	3.33	4.26	0.85
Global Opportunity Portfolio Class IR	1,000.00	579.60	1,020.58	3.33	4.26	0.85

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments

Global Opportunity Portfolio

	Shares	Value (000)
Common Stocks (97.5%)
Argentina (1.2%)
Globant SA (a)	218,359	$37,994
Brazil (0.6%)
NU Holdings Ltd., Class A (a)	4,848,929	18,135
Canada (3.0%)
Shopify, Inc., Class A (a)	3,040,260	94,978
China (5.6%)
Meituan, Class B (a)(b)	4,732,600	118,098
Trip.com Group Ltd. ADR (a)	2,042,289	56,061
		174,159
Denmark (6.0%)
DSV AS	1,342,316	188,753
France (2.3%)
Hermes International	65,247	73,431
Germany (1.6%)
Adidas AG	290,041	51,520
India (10.1%)
HDFC Bank Ltd.	12,935,481	221,573
ICICI Bank Ltd. ADR	5,346,313	94,844
		316,417
Italy (3.5%)
Moncler SpA	2,533,967	109,179
Japan (1.6%)
Keyence Corp.	149,600	51,304
Korea, Republic of (2.0%)
KakaoBank Corp. (a)	932,039	21,774
NAVER Corp.	223,350	41,660
		63,434
Netherlands (0.6%)
Adyen NV (a)	13,229	19,091
Singapore (1.5%)
Grab Holdings Ltd., Class A (a)	18,083,681	45,752
United Kingdom (0.1%)
Fevertree Drinks PLC	147,040	2,190
United States (57.8%)
Adobe, Inc. (a)	349,555	127,958
Affirm Holdings, Inc. (a)	516,933	9,336
Amazon.com, Inc. (a)	1,351,923	143,588
Block, Inc., Class A (a)	1,286,781	79,086
Coupang, Inc. (a)	9,676,448	123,375
DoorDash, Inc., Class A (a)	1,081,532	69,402
Endeavor Group Holdings, Inc., Class A (a)	1,370,381	28,175
Farfetch Ltd., Class A (a)	1,794,862	12,851
Magic Leap, Class A (a)(c)(d) (acquisition cost — $3,174; acquired 12/22/15)	6,530	—
Mastercard, Inc., Class A	244,203	77,041
MercadoLibre, Inc. (a)	176,039	112,114
Meta Platforms, Inc., Class A (a)	831,810	134,129
	Shares	Value (000)
Salesforce.com, Inc. (a)	597,975	$98,690
ServiceNow, Inc. (a)	543,348	258,373
Snowflake, Inc., Class A (a)	111,441	15,497
Spotify Technology SA (a)	821,862	77,115
Uber Technologies, Inc. (a)	9,566,313	195,727
Visa, Inc., Class A	489,316	96,341
Walt Disney Co. (a)	1,361,351	128,511
Zillow Group, Inc., Class A (a)	379,067	12,058
Zoom Video Communications, Inc., Class A (a)	181,104	19,554
		1,818,921
Total Common Stocks (Cost $3,011,443)		3,065,258
Investment Company (0.7%)
United States (0.7%)
Grayscale Bitcoin Trust (a) (Cost $75,271)	1,690,985	20,393
Short-Term Investment (2.3%)
Investment Company (2.3%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $73,025)	73,024,598	73,025
Total Investments Excluding Purchased Options (100.5%) (Cost $3,159,739)		3,158,676
Total Purchased Options Outstanding (0.0%) (e) (Cost $7,715)		19
Total Investments (100.5%) (Cost $3,167,454) (f)(g)(h)		3,158,695
Liabilities in Excess of Other Assets (–0.5%)		(14,448)
Net Assets (100.0%)		$3,144,247

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2022 amounts to $0 and represents 0.0% of net assets.

(d)  At June 30, 2022, the Fund held a fair valued security at $0, representing 0.0% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(e)  Amount is less than 0.05%.

(f)  Securities are available for collateral in connection with purchased options.

(g)  The approximate fair value and percentage of net assets, $898,573,000 and 28.6%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Opportunity Portfolio

(h)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $905,516,000 and the aggregate gross unrealized depreciation is approximately $914,275,000, resulting in net unrealized depreciation of approximately $8,759,000.

ADR  American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	756,739,436	756,739	$17	$5,140	$(5,123)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	485,510,983	485,511	2	2,575	(2,573)
							$19	$7,715	$(7,696)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Internet & Direct Marketing Retail	18.3%
Software	16.0
Information Technology Services	13.6
Banks	11.3
Road & Rail	7.6
Textiles, Apparel & Luxury Goods	7.4
Entertainment	7.4
Others*	6.8
Air Freight & Logistics	6.0
Interactive Media & Services	5.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $3,094,429)	$3,085,670
Investment in Security of Affiliated Issuer, at Value (Cost $73,025)	73,025
Total Investments in Securities, at Value (Cost $3,167,454)	3,158,695
Foreign Currency, at Value (Cost $4)	4
Dividends Receivable	2,103
Tax Reclaim Receivable	931
Receivable for Fund Shares Sold	921
Receivable for Investments Sold	854
Receivable from Affiliate	53
Other Assets	442
Total Assets	3,164,003
Liabilities:
Payable for Advisory Fees	7,040
Payable for Fund Shares Redeemed	6,471
Deferred Capital Gain Country Tax	3,848
Payable for Sub Transfer Agency Fees — Class I	924
Payable for Sub Transfer Agency Fees — Class A	305
Payable for Sub Transfer Agency Fees — Class L	6
Payable for Sub Transfer Agency Fees — Class C	68
Payable for Shareholder Services Fees — Class A	171
Payable for Distribution and Shareholder Services Fees — Class L	7
Payable for Distribution and Shareholder Services Fees — Class C	166
Due to Broker	260
Payable for Administration Fees	222
Payable for Transfer Agency Fees — Class I	31
Payable for Transfer Agency Fees — Class A	56
Payable for Transfer Agency Fees — Class L	10
Payable for Transfer Agency Fees — Class C	4
Payable for Transfer Agency Fees — Class R6*	—	@
Payable for Transfer Agency Fees — Class IR	1
Payable for Custodian Fees	96
Payable for Professional Fees	22
Payable for Investments Purchased	2
Other Liabilities	46
Total Liabilities	19,756
Net Assets	$3,144,247
Net Assets Consist of:
Paid-in-Capital	$2,624,283
Total Distributable Earnings	519,964
Net Assets	$3,144,247

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Opportunity Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$1,902,347
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	76,931,701
Net Asset Value, Offering and Redemption Price Per Share	$24.73
CLASS A:
Net Assets	$779,292
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	32,975,797
Net Asset Value, Redemption Price Per Share	$23.63
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.31
Maximum Offering Price Per Share	$24.94
CLASS L:
Net Assets	$26,347
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,132,460
Net Asset Value, Offering and Redemption Price Per Share	$23.27
CLASS C:
Net Assets	$188,412
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,505,877
Net Asset Value, Offering and Redemption Price Per Share	$22.15
CLASS R6:*
Net Assets	$143,460
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,771,374
Net Asset Value, Offering and Redemption Price Per Share	$24.86
CLASS IR:
Net Assets	$104,389
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,194,360
Net Asset Value, Offering and Redemption Price Per Share	$24.89

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Opportunity Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,227 of Foreign Taxes Withheld)	$9,326
Dividends from Security of Affiliated Issuer (Note G)	120
Non-Cash Dividends from Securities of Unaffiliated Issuers	551
Income from Securities Loaned — Net	109
Total Investment Income	10,106
Expenses:
Advisory Fees (Note B)	17,077
Sub Transfer Agency Fees — Class I	1,947
Sub Transfer Agency Fees — Class A	769
Sub Transfer Agency Fees — Class L	10
Sub Transfer Agency Fees — Class C	147
Shareholder Services Fees — Class A (Note D)	1,356
Distribution and Shareholder Services Fees — Class L (Note D)	132
Distribution and Shareholder Services Fees — Class C (Note D)	1,375
Administration Fees (Note C)	1,888
Custodian Fees (Note F)	323
Shareholder Reporting Fees	271
Transfer Agency Fees — Class I (Note E)	29
Transfer Agency Fees — Class A (Note E)	94
Transfer Agency Fees — Class L (Note E)	16
Transfer Agency Fees — Class C (Note E)	7
Transfer Agency Fees — Class R6* (Note E)	8
Transfer Agency Fees — Class IR (Note E)	1
Registration Fees	126
Professional Fees	80
Directors' Fees and Expenses	37
Pricing Fees	2
Other Expenses	65
Total Expenses	25,760
Distribution Fees — Class L Shares Waived (Note D)	(79)
Rebate from Morgan Stanley Affiliate (Note G)	(53)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(3)
Net Expenses	25,625
Net Investment Loss	(15,519)
Realized Gain:
Investments Sold (Net of $2,452 of Capital Gain Country Tax)	396,994
Foreign Currency Translation	433
Net Realized Gain	397,427
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $5,214)	(3,097,919)
Foreign Currency Translation	(91)
Net Change in Unrealized Appreciation (Depreciation)	(3,098,010)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(2,700,583)
Net Decrease in Net Assets Resulting from Operations	$(2,716,102)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Global Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(15,519)	$(68,109)
Net Realized Gain	397,427	453,816
Net Change in Unrealized Appreciation (Depreciation)	(3,098,010)	(394,101)
Net Decrease in Net Assets Resulting from Operations	(2,716,102)	(8,394)
Dividends and Distributions to Shareholders:
Class I	—	(220,970)
Class A	—	(76,362)
Class L	—	(2,423)
Class C	—	(21,570)
Class R6*	—	(13,666)
Class IR	—	(7,221)
Total Dividends and Distributions to Shareholders	—	(342,212)
Capital Share Transactions:(1)
Class I:
Subscribed	427,479	1,471,766
Distributions Reinvested	—	209,302
Redeemed	(1,385,724)	(1,354,837)
Class A:
Subscribed	56,658	204,306
Distributions Reinvested	—	75,061
Redeemed	(198,546)	(364,420)
Class L:
Exchanged	80	32
Distributions Reinvested	—	2,249
Redeemed	(2,172)	(5,193)
Class C:
Subscribed	8,040	58,062
Distributions Reinvested	—	21,141
Redeemed	(72,576)	(79,565)
Class R6:*
Subscribed	35,256	99,877
Distributions Reinvested	—	11,343
Redeemed	(62,563)	(181,792)
Class IR:
Subscribed	21,000	40,935
Distributions Reinvested	—	7,221
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,173,068)	215,488
Total Decrease in Net Assets	(3,889,170)	(135,118)
Net Assets:
Beginning of Period	7,033,417	7,168,535
End of Period	$3,144,247	$7,033,417

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Global Opportunity Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	12,962	31,671
Shares Issued on Distributions Reinvested	—	5,034
Shares Redeemed	(43,578)	(29,677)
Net Increase (Decrease) in Class I Shares Outstanding	(30,616)	7,028
Class A:
Shares Subscribed	1,860	4,623
Shares Issued on Distributions Reinvested	—	1,886
Shares Redeemed	(6,555)	(8,264)
Net Decrease in Class A Shares Outstanding	(4,695)	(1,755)
Class L:
Shares Exchanged	3	1
Shares Issued on Distributions Reinvested	—	57
Shares Redeemed	(74)	(119)
Net Decrease in Class L Shares Outstanding	(71)	(61)
Class C:
Shares Subscribed	268	1,381
Shares Issued on Distributions Reinvested	—	565
Shares Redeemed	(2,477)	(1,910)
Net Increase (Decrease) in Class C Shares Outstanding	(2,209)	36
Class R6:*
Shares Subscribed	1,030	2,144
Shares Issued on Distributions Reinvested	—	272
Shares Redeemed	(1,970)	(3,899)
Net Decrease in Class R6 Shares Outstanding	(940)	(1,483)
Class IR:
Shares Subscribed	585	889
Shares Issued on Distributions Reinvested	—	173
Net Increase in Class IR Shares Outstanding	585	1,062

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$42.69		$44.75		$29.12		$21.50		$22.94		$15.41
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)		(0.36)		(0.28)		(0.12)		(0.07)		(0.06)
Net Realized and Unrealized Gain (Loss)	(17.88)		0.40		16.43		7.74		(1.20)		7.68
Total from Investment Operations	(17.96)		0.04		16.15		7.62		(1.27)		7.62
Distributions from and/or in Excess of:
Net Realized Gain	—		(2.10)		(0.52)		—		(0.17)		(0.09)
Net Asset Value, End of Period	$24.73		$42.69		$44.75		$29.12		$21.50		$22.94
Total Return(3)	(42.07	)%(7)	0.22%		55.47%		35.44%		(5.66)%		49.44%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,902,347		$4,591,358		$4,498,617		$2,220,219		$1,337,133		$898,008
Ratio of Expenses Before Expense Limitation	0.97	%(8)	0.92%		N/A		N/A		N/A		0.99%
Ratio of Expenses After Expense Limitation	0.97	%(4)(8)	0.92	%(4)	0.92	%(4)	0.94	%(4)	0.94	%(4)(5)	0.79	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.94	%(4)	N/A		N/A
Ratio of Net Investment Loss	(0.55	)%(4)(8)	(0.78	)%(4)	(0.79	)%(4)	(0.44	)%(4)	(0.30	)%(4)	(0.31	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	18	%(7)	21%		22%		15%		28%		30%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to January 1, 2018, the maximum ratio was 0.81% for Class I shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$40.86		$43.04		$28.10		$20.81		$22.28		$15.01
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.12)		(0.47)		(0.35)		(0.18)		(0.14)		(0.12)
Net Realized and Unrealized Gain (Loss)	(17.11)		0.39		15.81		7.47		(1.16)		7.48
Total from Investment Operations	(17.23)		(0.08)		15.46		7.29		(1.30)		7.36
Distributions from and/or in Excess of:
Net Realized Gain	—		(2.10)		(0.52)		—		(0.17)		(0.09)
Net Asset Value, End of Period	$23.63		$40.86		$43.04		$28.10		$20.81		$22.28
Total Return(3)	(42.17	)%(7)	(0.05)%		55.03%		35.03%		(5.96)%		49.03%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$779,292		$1,539,078		$1,697,016		$1,070,124		$790,571		$780,705
Ratio of Expenses Before Expense Limitation	1.25	%(8)	1.20%		N/A		N/A		N/A		1.32%
Ratio of Expenses After Expense Limitation	1.25	%(4)(8)	1.20	%(4)	1.20	%(4)	1.22	%(4)	1.26	%(4)(5)	1.12	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.22	%(4)	N/A		N/A
Ratio of Net Investment Loss	(0.82	)%(4)(8)	(1.06	)%(4)	(1.06	)%(4)	(0.72	)%(4)	(0.59	)%(4)	(0.63	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	18	%(7)	21%		22%		15%		28%		30%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to January 1, 2018, the maximum ratio was 1.23% for Class A shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$40.23		$42.44		$27.72		$20.54		$22.01		$14.84
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.12)		(0.48)		(0.36)		(0.19)		(0.15)		(0.13)
Net Realized and Unrealized Gain (Loss)	(16.84)		0.37		15.60		7.37		(1.15)		7.39
Total from Investment Operations	(16.96)		(0.11)		15.24		7.18		(1.30)		7.26
Distributions from and/or in Excess of:
Net Realized Gain	—		(2.10)		(0.52)		—		(0.17)		(0.09)
Net Asset Value, End of Period	$23.27		$40.23		$42.44		$27.72		$20.54		$22.01
Total Return(3)	(42.16	)%(7)	(0.12)%		54.99%		34.96%		(6.04)%		48.91%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$26,347		$48,426		$53,675		$40,836		$33,913		$39,979
Ratio of Expenses Before Expense Limitation	1.75	%(8)	1.69%		1.71%		1.74%		1.78%		1.86%
Ratio of Expenses After Expense Limitation	1.30	%(4)(8)	1.24	%(4)	1.25	%(4)	1.28	%(4)	1.32	%(4)(5)	1.20	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.28	%(4)	N/A		N/A
Ratio of Net Investment Loss	(0.86	)%(4)(8)	(1.10	)%(4)	(1.10	)%(4)	(0.78	)%(4)	(0.65	)%(4)	(0.67	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	18	%(7)	21%		22%		15%		28%		30%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.40% for Class L shares. Prior to January 1, 2018, the maximum ratio was 1.50% for Class L shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$38.43		$40.90		$26.90		$20.07		$21.64		$14.69
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.22)		(0.74)		(0.57)		(0.35)		(0.30)		(0.26)
Net Realized and Unrealized Gain (Loss)	(16.06)		0.37		15.09		7.18		(1.10)		7.30
Total from Investment Operations	(16.28)		(0.37)		14.52		6.83		(1.40)		7.04
Distributions from and/or in Excess of:
Net Realized Gain	—		(2.10)		(0.52)		—		(0.17)		(0.09)
Net Asset Value, End of Period	$22.15		$38.43		$40.90		$26.90		$20.07		$21.64
Total Return(3)	(42.36	)%(7)	(0.77)%		53.99%		34.03%		(6.61)%		47.92%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$188,412		$411,765		$436,790		$251,160		$159,642		$104,364
Ratio of Expenses Before Expense Limitation	1.95	%(8)	1.90%		N/A		N/A		N/A		2.01%
Ratio of Expenses After Expense Limitation	1.95	%(4)(8)	1.90	%(4)	1.91	%(4)	1.94	%(4)	1.95	%(4)(5)	1.81	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.94	%(4)	N/A		N/A
Ratio of Net Investment Loss	(1.52	)%(4)(8)	(1.76	)%(4)	(1.77	)%(4)	(1.45	)%(4)	(1.30	)%(4)	(1.33	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	18	%(7)	21%		22%		15%		28%		30%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to January 1, 2018, the maximum ratio was 2.20% for Class C shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(2)		2019(2)		2018(2)		2017(2)
Net Asset Value, Beginning of Period	$42.89		$44.90		$29.18		$21.53		$23.00		$15.44
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.07)		(0.31)		(0.25)		(0.14)		(0.00	)(4)	(0.05)
Net Realized and Unrealized Gain (Loss)	(17.96)		0.40		16.49		7.79		(1.30)		7.70
Total from Investment Operations	(18.03)		0.09		16.24		7.65		(1.30)		7.65
Distributions from and/or in Excess of:
Net Realized Gain	—		(2.10)		(0.52)		—		(0.17)		(0.09)
Net Asset Value, End of Period	$24.86		$42.89		$44.90		$29.18		$21.53		$23.00
Total Return(5)	(42.04	)%(9)	0.33%		55.67%		35.53%		(5.78)%		49.54%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$143,460		$287,811		$367,927		$124,173		$2,156		$1,650
Ratio of Expenses Before Expense Limitation	0.85	%(10)	0.82%		N/A		0.86%		N/A		1.24%
Ratio of Expenses After Expense Limitation	0.85	%(6)(10)	0.82	%(6)	0.82	%(6)	0.84	%(6)	0.88	%(6)(7)	0.71	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.84	%(6)	N/A		N/A
Ratio of Net Investment Loss	(0.43	)%(6)(10)	(0.68	)%(6)	(0.70	)%(6)	(0.51	)%(6)	(0.02	)%(6)	(0.23	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	18	%(9)	21%		22%		15%		28%		30%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Effective January 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.95% for Class R6 shares. Prior to January 1, 2018, the maximum ratio was 0.72% for Class R6 shares.

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Global Opportunity Portfolio

	Class IR
	Six Months Ended June 30, 2022		Year Ended December 31,						Period from June 15, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		December 31, 2018(1)
Net Asset Value, Beginning of Period	$42.94		$44.96		$29.22		$21.56		$26.67
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.06)		(0.32)		(0.24)		(0.09)		(0.06)
Net Realized and Unrealized Gain (Loss)	(17.99)		0.40		16.50		7.75		(4.88)
Total from Investment Operations	(18.05)		0.08		16.26		7.66		(4.94)
Distributions from and/or in Excess of:
Net Realized Gain	—		(2.10)		(0.52)		—		(0.17)
Net Asset Value, End of Period	$24.89		$42.94		$44.96		$29.22		$21.56
Total Return(4)	(42.04	)%(7)	0.31%		55.66%		35.53%		(18.63	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$104,389		$154,979		$114,510		$73,569		$54,284
Ratio of Expenses Before Expense Limitation	0.85	%(8)	0.82%		N/A		N/A		N/A
Ratio of Expenses After Expense Limitation	0.85	%(5)(8)	0.82	%(5)	0.82	%(5)	0.84	%(5)	0.88	%(5)(8)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.84	%(5)	N/A
Ratio of Net Investment Loss	(0.42	)%(5)(8)	(0.68	)%(5)	(0.69	)%(5)	(0.35	)%(5)	(0.46	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		(0.01	)%(8)
Portfolio Turnover Rate	18	%(7)	21%		22%		15%		28%

(1)  Not consolidated.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.
The accompanying notes are an integral part of the consolidated financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Global Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective December 31, 2020, the Fund suspended offering of Class I, Class A, Class C, Class R6 and Class IR shares to new investors with certain exceptions. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2022, the Subsidiary represented approximately $23,757,000 or approximately 0.76% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$188,753	$—	$188,753
Banks	112,979	243,347	—	356,326
Beverages	—	2,190	—	2,190
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (cont'd)
Electronic Equipment, Instruments & Components	$—	$51,304	$—	†	$51,304	†
Entertainment	233,801	—	—		233,801
Hotels, Restaurants & Leisure	56,061	—	—		56,061
Information Technology Services	410,273	19,091	—		429,364
Interactive Media & Services	134,129	41,660	—		175,789
Internet & Direct Marketing Retail	461,330	118,098	—		579,428
Real Estate Management & Development	12,058	—	—		12,058
Road & Rail	241,479	—	—		241,479
Software	504,575	—	—		504,575
Textiles, Apparel & Luxury Goods	—	234,130	—		234,130
Total Common Stocks	2,166,685	898,573	—	†	3,065,258	†
Investment Company	20,393	—	—		20,393
Call Options Purchased	—	19	—		19
Short-Term Investment
Investment Company	73,025	—	—		73,025
Total Assets	$2,260,103	$898,592	$—	†	$3,158,695	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stock (000)
Beginning Balance	$—		$—	†
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—	†	—
Transfers out	—		(—	)†
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—		—
Realized gains (losses)	—		—
Ending Balance	$—	†	$—

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

	Common Stock (000)	Preferred Stock (000)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$—	$—

†  Includes a security valued at zero.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the

Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$19	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1,536	)(b)

(b) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities(c) (000)
Purchased Options	$19	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
JP Morgan Chase Bank NA	$19	$—	$(19)	$0

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	1,242,250,000

5.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

7.  Dividends and Distributions to Shareholders: Dividend income and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2022, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.72% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares,

1.40% for Class L shares, 2.10% for Class C shares, 0.95% for Class R6 shares and 0.95% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $3,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate, the 12b-1 fees on Class L shares of the Fund to the extent it exceeds 0.30% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2022, this waiver amounted to approximately $79,000.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $886,452,000 and $1,944,475,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $53,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$244,678	$901,168	$1,072,821	$120
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$73,025

During the six months ended June 30, 2022, the Fund incurred approximately $11,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$43,647	$298,565	$1,952	$80,321

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$66,950	$(66,950)

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$166,554

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 35.6%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's contractual management fee was higher than but close to its peer group average, and the Fund's actual management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGOSAN
4877781 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Global Permanence Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Net Assets	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	13
Investment Advisory Agreement Approval	23
Liquidity Risk Management Program	25
U.S. Customer Privacy Notice	26
Director and Officer Information	29

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Permanence Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Expense Example

Global Permanence Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Permanence Portfolio Class I	$1,000.00	$755.80	$1,019.84	$4.35	$5.01	1.00%
Global Permanence Portfolio Class A	1,000.00	754.60	1,018.10	5.87	6.75	1.35
Global Permanence Portfolio Class C	1,000.00	751.90	1,014.33	9.12	10.49	2.10
Global Permanence Portfolio Class R6(1)	1,000.00	756.00	1,020.08	4.14	4.76	0.95

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS Shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments

Global Permanence Portfolio

	Shares	Value (000)
Common Stocks (95.2%)
Brazil (1.2%)
Vale SA	2,945	$43
Canada (18.1%)
Brookfield Asset Management, Inc., Class A	1,189	53
Canadian National Railway Co.	1,696	191
Constellation Software, Inc.	138	205
FirstService Corp.	451	54
Topicus.com, Inc. (a)	3,144	177
		680
Denmark (0.5%)
Chr Hansen Holding AS	259	19
France (12.2%)
Christian Dior SE	166	99
EssilorLuxottica SA	1,233	187
Hermes International	50	56
L'Oreal SA	166	58
Remy Cointreau SA	337	59
		459
India (5.2%)
HDFC Bank Ltd. ADR	3,582	197
Italy (1.4%)
Brunello Cucinelli SpA	1,168	53
Japan (1.1%)
Nintendo Co. Ltd.	100	43
Netherlands (7.4%)
ASML Holding NV	474	226
Universal Music Group NV	2,707	54
		280
United Kingdom (5.8%)
Rentokil Initial PLC	33,025	192
Victoria PLC (a)	4,625	25
		217
United States (42.3%)
Amazon.com, Inc. (a)	1,813	193
Axon Enterprise, Inc. (a)	359	33
Brown & Brown, Inc.	673	39
Danaher Corp.	142	36
Domino's Pizza, Inc.	109	42
HEICO Corp., Class A	368	39
Home Depot, Inc.	141	39
Intercontinental Exchange, Inc.	493	46
Intuitive Surgical, Inc. (a)	172	35
Linde PLC	67	19
Pool Corp.	101	35
Progressive Corp.	1,002	116
Royal Gold, Inc.	445	48
Royalty Pharma PLC, Class A	5,638	237
S&P Global, Inc.	151	51
Salesforce.com, Inc. (a)	617	102
Service Corp. International	615	43
	Shares	Value (000)
ServiceNow, Inc. (a)	314	$149
Texas Pacific Land Corp.	52	77
UTZ Brands, Inc.	3,004	42
Veeva Systems, Inc., Class A (a)	551	109
Waste Connections, Inc.	497	62
		1,592
Total Common Stocks (Cost $3,902)		3,583
Investment Companies (1.5%)
United Kingdom (1.0%)
Hipgnosis Songs Fund Ltd.	29,524	39
United States (0.5%)
Grayscale Bitcoin Trust (a)	1,457	18
Total Investment Companies (Cost $98)		57
Short-Term Investment (1.2%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $44)	43,643	44
Total Investments Excluding Purchased Options (97.9%) (Cost $4,044)		3,684
Total Purchased Options Outstanding (0.0%) (b) (Cost $12)		1
Total Investments (97.9%) (Cost $4,056) (c)(d)(e)		3,685
Other Assets in Excess of Liabilities (2.1%)		78
Net Assets (100.0%)		$3,763

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Amount is less than 0.05%.

(c)  The approximate fair value and percentage of net assets, $884,000 and 23.5%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Consolidated Notes to the Financial Statements.

(d)  Securities are available for collateral in connection with purchased options.

(e)  At June 30, 2022, the aggregate cost for federal income tax purposes is approximates the aggregate cost for book Purposes. The aggregate gross unrealized appreciation is approximately $171,000 and the aggregate gross unrealized depreciation is approximately $542,000, resulting in net unrealized depreciation of approximately $371,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Global Permanence Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	864,568	865	$1		$4	$(3)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	792,926	793	—	@	4	(4)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	372,201	372	—	@	3	(3)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	230,682	231	—	@	1	(1)
							$1		$12	$(11)

@  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Others*	36.9%
Software	17.3
Textiles, Apparel & Luxury Goods	10.7
Commercial Services & Supplies	6.9
Pharmaceuticals	6.4
Semiconductors & Semiconductor Equipment	6.1
Banks	5.3
Internet & Direct Marketing Retail	5.2
Road & Rail	5.2
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Permanence Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $4,012)	$3,641
Investment in Security of Affiliated Issuer, at Value (Cost $44)	44
Total Investments in Securities, at Value (Cost $4,056)	3,685
Foreign Currency, at Value (Cost $12)	12
Cash	1
Due from Adviser	52
Dividends Receivable	6
Tax Reclaim Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	70
Total Assets	3,826
Liabilities:
Payable for Professional Fees	37
Payable for Investments Purchased	4
Payable for Custodian Fees	3
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6*	(—	@)
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Administration Fees	—	@
Other Liabilities	18
Total Liabilities	63
Net Assets	$3,763
Net Assets Consist of:
Paid-in-Capital	$4,077
Total Accumulated Loss	(314)
Net Assets	$3,763
CLASS I:
Net Assets	$3,050
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	294,187
Net Asset Value, Offering and Redemption Price Per Share	$10.37
CLASS A:
Net Assets	$689
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	67,095
Net Asset Value, Redemption Price Per Share	$10.27
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.57
Maximum Offering Price Per Share	$10.84
CLASS C:
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,177
Net Asset Value, Offering and Redemption Price Per Share	$10.03
CLASS R6:*
Net Assets	$12
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,179
Net Asset Value, Offering and Redemption Price Per Share	$10.38

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Permanence Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $2 of Foreign Taxes Withheld)	$23
Non-Cash Dividends from Securities of Unaffiliated Issuers	4
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	27
Expenses:
Professional Fees	69
Registration Fees	20
Advisory Fees (Note B)	17
Shareholder Reporting Fees	7
Custodian Fees (Note F)	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	1
Administration Fees (Note C)	2
Directors' Fees and Expenses	2
Pricing Fees	2
Shareholder Services Fees — Class A (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	— @
Other Expenses	8
Total Expenses	137
Expenses Reimbursed by Adviser (Note B)	(94)
Waiver of Advisory Fees (Note B)	(17)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	23
Net Investment Income	4
Realized Gain (Loss):
Investments Sold	26
Foreign Currency Translation	(2)
Net Realized Gain	24
Change in Unrealized Appreciation (Depreciation):
Investments	(1,240)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(1,240)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(1,216)
Net Decrease in Net Assets Resulting from Operations	$(1,212)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Global Permanence Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$4	$(2)
Net Realized Gain	24	475
Net Change in Unrealized Appreciation (Depreciation)	(1,240)	167
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,212)	640
Dividends and Distributions to Shareholders:
Class I	—	(551)
Class A	—	(4)
Class C	—	(2)
Class R6*	—	(2)
Total Dividends and Distributions to Shareholders	—	(559)
Capital Share Transactions:(1)
Class I:
Subscribed	238	284
Distributions Reinvested	—	551
Redeemed	(147)	(171)
Class A:
Subscribed	1,338	27
Distributions Reinvested	—	4
Redeemed	(462)	(20)
Class C:
Distributions Reinvested	—	2
Class R6:*
Distributions Reinvested	—	2
Net Increase in Net Assets Resulting from Capital Share Transactions	967	679
Total Increase (Decrease) in Net Assets	(245)	760
Net Assets:
Beginning of Period	4,008	3,248
End of Period	$3,763	$4,008
(1) Capital Share Transactions:
Class I:
Shares Subscribed	19	18
Shares Issued on Distributions Reinvested	—	42
Shares Redeemed	(13)	(11)
Net Increase in Class I Shares Outstanding	6	49
Class A:
Shares Subscribed	111	2
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(46)	(1)
Net Increase in Class A Shares Outstanding	65	1
Class C:
Shares Issued on Distributions Reinvested	—	— @@
Class R6:*
Shares Issued on Distributions Reinvested	—	— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Global Permanence Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,				Period from April 30, 2019(2) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		December 31, 2019(1)
Net Asset Value, Beginning of Period	$13.72		$13.41		$10.63		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		(0.01)		(0.03)		0.04
Net Realized and Unrealized Gain (Loss)	(3.36)		2.56		2.90		0.59
Total from Investment Operations	(3.35)		2.55		2.87		0.63
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.07)		—
Net Realized Gain	—		(2.19)		(0.02)		—
Total Distributions	—		(2.24)		(0.09)		—
Net Asset Value, End of Period	$10.37		$13.72		$13.41		$10.63
Total Return(4)	(24.42	)%(7)	19.73%		27.06%		6.30	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,050		$3,947		$3,202		$2,471
Ratio of Expenses Before Expense Limitation	6.13	%(8)	7.77%		8.62%		12.79	%(8)
Ratio of Expenses After Expense Limitation	1.00	%(5)(8)	1.00	%(5)	1.00	%(5)	0.99	%(5)(8)
Ratio of Net Investment Income (Loss)	0.17	%(5)(8)	(0.04	)%(5)	(0.30	)%(5)	0.53	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01	%(8)
Portfolio Turnover Rate	33	%(7)	57%		113%		35	%(7)

(1)  Not consolidated.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Global Permanence Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,				Period from April 30, 2019(2) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		December 31, 2019(1)
Net Asset Value, Beginning of Period	$13.61		$13.37		$10.61		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.01		(0.06)		(0.07)		0.01
Net Realized and Unrealized Gain (Loss)	(3.35)		2.54		2.89		0.60
Total from Investment Operations	(3.34)		2.48		2.82		0.61
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.04)		—
Net Realized Gain	—		(2.19)		(0.02)		—
Total Distributions	—		(2.24)		(0.06)		—
Net Asset Value, End of Period	$10.27		$13.61		$13.37		$10.61
Total Return(4)	(24.54	)%(7)	19.27%		26.57%		6.10%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$689		$29		$19		$11
Ratio of Expenses Before Expense Limitation	6.56	%(8)	17.77%		26.08%		30.61	%(8)
Ratio of Expenses After Expense Limitation	1.35	%(5)(8)	1.35	%(5)	1.35	%(5)	1.34	%(5)(8)
Ratio of Net Investment Income (Loss)	0.18	%(5)(8)	(0.42	)%(5)	(0.65	)%(5)	0.17	%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01	%(8)
Portfolio Turnover Rate	33	%(7)	57%		113%		35	%(7)

(1)  Not consolidated.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Global Permanence Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,				Period from April 30, 2019(2) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		December 31, 2019(1)
Net Asset Value, Beginning of Period	$13.34		$13.24		$10.56		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.05)		(0.16)		(0.15)		(0.04)
Net Realized and Unrealized Gain (Loss)	(3.26)		2.50		2.85		0.60
Total from Investment Operations	(3.31)		2.34		2.70		0.56
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		—		—
Net Realized Gain	—		(2.19)		(0.02)		—
Total Distributions	—		(2.24)		(0.02)		—
Net Asset Value, End of Period	$10.03		$13.34		$13.24		$10.56
Total Return(4)	(24.81	)%(7)	18.39%		25.60%		5.60	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$16		$13		$11
Ratio of Expenses Before Expense Limitation	22.02	%(8)	24.91%		28.45%		31.59	%(8)
Ratio of Expenses After Expense Limitation	2.10	%(5)(8)	2.10	%(5)	2.10	%(5)	2.09	%(5)(8)
Ratio of Net Investment Loss	(0.94	)%(5)(8)	(1.13	)%(5)	(1.40	)%(5)	(0.57	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.01	%(8)
Portfolio Turnover Rate	33	%(7)	57%		113%		35	%(7)

(1)  Not consolidated.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Global Permanence Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,				Period from April 30, 2019(3) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(2)		December 31, 2019(2)
Net Asset Value, Beginning of Period	$13.73		$13.42		$10.64		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	0.01		0.00	(5)	(0.03)		0.04
Net Realized and Unrealized Gain (Loss)	(3.36)		2.55		2.91		0.60
Total from Investment Operations	(3.35)		2.55		2.88		0.64
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.08)		—
Net Realized Gain	—		(2.19)		(0.02)		—
Total Distributions	—		(2.24)		(0.10)		—
Net Asset Value, End of Period	$10.38		$13.73		$13.42		$10.64
Total Return(6)	(24.40	)%(9)	19.71%		27.09%		6.40	%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$12		$16		$14		$11
Ratio of Expenses Before Expense Limitation	19.21	%(10)	22.49%		26.62%		30.53	%(10)
Ratio of Expenses After Expense Limitation	0.95	%(7)(10)	0.95	%(7)	0.95	%(7)	0.94	%(7)(10)
Ratio of Net Investment Income (Loss)	0.21	%(7)(10)	0.01	%(7)	(0.24	)%(7)	0.59	%(7)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)	0.01	%(10)
Portfolio Turnover Rate	33	%(9)	57%		113%		35	%(9)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Commencement of Operations.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than $0.005 per share.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Global Permanence Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Global Permanence Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2022, the Subsidiary represented approximately $17,000 or approximately 0.44% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$72	$—	$—	$72
Banks	197	—	—	197
Beverages	—	59	—	59
Capital Markets	150	—	—	150
Chemicals	19	19	—	38
Commercial Services & Supplies	62	192	—	254
Distributors	35	—	—	35
Diversified Consumer Services	43	—	—	43
Entertainment	—	97	—	97
Food Products	42	—	—	42
Health Care Equipment & Supplies	35	—	—	35
Health Care Technology	109	—	—	109
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Hotels, Restaurants & Leisure	$42	$—	$—	$42
Household Durables	—	25	—	25
Insurance	155	—	—	155
Internet & Direct Marketing Retail	193	—	—	193
Life Sciences Tools & Services	36	—	—	36
Metals & Mining	91	—	—	91
Oil, Gas & Consumable Fuels	77	—	—	77
Personal Products	—	58	—	58
Pharmaceuticals	237	—	—	237
Real Estate Management & Development	54	—	—	54
Road & Rail	191	—	—	191
Semiconductors & Semiconductor Equipment	226	—	—	226
Software	633	—	—	633
Specialty Retail	39	—	—	39
Textiles, Apparel & Luxury Goods	—	395	—	395
Total Common Stocks	2,738	845	—	3,583
Call Options Purchased	—	1	—	1
Investment Companies	18	39	—	57
Short-Term Investment
Investment Company	44	—	—	44
Total Assets	$2,800	$885	$—	$3,685

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and

"foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$1	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(6	)(b)

(b) Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$3	(c)

(c) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$1	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$1		$—	$—	$1
JP Morgan Chase Bank NA	—	@	—	—	—	@
Total	$1		$—	$—	$1

@ Value is less than $500.

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	2,479,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $17,000 of advisory fees were waived and approximately $97,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,329,000 and $1,410,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$52	$1,900	$1,908	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$44

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly,

no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the two-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$63	$496	$22	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Permanent differences, primarily due to net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$3	$(3)

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$80

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2021, the Fund intends to defer to January 1, 2022 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$1	$1

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 48.1%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the period since the end of April 2019, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average, actual management fee was lower than its peer group average, and total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

29

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGPERMSAN
4877799 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Active International Allocation Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	7
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	18
Investment Advisory Agreement Approval	30
Liquidity Risk Management Program	32
U.S. Customer Privacy Notice	33
Director and Officer Information	36

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Active International Allocation Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

Active International Allocation Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Active International Allocation Portfolio Class I	$1,000.00	$783.80	$1,020.38	$3.94	$4.46	0.89%
Active International Allocation Portfolio Class A	1,000.00	782.60	1,018.89	5.26	5.96	1.19
Active International Allocation Portfolio Class L	1,000.00	780.80	1,016.17	7.68	8.70	1.74
Active International Allocation Portfolio Class C	1,000.00	779.30	1,014.93	8.78	9.94	1.99
Active International Allocation Portfolio Class R6(1)	1,000.00	783.90	1,020.63	3.72	4.21	0.84
Active International Allocation Portfolio Class IR	1,000.00	783.90	1,020.63	3.72	4.21	0.84

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.
3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

Active International Allocation Portfolio

	Shares	Value (000)
Common Stocks (98.1%)
Brazil (2.1%)
Itau Unibanco Holding SA (Preference) ADR	569,163	$2,436
Vale SA	98,551	1,442
		3,878
Canada (7.1%)
Agnico Eagle Mines Ltd. (b)	38,299	1,753
Altus Group Ltd. (b)	21,447	743
Cameco Corp.	80,731	1,697
Canadian National Railway Co.	25,292	2,844
First Quantum Minerals Ltd.	212,995	4,041
Teck Resources Ltd., Class B	58,583	1,791
		12,869
China (9.3%)
Alibaba Group Holding Ltd. ADR (a)	93,702	10,652
China Resources Beer Holdings Co. Ltd. (c)	148,000	1,106
JD.com, Inc., Class A (c)	2,719	88
Tencent Holdings Ltd. (c)	56,600	2,562
Tencent Holdings Ltd. ADR (b)	56,984	2,586
		16,994
Denmark (2.0%)
Novo Nordisk AS Series B	32,408	3,594
France (8.7%)
Air Liquide SA	8,315	1,119
Airbus SE	26,616	2,603
Capgemini SE	8,225	1,418
Dassault Systemes SE	24,056	891
Euroapi SA (a)	948	15
Hermes International	398	448
Kering SA	1,736	900
L'Oreal SA	3,251	1,129
Legrand SA	5,618	417
LVMH Moet Hennessy Louis Vuitton SE	1,928	1,182
Pernod Ricard SA	5,748	1,063
Sanofi	21,640	2,182
Technip Energies NV	89,348	1,120
TotalEnergies SE	26,502	1,395
		15,882
Germany (11.2%)
Allianz SE (Registered)	12,665	2,428
Bayer AG (Registered)	135,200	8,074
CTS Eventim AG & Co. KGaA (a)	10,845	572
Infineon Technologies AG	45,493	1,107
Jungheinrich AG (Preference)	30,168	662
KION Group AG	39,800	1,666
Linde PLC (a)	12,198	3,509
Siemens Healthineers AG	46,295	2,360
		20,378
	Shares	Value (000)
India (3.2%)
Apollo Hospitals Enterprise Ltd.	19,570	$916
HDFC Bank Ltd. ADR	13,916	765
ICICI Bank Ltd.	112,650	1,012
ICICI Prudential Life Insurance Co. Ltd.	124,084	771
Reliance Industries Ltd.	41,627	1,374
State Bank of India	160,866	954
		5,792
Japan (8.4%)
FANUC Corp.	4,450	697
Hoya Corp.	6,500	556
Keyence Corp.	5,600	1,920
Nikon Corp.	380,600	4,389
Shimano, Inc.	3,750	632
Shiseido Co. Ltd. (b)	8,700	351
SMC Corp.	1,905	848
Sony Group Corp.	30,893	2,520
Sony Group Corp. ADR (b)	22,419	1,833
Tokyo Electron Ltd.	3,400	1,110
Unicharm Corp.	11,300	379
		15,235
Korea, Republic of (2.4%)
Samsung Electronics Co. Ltd.	100,658	4,440
Malta (0.0%) (d)
BGP Holdings PLC (a)(e)	72,261	—	@
Netherlands (6.1%)
Akzo Nobel NV	11,519	753
ASML Holding NV	4,316	2,039
Koninklijke Philips NV	114,445	2,454
Prosus NV	51,530	3,337
Universal Music Group NV	78,094	1,565
Wolters Kluwer NV	9,572	928
		11,076
Norway (0.7%)
Adevinta ASA (a)	163,436	1,203
Singapore (2.8%)
Sea Ltd. ADR (a)	75,209	5,029
South Africa (0.7%)
Impala Platinum Holdings Ltd.	61,264	680
Sibanye Stillwater Ltd.	218,096	541
Thungela Resources Ltd. (b)	7,754	110
		1,331
Spain (0.6%)
Amadeus IT Group SA (a)	20,260	1,135
Sweden (0.1%)
Atlas Copco AB, Class A	24,584	230
Switzerland (1.8%)
Givaudan SA (Registered)	210	740
Nestle SA (Registered)	22,368	2,614
		3,354

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

	Shares	Value (000)
Taiwan (3.3%)
Airtac International Group	28,000	$935
Taiwan Semiconductor Manufacturing Co. Ltd.	204,000	3,269
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	22,387	1,830
		6,034
United Kingdom (16.3%)
Anglo American PLC	33,334	1,192
AstraZeneca PLC	35,619	4,699
Diageo PLC	64,376	2,780
Experian PLC	81,779	2,401
Glencore PLC	1,395,394	7,558
Keywords Studios PLC	25,784	689
Sage Group PLC	62,088	481
Shell PLC	183,198	4,771
Unilever PLC	38,608	1,754
Unilever PLC ADR	10,907	500
Unilever PLC CVA	60,799	2,771
		29,596
United States (11.3%)
Air Products & Chemicals, Inc.	4,002	962
Charles River Laboratories International, Inc. (a)	3,720	796
Despegar.com Corp. (a)	511,302	4,142
Estee Lauder Cos., Inc. Class A	4,378	1,115
Farfetch Ltd., Class A (a)	232,446	1,664
Koninklijke Philips NV	11,695	252
Medtronic PLC	23,914	2,146
MercadoLibre, Inc. (a)	2,062	1,313
Newmont Corp. (NYSE)	24,664	1,468
Newmont Corp. (TSX)	38,526	2,299
Schlumberger NV	61,314	2,193
Vertex Pharmaceuticals, Inc. (a)	8,022	2,260
		20,610
Total Common Stocks (Cost $161,516)		178,660
Preferred Stock (0.6%)
United States (0.6%)
Neurogenesis Ltd. Series A (acquisition cost — $1,250; acquired 12/16/21) (e) (Cost $1,250)	30,697	1,174
Investment Company (0.4%)
United States (0.4%)
Morgan Stanley China A Share Fund, Inc. (See Note G) (Cost $1,067)	46,002	779
Short-Term Investments (2.2%)
Securities held as Collateral on Loaned Securities (1.5%)
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	2,182,932	2,183
	Face Amount (000)	Value (000)
Repurchase Agreements (0.3%)
HSBC Securities USA, Inc., (1.50%, dated 6/30/22, due 7/1/22; proceeds $171; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 2/15/23 - 5/15/32; valued at $174)	$171	$171
Merrill Lynch & Co., Inc., (1.46%, dated 6/30/22, due 7/1/22; proceeds $330; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $337)	330	330
		501
Total Securities held as Collateral on Loaned Securities (Cost $2,684)		2,684
	Shares
Investment Company (0.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $1,188)	1,188,291	1,188
Total Short-Term Investments (Cost $3,872)		3,872
Total Investments Excluding Purchased Options (101.3%) (Cost $167,705)		184,485
Total Purchased Options Outstanding (0.1%) (Cost $1,209)		52
Total Investments (101.4%) (Cost $168,914) Including $5,181 of Securities Loaned (f)(g)(h)		184,537
Liabilities in Excess of Other Assets (–1.4%)		(2,479)
Net Assets (100.0%)		$182,058

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2022.

(c)  Security trades on the Hong Kong exchange.

(d)  Amount is less than 0.05%.

(e)  At June 30, 2022, the Fund held a fair valued security at approximately $1,174,000, representing 0.6% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(f)  Securities are available for collateral in connection with open foreign currency forward exchange contracts and purchased options.

(g)  The approximate fair value and percentage of net assets, $118,093,000 and 64.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(h)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for the book purposes. The aggregate gross unrealized appreciation is approximately $38,039,000 and the aggregate gross unrealized depreciation is approximately $22,403,000, resulting in net unrealized appreciation of approximately $15,636,000.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Active International Allocation Portfolio

@  Value is less than $500.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

NYSE  New York Stock Exchange.

TSX  Toronto Stock Exchange.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	50	Aug-22	780,000	780	$52	$1,209	$(1,157)

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
Citibank NA	EUR	1,593		$1,673	9/15/22	$(5)
State Street Bank and Trust Co.		$2,279	GBP	1,894	9/15/22	29
State Street Bank and Trust Co.		$1,585	JPY	212,626	9/15/22	(11)
						$13

CNH  —  Chinese Yuan Renminbi Offshore

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Others**	57.6%
Metals & Mining	12.5
Pharmaceuticals	10.2
Internet & Direct Marketing Retail	9.4
Semiconductors & Semiconductor Equipment	5.2
Oil, Gas & Consumable Fuels	5.1
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open foreign currency forward exchange contracts with net unrealized appreciation of approximately $13,000.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $164,476)	$180,387
Investment in Security of Affiliated Issuer, at Value (Cost $4,438)	4,150
Total Investments in Securities, at Value (Cost $168,914)	184,537
Foreign Currency, at Value (Cost $240)	218
Cash	13
Cash from Securities Lending	145
Tax Reclaim Receivable	313
Dividends Receivable	132
Receivable for Fund Shares Sold	53
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	29
Receivable from Securities Lending Income	2
Due from Broker	27
Receivable from Affiliate	1
Other Assets	111
Total Assets	185,581
Liabilities:
Collateral on Securities Loaned, at Value	2,829
Payable for Advisory Fees	265
Deferred Capital Gain Country Tax	169
Due to Broker	110
Payable for Sub Transfer Agency Fees	—	@
Payable for Sub Transfer Agency Fees — Class I	20
Payable for Sub Transfer Agency Fees — Class A	11
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	16
Payable for Shareholder Services Fees — Class A	12
Payable for Distribution and Shareholder Services Fees — Class L	3
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Custodian Fees	15
Payable for Fund Shares Redeemed	13
Payable for Administration Fees	12
Payable for Professional Fees	11
Payable for Transfer Agency Fees	—	@
Payable for Transfer Agency Fees — Class I	2
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6*	—	@
Payable for Transfer Agency Fees — Class IR	—	@
Other Liabilities	30
Total Liabilities	3,523
Net Assets	$182,058
Net Assets Consist of:
Paid-in-Capital	$159,281
Total Distributable Earnings	22,777
Net Assets	$182,058

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Active International Allocation Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$123,210
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	8,780,365
Net Asset Value, Offering and Redemption Price Per Share	$14.03
CLASS A:
Net Assets	$54,116
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,775,771
Net Asset Value, Redemption Price Per Share	$14.33
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.79
Maximum Offering Price Per Share	$15.12
CLASS L:
Net Assets	$4,080
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	287,854
Net Asset Value, Offering and Redemption Price Per Share	$14.18
CLASS C:
Net Assets	$556
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	39,422
Net Asset Value, Offering and Redemption Price Per Share	$14.09
CLASS R6:*
Net Assets	$85
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,048
Net Asset Value, Offering and Redemption Price Per Share	$14.04
CLASS IR:
Net Assets	$11
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	800
Net Asset Value, Offering and Redemption Price Per Share	$14.04
(1) Including: Securities on Loan, at Value:	$5,181

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Active International Allocation Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $236 of Foreign Taxes Withheld)	$2,444
Income from Securities Loaned — Net	10
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	2,455
Expenses:
Advisory Fees (Note B)	687
Shareholder Services Fees — Class A (Note D)	79
Distribution and Shareholder Services Fees — Class L (Note D)	18
Distribution and Shareholder Services Fees — Class C (Note D)	3
Administration Fees (Note C)	85
Sub Transfer Agency Fees — Class I	55
Sub Transfer Agency Fees — Class A	26
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	— @
Professional Fees	75
Registration Fees	45
Custodian Fees (Note F)	25
Shareholder Reporting Fees	21
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	5
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	1
Transfer Agency Fees — Class IR (Note E)	1
Pricing Fees	4
Directors' Fees and Expenses	3
Interest Expenses	1
Other Expenses	11
Total Expenses	1,155
Waiver of Advisory Fees (Note B)	(57)
Reimbursement of Class Specific Expenses — Class I (Note B)	(24)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(7)
Net Expenses	1,064
Net Investment Income	1,391
Realized Gain (Loss):
Investments Sold	7,301
Foreign Currency Forward Exchange Contracts	(378)
Foreign Currency Translation	(62)
Futures Contracts	675
Net Realized Gain	7,536
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $58)	(59,623)
Investments in Affiliates	(160)
Foreign Currency Forward Exchange Contracts	(3)
Foreign Currency Translation	(46)
Net Change in Unrealized Appreciation (Depreciation)	(59,832)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(52,296)
Net Decrease in Net Assets Resulting from Operations	$(50,905)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Active International Allocation Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$1,391	$1,791
Net Realized Gain	7,536	18,612
Net Change in Unrealized Appreciation (Depreciation)	(59,832)	(15,214)
Net Increase (Decrease) in Net Assets Resulting from Operations	(50,905)	5,189
Dividends and Distributions to Shareholders:
Class I	—	(11,586)
Class A	—	(5,407)
Class L	—	(381)
Class C	—	(50)
Class R6*	—	(2)
Class IR	—	(1)
Total Dividends and Distributions to Shareholders	—	(17,427)
Capital Share Transactions:(1)
Class I:
Subscribed	42,406	96,854
Distributions Reinvested	—	11,451
Redeemed	(38,898)	(92,525)
Class A:
Subscribed	5,250	22,358
Distributions Reinvested	—	5,349
Redeemed	(7,372)	(21,357)
Class L:
Exchanged	28	62
Distributions Reinvested	—	373
Redeemed	(238)	(386)
Class C:
Subscribed	114	789
Distributions Reinvested	—	50
Redeemed	(214)	(94)
Class R6:*
Subscribed	70	23
Distributions Reinvested	—	2
Redeemed	(3)	(4)
Class IR:
Distributions Reinvested	—	1
Net Increase in Net Assets Resulting from Capital Share Transactions	1,143	22,946
Total Increase (Decrease) in Net Assets	(49,762)	10,708
Net Assets:
Beginning of Period	231,820	221,112
End of Period	$182,058	$231,820

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Active International Allocation Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2,626	4,920
Shares Issued on Distributions Reinvested	—	661
Shares Redeemed	(2,436)	(4,666)
Net Increase in Class I Shares Outstanding	190	915
Class A:
Shares Subscribed	309	1,104
Shares Issued on Distributions Reinvested	—	302
Shares Redeemed	(446)	(1,051)
Net Increase (Decrease) in Class A Shares Outstanding	(137)	355
Class L:
Shares Exchanged	1	3
Shares Issued on Distributions Reinvested	—	21
Shares Redeemed	(15)	(19)
Net Increase (Decrease) in Class L Shares Outstanding	(14)	5
Class C:
Shares Subscribed	7	40
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(13)	(5)
Net Increase (Decrease) in Class C Shares Outstanding	(6)	38
Class R6:*
Shares Subscribed	4	1
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(— @@)	(— @@)
Net Increase in Class R6 Shares Outstanding	4	1
Class IR:
Shares Issued on Distributions Reinvested	—	— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Active International Allocation Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$17.91		$19.03		$14.59		$12.07		$14.46		$11.83
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.17		0.04		0.16		0.23		0.19
Net Realized and Unrealized Gain (Loss)	(3.99)		0.24		4.41		2.54		(2.41)		2.74
Total from Investment Operations	(3.88)		0.41		4.45		2.70		(2.18)		2.93
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)		(0.01)		(0.18)		(0.21)		(0.30)
Net Realized Gain	—		(1.30)		—		—		—		—
Total Distributions	—		(1.53)		(0.01)		(0.18)		(0.21)		(0.30)
Redemption Fees	—		—		—		0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$14.03		$17.91		$19.03		$14.59		$12.07		$14.46
Total Return(3)	(21.62	)%(5)	2.33%		30.48%		22.41%		(15.14)%		24.76%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$123,210		$153,810		$146,087		$126,860		$119,925		$155,550
Ratio of Expenses Before Expense Limitation	0.99	%(6)	0.95%		1.02%		0.97%		0.97%		1.14%
Ratio of Expenses After Expense Limitation	0.89	%(4)(6)	0.89	%(4)	0.89	%(4)	0.89	%(4)	0.88	%(4)	0.88	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.89	%(4)(6)	0.89	%(4)	0.89	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	1.43	%(4)(6)	0.87	%(4)	0.24	%(4)	1.22	%(4)	1.67	%(4)	1.44	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.01%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	15	%(5)	39%		37%		34%		43%		22%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Active International Allocation Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$18.32		$19.43		$14.94		$12.36		$14.79		$12.10
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.09		0.11		(0.01)		0.11		0.19		0.14
Net Realized and Unrealized Gain (Loss)	(4.08)		0.25		4.51		2.61		(2.46)		2.80
Total from Investment Operations	(3.99)		0.36		4.50		2.72		(2.27)		2.94
Distributions from and/or in Excess of:
Net Investment Income	—		(0.17)		(0.01)		(0.14)		(0.16)		(0.25)
Net Realized Gain	—		(1.30)		—		—		—		—
Total Distributions	—		(1.47)		(0.01)		(0.14)		(0.16)		(0.25)
Redemption Fees	—		—		—		0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$14.33		$18.32		$19.43		$14.94		$12.36		$14.79
Total Return(3)	(21.74	)%(5)	2.03%		30.10%		22.00%		(15.38)%		24.29%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$54,116		$71,668		$69,135		$58,339		$50,726		$65,710
Ratio of Expenses Before Expense Limitation	1.25	%(6)	1.22%		1.31%		1.25%		1.26%		1.48%
Ratio of Expenses After Expense Limitation	1.19	%(4)(6)	1.18	%(4)	1.19	%(4)	1.22	%(4)	1.19	%(4)	1.23	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.19	%(4)(6)	1.18	%(4)	1.19	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	1.12	%(4)(6)	0.55	%(4)	(0.06	)%(4)	0.82	%(4)	1.37	%(4)	1.02	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.01%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	15	%(5)	39%		37%		34%		43%		22%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Active International Allocation Portfolio

	Class L
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$18.16		$19.27		$14.90		$12.32		$14.73		$12.04
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.05		0.00	(2)	(0.09)		0.05		0.13		0.07
Net Realized and Unrealized Gain (Loss)	(4.03)		0.24		4.47		2.59		(2.46)		2.79
Total from Investment Operations	(3.98)		0.24		4.38		2.64		(2.33)		2.86
Distributions from and/or in Excess of:
Net Investment Income	—		(0.05)		(0.01)		(0.06)		(0.08)		(0.17)
Net Realized Gain	—		(1.30)		—		—		—		—
Total Distributions	—		(1.35)		(0.01)		(0.06)		(0.08)		(0.17)
Redemption Fees	—		—		—		0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$14.18		$18.16		$19.27		$14.90		$12.32		$14.73
Total Return(3)	(21.92	)%(5)	1.48%		29.38%		21.43%		(15.87)%		23.80%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,080		$5,475		$5,718		$4,644		$4,375		$6,463
Ratio of Expenses Before Expense Limitation	1.80	%(6)	1.76%		1.86%		1.81%		1.76%		2.07%
Ratio of Expenses After Expense Limitation	1.74	%(4)(6)	1.74	%(4)	1.74	%(4)	1.74	%(4)	1.69	%(4)	1.73	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.74	%(4)(6)	1.74	%(4)	1.74	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.57	%(4)(6)	0.02	%(4)	(0.61	)%(4)	0.35	%(4)	0.92	%(4)	0.54	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.01%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	15	%(5)	39%		37%		34%		43%		22%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Active International Allocation Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$18.08		$19.22		$14.89		$12.34		$14.77		$12.15
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.02		(0.02)		(0.12)		0.00	(2)	0.09		(0.00	)(2)
Net Realized and Unrealized Gain (Loss)	(4.01)		0.21		4.46		2.59		(2.45)		2.83
Total from Investment Operations	(3.99)		0.19		4.34		2.59		(2.36)		2.83
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		(0.01)		(0.04)		(0.07)		(0.21)
Net Realized Gain	—		(1.30)		—		—		—		—
Total Distributions	—		(1.33)		(0.01)		(0.04)		(0.07)		(0.21)
Redemption Fees	—		—		—		0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$14.09		$18.08		$19.22		$14.89		$12.34		$14.77
Total Return(3)	(22.07	)%(5)	1.23%		29.13%		21.03%		(16.04)%		23.42%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$556		$821		$144		$45		$42		$23
Ratio of Expenses Before Expense Limitation	2.35	%(6)	2.36%		5.66%		7.49%		7.18%		20.06%
Ratio of Expenses After Expense Limitation	1.99	%(4)(6)	1.99	%(4)	1.99	%(4)	1.99	%(4)	1.98	%(4)	1.97	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.00	%(4)(6)	1.99	%(4)	1.99	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.26	%(4)(6)	(0.09	)%(4)	(0.81	)%(4)	0.03	%(4)	0.67	%(4)	(0.03	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(6)	0.01%		0.01%		0.01%		0.02%		0.03%
Portfolio Turnover Rate	15	%(5)	39%		37%		34%		43%		22%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Active International Allocation Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,				Period from October 31, 2019(2) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020		December 31, 2019
Net Asset Value, Beginning of Period	$17.91		$19.04		$14.59		$13.79
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.14		0.18		0.04		0.00	(4)
Net Realized and Unrealized Gain (Loss)	(4.01)		0.23		4.42		0.98
Total from Investment Operations	(3.87)		0.41		4.46		0.98
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)		(0.01)		(0.18)
Net Realized Gain	—		(1.30)		—		—
Total Distributions	—		(1.54)		(0.01)		(0.18)
Net Asset Value, End of Period	$14.04		$17.91		$19.04		$14.59
Total Return(5)	(21.61	)%(7)	2.39%		30.55%		7.15	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$85		$32		$14		$11
Ratio of Expenses Before Expense Limitation	3.93	%(8)	10.73%		21.16%		14.33	%(8)
Ratio of Expenses After Expense Limitation	0.84	%(6)(8)	0.84	%(6)	0.84	%(6)	0.84	%(6)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.84	%(6)(8)	0.84	%(6)	0.84	%(6)	N/A
Ratio of Net Investment Income	1.83	%(6)(8)	0.89	%(6)	0.28	%(6)	0.18	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	15	%(7)	39%		37%		34%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Active International Allocation Portfolio

	Class IR
	Six Months Ended June 30, 2022		Year Ended December 31,				Period from October 31, 2019(1) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020		December 31, 2019
Net Asset Value, Beginning of Period	$17.91		$19.04		$14.59		$13.79
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.12		0.18		0.04		0.00	(3)
Net Realized and Unrealized Gain (Loss)	(3.99)		0.23		4.42		0.98
Total from Investment Operations	(3.87)		0.41		4.46		0.98
Distributions from and/or in Excess of:
Net Investment Income	—		(0.24)		(0.01)		(0.18)
Net Realized Gain	—		(1.30)		—		—
Total Distributions	—		(1.54)		(0.01)		(0.18)
Net Asset Value, End of Period	$14.04		$17.91		$19.04		$14.59
Total Return(4)	(21.61	)%(6)	2.39%		30.55%		7.15	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$11		$14		$14		$11
Ratio of Expenses Before Expense Limitation	18.81	%(7)	14.38%		20.70%		14.33	%(7)
Ratio of Expenses After Expense Limitation	0.84	%(5)(7)	0.84	%(5)	0.84	%(5)	0.84	%(5)(7)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	0.84	%(5)(7)	0.84	%(5)	0.84	%(5)	N/A
Ratio of Net Investment Income	1.48	%(5)(7)	0.92	%(5)	0.29	%(5)	0.18	%(5)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.01%		0.01%		0.01	%(7)
Portfolio Turnover Rate	15	%(6)	39%		37%		34%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Active International Allocation Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter

("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

unavailable, at the last sale price on the exchange; (6) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement"

("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$2,603	$—		$2,603
Banks	3,201	1,966	—		5,167
Beverages	—	4,949	—		4,949
Biotechnology	2,260	—	—		2,260
Chemicals	962	6,121	—		7,083
Electrical Equipment	—	417	—		417
Electronic Equipment, Instruments & Components	—	1,920	—		1,920
Energy Equipment & Services	2,193	1,120	—		3,313
Entertainment	5,029	2,137	—		7,166
Food Products	—	2,614	—		2,614
Health Care Equipment & Supplies	2,398	5,370	—		7,768
Health Care Providers & Services	—	916	—		916
Hotels, Restaurants & Leisure	4,142	—	—		4,142
Household Durables	1,833	6,909	—		8,742
Household Products	—	379	—		379
Information Technology Services	—	3,242	—		3,242
Insurance	—	3,199	—		3,199
Interactive Media & Services	2,586	3,765	—		6,351
Internet & Direct Marketing Retail	13,629	3,425	—		17,054
Leisure Products	—	632	—		632
Life Sciences Tools & Services	796	—	—		796
Machinery	—	5,038	—		5,038
Metals & Mining	12,794	9,971	—		22,765
Oil, Gas & Consumable Fuels	1,697	7,650	—		9,347
Personal Products	1,615	6,005	—		7,620
Pharmaceuticals	15	18,549	—		18,564
Professional Services	—	3,329	—		3,329
Real Estate Management & Development	743	—	—	@	743
Road & Rail	2,844	—	—		2,844
Semiconductors & Semiconductor Equipment	1,830	7,525	—		9,355
Software	—	1,372	—		1,372
Tech Hardware, Storage & Peripherals	—	4,440	—		4,440
Textiles, Apparel & Luxury Goods	—	2,530	—		2,530
Total Common Stocks	60,567	118,093	—	@	178,660
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Preferred Stock
Biotechnology	$—	$—	$1,174	$1,174
Investment Company	779	—	—	779
Call Options Purchased	—	52	—	52
Short-Term Investments
Investment Company	3,371	—	—	3,371
Repurchase Agreements	—	501	—	501
Total Short-Term Investments	3,371	501	—	3,872
Foreign Currency Forward Exchange Contract	—	29	—	29
Total Assets	64,717	118,675	1,174	184,566
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(16)	—	(16)
Total	$64,717	$118,659	$1,174	$184,550

@ Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stock (000)
Beginning Balance	$—	@	$1,250
Purchases	—		—
Sales	—		—
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	—	@	(76)
Realized gains (losses)	—		—
Ending Balance	$—	@	$1,174
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$—	@	$(76)

@ Value is less than $500.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022:

	Fair Value at June 30, 2022 (000)		Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stock	$—	@	Market Transaction Method	Transaction Valuation	$0.003	Increase
Preferred Stock	$1,174		Market Transaction Method	Precedent Transaction	$38.24	Increase

@  Amount is less than $500.

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Statement of Assets and Liabilities. Premium paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. The Fund

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

may write call and put options on stock indexes, futures, securities or currencies it owns or in which it may invest. Writing put options tend to increase the Fund's exposure to the underlying instrument. Writing call options tend to decrease the Fund's exposure to the underlying instruments. When the Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Any liability recorded is subsequently adjusted to reflect the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the net realized gain or loss. The Fund as a writer of an option has no control over whether the underlying future, security or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, security or currency underlying the written option. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events.

In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

As of June 30, 2022, the Fund did not have any open futures contracts.

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contract	Unrealized Appreciation on Foreign Currency Forward Exchange Contract	Currency Risk	$29
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	52 (a)
Total			$81
	Liability Derivatives Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(16)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(378)
Equity Risk	Futures Contracts	675
	Total	$297
Change in Unrealized Depreciation
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(3)
Currency Risk	Investments (Purchased Options)	(1,157	)(b)
	Total	$(1,160)

(b) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Statement of Operations.
At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Foreign Currency Forward Exchange Contracts(c)	$29		$(16)
Purchased Options	52	(a)	—
Total	$81		$(16)

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(c) Excludes exchange-traded derivatives.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$52 (a)	$—	$(52)	$0
State Street Bank and Trust Co.	29	(11)	—	18
Total	$81	$(11)	$(52)	$18
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Statement of Assets and Liabilities (000)	Financial Instrument (000)	Collateral Pledged(e) (000)	Net Amount (not less than $0) (000)
Citibank NA	$5	$—	$—	$5
State Street Bank and Trust Co.	11	(11)	—	0
Total	$16	$(11)	$—	$5

(a) Amounts are included in Investments in Securities in the Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$5,998,000
Futures Contracts:
Average monthly notional value	$18,431,000
Purchased Options:
Average monthly notional amount	650,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$5,181	(f)	$—	$(5,181	)(g)(h)	$0

(f) Represents market value of loaned securities at period end.

(g) The Fund received cash collateral of approximately $2,829,000, of which approximately $2,684,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $145,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $2,652,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(h) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

contractual maturity of those transactions as of June 30, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$2,829	$—	$—	$—	$2,829
Total Borrowings	$2,829	$—	$—	$—	$2,829
Gross amount of recognized liabilities for securities lending transactions					$2,829

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.59% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares, 0.85% for Class R6 shares and 0.85% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $57,000 of advisory fees were waived and approximately $27,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $38,658,000 and $31,577,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Funds.

The Fund invests in Morgan Stanley China A Share Fund, Inc., a closed-end management investment company advised by an affiliate of the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Morgan Stanley China A Share Fund, Inc. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Morgan Stanley China A Share Fund, Inc.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company/ Issuer	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$6,589	$44,110	$47,328	$1
Morgan Stanley China A Share Fund	939	—	—	—
Total	$7,528	$44,110	$47,328	$1
Affiliated Investment Company/ Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$3,371
Morgan Stanley China A Share Fund	—	(160)	779
Total	$—	$(160)	$4,150

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)
$2,260	$15,167	$85

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to an overdistribution of dividends for tax purposes, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@ Amount is less than $500.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$908

During the year ended December 31, 2021, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $3,422,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 67.9%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments,

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three-, and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

34

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

35

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

36

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIAIASAN
4878984 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Global Real Estate Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	26
Liquidity Risk Management Program	28
U.S. Customer Privacy Notice	29
Director and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

Global Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Real Estate Portfolio Class I	$1,000.00	$787.30	$1,019.84	$4.43	$5.01	1.00%
Global Real Estate Portfolio Class A	1,000.00	786.70	1,018.10	5.98	6.76	1.35
Global Real Estate Portfolio Class L	1,000.00	784.30	1,015.62	8.18	9.25	1.85
Global Real Estate Portfolio Class C	1,000.00	782.60	1,014.38	9.28	10.49	2.10
Global Real Estate Portfolio Class R6(1)	1,000.00	787.00	1,020.13	4.16	4.71	0.94
Global Real Estate Portfolio Class IR	1,000.00	787.00	1,020.13	4.16	4.71	0.94

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

Global Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.6%)
Australia (2.9%)
Dexus REIT	59,675	$367
GPT Group REIT	99,952	292
National Storage REIT	236,015	350
Shopping Centres Australasia Property Group REIT	147,273	281
Vicinity Centres REIT	173,768	221
		1,511
Austria (0.4%)
CA Immobilien Anlagen AG	5,805	185
Belgium (0.7%)
Aedifica SA REIT	1,346	129
Warehouses De Pauw CVA REIT	6,803	215
		344
Canada (2.4%)
Chartwell Retirement Residences	38,681	335
InterRent REIT	36,690	342
Tricon Residential, Inc.	53,409	541
		1,218
China (0.4%)
GDS Holdings Ltd. ADR (a)	3,829	128
Longfor Group Holdings Ltd. (b)	19,000	90
		218
Finland (0.5%)
Kojamo Oyj	14,529	252
France (0.9%)
Klepierre SA REIT (a)	12,838	248
Mercialys SA REIT	27,810	226
		474
Germany (1.6%)
Grand City Properties SA	16,424	222
Vonovia SE	20,107	622
		844
Hong Kong (5.4%)
CK Asset Holdings Ltd.	120,500	856
Link REIT	117,074	957
Sun Hung Kai Properties Ltd.	70,367	833
Wharf Real Estate Investment Co., Ltd.	25,075	120
		2,766
Japan (10.6%)
Daiwa Office Investment Corp. REIT	52	267
Frontier Real Estate Investment Corp. REIT	62	240
GLP J-REIT	276	338
Hoshino Resorts, Inc. REIT	48	232
Japan Metropolitan Fund Investment Corp. REIT	521	406
Japan Real Estate Investment Corp. REIT	105	484
Mitsubishi Estate Co., Ltd.	60,400	875
Mitsui Fudosan Co., Ltd.	45,900	986
Mitsui Fudosan Logistics Park, Inc. REIT	95	359
Nippon Building Fund, Inc. REIT	112	559
	Shares	Value (000)
Nomura Real Estate Master Fund, Inc. REIT	296	$370
Orix, Inc. J-REIT	264	359
		5,475
Malta (0.1%)
BGP Holdings PLC (a)(c)	12,867,024	41
Netherlands (0.9%)
Eurocommercial Properties NV CVA REIT	9,153	197
NSI NV REIT	8,102	279
		476
Singapore (3.3%)
CapitaLand Integrated Commercial Trust REIT	396,500	620
Capitaland Investment Ltd.	37,100	102
Digital Core Management Pte Ltd. REIT (a)(d)	240,500	185
Frasers Centrepoint Trust REIT	17,600	29
Mapletree Commercial Trust REIT	300,100	396
Suntec REIT	330,300	385
		1,717
Spain (1.0%)
Inmobiliaria Colonial Socimi SA REIT	39,056	250
Merlin Properties Socimi SA REIT	29,769	288
		538
Sweden (0.7%)
Catena AB	3,644	132
Fabege AB	24,615	233
		365
Switzerland (0.5%)
PSP Swiss Property AG (Registered)	2,322	259
United Kingdom (4.4%)
Big Yellow Group PLC REIT	14,989	240
Derwent London PLC REIT	7,660	244
Empiric Student Property PLC REIT	132,903	139
Helical PLC	37,828	172
Land Securities Group PLC REIT	44,125	358
LondonMetric Property PLC REIT	53,760	149
Segro PLC REIT	45,892	548
UNITE Group PLC REIT	19,862	258
Workspace Group PLC REIT	26,820	181
		2,289
United States (61.9%)
Agree Realty Corp. REIT	28,327	2,043
American Tower Corp. REIT	2,018	516
Americold Realty Trust, Inc. REIT	17,537	527
AvalonBay Communities, Inc. REIT	9,164	1,780
Boyd Gaming Corp.	6,054	301
Brixmor Property Group, Inc. REIT	47,335	957
Digital Realty Trust, Inc. REIT	22,797	2,960
Duke Realty Corp. REIT	13,600	747
Equity Residential REIT	26,988	1,949
Exeter Industrial Value Fund, LP (c)(e)	1,860,000	76
Extra Space Storage, Inc. REIT	6,102	1,038
Healthpeak Properties, Inc. REIT	33,450	867

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Global Real Estate Portfolio

	Shares	Value (000)
United States (cont'd)
Host Hotels & Resorts, Inc. REIT	28,987	$454
Invitation Homes, Inc. REIT	27,053	963
Kilroy Realty Corp. REIT	9,088	476
Kite Realty Group Trust REIT	36,457	630
Mid-America Apartment Communities, Inc. REIT	8,751	1,529
NETSTREIT Corp. REIT	26,187	494
Park Hotels & Resorts, Inc. REIT	23,971	325
ProLogis, Inc. REIT	27,839	3,275
Public Storage REIT	9,297	2,907
Rexford Industrial Realty, Inc. REIT	7,351	423
RPT Realty REIT	47,566	468
Simon Property Group, Inc. REIT	5,237	497
SITE Centers Corp. REIT	70,440	949
SL Green Realty Corp. REIT (d)	11,761	543
Sun Communities, Inc. REIT	6,358	1,013
Welltower, Inc. REIT	39,893	3,285
		31,992
Total Common Stocks (Cost $45,601)		50,964
Short-Term Investments (2.5%)
Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	437,864	438
	Face Amount (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc., (1.50%, dated 6/30/22, due 7/1/22; proceeds $34; fully collateralized by U.S. Government obligations; 0.00% — 3.63% due 2/15/23 — 5/15/32; valued at $35)	$34	34
Merrill Lynch & Co., Inc., (1.46%, dated 6/30/22, due 7/1/22; proceeds $66; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $68)	66	66
		100
Total Securities held as Collateral on Loaned Securities (Cost $538)		538
	Shares
Investment Company (1.4%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $737)	737,448	737
Total Short-Term Investments (Cost $1,275)		1,275
Total Investments (101.1%) (Cost $46,876) Including $682 of Securities Loaned (f)(g)		52,239
Liabilities in Excess of Other Assets (–1.1%)		(561)
Net Assets (100.0%)		$51,678

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  At June 30, 2022, the Fund held fair valued securities valued at approximately $117,000, representing 0.2% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(d)  All or a portion of this security was on loan at June 30, 2022.

(e)  Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 — 4/11 and has a current cost basis of $0. At June 30, 2022, this security had an aggregate market value of approximately $76,000, representing 0.1% of net assets.

(f)  The approximate fair value and percentage of net assets, $17,556,000 and 34.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(g)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,567,000 and the aggregate gross unrealized depreciation is approximately $4,204,000, resulting in net unrealized appreciation of approximately $5,363,000.

ADR  American Depositary Receipt.

CVA  Certificaten Van Aandelen.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Diversified	22.4%
Residential	18.7
Retail	14.5
Industrial	12.8
Office	8.9
Health Care	8.9
Self Storage	8.8
Other**	5.0
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $45,701)	$51,064
Investment in Security of Affiliated Issuer, at Value (Cost $1,175)	1,175
Total Investments in Securities, at Value (Cost $46,876)	52,239
Foreign Currency, at Value (Cost $112)	112
Cash from Securities Lending	29
Dividends Receivable	181
Receivable for Investments Sold	136
Tax Reclaim Receivable	93
Receivable for Fund Shares Sold	17
Receivable from Securities Lending Income	1
Receivable from Affiliate	—	@
Other Assets	105
Total Assets	52,913
Liabilities:
Collateral on Securities Loaned, at Value	567
Deferred Capital Gain Country Tax	292
Payable for Investments Purchased	138
Payable for Custodian Fees	53
Payable for Fund Shares Redeemed	42
Payable for Advisory Fees	42
Payable for Professional Fees	15
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	9
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6*	1
Payable for Sub Transfer Agency Fees — Class I	10
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	4
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	56
Total Liabilities	1,235
Net Assets	$51,678
Net Assets Consist of:
Paid-in-Capital	$33,827
Total Distributable Earnings	17,851
Net Assets	$51,678

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$44,226
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,758,481
Net Asset Value, Offering and Redemption Price Per Share	$5.70
CLASS A:
Net Assets	$2,489
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	438,489
Net Asset Value, Redemption Price Per Share	$5.68
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.31
Maximum Offering Price Per Share	$5.99
CLASS L:
Net Assets	$433
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	77,320
Net Asset Value, Offering and Redemption Price Per Share	$5.60
CLASS C:
Net Assets	$182
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	33,723
Net Asset Value, Offering and Redemption Price Per Share	$5.40
CLASS R6:*
Net Assets	$4,340
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	762,426
Net Asset Value, Offering and Redemption Price Per Share	$5.69
CLASS IR:
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,443
Net Asset Value, Offering and Redemption Price Per Share	$5.69
(1) Including: Securities on Loan, at Value:	$682

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $32 of Foreign Taxes Withheld)	$1,158
Income from Securities Loaned — Net	5
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	1,164
Expenses:
Advisory Fees (Note B)	255
Professional Fees	61
Sub Transfer Agency Fees — Class I	36
Sub Transfer Agency Fees — Class A	2
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Custodian Fees (Note F)	34
Registration Fees	30
Administration Fees (Note C)	26
Shareholder Reporting Fees	12
Transfer Agency Fees — Class I (Note E)	4
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	2
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Services Fees — Class A (Note D)	4
Distribution and Shareholder Services Fees — Class L (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	2
Directors' Fees and Expenses	3
Pricing Fees	3
Interest Expenses	2
Other Expenses	5
Total Expenses	488
Waiver of Advisory Fees (Note B)	(130)
Reimbursement of Class Specific Expenses — Class I (Note B)	(24)
Reimbursement of Class Specific Expenses — Class A (Note B)	(2)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	327
Net Investment Income	837
Realized Gain:
Investments Sold (Net of $55 of Capital Gain Country Tax)	5,665
Foreign Currency Translation	5
Net Realized Gain	5,670
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Increase in Deferred Capital Gain Country Tax of $40)	(20,971)
Foreign Currency Translation	(11)
Net Change in Unrealized Appreciation (Depreciation)	(20,982)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(15,312)
Net Decrease in Net Assets Resulting from Operations	$(14,475)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Global Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$837	$1,489
Net Realized Gain	5,670	86,278
Net Change in Unrealized Appreciation (Depreciation)	(20,982)	(50,866)
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,475)	36,901
Dividends and Distributions to Shareholders:
Class I	—	(17,738)
Class A	—	(1,311)
Class L	—	(180)
Class C	—	(178)
Class R6*	—	(6,402)
Class IR	—	(3)
Total Dividends and Distributions to Shareholders	—	(25,812)
Capital Share Transactions:(1)
Class I:
Subscribed	762	3,078
Distributions Reinvested	—	16,727
Redeemed	(3,941)	(44,152)
Class A:
Subscribed	76	2,216
Distributions Reinvested	—	1,311
Redeemed	(265)	(3,945)
Class L:
Exchanged	25	—
Distributions Reinvested	—	179
Redeemed	—	(118)
Class C:
Subscribed	—	505
Distributions Reinvested	—	178
Redeemed	(303)	(259)
Class R6:*
Subscribed	96	3,687
Distributions Reinvested	—	6,360
Redeemed	(16,858)	(218,343)
Class IR:
Distributions Reinvested	—	3
Net Decrease in Net Assets Resulting from Capital Share Transactions	(20,408)	(232,573)
Total Decrease in Net Assets	(34,883)	(221,484)
Net Assets:
Beginning of Period	86,561	308,045
End of Period	$51,678	$86,561

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Global Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	112	346
Shares Issued on Distributions Reinvested	—	2,393
Shares Redeemed	(586)	(4,786)
Net Decrease in Class I Shares Outstanding	(474)	(2,047)
Class A:
Shares Subscribed	11	258
Shares Issued on Distributions Reinvested	—	188
Shares Redeemed	(39)	(503)
Net Decrease in Class A Shares Outstanding	(28)	(57)
Class L:
Shares Exchanged	4	—
Shares Issued on Distributions Reinvested	—	26
Shares Redeemed	—	(17)
Net Increase in Class L Shares Outstanding	4	9
Class C:
Shares Subscribed	—	57
Shares Issued on Distributions Reinvested	—	27
Shares Redeemed	(49)	(30)
Net Increase (Decrease) in Class C Shares Outstanding	(49)	54
Class R6:*
Shares Subscribed	14	425
Shares Issued on Distributions Reinvested	—	911
Shares Redeemed	(2,360)	(24,663)
Net Decrease in Class R6 Shares Outstanding	(2,346)	(23,327)
Class IR:
Shares Issued on Distributions Reinvested	—	— @

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$7.24		$8.26		$9.87		$9.19		$11.13		$10.76
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.09		0.15		0.24		0.27		0.25
Net Realized and Unrealized Gain (Loss)	(1.63)		1.79		(1.57)		1.43		(1.11)		0.80
Total from Investment Operations	(1.54)		1.88		(1.42)		1.67		(0.84)		1.05
Distributions from and/or in Excess of:
Net Investment Income	—		(1.57)		(0.11)		(0.54)		(0.51)		(0.15)
Net Realized Gain	—		(1.33)		(0.08)		(0.45)		(0.59)		(0.53)
Total Distributions	—		(2.90)		(0.19)		(0.99)		(1.10)		(0.68)
Net Asset Value, End of Period	$5.70		$7.24		$8.26		$9.87		$9.19		$11.13
Total Return(2)	(21.27	)%(7)	23.99%		(14.33)%		18.35%		(7.92)%		9.73%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$44,226		$59,614		$84,874		$323,386		$361,680		$553,319
Ratio of Expenses Before Expense Limitation	1.51	%(8)	1.12%		1.20%		1.05%		1.10%		1.07%
Ratio of Expenses After Expense Limitation	1.01	%(3)(5)(8)	0.94	%(3)(5)	1.01	%(3)(5)	1.00	%(3)	1.03	%(3)(4)	1.05	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00	%(3)(8)	0.93	%(3)	1.00	%(3)	1.00	%(3)	1.03	%(3)	1.05	%(3)
Ratio of Net Investment Income	2.66	%(3)(8)	1.03	%(3)	1.86	%(3)	2.36	%(3)	2.54	%(3)	2.20	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	45	%(7)	135%		51%		24%		38%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.00% for Class I shares. Prior to July 1,2018, the maximum ratio was 1.05% for Class I shares.

(5)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$7.22		$8.25		$9.85		$9.17		$11.10		$10.71
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.08		0.05		0.13		0.21		0.23		0.17
Net Realized and Unrealized Gain (Loss)	(1.62)		1.79		(1.58)		1.41		(1.10)		0.84
Total from Investment Operations	(1.54)		1.84		(1.45)		1.62		(0.87)		1.01
Distributions from and/or in Excess of:
Net Investment Income	—		(1.54)		(0.07)		(0.49)		(0.47)		(0.09)
Net Realized Gain	—		(1.33)		(0.08)		(0.45)		(0.59)		(0.53)
Total Distributions	—		(2.87)		(0.15)		(0.94)		(1.06)		(0.62)
Net Asset Value, End of Period	$5.68		$7.22		$8.25		$9.85		$9.17		$11.10
Total Return(2)	(21.33	)%(7)	23.47%		(14.65)%		17.90%		(8.19)%		9.44%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,489		$3,368		$4,316		$10,728		$12,775		$17,701
Ratio of Expenses Before Expense Limitation	1.89	%(8)	2.05%		1.90%		1.37%		1.39%		N/A
Ratio of Expenses After Expense Limitation	1.36	%(3)(5)(8)	1.36	%(3)(5)	1.36	%(3)(5)	1.35	%(3)	1.38	%(3)(4)	1.35	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.35	%(3)(8)	1.35	%(3)	1.35	%(3)	1.35	%(3)	1.38	%(3)	1.35	%(3)
Ratio of Net Investment Income	2.31	%(3)(8)	0.57	%(3)	1.63	%(3)	2.00	%(3)	2.18	%(3)	1.55	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	45	%(7)	135%		51%		24%		38%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.35% for Class A shares. Prior to July 1,2018, the maximum ratio was 1.40% for Class A shares.

(5)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$7.14		$8.18		$9.75		$9.09		$11.01		$10.64
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.06		0.01		0.08		0.16		0.17		0.14
Net Realized and Unrealized Gain (Loss)	(1.60)		1.77		(1.56)		1.40		(1.09)		0.81
Total from Investment Operations	(1.54)		1.78		(1.48)		1.56		(0.92)		0.95
Distributions from and/or in Excess of:
Net Investment Income	—		(1.49)		(0.01)		(0.45)		(0.41)		(0.05)
Net Realized Gain	—		(1.33)		(0.08)		(0.45)		(0.59)		(0.53)
Total Distributions	—		(2.82)		(0.09)		(0.90)		(1.00)		(0.58)
Net Asset Value, End of Period	$5.60		$7.14		$8.18		$9.75		$9.09		$11.01
Total Return(2)	(21.57	)%(7)	22.94%		(15.17)%		17.37%		(8.74)%		8.89%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$433		$521		$522		$1,419		$1,220		$1,344
Ratio of Expenses Before Expense Limitation	2.62	%(8)	2.30%		2.08%		1.91%		2.02%		1.93%
Ratio of Expenses After Expense Limitation	1.86	%(3)(5)(8)	1.86	%(3)(5)	1.86	%(3)(5)	1.85	%(3)	1.88	%(3)(4)	1.90	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.85	%(3)(8)	1.85	%(3)	1.85	%(3)	1.85	%(3)	1.88	%(3)	1.90	%(3)
Ratio of Net Investment Income	1.85	%(3)(8)	0.12	%(3)	1.07	%(3)	1.54	%(3)	1.64	%(3)	1.32	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	45	%(7)	135%		51%		24%		38%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.85% for Class L shares. Prior to July 1,2018, the maximum ratio was 1.90% for Class L shares.

(5)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$6.90		$8.01		$9.56		$8.92		$10.83		$10.49
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.04		(0.00	)(2)	0.08		0.13		0.16		0.12
Net Realized and Unrealized Gain (Loss)	(1.54)		1.71		(1.54)		1.37		(1.09)		0.78
Total from Investment Operations	(1.50)		1.71		(1.46)		1.50		(0.93)		0.90
Distributions from and/or in Excess of:
Net Investment Income	—		(1.49)		(0.01)		(0.41)		(0.39)		(0.03)
Net Realized Gain	—		(1.33)		(0.08)		(0.45)		(0.59)		(0.53)
Total Distributions	—		(2.82)		(0.09)		(0.86)		(0.98)		(0.56)
Net Asset Value, End of Period	$5.40		$6.90		$8.01		$9.56		$8.92		$10.83
Total Return(3)	(21.74	)%(8)	22.54%		(15.26)%		16.98%		(8.93)%		8.54%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$182		$569		$225		$397		$428		$327
Ratio of Expenses Before Expense Limitation	3.13	%(9)	2.94%		2.96%		2.51%		2.47%		2.69%
Ratio of Expenses After Expense Limitation	2.11	%(4)(6)(9)	2.11	%(4)(6)	2.11	%(4)(6)	2.10	%(4)	2.12	%(4)(5)	2.15	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.10	%(4)(9)	2.10	%(4)	2.10	%(4)	2.10	%(4)	2.12	%(4)	2.15	%(4)
Ratio of Net Investment Income (Loss)	1.30	%(4)(9)	(0.03	)%(4)	1.00	%(4)	1.26	%(4)	1.53	%(4)	1.11	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	45	%(8)	135%		51%		24%		38%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.10% for Class C shares. Prior to July 1, 2018, the maximum ratio was 2.15% for Class C shares.

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Real Estate Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$7.23		$8.25		$9.87		$9.19		$11.13		$10.76
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.08		0.17		0.25		0.28		0.25
Net Realized and Unrealized Gain (Loss)	(1.63)		1.80		(1.59)		1.43		(1.11)		0.81
Total from Investment Operations	(1.54)		1.88		(1.42)		1.68		(0.83)		1.06
Distributions from and/or in Excess of:
Net Investment Income	—		(1.57)		(0.12)		(0.55)		(0.52)		(0.16)
Net Realized Gain	—		(1.33)		(0.08)		(0.45)		(0.59)		(0.53)
Total Distributions	—		(2.90)		(0.20)		(1.00)		(1.11)		(0.69)
Net Asset Value, End of Period	$5.69		$7.23		$8.25		$9.87		$9.19		$11.13
Total Return(3)	(21.30	)%(8)	24.02%		(14.36)%		18.43%		(7.83)%		9.80%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,340		$22,479		$218,100		$350,363		$517,658		$1,049,646
Ratio of Expenses Before Expense Limitation	1.40	%(9)	1.13%		1.01%		0.94%		N/A		N/A
Ratio of Expenses After Expense Limitation	0.95	%(4)(6)(9)	0.95	%(4)(6)	0.95	%(4)(6)	0.94	%(4)	0.95	%(4)(5)	0.97	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.94	%(4)(9)	0.94	%(4)	0.94	%(4)	0.94	%(4)	0.95	%(4)	0.97	%(4)
Ratio of Net Investment Income	2.57	%(4)(9)	0.93	%(4)	2.21	%(4)	2.41	%(4)	2.58	%(4)	2.26	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	45	%(8)	135%		51%		24%		38%		39%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class R6 shares. Prior to July 1, 2018, the maximum ratio was 0.99% for Class R6 shares.

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Real Estate Portfolio

	Class IR
	Six Months Ended June 30, 2022		Year Ended December 31,						Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		December 31, 2018
Net Asset Value, Beginning of Period	$7.23		$8.25		$9.87		$9.19		$11.09
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.09		0.04		0.18		0.25		0.23
Net Realized and Unrealized Gain (Loss)	(1.63)		1.84		(1.60)		1.43		(1.02)
Total from Investment Operations	(1.54)		1.88		(1.42)		1.68		(0.79)
Distributions from and/or in Excess of:
Net Investment Income	—		(1.57)		(0.12)		(0.55)		(0.52)
Net Realized Gain	—		(1.33)		(0.08)		(0.45)		(0.59)
Total Distributions	—		(2.90)		(0.20)		(1.00)		(1.11)
Net Asset Value, End of Period	$5.69		$7.23		$8.25		$9.87		$9.19
Total Return(3)	(21.30	)%(8)	24.08%		(14.36)%		18.44%		(7.49	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$8		$10		$8		$10		$8
Ratio of Expenses Before Expense Limitation	21.06	%(9)	23.02%		26.07%		21.38%		18.72	%(9)
Ratio of Expenses After Expense Limitation	0.95	%(5)(6)(9)	0.95	%(5)(6)	0.95	%(5)(6)	0.94	%(5)	0.94	%(4)(5)(9)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	0.94	%(5)(9)	0.94	%(5)	0.94	%(5)	0.94	%(5)	N/A
Ratio of Net Investment Income	2.74	%(5)(9)	0.46	%(5)	2.37	%(5)	2.45	%(5)	3.94	%(5)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	45	%(8)	135%		51%		24%		38%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.94% for Class IR shares. Prior to July 1, 2018, the maximum ratio was 0.99% for Class IR shares.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.
The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Real Estate Portfolio. The Fund seeks to provide current income and capital appreciation. The Fund has capital subscription commitments to an investee company for this same purpose, the details of which are disclosed in the Unfunded Commitments note.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") and Morgan Stanley Investment Management Company ("MSIM Company") (together, the "Sub-Advisers"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or Sub-Advisers determine that the closing price, last sale

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Diversified	$3,088	$8,501	$—	$11,589
Health Care	4,487	129	—	4,616
Industrial	4,972	1,592	76	6,640
Lodging/Resorts	1,080	232	—	1,312
Office	1,019	3,606	—	4,625
Residential	8,117	1,493	41	9,651
Retail	6,067	1,413	—	7,480
Self Storage	3,945	590	—	4,535
Specialty	516	—	—	516
Total Common Stocks	33,291	17,556	117	50,964
Short-Term Investments
Investment Company	1,175	—	—	1,175
Repurchase Agreements	—	100	—	100
Total Short-Term Investments	1,175	100	—	1,275
Total Assets	$34,466	$17,656	$117	$52,239

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks (000)
Beginning Balance	$167
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(50)
Realized gains (losses)	—
Ending Balance	$117
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$(50)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance.

Fair Value at June 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Common Stocks	$117	Reported Capital balance,
adjustments for NAV practical
expedient; including adjustments
for subsequent Capital Calls,
Return of Capital and Significant
Market Changes between last Capital
	Statement and Valuation Date	Adjusted Capital Balance
	Market Transaction Method	Transaction Valuation	$0.003	Increase

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$682	(a)	$—	$(682	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $567,000, of which approximately $538,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $29,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $162,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$567	$—	$—	$—	$567
Total Borrowings	$567	$—	$—	$—	$567
Gross amount of recognized liabilities for securities lending transactions					$567

6.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Fund and Exeter Industrial Value Fund LP, the Fund has made a subscription commitment of $2,000,000 for which it will receive 2,000,000 shares of common stock. As of June 30, 2022, Exeter Industrial Value Fund LP has drawn down approximately $1,860,000, which represents 93.0% of the commitment.

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

risks during that period. Restricted securities are identified in the Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $2 billion	Over $2 billion
0.80%	0.75%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.39% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares, 0.94% for Class R6 shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $130,000 of advisory fees were waived and approximately $31,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into Sub-Advisory Agreements with the Sub-Advisers, each a wholly-owned subsidiary of Morgan Stanley. The Sub-Advisers provide the Fund with advisory services subject to the overall supervision of the Adviser and the Company's Officers and Directors. The Adviser pays the Sub-Advisers on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $29,845,000 and $50,534,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$259	$9,820	$8,904	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$1,175

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$18,710	$7,102	$4,300	$3,129

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(11,586)	$11,586

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$6,923	$3,795

During the year ended December 31, 2021, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $25,926,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 51.1%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Advisers, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Advisers and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Advisers

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRESAN
4875603 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Global Sustain Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	21
Liquidity Risk Management Program	23
U.S. Customer Privacy Notice	24
Director and Officer Information	27

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Global Sustain Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

Global Sustain Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Global Sustain Portfolio Class I	$1,000.00	$793.30	$1,020.33	$4.00	$4.51	0.90%
Global Sustain Portfolio Class A	1,000.00	791.80	1,018.60	5.55	6.26	1.25
Global Sustain Portfolio Class L	1,000.00	790.00	1,016.12	7.77	8.75	1.75
Global Sustain Portfolio Class C	1,000.00	788.80	1,015.03	8.74	9.84	1.97
Global Sustain Portfolio Class R6(1)	1,000.00	793.70	1,020.58	3.78	4.26	0.85

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

Global Sustain Portfolio

	Shares	Value (000)
Common Stocks (97.2%)
Canada (3.4%)
Constellation Software, Inc.	1,976	$2,933
France (1.5%)
L'Oreal SA	3,656	1,269
Germany (6.6%)
Deutsche Boerse AG	10,542	1,770
SAP SE	43,197	3,938
		5,708
Hong Kong (2.1%)
AIA Group Ltd.	169,800	1,855
Sweden (1.2%)
Atlas Copco AB, Class A	109,908	1,029
Taiwan (2.5%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	25,944	2,121
United Kingdom (8.6%)
Experian PLC	15,060	442
Prudential PLC	100,125	1,246
Reckitt Benckiser Group PLC	59,366	4,465
RELX PLC (LSE)	47,207	1,282
		7,435
United States (71.3%)
Abbott Laboratories	30,505	3,314
Accenture PLC, Class A	14,474	4,019
Alphabet, Inc., Class A (a)	1,131	2,465
Amphenol Corp., Class A	22,705	1,462
Automatic Data Processing, Inc.	7,867	1,652
Baxter International, Inc.	49,268	3,164
Becton Dickinson & Co.	12,894	3,179
Broadridge Financial Solutions, Inc.	7,856	1,120
Coca-Cola Co.	15,029	945
Danaher Corp.	15,666	3,972
Equifax, Inc.	7,503	1,371
Estee Lauder Cos., Inc., Class A	4,017	1,023
Fidelity National Information Services, Inc.	16,152	1,481
Intercontinental Exchange, Inc.	29,646	2,788
IQVIA Holdings, Inc. (a)	8,884	1,928
Medtronic PLC	24,795	2,225
Microsoft Corp.	22,827	5,863
Moody's Corp.	1,623	441
NIKE, Inc., Class B	11,487	1,174
Otis Worldwide Corp.	19,834	1,402
PayPal Holdings, Inc. (a)	6,247	436
Procter & Gamble Co.	14,665	2,109
Roper Technologies, Inc.	4,204	1,659
Stanley Black & Decker, Inc.	12,326	1,293
Steris PLC	1,030	212
Texas Instruments, Inc.	7,909	1,215
Thermo Fisher Scientific, Inc.	6,833	3,712
	Shares	Value (000)
Visa, Inc., Class A	25,530	$5,027
Zoetis, Inc.	5,113	879
		61,530
Total Common Stocks (Cost $83,800)		83,880
Short-Term Investments (2.2%)
Investment Companies (2.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $1,945)	1,944,947	1,945
Total Investments (99.4%) (Cost $85,745) (b)(c)		85,825
Other Assets in Excess of Liabilities (0.6%)		495
Net Assets (100.0%)		$86,320

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $17,296,000 and 20.0%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2022, the aggregate cost for federal income tax purposes is approximately $85,745,000. The aggregate gross unrealized appreciation is approximately $7,052,000 and the aggregate gross unrealized depreciation is approximately $6,972,000, resulting in net unrealized appreciation of approximately $80,000.

ADR  American Depositary Receipt.

LSE  London Stock Exchange.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	26.8%
Software	17.1
Information Technology Services	16.4
Health Care Equipment & Supplies	14.4
Life Sciences Tools & Services	11.5
Household Products	7.8
Capital Markets	6.0
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Sustain Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $83,800)	$83,880
Investment in Security of Affiliated Issuer, at Value (Cost $1,945)	1,945
Total Investments in Securities, at Value (Cost $85,745)	85,825
Receivable for Fund Shares Sold	337
Receivable for Investments Sold	152
Dividends Receivable	82
Tax Reclaim Receivable	35
Foreign Currency, at Value (Cost $16)	16
Receivable from Affiliate	1
Other Assets	61
Total Assets	86,509
Liabilities:
Payable for Advisory Fees	99
Payable for Investments Purchased	26
Payable for Custodian Fees	16
Payable for Professional Fees	13
Payable for Fund Shares Redeemed	12
Payable for Administration Fees	6
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	4
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6*	1
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	1
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	1
Other Liabilities	3
Total Liabilities	189
Net Assets	$86,320
Net Assets Consist of:
Paid-in-Capital	$85,942
Total Distributable Earnings	378
Net Assets	$86,320

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Sustain Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$61,437
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,013,397
Net Asset Value, Offering and Redemption Price Per Share	$15.31
CLASS A:
Net Assets	$7,585
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	498,513
Net Asset Value, Redemption Price Per Share	$15.21
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.84
Maximum Offering Price Per Share	$16.05
CLASS L:
Net Assets	$1,275
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	85,558
Net Asset Value, Offering and Redemption Price Per Share	$14.90
CLASS C:
Net Assets	$4,463
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	307,096
Net Asset Value, Offering and Redemption Price Per Share	$14.53
CLASS R6:*
Net Assets	$11,561
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	755,156
Net Asset Value, Offering and Redemption Price Per Share	$15.31

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Global Sustain Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $31 of Foreign Taxes Withheld)	$733
Dividends from Security of Affiliated Issuer (Note G)	3
Total Investment Income	736
Expenses:
Advisory Fees (Note B)	335
Professional Fees	67
Shareholder Services Fees — Class A (Note D)	11
Distribution and Shareholder Services Fees — Class L (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	23
Administration Fees (Note C)	38
Sub Transfer Agency Fees — Class I	28
Sub Transfer Agency Fees — Class A	5
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	2
Registration Fees	27
Custodian Fees (Note F)	8
Shareholder Reporting Fees	8
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	1
Directors' Fees and Expenses	3
Pricing Fees	1
Other Expenses	7
Total Expenses	575
Waiver of Advisory Fees (Note B)	(87)
Reimbursement of Class Specific Expenses — Class I (Note B)	(13)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(1)
Net Expenses	473
Net Investment Income	263
Realized Loss:
Investments Sold	(23)
Foreign Currency Translation	(3)
Net Realized Loss	(26)
Change in Unrealized Appreciation (Depreciation):
Investments	(23,186)
Foreign Currency Translation	(5)
Net Change in Unrealized Appreciation (Depreciation)	(23,191)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(23,217)
Net Decrease in Net Assets Resulting from Operations	$(22,954)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Global Sustain Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$263	$345
Net Realized Gain (Loss)	(26)	1,731
Net Change in Unrealized Appreciation (Depreciation)	(23,191)	11,944
Net Increase (Decrease) in Net Assets Resulting from Operations	(22,954)	14,020
Dividends and Distributions to Shareholders:
Class I	—	(1,373)
Class A	—	(165)
Class L	—	(24)
Class C	—	(76)
Class R6*	—	(260)
Total Dividends and Distributions to Shareholders	—	(1,898)
Capital Share Transactions:(1)
Class I:
Subscribed	14,848	42,992
Distributions Reinvested	—	1,257
Redeemed	(17,149)	(6,199)
Class A:
Subscribed	995	6,053
Distributions Reinvested	—	165
Redeemed	(2,122)	(1,476)
Class L:
Exchanged	—	91
Distributions Reinvested	—	24
Redeemed	(57)	(108)
Class C:
Subscribed	452	2,279
Distributions Reinvested	—	76
Redeemed	(404)	(1,062)
Class R6:*
Subscribed	4	3,000
Distributions Reinvested	—	260
Redeemed	(— @)	(— @)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,433)	47,352
Total Increase (Decrease) in Net Assets	(26,387)	59,474
Net Assets:
Beginning of Period	112,707	53,233
End of Period	$86,320	$112,707

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Global Sustain Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	864	2,374
Shares Issued on Distributions Reinvested	—	67
Shares Redeemed	(1,002)	(344)
Net Increase (Decrease) in Class I Shares Outstanding	(138)	2,097
Class A:
Shares Subscribed	59	342
Shares Issued on Distributions Reinvested	—	9
Shares Redeemed	(123)	(81)
Net Increase (Decrease) in Class A Shares Outstanding	(64)	270
Class L:
Shares Exchanged	—	6
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(4)	(6)
Net Increase (Decrease) in Class L Shares Outstanding	(4)	1
Class C:
Shares Subscribed	30	133
Shares Issued on Distributions Reinvested	—	4
Shares Redeemed	(24)	(61)
Net Increase in Class C Shares Outstanding	6	76
Class R6:*
Shares Subscribed	— @@	179
Shares Issued on Distributions Reinvested	—	14
Shares Redeemed	(— @@)	(— @@)
Net Increase in Class R6 Shares Outstanding	—	193

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Sustain Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$19.30		$16.57		$14.66		$11.58		$12.47		$10.81
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.05		0.09		0.08		0.09		0.12		0.13
Net Realized and Unrealized Gain (Loss)	(4.04)		2.98		2.25		3.38		(0.04)		2.35
Total from Investment Operations	(3.99)		3.07		2.33		3.47		0.08		2.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.07)		(0.06)		(0.08)		(0.07)		(0.13)
Net Realized Gain	—		(0.27)		(0.36)		(0.31)		(0.90)		(0.69)
Total Distributions	—		(0.34)		(0.42)		(0.39)		(0.97)		(0.82)
Net Asset Value, End of Period	$15.31		$19.30		$16.57		$14.66		$11.58		$12.47
Total Return(2)	(20.67	)%(6)	18.62%		15.96%		30.03%		0.60%		22.86%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$61,437		$80,097		$34,042		$14,756		$5,891		$5,334
Ratio of Expenses Before Expense Limitation	1.12	%(7)	1.17%		1.45%		1.92%		2.86%		3.54%
Ratio of Expenses After Expense Limitation	0.90	%(3)(7)	0.90	%(3)	0.90	%(3)	0.90	%(3)	0.93	%(3)(4)	1.00	%(3)
Ratio of Net Investment Income	0.64	%(3)(7)	0.51	%(3)	0.52	%(3)	0.68	%(3)	0.97	%(3)	1.10	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	16	%(6)	11%		20%		14%		76%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to April 30, 2018, the maximum ratio was 1.00% for Class I shares.

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Sustain Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$19.21		$16.51		$14.62		$11.56		$12.44		$10.79
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.02		0.03		0.03		0.05		0.07		0.08
Net Realized and Unrealized Gain (Loss)	(4.02)		2.96		2.23		3.36		(0.03)		2.35
Total from Investment Operations	(4.00)		2.99		2.26		3.41		0.04		2.43
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		(0.01)		(0.04)		(0.02)		(0.09)
Net Realized Gain	—		(0.27)		(0.36)		(0.31)		(0.90)		(0.69)
Total Distributions	—		(0.29)		(0.37)		(0.35)		(0.92)		(0.78)
Net Asset Value, End of Period	$15.21		$19.21		$16.51		$14.62		$11.56		$12.44
Total Return(2)	(20.82	)%(6)	18.20%		15.53%		29.53%		0.26%		22.45%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$7,585		$10,812		$4,839		$2,949		$1,872		$2,243
Ratio of Expenses Before Expense Limitation	1.43	%(7)	1.46%		1.76%		2.25%		3.21%		3.90%
Ratio of Expenses After Expense Limitation	1.25	%(3)(7)	1.22	%(3)	1.24	%(3)	1.25	%(3)	1.28	%(3)(4)	1.35	%(3)
Ratio of Net Investment Income	0.28	%(3)(7)	0.18	%(3)	0.17	%(3)	0.35	%(3)	0.57	%(3)	0.66	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	16	%(6)	11%		20%		14%		76%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class A shares. Prior to April 30, 2018, the maximum ratio was 1.35% for Class A shares.

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Sustain Portfolio

	Class L
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$18.86		$16.28		$14.48		$11.47		$12.41		$10.76
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.02)		(0.05)		(0.05)		(0.01)		0.01		0.03
Net Realized and Unrealized Gain (Loss)	(3.94)		2.90		2.21		3.33		(0.04)		2.32
Total from Investment Operations	(3.96)		2.85		2.16		3.32		(0.03)		2.35
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)		(0.01)
Net Realized Gain	—		(0.27)		(0.36)		(0.31)		(0.90)		(0.69)
Total Distributions	—		(0.27)		(0.36)		(0.31)		(0.91)		(0.70)
Net Asset Value, End of Period	$14.90		$18.86		$16.28		$14.48		$11.47		$12.41
Total Return(2)	(21.00	)%(6)	17.58%		14.97%		28.87%		(0.25)%		21.80%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,275		$1,684		$1,441		$1,437		$1,365		$1,611
Ratio of Expenses Before Expense Limitation	1.96	%(7)	2.08%		2.32%		2.77%		3.73%		4.39%
Ratio of Expenses After Expense Limitation	1.75	%(3)(7)	1.75	%(3)	1.75	%(3)	1.75	%(3)	1.78	%(3)(4)	1.85	%(3)
Ratio of Net Investment Income (Loss)	(0.21	)%(3)(7)	(0.27	)%(3)	(0.33	)%(3)	(0.09	)%(3)	0.04	%(3)	0.24	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	16	%(6)	11%		20%		14%		76%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class L shares. Prior to April 30, 2018, the maximum ratio was 1.85% for Class L shares.

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Sustain Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019		2018		2017
Net Asset Value, Beginning of Period	$18.41		$15.94		$14.22		$11.30		$12.26		$10.67
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.03)		(0.09)		(0.08)		(0.05)		(0.03)		(0.01)
Net Realized and Unrealized Gain (Loss)	(3.85)		2.83		2.16		3.28		(0.02)		2.30
Total from Investment Operations	(3.88)		2.74		2.08		3.23		(0.05)		2.29
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)		(0.01)
Net Realized Gain	—		(0.27)		(0.36)		(0.31)		(0.90)		(0.69)
Total Distributions	—		(0.27)		(0.36)		(0.31)		(0.91)		(0.70)
Net Asset Value, End of Period	$14.53		$18.41		$15.94		$14.22		$11.30		$12.26
Total Return(2)	(21.12	)%(6)	17.33%		14.68%		28.63%		(0.50)%		21.46%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,463		$5,551		$3,594		$2,872		$1,846		$1,430
Ratio of Expenses Before Expense Limitation	2.16	%(7)	2.22%		2.51%		2.97%		4.00%		4.71%
Ratio of Expenses After Expense Limitation	1.97	%(3)(7)	1.97	%(3)	1.99	%(3)	1.98	%(3)	2.02	%(3)(4)	2.10	%(3)
Ratio of Net Investment Loss	(0.42	)%(3)(7)	(0.52	)%(3)	(0.56	)%(3)	(0.38	)%(3)	(0.24	)%(3)	(0.06	)%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	16	%(6)	11%		20%		14%		76%		39%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.00% for Class C shares. Prior to April 30, 2018, the maximum ratio was 2.10% for Class C shares.

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Global Sustain Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$19.29		$16.57		$14.66		$11.58		$12.47		$10.81
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.06		0.11		0.09		0.11		0.05		0.14
Net Realized and Unrealized Gain (Loss)	(4.04)		2.96		2.25		3.37		0.04		2.34
Total from Investment Operations	(3.98)		3.07		2.34		3.48		0.09		2.48
Distributions from and/or in Excess of:
Net Investment Income	—		(0.08)		(0.07)		(0.09)		(0.08)		(0.13)
Net Realized Gain	—		(0.27)		(0.36)		(0.31)		(0.90)		(0.69)
Total Distributions	—		(0.35)		(0.43)		(0.40)		(0.98)		(0.82)
Net Asset Value, End of Period	$15.31		$19.29		$16.57		$14.66		$11.58		$12.47
Total Return(3)	(20.63	)%(7)	18.60%		16.00%		30.08%		0.66%		22.91%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,561		$14,563		$9,317		$7,450		$4,847		$12
Ratio of Expenses Before Expense Limitation	1.05	%(8)	1.12%		1.41%		1.88%		3.12%		19.10%
Ratio of Expenses After Expense Limitation	0.85	%(4)(8)	0.85	%(4)	0.85	%(4)	0.85	%(4)	0.85	%(4)(5)	0.95	%(4)
Ratio of Net Investment Income	0.70	%(4)(8)	0.60	%(4)	0.58	%(4)	0.79	%(4)	0.41	%(4)	1.15	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	16	%(7)	11%		20%		14%		76%		39%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective April 30, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.85% for Class R6 shares. Prior to April 30, 2018, the maximum ratio was 0.95% for Class R6 shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Global Sustain Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Beverages	$945	$—	$—	$945
Capital Markets	3,229	1,770	—	4,999
Electronic Equipment, Instruments & Components	1,462	—	—	1,462
Health Care Equipment & Supplies	12,094	—	—	12,094

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Household Products	$2,109	$4,465	$—	$6,574
Information Technology Services	13,735	—	—	13,735
Insurance	—	3,101	—	3,101
Interactive Media & Services	2,465	—	—	2,465
Life Sciences Tools & Services	9,612	—	—	9,612
Machinery	2,695	1,029	—	3,724
Personal Products	1,023	1,269	—	2,292
Pharmaceuticals	879	—	—	879
Professional Services	1,371	1,724	—	3,095
Semiconductors & Semiconductor Equipment	3,336	—	—	3,336
Software	10,455	3,938	—	14,393
Textiles, Apparel & Luxury Goods	1,174	—	—	1,174
Total Common Stocks	66,584	17,296	—	83,880
Short-Term Investments
Investment Company	1,945	—	—	1,945
Total Assets	$68,529	$17,296	$—	$85,825

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

or losses pursuant to these contracts and expects the risk of loss to be remote.

5.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

6.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.70%	0.65%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.52% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares and 0.85% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $87,000 of advisory fees were waived and approximately $14,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $15,598,000 and $18,887,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the

Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $1,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$4,494	$15,269	$17,818	$3
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$1,945

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$351	$1,547	$161	$1,129

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2	$356

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 47.6%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the three-, and five-year periods but better than its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share
24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

27

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGQSAN
4873203 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Growth Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	7
Consolidated Statement of Operations	9
Consolidated Statements of Changes in Net Assets	10
Consolidated Financial Highlights	12
Notes to Consolidated Financial Statements	18
Investment Advisory Agreement Approval	31
Liquidity Risk Management Program	33
U.S. Customer Privacy Notice	34
Director and Officer Information	37

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Growth Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Expense Example

Growth Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Growth Portfolio Class I	$1,000.00	$430.90	$1,021.62	$2.27	$3.21	0.64%
Growth Portfolio Class A	1,000.00	430.30	1,020.33	3.19	4.51	0.90
Growth Portfolio Class L	1,000.00	429.30	1,018.10	4.78	6.76	1.35
Growth Portfolio Class C	1,000.00	428.80	1,016.81	5.70	8.05	1.61
Growth Portfolio Class R6(1)	1,000.00	431.20	1,022.36	1.74	2.46	0.49
Growth Portfolio Class IR	1,000.00	431.20	1,022.36	1.74	2.46	0.49

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments

Growth Portfolio

	Shares	Value (000)
Common Stocks (96.0%)
Automobiles (0.4%)
Rivian Automotive, Inc., Class A (a)	980,153	$25,229
Biotechnology (0.7%)
Alnylam Pharmaceuticals, Inc. (a)	143,524	20,933
Moderna, Inc. (a)	143,257	20,464
		41,397
Capital Markets (0.7%)
Coinbase Global, Inc., Class A (a)(b)	869,570	40,887
Chemicals (0.4%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	9,990,129	23,777
Commercial Services & Supplies (0.2%)
Aurora Innovation, Inc. (a)	6,082,706	11,618
Consumer Finance (0.3%)
Upstart Holdings, Inc. (a)(b)	523,741	16,561
Electronic Equipment, Instruments & Components (0.0%) (c)
Magic Leap, Class A (a)(d)(e) (acquisition cost — $18,812; acquired 12/22/15)	38,705	—
Entertainment (5.9%)
ROBLOX Corp., Class A (a)	8,497,955	279,243
Sea Ltd. ADR (Singapore) (a)	1,246,564	83,345
		362,588
Health Care Equipment & Supplies (0.6%)
Dexcom, Inc. (a)	459,452	34,243
Health Care Providers & Services (3.9%)
Agilon health, Inc. (a)	8,468,428	184,866
Guardant Health, Inc. (a)	1,314,244	53,016
		237,882
Health Care Technology (4.5%)
Doximity, Inc., Class A (a)	2,837,720	98,810
GoodRx Holdings, Inc., Class A (a)	3,175,051	18,796
Veeva Systems, Inc., Class A (a)	800,384	158,508
		276,114
Hotels, Restaurants & Leisure (1.3%)
Airbnb, Inc., Class A (a)	869,656	77,469
Information Technology Services (24.7%)
Adyen NV (Netherlands) (a)	114,377	165,061
Affirm Holdings, Inc. (a)	1,585,426	28,633
Block, Inc., Class A (a)	2,791,171	171,545
Cloudflare, Inc., Class A (a)	7,153,217	312,953
MongoDB, Inc. (a)	440,232	114,240
Shopify, Inc., Class A (Canada) (a)	9,076,880	283,562
Snowflake, Inc., Class A (a)	3,090,691	429,792
		1,505,786
Interactive Media & Services (1.5%)
ZoomInfo Technologies, Inc., Class A (a)	2,694,881	89,578
	Shares	Value (000)
Internet & Direct Marketing Retail (12.2%)
Chewy, Inc., Class A (a)	3,878,682	$134,668
Coupang, Inc. (a)	9,214,681	117,487
DoorDash, Inc., Class A (a)	4,790,179	307,386
MercadoLibre, Inc. (a)	181,879	115,833
Wayfair, Inc., Class A (a)	1,575,570	68,632
		744,006
Leisure Products (0.3%)
Peloton Interactive, Inc., Class A (a)	2,136,476	19,613
Life Sciences Tools & Services (2.3%)
10X Genomics, Inc., Class A (a)	2,032,798	91,984
Illumina, Inc. (a)	281,511	51,899
		143,883
Pharmaceuticals (6.7%)
Royalty Pharma PLC, Class A	9,787,734	411,476
Road & Rail (6.0%)
Grab Holdings Ltd., Class A (Singapore) (a)	30,175,710	76,344
Uber Technologies, Inc. (a)	14,303,746	292,655
		368,999
Semiconductors & Semiconductor Equipment (3.3%)
ASML Holding NV (Netherlands)	427,546	203,461
Software (19.8%)
Bill.Com Holdings, Inc. (a)	1,778,968	195,580
Datadog, Inc., Class A (a)	3,462,658	329,783
Trade Desk, Inc. (The), Class A (a)	7,330,121	307,059
Unity Software, Inc. (a)	3,933,964	144,849
Zoom Video Communications, Inc., Class A (a)	2,134,892	230,504
		1,207,775
Specialty Retail (0.3%)
Carvana Co. (a)	761,179	17,187
Total Common Stocks (Cost $8,968,872)		5,859,529
Preferred Stock (1.7%)
Software (1.7%)
Databricks, Inc. (a)(d)(e) (acquisition cost — $136,746; acquired 8/31/21) (Cost $136,746)	620,296	107,994
Investment Company (0.8%)
Grayscale Bitcoin Trust (a) (Cost $174,869)	4,030,825	48,612
Short-Term Investments (2.9%)
Securities held as Collateral on Loaned Securities (1.1%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	54,409,221	54,409

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

	Face Amount (000)	Value (000)
Repurchase Agreements (0.2%)
HSBC Securities USA, Inc., (1.50%, dated 6/30/22, due 7/1/22; proceeds $4,251; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 2/15/23 - 5/15/32; valued at $4,336)	$4,251	$4,251
Merrill Lynch & Co., Inc., (1.46%, dated 6/30/22, due 7/1/22; proceeds $8,230; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $8,395)	8,230	8,230
		12,481
Total Securities held as Collateral on Loaned Securities (Cost $66,890)		66,890
	Shares	Value (000)
Investment Company (1.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $110,087)	110,086,819	$110,087
Total Short-Term Investments (Cost $176,977)		176,977
Total Investments Excluding Purchased Options (101.4%) (Cost $9,457,464)		6,193,112
Total Purchased Options Outstanding (0.1%) (Cost $58,690)		4,248
Total Investments (101.5%) (Cost $9,516,154) Including $66,522 of Securities Loaned (f)(g)(h)		6,197,360
Liabilities in Excess of Other Assets (–1.5%)		(94,022)
Net Assets (100.0%)		$6,103,338

The Fund had the following Derivative Contract — PIPE open at June 30, 2022:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Social Capital Suvretta Holdings Corp.III	ProKidney, LP (a)(d)(e)(i)(j)	$38,659,530	12/30/22	$(5,579)	(0.09)%

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2022.

(c)  Amount is less than 0.05%.

(d)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2022 amounts to approximately $102,415,000 and represents 1.7% of net assets.

(e)  At June 30, 2022, the Fund held fair valued securities valued at approximately $102,415,000, representing 1.7% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(f)  The approximate fair value and percentage of net assets, $165,061,000 and 2.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

(g)  Securities are available for collateral in connection with a derivative contract - PIPE and purchased options.

(h)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $585,991,000 and the aggregate gross unrealized depreciation is approximately $3,910,364,000, resulting in net unrealized depreciation of approximately $3,324,373,000.

(i)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to Purchase 3,865,953 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between ProKidney, LP, and Social Capital Suvretta Holdings Corp. III a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Social Capital Suvretta Holdings Corp. III and ProKidney, LP, is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Social Capital Suvretta Holdings Corp. III and ProKidney, LP. The investment is restricted from resale until the settlement date.

(j)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR  American Depositary Receipt.

PIPE  Private Investment in Public Equity.

SPAC  Special Purpose Acquisition Company.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Growth Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	4,217,855,933	4,217,856	$4,167	$20,248	$(16,081)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	4,097,984,739	4,097,985	33	19,092	(19,059)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	1,916,631,520	1,916,632	42	13,018	(12,976)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	1,193,724,935	1,193,725	6	6,332	(6,326)
							$4,248	$58,690	$(54,442)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Information Technology Services	24.6%
Other**	23.2
Software	21.5
Internet & Direct Marketing Retail	12.1
Pharmaceuticals	6.7
Road & Rail	6.0
Entertainment	5.9
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include an open PIPE contract with unrealized depreciation of approximately $5,579,000

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Growth Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $9,351,658)	$6,032,864
Investment in Security of Affiliated Issuer, at Value (Cost $164,496)	164,496
Total Investments in Securities, at Value (Cost $9,516,154)	6,197,360
Foreign Currency, at Value (Cost —@)	—	@
Cash from Securities Lending	3,623
Receivable for Fund Shares Sold	10,179
Due from Broker	1,710
Receivable from Securities Lending Income	509
Receivable from Affiliate	98
Dividends Receivable	85
Other Assets	1,027
Total Assets	6,214,591
Liabilities:
Collateral on Securities Loaned, at Value	70,514
Payable for Fund Shares Redeemed	16,714
Payable for Advisory Fees	7,580
Due to Broker	6,565
Unrealized Depreciation on Derivative Contract — PIPE	5,579
Payable for Sub Transfer Agency Fees — Class I	1,212
Payable for Sub Transfer Agency Fees — Class A	1,313
Payable for Sub Transfer Agency Fees — Class L	28
Payable for Sub Transfer Agency Fees — Class C	100
Payable for Shareholder Services Fees — Class A	434
Payable for Distribution and Shareholder Services Fees — Class L	39
Payable for Distribution and Shareholder Services Fees — Class C	167
Payable for Administration Fees	423
Payable for Custodian Fees	99
Payable for Transfer Agency Fees — Class I	22
Payable for Transfer Agency Fees — Class A	49
Payable for Transfer Agency Fees — Class L	4
Payable for Transfer Agency Fees — Class C	4
Payable for Transfer Agency Fees — Class R6*	3
Payable for Transfer Agency Fees — Class IR	1
Payable for Directors' Fees and Expenses	38
Payable for Professional Fees	29
Other Liabilities	336
Total Liabilities	111,253
Net Assets	$6,103,338
Net Assets Consist of:
Paid-in-Capital	$9,621,360
Total Accumulated Loss	(3,518,022)
Net Assets	$6,103,338

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Growth Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$2,209,262
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	69,012,377
Net Asset Value, Offering and Redemption Price Per Share	$32.01
CLASS A:
Net Assets	$1,908,629
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	65,337,238
Net Asset Value, Redemption Price Per Share	$29.21
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.62
Maximum Offering Price Per Share	$30.83
CLASS L:
Net Assets	$59,697
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,277,275
Net Asset Value, Offering and Redemption Price Per Share	$26.21
CLASS C:
Net Assets	$190,917
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,483,916
Net Asset Value, Offering and Redemption Price Per Share	$25.51
CLASS R6:*
Net Assets	$1,652,529
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	50,872,271
Net Asset Value, Offering and Redemption Price Per Share	$32.48
CLASS IR:
Net Assets	$82,304
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,533,935
Net Asset Value, Offering and Redemption Price Per Share	$32.48
(1) Including: Securities on Loan, at Value:	$66,522

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Growth Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $259 of Foreign Taxes Withheld)	$5,443
Income from Securities Loaned — Net	1,882
Dividends from Security of Affiliated Issuer (Note G)	208
Total Investment Income	7,533
Expenses:
Advisory Fees (Note B)	18,687
Shareholder Services Fees — Class A (Note D)	4,013
Distribution and Shareholder Services Fees — Class L (Note D)	354
Distribution and Shareholder Services Fees — Class C (Note D)	1,578
Sub Transfer Agency Fees — Class I	2,719
Sub Transfer Agency Fees — Class A	2,486
Sub Transfer Agency Fees — Class L	44
Sub Transfer Agency Fees — Class C	192
Administration Fees (Note C)	3,931
Registration Fees	430
Shareholder Reporting Fees	382
Transfer Agency Fees — Class I (Note E)	54
Transfer Agency Fees — Class A (Note E)	112
Transfer Agency Fees — Class L (Note E)	8
Transfer Agency Fees — Class C (Note E)	6
Transfer Agency Fees — Class R6* (Note E)	7
Transfer Agency Fees — Class IR (Note E)	1
Custodian Fees (Note F)	180
Directors' Fees and Expenses	86
Professional Fees	76
Pricing Fees	2
Other Expenses	148
Total Expenses	35,496
Rebate from Morgan Stanley Affiliate (Note G)	(95)
Net Expenses	35,401
Net Investment Loss	(27,868)
Realized Gain (Loss):
Investments Sold	(863,182)
Foreign Currency Translation	1
Net Realized Loss	(863,181)
Change in Unrealized Appreciation (Depreciation):
Investments	(7,888,304)
Foreign Currency Translation	(— @)
Derivative Contracts — PIPE	(5,579)
Net Change in Unrealized Appreciation (Depreciation)	(7,893,883)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(8,757,064)
Net Decrease in Net Assets Resulting from Operations	$(8,784,932)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Growth Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(27,868)	$(112,218)
Net Realized Gain (Loss)	(863,181)	3,557,611
Net Change in Unrealized Appreciation (Depreciation)	(7,893,883)	(3,430,342)
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,784,932)	15,051
Dividends and Distributions to Shareholders:
Class I	—	(1,288,168)
Class A	—	(1,170,586)
Class L	—	(35,712)
Class C	—	(128,990)
Class R6*	—	(702,313)
Class IR	—	(61,993)
Total Dividends and Distributions to Shareholders	—	(3,387,762)
Capital Share Transactions:(1)
Class I:
Subscribed	1,055,642	2,891,895
Distributions Reinvested	—	1,085,803
Redeemed	(1,811,544)	(3,287,298)
Class A:
Subscribed	181,390	1,691,828
Distributions Reinvested	—	1,133,414
Redeemed	(718,271)	(1,799,343)
Class L:
Exchanged	13	315
Distributions Reinvested	—	35,154
Redeemed	(7,943)	(22,201)
Class C:
Subscribed	28,352	158,102
Distributions Reinvested	—	115,585
Redeemed	(78,161)	(127,437)
Class R6:*
Subscribed	488,613	510,697
Distributions Reinvested	—	681,196
Redeemed	(313,910)	(664,133)
Class IR:
Subscribed	43,687	65,967
Distributions Reinvested	—	61,945
Redeemed	(104,161)	(137,888)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,236,293)	2,393,601
Total Decrease in Net Assets	(10,021,225)	(979,110)
Net Assets:
Beginning of Period	16,124,563	17,103,673
End of Period	$6,103,338	$16,124,563

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Growth Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	22,556	30,517
Shares Issued on Distributions Reinvested	—	14,262
Shares Redeemed	(37,471)	(35,372)
Net Increase (Decrease) in Class I Shares Outstanding	(14,915)	9,407
Class A:
Shares Subscribed	4,094	18,774
Shares Issued on Distributions Reinvested	—	16,292
Shares Redeemed	(16,956)	(20,936)
Net Increase (Decrease) in Class A Shares Outstanding	(12,862)	14,130
Class L:
Shares Exchanged	— @	5
Shares Issued on Distributions Reinvested	—	562
Shares Redeemed	(207)	(280)
Net Increase (Decrease) in Class L Shares Outstanding	(207)	287
Class C:
Shares Subscribed	697	1,988
Shares Issued on Distributions Reinvested	—	1,895
Shares Redeemed	(2,034)	(1,698)
Net Increase (Decrease) in Class C Shares Outstanding	(1,337)	2,185
Class R6:*
Shares Subscribed	9,715	5,170
Shares Issued on Distributions Reinvested	—	8,826
Shares Redeemed	(6,449)	(6,897)
Net Increase in Class R6 Shares Outstanding	3,266	7,099
Class IR:
Shares Subscribed	853	674
Shares Issued on Distributions Reinvested	—	803
Shares Redeemed	(2,562)	(1,454)
Net Increase (Decrease) in Class IR Shares Outstanding	(1,709)	23

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Growth Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$74.29		$91.47		$46.33		$41.75		$41.65		$35.19
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.12)		(0.50)		(0.38)		(0.19)		(0.08)		(0.11)
Net Realized and Unrealized Gain (Loss)	(42.16)		1.32		54.08		9.73		3.50		15.39
Total from Investment Operations	(42.28)		0.82		53.70		9.54		3.42		15.28
Distributions from and/or in Excess of:
Net Realized Gain	—		(18.00)		(8.56)		(4.96)		(3.32)		(8.82)
Net Asset Value, End of Period	$32.01		$74.29		$91.47		$46.33		$41.75		$41.65
Total Return(3)	(56.91	)%(6)	0.43%		115.57%		23.16%		7.66%		43.83%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$2,209,262		$6,234,787		$6,816,690		$2,440,640		$1,785,893		$991,362
Ratio of Expenses Before Expense Limitation	0.64	%(7)	0.56%		N/A		0.59%		N/A		N/A
Ratio of Expenses After Expense Limitation	0.64	%(4)(7)	0.56	%(4)	0.54	%(4)	0.58	%(4)	0.58	%(4)	0.61	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.58	%(4)	N/A		0.61	%(4)
Ratio of Net Investment Loss	(0.49	)%(4)(7)	(0.51	)%(4)	(0.53	)%(4)	(0.38	)%(4)	(0.17	)%(4)	(0.25	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	25	%(6)	59%		60%		87%		41%		55%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Growth Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$67.88		$85.31		$43.57		$39.61		$39.77		$33.97
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.16)		(0.70)		(0.51)		(0.30)		(0.19)		(0.22)
Net Realized and Unrealized Gain (Loss)	(38.51)		1.27		50.81		9.22		3.35		14.84
Total from Investment Operations	(38.67)		0.57		50.30		8.92		3.16		14.62
Distributions from and/or in Excess of:
Net Realized Gain	—		(18.00)		(8.56)		(4.96)		(3.32)		(8.82)
Net Asset Value, End of Period	$29.21		$67.88		$85.31		$43.57		$39.61		$39.77
Total Return(3)	(56.97	)%(6)	0.16%		115.09%		22.81%		7.39%		43.45%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,908,629		$5,307,929		$5,465,808		$2,399,450		$2,043,706		$1,827,833
Ratio of Expenses Before Expense Limitation	0.90	%(7)	0.82%		N/A		0.84%		N/A		N/A
Ratio of Expenses After Expense Limitation	0.90	%(4)(7)	0.82	%(4)	0.79	%(4)	0.83	%(4)	0.84	%(4)	0.88	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.83	%(4)	N/A		0.88	%(4)
Ratio of Net Investment Loss	(0.74	)%(4)(7)	(0.77	)%(4)	(0.77	)%(4)	(0.64	)%(4)	(0.43	)%(4)	(0.52	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	25	%(6)	59%		60%		87%		41%		55%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Growth Portfolio

	Class L
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$61.05		$78.85		$40.77		$37.51		$37.99		$32.90
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.24)		(1.03)		(0.76)		(0.50)		(0.39)		(0.43)
Net Realized and Unrealized Gain (Loss)	(34.60)		1.23		47.40		8.72		3.23		14.34
Total from Investment Operations	(34.84)		0.20		46.64		8.22		2.84		13.91
Distributions from and/or in Excess of:
Net Realized Gain	—		(18.00)		(8.56)		(4.96)		(3.32)		(8.82)
Net Asset Value, End of Period	$26.21		$61.05		$78.85		$40.77		$37.51		$37.99
Total Return(3)	(57.07	)%(6)	(0.30)%		114.01%		22.22%		6.89%		42.69%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$59,697		$151,668		$173,317		$93,053		$83,818		$90,177
Ratio of Expenses Before Expense Limitation	1.35	%(7)	1.28%		N/A		1.33%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.35	%(4)(7)	1.28	%(4)	1.29	%(4)	1.32	%(4)	1.31	%(4)	1.42	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.32	%(4)	N/A		1.42	%(4)
Ratio of Net Investment Loss	(1.19	)%(4)(7)	(1.24	)%(4)	(1.27	)%(4)	(1.12	)%(4)	(0.90	)%(4)	(1.05	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	25	%(6)	59%		60%		87%		41%		55%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Growth Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$59.49		$77.49		$40.23		$37.17		$37.76		$32.81
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.28)		(1.23)		(0.93)		(0.61)		(0.51)		(0.51)
Net Realized and Unrealized Gain (Loss)	(33.70)		1.23		46.75		8.63		3.24		14.28
Total from Investment Operations	(33.98)		0.00	(3)	45.82		8.02		2.73		13.77
Distributions from and/or in Excess of:
Net Realized Gain	—		(18.00)		(8.56)		(4.96)		(3.32)		(8.82)
Net Asset Value, End of Period	$25.51		$59.49		$77.49		$40.23		$37.17		$37.76
Total Return(4)	(57.12	)%(7)	(0.55)%		113.48%		21.91%		6.61%		42.37%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$190,917		$524,748		$514,190		$166,303		$92,431		$37,524
Ratio of Expenses Before Expense Limitation	1.61	%(8)	1.55%		N/A		1.59%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.61	%(5)(8)	1.55	%(5)	1.53	%(5)	1.58	%(5)	1.57	%(5)	1.63	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.58	%(5)	N/A		1.63	%(5)
Ratio of Net Investment Loss	(1.46	)%(5)(8)	(1.50	)%(5)	(1.51	)%(5)	(1.38	)%(5)	(1.17	)%(5)	(1.26	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	25	%(7)	59%		60%		87%		41%		55%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Growth Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(2)		2019(2)		2018(2)		2017(2)
Net Asset Value, Beginning of Period	$75.32		$92.42		$46.73		$42.04		$41.89		$35.32
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.08)		(0.41)		(0.32)		(0.15)		(0.04)		(0.07)
Net Realized and Unrealized Gain (Loss)	(42.76)		1.31		54.57		9.80		3.51		15.46
Total from Investment Operations	(42.84)		0.90		54.25		9.65		3.47		15.39
Distributions from and/or in Excess of:
Net Realized Gain	—		(18.00)		(8.56)		(4.96)		(3.32)		(8.82)
Net Asset Value, End of Period	$32.48		$75.32		$92.42		$46.73		$42.04		$41.89
Total Return(4)	(56.88	)%(7)	0.51%		115.76%		23.26%		7.74%		43.98%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,652,529		$3,585,865		$3,743,697		$1,560,148		$1,202,659		$1,131,543
Ratio of Expenses Before Expense Limitation	0.49	%(8)	0.46%		N/A		0.50%		N/A		N/A
Ratio of Expenses After Expense Limitation	0.49	%(5)(8)	0.46	%(5)	0.47	%(5)	0.49	%(5)	0.50	%(5)	0.53	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.49	%(5)	N/A		0.53	%(5)
Ratio of Net Investment Loss	(0.33	)%(5)(8)	(0.41	)%(5)	(0.45	)%(5)	(0.29	)%(5)	(0.09	)%(5)	(0.16	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	25	%(7)	59%		60%		87%		41%		55%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Growth Portfolio

	Class IR
	Six Months Ended June 30, 2022		Year Ended December 31,						Period from June 15, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		December 31, 2018(1)
Net Asset Value, Beginning of Period	$75.32		$92.41		$46.73		$42.04		$52.16
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.08)		(0.41)		(0.31)		(0.15)		(0.04)
Net Realized and Unrealized Gain (Loss)	(42.76)		1.32		54.55		9.80		(6.76)
Total from Investment Operations	(42.84)		0.91		54.24		9.65		(6.80)
Distributions from and/or in Excess of:
Net Realized Gain	—		(18.00)		(8.56)		(4.96)		(3.32)
Net Asset Value, End of Period	$32.48		$75.32		$92.41		$46.73		$42.04
Total Return(4)	(56.88	)%(6)	0.52%		115.74%		23.26%		(13.48	)%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$82,304		$319,566		$389,971		$269,241		$149,578
Ratio of Expenses Before Expense Limitation	0.49	%(8)	0.46%		N/A		0.50%		N/A
Ratio of Expenses After Expense Limitation	0.49	%(5)(8)	0.46	%(5)	0.47	%(5)	0.49	%(5)	0.49	%(5)(8)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.49	%(5)	N/A
Ratio of Net Investment Loss	(0.32	)%(5)(8)	(0.41	)%(5)	(0.45	)%(5)	(0.30	)%(5)	(0.14	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(8)	0.00	%(7)	0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	25	%(6)	59%		60%		87%		41%

(1)  Not consolidated.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Not annualized.

(7)  Amount is less than 0.005%.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Growth Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi- Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Growth Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2022, the Subsidiary represented approximately $54,689,000 or approximately 0.90% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

(unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$25,229	$—	$—	$25,229
Biotechnology	41,397	—	—	41,397
Capital Markets	40,887	—	—	40,887
Chemicals	23,777	—	—	23,777
Commercial Services & Supplies	11,618	—	—	11,618
Consumer Finance	16,561	—	—	16,561
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)		Total (000)
Common Stocks (Cont'd)
Electronic Equipment, Instruments & Components	$—	$—	$—	†	$—	†
Entertainment	362,588	—	—		362,588
Health Care Equipment & Supplies	34,243	—	—		34,243
Health Care Providers & Services	237,882	—	—		237,882
Health Care Technology	276,114	—	—		276,114
Hotels, Restaurants & Leisure	77,469	—	—		77,469
Information Technology Services	1,340,725	165,061	—		1,505,786
Interactive Media & Services	89,578	—	—		89,578
Internet & Direct Marketing Retail	744,006	—	—		744,006
Leisure Products	19,613	—	—		19,613
Life Sciences Tools & Services	143,883	—	—		143,883
Pharmaceuticals	411,476	—	—		411,476
Road & Rail	368,999	—	—		368,999
Semiconductors & Semiconductor Equipment	203,461	—	—		203,461
Software	1,207,775	—	—		1,207,775
Specialty Retail	17,187	—	—		17,187
Total Common Stocks	5,694,468	165,061	—	†	5,859,529	†
Preferred Stock
Software	—	—	107,994		107,994
Investment Company	48,612	—	—		48,612
Call Options Purchased	—	4,248	—		4,248
Short-Term Investments
Investment Company	164,496	—	—		164,496
Repurchase Agreements	—	12,481	—		12,481
Total Short-Term Investments	164,496	12,481	—		176,977
Total Assets	5,907,576	181,790	107,994	†	6,197,360	†
Liabilities:
Derivative Contract — PIPE	—	—	(5,579)		(5,579)
Total	$5,907,576	$181,790	$102,415	†	$6,191,781	†

†  Includes a security valued at zero.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Common Stock (000)		Preferred Stock (000)		Derivative Contract — PIPE (000)
Beginning Balance	$—		$139,951	†	$—
Purchases	—		—		—
Sales	—		—		—
PIPE transaction	—		—		(5,579)
Amortization of discount	—		—		—
Transfers in	—	†	—		—
Transfers out	—		(—	)†	—
Corporate actions	—		—		—
Change in unrealized appreciation (depreciation)	—		(31,957)		—
Realized gains (losses)	—		—		—
Ending Balance	$—	†	$107,994		$(5,579)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$—		$(31,957)		$(5,579)

†  Includes a security valued at zero.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2022:

	Fair Value at June 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$107,994	Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	13.5% 3.5%	Decrease Increase
		Market Comparable Companies	Enterprise Value/ Revenue	25.0x	Increase
			Discount for Lack of Marketability	14.0%	Decrease
PIPE	$(5,579)	Market Implied	Discount for Lack of Marketability and Transaction Risk	14.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs,

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in

Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2022, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$4,248 (a)
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Depreciation on Derivative Contract — PIPE	Equity Risk	$(5,579)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(33,678	)(b)

(b) Amounts are included in Realized Gain (Loss) on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$16,013	(c)
Equity Risk	Derivative Contract — PIPE	(5,579)
	Total	$10,434

(c) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets (000)		Liabilities (000)
Purchased Options	$4,248	(a)(d)	$—
Derivative Contract — PIPE	—		(5,579	)(e)
Total	$4,248		$(5,579)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

(e) Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(f) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$4,167	$—	$(4,167)	$0
JP Morgan Chase Bank NA	81	—	(81)	0
Total	$4,248	$—	$(4,248)	$0

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(f) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	12,525,389,000
Derivative Contract — PIPE:
Average monthly notional amount	$38,660,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$66,522	(g)	$—	$(66,522	)(h)(i)	$0

(g) Represents market value of loaned securities at period end.

(h) The Fund received cash collateral of approximately $70,514,000, of which approximately $66,890,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $3,624,000, which is not reflected in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $1,782,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(i) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$70,514	$—	$—	$—	$70,514
Total Borrowings	$70,514	$—	$—	$—	$70,514
Gross amount of recognized liabilities for securities lending transactions					$70,514
25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period.

Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $1 billion	Next $1 billion	Over $3 billion
0.50%	0.45%	0.40%	0.35%

For the six months ended June 30, 2022, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.38% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.65% for Class L shares, 1.90% for Class C shares, 0.73% for Class R6 shares and 0.73% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. This arrangement had no effect for the six months ended June 30, 2022.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,536,359,000 and $3,568,158,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $95,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$345,484	$1,742,836	$1,923,824	$208
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$164,496

During the six months ended June 30, 2022, the Fund incurred approximately $15,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Company has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Company who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Directors voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2022, included in "Directors' fees and expenses" in the Consolidated Statement of Operations amounted to approximately $1,000. At June 30, 2022, the Fund had an accrued pension liability of approximately $38,000, which is reflected as "Payable for Directors' fees and Expenses" in the Consolidated Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$709,582	$2,678,180	$345,276	$1,154,186

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to equalization debits, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$(368,471)	$368,471

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$724,751

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 31.0%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders,

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the three- and five-year periods but below its peer group average for the one-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

34

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

35

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

36

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

37

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGRWSAN
4873715 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Inception Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	8
Consolidated Statement of Operations	10
Consolidated Statements of Changes in Net Assets	11
Consolidated Financial Highlights	13
Notes to Consolidated Financial Statements	18
Investment Advisory Agreement Approval	31
Liquidity Risk Management Program	33
U.S. Customer Privacy Notice	34
Director and Officer Information	37

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Inception Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Expense Example

Inception Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Inception Portfolio Class I	$1,000.00	$470.10	$1,019.84	$3.65	$5.01	1.00%
Inception Portfolio Class A	1,000.00	469.70	1,018.10	4.92	6.76	1.35
Inception Portfolio Class L	1,000.00	468.20	1,015.62	6.73	9.25	1.85
Inception Portfolio Class C	1,000.00	467.90	1,014.38	7.64	10.49	2.10
Inception Portfolio Class R6(1)	1,000.00	470.20	1,020.18	3.39	4.66	0.93

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments

Inception Portfolio

	Shares	Value (000)
Common Stocks (94.9%)
Airlines (0.5%)
Joby Aviation, Inc. (a)(b)	485,873	$2,386
Biotechnology (3.1%)
4D Molecular Therapeutics, Inc. (a)	85,554	597
Beam Therapeutics, Inc. (a)	56,625	2,192
C4 Therapeutics, Inc. (a)	101,739	767
Century Therapeutics, Inc. (a)(b)	171,321	1,439
Fate Therapeutics, Inc. (a)	96,883	2,401
Graphite Bio, Inc. (a)	262,111	721
Intellia Therapeutics, Inc. (a)	87,007	4,504
Relay Therapeutics, Inc. (a)	90,402	1,514
Senti Biosciences, Inc. (a)	347,156	682
Senti Biosciences, Inc. (a)(c)	70,441	128
Senti Biosciences, Inc. Founder Shares (a)(c)	144,566	243
		15,188
Chemicals (0.6%)
Ginkgo Bioworks Holdings, Inc. (a)(b)	809,632	1,927
Zymergen, Inc. (a)	888,456	1,093
		3,020
Commercial Services & Supplies (0.2%)
Aurora Innovation, Inc. (a)	510,489	975
Communications Equipment (1.5%)
Calix, Inc. (a)	221,711	7,569
Consumer Finance (1.1%)
Upstart Holdings, Inc. (a)(b)	164,585	5,204
Diversified Consumer Services (2.2%)
Duolingo, Inc. (a)(b)	123,506	10,813
Diversified Holding Companies (3.9%)
Big Sky Growth Partners, Inc. (Units) SPAC (a)(d)	690,073	6,756
Meli Kaszek Pioneer Corp., SPAC (a)	483,316	4,785
Ribbit LEAP Ltd. (Units) SPAC (a)(d)	369,035	3,676
TCV Acquisition Corp., Class A SPAC (a)	389,788	3,800
		19,017
Diversified Telecommunication Services (4.5%)
Anterix, Inc. (a)	537,891	22,091
Electrical Equipment (0.3%)
Heliogen, Inc. (a)(b)	781,837	1,650
Health Care Equipment & Supplies (2.5%)
Angle PLC (United Kingdom) (a)	1,868,938	2,207
Figs, Inc., Class A (a)	960,212	8,748
Outset Medical, Inc. (a)	100,564	1,494
		12,449
Health Care Providers & Services (11.6%)
23andMe Holding Co., Class A (a)(b)	882,641	2,189
Agilon health, Inc. (a)	1,614,634	35,248
Alignment Healthcare, Inc. (a)	245,092	2,797
Guardant Health, Inc. (a)	92,351	3,725
Oak Street Health, Inc. (a)	147,047	2,417
	Shares	Value (000)
Privia Health Group, Inc. (a)	290,117	$8,448
Signify Health, Inc., Class A (a)	157,469	2,173
		56,997
Health Care Technology (7.8%)
Doximity, Inc., Class A (a)	717,905	24,998
GoodRx Holdings, Inc., Class A (a)	1,057,833	6,262
Inspire Medical Systems, Inc. (a)	13,596	2,484
Schrodinger, Inc. (a)	114,092	3,013
Teladoc Health, Inc. (a)	45,924	1,525
		38,282
Hotels, Restaurants & Leisure (1.2%)
Membership Collective Group, Inc., Class A (a)(b)	931,642	6,037
Household Durables (1.7%)
Cricut, Inc., Class A (a)(b)	347,194	2,132
Victoria PLC (United Kingdom) (a)	1,138,976	6,257
		8,389
Information Technology Services (8.1%)
Affirm Holdings, Inc. (a)	883,137	15,950
Dlocal Ltd. (a)	422,026	11,078
Fastly, Inc., Class A (a)	437,820	5,083
Marqeta, Inc., Class A (a)	932,934	7,566
		39,677
Insurance (0.5%)
Trupanion, Inc. (a)	44,523	2,683
Internet & Direct Marketing Retail (5.5%)
BARK, Inc. (a)	1,463,960	1,874
Farfetch Ltd., Class A (a)	1,195,284	8,558
Global-e Online Ltd. (Israel) (a)	832,420	16,790
		27,222
Leisure Products (0.8%)
Peloton Interactive, Inc., Class A (a)	399,334	3,666
Life Sciences Tools & Services (5.5%)
10X Genomics, Inc., Class A (a)	364,755	16,505
MaxCyte, Inc. (a)	545,679	2,581
NanoString Technologies, Inc. (a)	114,950	1,460
Seer, Inc. (a)	278,350	2,491
SomaLogic, Inc. (a)	449,020	2,030
Standard BioTools Inc. (a)	1,214,333	1,943
		27,010
Media (0.5%)
Cardlytics, Inc. (a)	99,790	2,226
Metals & Mining (1.2%)
MP Materials Corp. (a)	181,861	5,834
Pharmaceuticals (0.9%)
ATAI Life Sciences NV (a)(b)	646,175	2,352
GH Research PLC (a)(b)	184,584	1,842
		4,194

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

	Shares	Value (000)
Professional Services (1.2%)
Upwork, Inc. (a)	291,313	$6,024
Real Estate Management & Development (2.0%)
Opendoor Technologies, Inc. (a)(b)	447,327	2,107
Redfin Corp. (a)(b)	240,572	1,982
WeWork, Inc., Class A REIT (a)(b)	1,156,592	5,806
		9,895
Software (23.9%)
Appian Corp. (a)	54,799	2,595
Avalara, Inc. (a)	60,934	4,302
Cipher Mining, Inc. (a)	745,661	1,022
Clear Secure, Inc., Class A (a)(b)	359,807	7,196
Clearwater Analytics Holdings, Inc. (a)	204,665	2,464
Confluent, Inc., Class A (a)	262,129	6,092
Gitlab, Inc., Class A (a)	542,835	28,846
HashiCorp, Inc., Class A (a)(b)	141,678	4,171
ironSource Ltd., Class A (Israel) (a)	949,895	2,261
Latch, Inc. (a)(b)	840,317	958
MicroStrategy, Inc., Class A (a)(b)	9,288	1,526
Olo, Inc., Class A (a)	1,575,012	15,545
Procore Technologies, Inc. (a)	375,932	17,064
Qualtrics International, Inc., Class A (a)	174,134	2,178
Samsara, Inc., Class A (a)	1,650,282	18,434
UiPath, Inc., Class A (a)	140,028	2,547
		117,201
Specialty Retail (0.4%)
Warby Parker, Inc., Class A (a)(b)	151,711	1,708
Textiles, Apparel & Luxury Goods (1.4%)
On Holding AG, Class A (Switzerland) (a)(b)	385,571	6,821
Trading Companies & Distributors (0.3%)
EVI Industries, Inc. (a)	154,007	1,539
Total Common Stocks (Cost $795,975)		465,767
Preferred Stocks (2.6%)
Health Care Technology (1.4%)
Grand Rounds, Inc. Series B (a)(c)(e) (acquisition cost — $3,362; acquired 7/3/14)	3,269,139	6,800
Software (1.2%)
Lookout, Inc. Series F (a)(c)(e) (acquisition cost — $13,476; acquired 6/17/14)	1,179,743	6,123
Total Preferred Stocks (Cost $16,838)		12,923
Investment Company (0.7%)
Grayscale Bitcoin Trust (a) (Cost $10,612)	273,659	3,300
Warrants (0.0%) (f)
Internet & Direct Marketing Retail (0.0%) (f)
BARK, Inc. expires 5/1/26 (a)	209,825	40
Life Sciences Tools & Services (0.0%) (f)
SomaLogic, Inc. expires 8/31/26 (a)	61,142	46
Total Warrants (Cost $1,304)		86
	Shares	Value (000)
Short-Term Investments (11.5%)
Securities held as Collateral on Loaned Securities (9.6%)
Investment Company (7.8%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	38,423,634	$38,424
	Face Amount (000)
Repurchase Agreements (1.8%)
HSBC Securities USA, Inc., (1.50%, dated 6/30/22, due 7/1/22; proceeds $3,002; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 2/15/23 - 5/15/32; valued at $3,062)	$3,002	3,002
Merrill Lynch & Co., Inc., (1.46%, dated 6/30/22, due 7/1/22; proceeds $5,812; fully collateralized by U.S. Government obligation; 1.63% due 5/15/31; valued at $5,929)	5,812	5,812
		8,814
Total Securities held as Collateral on Loaned Securities (Cost $47,238)		47,238
	Shares
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $9,343)	9,343,433	9,343
Total Short-Term Investments (Cost $56,581)		56,581
Total Investments Excluding Purchased Options (109.7%) (Cost $881,310)		538,657
Total Purchased Options Outstanding (0.1%) (Cost $6,305)		421
Total Investments (109.8%) (Cost $887,615) Including $50,420 of Securities Loaned (g)(h)(i)		539,078
Liabilities in Excess of Other Assets (–9.8%)		(48,310)
Net Assets (100.0%)		$490,768

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

The Fund had the following Derivative Contract — PIPE open at June 30, 2022:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Social Capital Suvretta Holdings Corp.III	ProKidney, LP (a)(c)(e)(j)(k)	$3,321,670	12/30/22	$(479)	(0.10)%

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2022.

(c)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at June 30, 2022 amounts to approximately $12,815,000 and represents 2.6% of net assets.

(d)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(e)  At June 30, 2022, the Fund held fair valued securities valued at approximately $12,444,000, representing 2.5% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(f)  Amount is less than 0.05%.

(g)  The approximate fair value and percentage of net assets, $8,464,000 and 1.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Consolidated Portfolio of Investments.

(h)  Securities are available for collateral in connection with a derivative contract - PIPE and purchased options.

(i)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $8,517,000 and the aggregate gross unrealized depreciation is approximately $357,533,000, resulting in net unrealized depreciation of approximately $349,016,000.

(j)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to Purchase 332,167 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between ProKidney, LP, and Social Capital Suvretta Holdings Corp. III a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Social Capital Suvretta Holdings Corp. III and ProKidney, LP, is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Social Capital Suvretta Holdings Corp. III and ProKidney, LP. The investment is restricted from resale until the settlement date.

(k)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

PIPE  Private Investment in Public Equity.

REIT  Real Estate Investment Trust.

SPAC  Special Purpose Acquisition Company.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	416,376,103	416,376	$411	$1,999	$(1,588)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	468,635,786	468,636	4	2,184	(2,180)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	208,653,359	208,653	5	1,417	(1,412)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	132,899,103	132,899	1	705	(704)
							$421	$6,305	$(5,884)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Inception Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	35.0%
Software	25.1
Health Care Providers & Services	11.6
Health Care Technology	9.2
Information Technology Services	8.1
Internet & Direct Marketing Retail	5.5
Life Sciences Tools & Services	5.5
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include open PIPE contract with total unrealized depreciation of approximately $479,000.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Inception Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $839,848)	$491,311
Investment in Security of Affiliated Issuer, at Value (Cost $47,767)	47,767
Total Investments in Securities, at Value (Cost $887,615)	539,078
Foreign Currency, at Value (Cost $1)	—	@
Cash from Securities Lending	2,559
Receivable for Investments Sold	6,968
Receivable for Fund Shares Sold	345
Receivable from Securities Lending Income	294
Receivable from Affiliate	6
Interest Receivable	(—	@)
Other Assets	262
Total Assets	549,512
Liabilities:
Collateral on Securities Loaned, at Value	49,797
Payable for Investments Purchased	5,315
Payable for Fund Shares Redeemed	1,006
Payable for Advisory Fees	858
Unrealized Depreciation on Derivative Contract — PIPE	479
Payable for Sub Transfer Agency Fees — Class I	327
Payable for Sub Transfer Agency Fees — Class A	258
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	10
Due to Broker	530
Payable for Shareholder Services Fees — Class A	37
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	10
Payable for Administration Fees	35
Payable for Professional Fees	27
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	4
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	3
Payable for Transfer Agency Fees — Class R6*	1
Payable for Custodian Fees	5
Other Liabilities	36
Total Liabilities	58,744
Net Assets	$490,768
Net Assets Consist of:
Paid-in-Capital	$1,535,688
Total Accumulated Loss	(1,044,920)
Net Assets	$490,768

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Inception Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$240,004
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	25,838,570
Net Asset Value, Offering and Redemption Price Per Share	$9.29
CLASS A:
Net Assets	$168,586
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	27,205,270
Net Asset Value, Redemption Price Per Share	$6.20
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.34
Maximum Offering Price Per Share	$6.54
CLASS L:
Net Assets	$858
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	166,735
Net Asset Value, Offering and Redemption Price Per Share	$5.15
CLASS C:
Net Assets	$11,626
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,019,518
Net Asset Value, Offering and Redemption Price Per Share	$5.76
CLASS R6:*
Net Assets	$69,694
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	7,412,413
Net Asset Value, Offering and Redemption Price Per Share	$9.40
(1) Including: Securities on Loan, at Value:	$50,420

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Inception Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Income from Securities Loaned — Net	$1,909
Dividends from Securities of Unaffiliated Issuers	233
Dividends from Security of Affiliated Issuer (Note G)	15
Total Investment Income	2,157
Expenses:
Advisory Fees (Note B)	3,624
Sub Transfer Agency Fees — Class I	515
Sub Transfer Agency Fees — Class A	341
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	17
Shareholder Services Fees — Class A (Note D)	328
Distribution and Shareholder Services Fees — Class L (Note D)	5
Distribution and Shareholder Services Fees — Class C (Note D)	92
Administration Fees (Note C)	316
Registration Fees	167
Shareholder Reporting Fees	95
Professional Fees	80
Custodian Fees (Note F)	28
Transfer Agency Fees — Class I (Note E)	10
Transfer Agency Fees — Class A (Note E)	6
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	3
Transfer Agency Fees — Class R6* (Note E)	3
Directors' Fees and Expenses	10
Pricing Fees	3
Interest Expenses	1
Other Expenses	21
Total Expenses	5,668
Waiver of Advisory Fees (Note B)	(669)
Reimbursement of Class Specific Expenses — Class I (Note B)	(382)
Reimbursement of Class Specific Expenses — Class A (Note B)	(124)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(4)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(3)
Rebate from Morgan Stanley Affiliate (Note G)	(7)
Net Expenses	4,478
Net Investment Loss	(2,321)
Realized Loss:
Investments Sold	(595,582)
Foreign Currency Translation	(21)
Net Realized Loss	(595,603)
Change in Unrealized Appreciation (Depreciation):
Investments	(55,888)
Investments in Affiliates	2,173
Foreign Currency Translation	(— @)
Derivative Contracts — PIPE	(386)
Net Change in Unrealized Appreciation (Depreciation)	(54,101)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(649,704)
Net Decrease in Net Assets Resulting from Operations	$(652,025)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Inception Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(2,321)	$(11,858)
Net Realized Gain (Loss)	(595,603)	198,929
Net Change in Unrealized Appreciation (Depreciation)	(54,101)	(526,343)
Net Decrease in Net Assets Resulting from Operations	(652,025)	(339,272)
Dividends and Distributions to Shareholders:
Class I	—	(161,045)
Class A	—	(131,242)
Class L	—	(576)
Class C	—	(8,978)
Class R6*	—	(28,064)
Total Dividends and Distributions to Shareholders	—	(329,905)
Capital Share Transactions:(1)
Class I:
Subscribed	138,340	1,243,327
Distributions Reinvested	—	160,851
Redeemed	(298,622)	(794,337)
Class A:
Subscribed	27,173	1,064,454
Distributions Reinvested	—	130,793
Redeemed	(93,853)	(689,202)
Class L:
Exchanged	— @	— @
Distributions Reinvested	—	575
Redeemed	(29)	(694)
Class C:
Subscribed	1,931	42,802
Distributions Reinvested	—	8,916
Redeemed	(6,358)	(15,380)
Class R6:*
Subscribed	16,570	27,096
Distributions Reinvested	—	28,064
Redeemed	(11,259)	(34,507)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(226,107)	1,172,758
Redemption Fees	33	1,946
Total Increase (Decrease) in Net Assets	(878,099)	505,527
Net Assets:
Beginning of Period	1,368,867	863,340
End of Period	$490,768	$1,368,867

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Inception Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	9,640	38,969
Shares Issued on Distributions Reinvested	—	8,148
Shares Redeemed	(21,456)	(27,695)
Net Increase (Decrease) in Class I Shares Outstanding	(11,816)	19,422
Class A:
Shares Subscribed	2,875	43,586
Shares Issued on Distributions Reinvested	—	9,909
Shares Redeemed	(9,759)	(31,696)
Net Increase (Decrease) in Class A Shares Outstanding	(6,884)	21,799
Class L:
Shares Exchanged	— @@	— @@
Shares Issued on Distributions Reinvested	—	52
Shares Redeemed	(4)	(36)
Net Increase (Decrease) in Class L Shares Outstanding	(4)	16
Class C:
Shares Subscribed	217	1,924
Shares Issued on Distributions Reinvested	—	724
Shares Redeemed	(727)	(818)
Net Increase (Decrease) in Class C Shares Outstanding	(510)	1,830
Class R6:*
Shares Subscribed	1,114	836
Shares Issued on Distributions Reinvested	—	1,405
Shares Redeemed	(802)	(1,126)
Net Increase in Class R6 Shares Outstanding	312	1,115

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Inception Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$19.75		$25.48		$11.19		$9.62		$10.90		$13.26
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.03)		(0.15)		(0.10)		0.01		(0.05)		(0.11)
Net Realized and Unrealized Gain (Loss)	(10.43)		(0.74)		16.84		3.50		0.16		2.91
Total from Investment Operations	(10.46)		(0.89)		16.74		3.51		0.11		2.80
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		—		—		—		—
Net Realized Gain	—		(4.76)		(2.45)		(1.94)		(1.39)		(5.16)
Total Distributions	—		(4.87)		(2.45)		(1.94)		(1.39)		(5.16)
Redemption Fees	0.00	(3)	0.03		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$9.29		$19.75		$25.48		$11.19		$9.62		$10.90
Total Return(4)	(52.99	)%(7)	(3.33)%		150.57%		37.11%		0.29%		21.87%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$240,004		$743,854		$464,639		$59,092		$60,777		$141,954
Ratio of Expenses Before Expense Limitation	1.36	%(8)	1.12%		1.18%		1.21%		1.17%		1.20%
Ratio of Expenses After Expense Limitation	1.00	%(5)(8)	1.00	%(5)	0.99	%(5)	0.99	%(5)	0.98	%(5)	0.99	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00	%(5)(8)	N/A		0.99	%(5)	N/A		0.98	%(5)	0.99	%(5)
Ratio of Net Investment Income (Loss)	(0.45	)%(5)(8)	(0.49	)%(5)	(0.54	)%(5)	0.09	%(5)	(0.41	)%(5)	(0.77	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	67	%(7)	111%		132%		99%		79%		97%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Inception Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$13.20		$18.68		$8.51		$7.68		$8.99		$11.72
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.19)		(0.10)		(0.02)		(0.07)		(0.14)
Net Realized and Unrealized Gain (Loss)	(6.96)		(0.53)		12.72		2.79		0.15		2.57
Total from Investment Operations	(7.00)		(0.72)		12.62		2.77		0.08		2.43
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		—		—		—		—
Net Realized Gain	—		(4.76)		(2.45)		(1.94)		(1.39)		(5.16)
Total Distributions	—		(4.79)		(2.45)		(1.94)		(1.39)		(5.16)
Redemption Fees	0.00	(3)	0.03		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$6.20		$13.20		$18.68		$8.51		$7.68		$8.99
Total Return(4)	(53.03	)%(7)	(3.70)%		149.86%		36.71%		0.02%		21.57%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$168,586		$450,058		$229,641		$45,097		$34,166		$40,531
Ratio of Expenses Before Expense Limitation	1.61	%(8)	1.40%		1.44%		1.52%		1.44%		1.51%
Ratio of Expenses After Expense Limitation	1.35	%(5)(8)	1.33	%(5)	1.25	%(5)	1.29	%(5)	1.25	%(5)	1.34	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.35	%(5)(8)	N/A		1.25	%(5)	N/A		1.25	%(5)	1.34	%(5)
Ratio of Net Investment Loss	(0.81	)%(5)(8)	(0.85	)%(5)	(0.80	)%(5)	(0.23	)%(5)	(0.69	)%(5)	(1.12	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	67	%(7)	111%		132%		99%		79%		97%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Inception Portfolio

	Class L
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$10.99		$16.45		$7.65		$7.10		$8.46		$11.34
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.05)		(0.27)		(0.16)		(0.07)		(0.11)		(0.19)
Net Realized and Unrealized Gain (Loss)	(5.79)		(0.45)		11.41		2.56		0.14		2.47
Total from Investment Operations	(5.84)		(0.72)		11.25		2.49		0.03		2.28
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.76)		(2.45)		(1.94)		(1.39)		(5.16)
Redemption Fees	0.00	(3)	0.02		0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$5.15		$10.99		$16.45		$7.65		$7.10		$8.46
Total Return	(53.18	)%(4)(8)	(4.17	)%(4)	148.82	%(5)	35.91	%(4)	(0.58	)%(4)	20.95	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$858		$1,874		$2,543		$1,218		$1,157		$1,310
Ratio of Expenses Before Expense Limitation	2.22	%(9)	1.95%		2.10%		2.15%		2.07%		2.27%
Ratio of Expenses After Expense Limitation	1.85	%(6)(9)	1.85	%(6)	1.84	%(6)	1.84	%(6)	1.84	%(6)	1.84	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.85	%(6)(9)	N/A		1.84	%(6)	N/A		1.84	%(6)	1.84	%(6)
Ratio of Net Investment Loss	(1.31	)%(6)(9)	(1.36	)%(6)	(1.43	)%(6)	(0.78	)%(6)	(1.28	)%(6)	(1.61	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	67	%(8)	111%		132%		99%		79%		97%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Calculated using the NAV for US GAAP financial reporting purposes and as such differs from the total return presented in the Investment Overview.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Inception Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,								Period from May 31, 2017(2) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		December 31, 2017(1)
Net Asset Value, Beginning of Period	$12.31		$17.85		$8.24		$7.55		$8.93		$13.59
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.06)		(0.33)		(0.22)		(0.10)		(0.03)		(0.13)
Net Realized and Unrealized Gain (Loss)	(6.49)		(0.47)		12.28		2.73		0.04		0.63
Total from Investment Operations	(6.55)		(0.80)		12.06		2.63		0.01		0.50
Distributions from and/or in Excess of:
Net Realized Gain	—		(4.76)		(2.45)		(1.94)		(1.39)		(5.16)
Redemption Fees	0.00	(4)	0.02		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$5.76		$12.31		$17.85		$8.24		$7.55		$8.93
Total Return(5)	(53.21	)%(8)	(4.37)%		147.97%		35.48%		(0.78)%		4.36	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$11,626		$31,148		$12,494		$688		$116		$30
Ratio of Expenses Before Expense Limitation	2.31	%(9)	2.12%		2.26%		2.75%		4.73%		21.29	%(9)
Ratio of Expenses After Expense Limitation	2.10	%(6)(9)	2.05	%(6)	2.07	%(6)	2.09	%(6)	2.09	%(6)	2.10	%(6)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.10	%(6)(9)	N/A		2.07	%(6)	N/A		2.09	%(6)	2.10	%(6)(9)
Ratio of Net Investment Loss	(1.56	)%(6)(9)	(1.55	)%(6)	(1.61	)%(6)	(0.99	)%(6)	(1.50	)%(6)	(1.82	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.01%		0.00	%(7)(9)
Portfolio Turnover Rate	67	%(8)	111%		132%		99%		79%		97%

(1)  Not consolidated.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Inception Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(2)		2019(2)		2018(2)		2017(2)
Net Asset Value, Beginning of Period	$19.99		$25.73		$11.29		$9.69		$10.96		$13.29
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.03)		(0.14)		(0.08)		0.01		(0.04)		(0.10)
Net Realized and Unrealized Gain (Loss)	(10.56)		(0.74)		16.97		3.53		0.16		2.93
Total from Investment Operations	(10.59)		(0.88)		16.89		3.54		0.12		2.83
Distributions from and/or in Excess of:
Net Investment Income	—		(0.13)		—		—		—		—
Net Realized Gain	—		(4.76)		(2.45)		(1.94)		(1.39)		(5.16)
Total Distributions	—		(4.89)		(2.45)		(1.94)		(1.39)		(5.16)
Redemption Fees	0.00	(4)	0.03		0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$9.40		$19.99		$25.73		$11.29		$9.69		$10.96
Total Return(5)	(52.98	)%(8)	(3.29)%		150.79%		37.04%		0.38%		22.08%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$69,694		$141,933		$154,023		$64,712		$110,919		$129,126
Ratio of Expenses Before Expense Limitation	1.11	%(9)	1.00%		1.11%		1.15%		1.11%		1.09%
Ratio of Expenses After Expense Limitation	0.93	%(6)(9)	0.93	%(6)	0.92	%(6)	0.92	%(6)	0.92	%(6)	0.92	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.93	%(6)(9)	N/A		0.92	%(6)	N/A		0.92	%(6)	0.92	%(6)
Ratio of Net Investment Income (Loss)	(0.38	)%(6)(9)	(0.44	)%(6)	(0.49	)%(6)	0.12	%(6)	(0.36	)%(6)	(0.71	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	67	%(8)	111%		132%		99%		79%		97%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expenses Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Inception Portfolio. The Fund seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of small capitalization companies.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Inception Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of

June 30, 2022, the Subsidiary represented approximately $3,896,000 or approximately 0.79% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade)

and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$2,386	$—	$—	$2,386
Biotechnology	14,817	371	—	15,188
Chemicals	3,020	—	—	3,020
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (Cont'd)
Commercial Services & Supplies	$975	$—	$—	$975
Communications Equipment	7,569	—	—	7,569
Consumer Finance	5,204	—	—	5,204
Diversified Consumer Services	10,813	—	—	10,813
Diversified Holding Companies	19,017	—	—	19,017
Diversified Telecommunication Services	22,091	—	—	22,091
Electrical Equipment	1,650	—	—	1,650
Health Care Equipment & Supplies	10,242	2,207	—	12,449
Health Care Providers & Services	56,997	—	—	56,997
Health Care Technology	38,282	—	—	38,282
Hotels, Restaurants & Leisure	6,037	—	—	6,037
Household Durables	2,132	6,257	—	8,389
Information Technology Services	39,677	—	—	39,677
Insurance	2,683	—	—	2,683
Internet & Direct Marketing Retail	27,222	—	—	27,222
Leisure Products	3,666	—	—	3,666
Life Sciences Tools & Services	27,010	—	—	27,010
Media	2,226	—	—	2,226
Metals & Mining	5,834	—	—	5,834
Pharmaceuticals	4,194	—	—	4,194
Professional Services	6,024	—	—	6,024
Real Estate Management & Development	9,895	—	—	9,895
Software	117,201	—	—	117,201
Specialty Retail	1,708	—	—	1,708
Textiles, Apparel & Luxury Goods	6,821	—	—	6,821
Trading Companies & Distributors	1,539	—	—	1,539
Total Common Stocks	456,932	8,835	—	465,767
Preferred Stocks
Health Care Technology	—	—	6,800	6,800
Software	—	—	6,123	6,123
Total Preferred Stocks	—	—	12,923	12,923
Investment Company	3,300	—	—	3,300
Warrants	86	—	—	86
Call Option Purchased	—	421	—	421
Short-Term Investments
Investment Company	47,767	—	—	47,767
Repurchase Agreements	—	8,814	—	8,814
Total Short-Term Investments	47,767	8,814	—	56,581
Total Assets	508,085	18,070	12,923	539,078
Liabilities:
Derivative Contract — PIPE	—	—	(479)	(479)
Total	$508,085	$18,070	$12,444	$538,599

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stocks (000)	Derivative Contract — PIPE (000)
Beginning Balance	$13,361	$(93)
Purchases	—	—
Sales	—	—
PIPE transactions	—	—
Amortization of discount	—	—
Transfers in	—	—
Transfers out	—	(386)
Corporate actions	—	—
Change in unrealized appreciation (depreciation)	(438)	—
Realized gains (losses)	—	—
Ending Balance	$12,923	$(479)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$(438)	$(479)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2022:

	Fair Value at June 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount or Range/ Weighted Average*	Impact to Valuation from an Increase in Input**
Preferred Stocks	$12,923	Discounted Cash Flow	Weighted Average Cost of Capital	11.5%-14.5%/13.0%	Decrease
			Perpetual Growth Rate	3.0%-4.0%/3.5%	Increase
		Market Comparable Companies	Enterprise Value/ Revenue	0.8x-16.3x/5.5x	Increase
			Discount for Lack of Marketability	11.0%-16.0%/13.6%	Decrease
		Comparable Transactions	Enterprise Value/Revenue	3.8x	Increase
PIPE	$(479)	Market Implied	Discount for Lack of Marketability and Transaction Risk	14.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2022, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$421 (a)
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Depreciation on Derivative Contract — PIPE	Equity Risk	$(479)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(2,690	)(b)

(b) Amounts are included in Realized Loss on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk Investments	(Purchased Options)	$822	(c)
Equity Risk	Derivative Contracts — PIPE	(386)
Total		$436

(c) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets (000)		Liabilities (000)
Purchased Options	$421	(a)(d)	$—
Derivative Contract — PIPE	—		(479	)(e)
Total	$421		$(479)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

(e) Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (a) (000)	Financial Instrument (000)	Collateral Received(f) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$411	$—	$(411)	$0
JP Morgan Chase Bank NA	10	—	(10)	0
Total	$421	$—	$(421)	$0

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(f) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	1,348,430,000
Derivative Contract — PIPE:
Average monthly notional amount	$3,909,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$50,420	(g)	$—	$(50,420	)(h)(i)	$0

(g) Represents market value of loaned securities at period end.

(h) The Fund received cash collateral of approximately $49,797,000, of which approximately $47,238,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $2,559,000, which is not reflected in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $3,204,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(i) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

contractual maturity of those transactions as of June 30, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$49,797	$—	$—	$—	$49,797
Total Borrowings	$49,797	$—	$—	$—	$49,797
Gross amount of recognized liabilities for securities lending transactions					$49,797

7.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

8.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

9.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

10.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

11.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Next $500 million	Next $500 million	Over $2 billion
0.92%	0.85%	0.80%	0.75%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.75% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.93% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $669,000 of advisory fees were waived and approximately $514,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of

0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $550,604,000 and $754,328,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company/Issuer	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$118,626	$312,302	$383,161	$15
Affiliated Investment Company/Issuer (cont'd)	Realized Gain Loss (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$47,767

During the six months ended June 30, 2022, the Fund incurred approximately $6,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly,

no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$284,430	$45,475	$40,292	$32,026

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Permanent differences, primarily due to a prior year tax return adjustment, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$(21,782)	$21,782

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$273	$—

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2021, the Fund intends to defer to January 1, 2022 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$73,377

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 30.4%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryp-

tocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average, actual management fee was higher than but close to its peer group average and total expense ratio was lower than its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFISCGSAN
4875578 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

International Advantage Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	16
Investment Advisory Agreement Approval	27
Liquidity Risk Management Program	29
U.S. Customer Privacy Notice	30
Director and Officer Information	33

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Advantage Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Expense Example

International Advantage Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Advantage Portfolio Class I	$1,000.00	$640.60	$1,019.89	$4.03	$4.96	0.99%
International Advantage Portfolio Class A	1,000.00	639.60	1,018.45	5.20	6.41	1.28
International Advantage Portfolio Class L	1,000.00	637.70	1,015.67	7.47	9.20	1.84
International Advantage Portfolio Class C	1,000.00	637.20	1,014.98	8.04	9.89	1.98
International Advantage Portfolio Class R6(1)	1,000.00	640.90	1,020.48	3.54	4.36	0.87

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments

International Advantage Portfolio

	Shares	Value (000)
Common Stocks (97.4%)
Australia (4.9%)
Brookfield Infrastructure Partners LP	4,844,848	$185,170
Canada (9.1%)
Brookfield Asset Management, Inc., Class A	4,334,215	192,743
Canada Goose Holdings, Inc. (a) (See Note G)	5,507,614	99,192
Shopify, Inc., Class A (a)	1,650,010	51,546
		343,481
China (2.7%)
Foshan Haitian Flavouring & Food Co. Ltd., Class A	7,443,329	100,745
Denmark (10.6%)
Chr Hansen Holding AS	1,530,550	111,727
DSV Panalpina AS	2,066,610	290,601
		402,328
France (7.0%)
Hermes International	171,134	192,599
Pernod Ricard SA	401,716	74,267
		266,866
Germany (9.0%)
Adidas AG	1,148,886	204,078
HelloFresh SE (a)	1,918,558	62,592
Puma SE	1,127,498	74,806
		341,476
Hong Kong (2.9%)
AIA Group Ltd.	9,944,100	108,655
India (7.1%)
HDFC Bank Ltd.	15,738,877	269,593
Italy (7.9%)
Davide Campari-Milano NV	11,145,453	117,581
Moncler SpA	4,198,597	180,901
		298,482
Japan (4.6%)
Change, Inc. (b)	1,336,900	21,259
Keyence Corp.	441,100	151,270
		172,529
Netherlands (7.9%)
Adyen NV (a)	66,320	95,708
ASML Holding NV	431,898	204,045
		299,753
Norway (0.5%)
AutoStore Holdings Ltd. (a)(b)	14,551,408	21,088
Singapore (1.2%)
Grab Holdings Ltd., Class A (a)	17,606,641	44,545
Sweden (2.8%)
Evolution AB	745,587	68,207
Vitrolife AB	1,626,926	37,534
		105,741
	Shares	Value (000)
Switzerland (6.9%)
Chocoladefabriken Lindt & Spruengli AG (Registered)	500	$52,479
Kuehne & Nagel International AG (Registered)	414,696	98,533
Straumann Holding AG (Registered)	903,974	108,898
		259,910
Taiwan (5.0%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	2,297,094	187,787
United Kingdom (4.8%)
Diageo PLC	1,780,224	76,892
Rightmove PLC	15,247,656	105,664
		182,556
United States (2.5%)
MercadoLibre, Inc. (a)	149,036	94,917
Total Common Stocks (Cost $4,062,106)		3,685,622
Investment Company (0.4%)
United States (0.4%)
Grayscale Bitcoin Trust (a) (Cost $59,144)	1,337,540	16,131
Short-Term Investments (2.1%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	2,700,633	2,701
	Face Amount (000)
Repurchase Agreements (0.0%) (c)
HSBC Securities USA, Inc., (1.50%, dated 6/30/22, due 7/1/22; proceeds $211; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 2/15/23 - 5/15/32; valued at $215)	$211	211
Merrill Lynch & Co., Inc., (1.46%, dated 6/30/22, due 7/1/22; proceeds $408; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $417)	408	408
		619
Total Securities held as Collateral on Loaned Securities (Cost $3,320)		3,320

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

International Advantage Portfolio

	Shares	Value (000)
Investment Company (2.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $74,529)	74,529,465	$74,529
Total Short-Term Investments (Cost $77,849)		77,849
Total Purchased Options Outstanding (0.0%) (c) (Cost $5,869)		15
Total Investments (99.9%) (Cost $4,204,968) Including $9,171 of Securities Loaned (d)(e)(f)		3,779,617
Other Assets in Excess of Liabilities (0.1%)		3,817
Net Assets (100.0%)		$3,783,434

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2022.

(c)  Amount is less than 0.05%.

(d)  Securities are available for collateral in connection with purchased options.

(e)  The approximate fair value and percentage of net assets, $2,829,722,000 and 74.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(f)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $370,718,000 and the aggregate gross unrealized depreciation is approximately $796,069,000, resulting in net unrealized depreciation of approximately $425,351,000.

ADR  American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	358,023,641	$358,024	$2	$1,899	$(1,897)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	584,432,525	584,433	13	3,970	(3,957)
							$15	$5,869	$(5,854)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	42.7%
Textiles, Apparel & Luxury Goods	19.9
Semiconductors & Semiconductor Equipment	10.4
Air Freight & Logistics	7.7
Banks	7.1
Beverages	7.1
Capital Markets	5.1
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

International Advantage Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $3,979,176)	$3,603,195
Investment in Security of Affiliated Issuer, at Value (Cost $225,792)	176,422
Total Investments in Securities, at Value (Cost $4,204,968)	3,779,617
Foreign Currency, at Value (Cost $14,195)	14,147
Cash from Securities Lending	2,401
Receivable for Fund Shares Sold	7,882
Tax Reclaim Receivable	3,982
Dividends Receivable	3,523
Receivable from Affiliate	42
Receivable from Securities Lending Income	9
Other Assets	444
Total Assets	3,812,047
Liabilities:
Payable for Fund Shares Redeemed	11,525
Payable for Advisory Fees	8,413
Collateral on Securities Loaned, at Value	3,500
Deferred Capital Gain Country Tax	3,431
Payable for Sub Transfer Agency Fees — Class I	759
Payable for Sub Transfer Agency Fees — Class A	152
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	5
Payable for Administration Fees	259
Payable for Custodian Fees	209
Payable for Shareholder Services Fees — Class A	107
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	22
Due to Broker	90
Payable for Transfer Agency Fees — Class I	81
Payable for Transfer Agency Fees — Class A	3
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6*	1
Payable for Professional Fees	10
Other Liabilities	45
Total Liabilities	28,613
Net Assets	$3,783,434
Net Assets Consist of:
Paid-in-Capital	$4,185,947
Total Accumulated Loss	(402,513)
Net Assets	$3,783,434

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

International Advantage Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$3,113,654
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	160,442,538
Net Asset Value, Offering and Redemption Price Per Share	$19.41
CLASS A:
Net Assets	$519,861
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	27,381,584
Net Asset Value, Redemption Price Per Share	$18.99
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.05
Maximum Offering Price Per Share	$20.04
CLASS L:
Net Assets	$192
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,606
Net Asset Value, Offering and Redemption Price Per Share	$18.15
CLASS C:
Net Assets	$26,174
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,465,266
Net Asset Value, Offering and Redemption Price Per Share	$17.86
CLASS R6:*
Net Assets	$123,553
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,346,468
Net Asset Value, Offering and Redemption Price Per Share	$19.47
(1) Including: Securities on Loan, at Value:	$9,171

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

International Advantage Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $4,496 of Foreign Taxes Withheld)	$30,903
Dividends from Security of Affiliated Issuer (Note G)	221
Income from Securities Loaned — Net	54
Total Investment Income	31,178
Expenses:
Advisory Fees (Note B)	19,270
Sub Transfer Agency Fees — Class I	2,403
Sub Transfer Agency Fees — Class A	513
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	16
Administration Fees (Note C)	2,029
Shareholder Services Fees — Class A (Note D)	786
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	167
Custodian Fees (Note F)	411
Registration Fees	192
Shareholder Reporting Fees	195
Transfer Agency Fees — Class I (Note E)	93
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6* (Note E)	3
Professional Fees	70
Directors' Fees and Expenses	35
Pricing Fees	1
Other Expenses	58
Total Expenses	26,250
Rebate from Morgan Stanley Affiliate (Note G)	(138)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Net Expenses	26,111
Net Investment Income	5,067
Realized Loss:
Investments Sold (Net of $260 of Capital Gain Country Tax)	(84,653)
Investments in Affiliates	(5,717)
Foreign Currency Translation	(634)
Net Realized Loss	(91,004)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $3,312)	(2,184,227)
Investments in Affiliates	(97,256)
Foreign Currency Translation	(290)
Net Change in Unrealized Appreciation (Depreciation)	(2,281,773)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(2,372,777)
Net Decrease in Net Assets Resulting from Operations	$(2,367,710)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

International Advantage Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$5,067	$(17,892)
Net Realized Gain (Loss)	(91,004)	170,866
Net Change in Unrealized Appreciation (Depreciation)	(2,281,773)	496,591
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,367,710)	649,565
Dividends and Distributions to Shareholders:
Class I	—	(52,085)
Class A	—	(7,650)
Class L	—	(3)
Class C	—	(447)
Class R6*	—	(2,652)
Total Dividends and Distributions to Shareholders	—	(62,837)
Capital Share Transactions:(1)
Class I:
Subscribed	1,155,197	1,810,800
Distributions Reinvested	—	47,135
Redeemed	(1,482,317)	(770,937)
Class A:
Subscribed	457,849	257,294
Distributions Reinvested	—	7,650
Redeemed	(432,465)	(150,608)
Class L:
Exchanged	31	—
Distributions Reinvested	—	3
Redeemed	(20)	(118)
Class C:
Subscribed	2,497	18,942
Distributions Reinvested	—	444
Redeemed	(3,480)	(4,422)
Class R6:*
Subscribed	62,893	166,066
Distributions Reinvested	—	2,089
Redeemed	(122,308)	(11,705)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(362,123)	1,372,633
Redemption Fees	9	— @
Total Increase (Decrease) in Net Assets	(2,729,824)	1,959,361
Net Assets:
Beginning of Period	6,513,258	4,553,897
End of Period	$3,783,434	$6,513,258

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

International Advantage Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	47,294	61,556
Shares Issued on Distributions Reinvested	—	1,614
Shares Redeemed	(65,707)	(26,337)
Net Increase (Decrease) in Class I Shares Outstanding	(18,413)	36,833
Class A:
Shares Subscribed	21,368	8,994
Shares Issued on Distributions Reinvested	—	267
Shares Redeemed	(20,147)	(5,272)
Net Increase in Class A Shares Outstanding	1,221	3,989
Class L:
Shares Exchanged	2	—
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(1)	(4)
Net Increase (Decrease) in Class L Shares Outstanding	1	(4)
Class C:
Shares Subscribed	106	689
Shares Issued on Distributions Reinvested	—	16
Shares Redeemed	(172)	(160)
Net Increase (Decrease) in Class C Shares Outstanding	(66)	545
Class R6:*
Shares Subscribed	2,372	5,710
Shares Issued on Distributions Reinvested	—	71
Shares Redeemed	(5,030)	(401)
Net Increase (Decrease) in Class R6 Shares* Outstanding	(2,658)	5,380

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

International Advantage Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$30.30		$27.05		$20.45		$15.74		$16.89		$11.91
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.03		(0.08)		(0.07)		0.06		0.04		0.00	(3)
Net Realized and Unrealized Gain (Loss)	(10.92)		3.63		6.68		4.67		(0.91)		5.32
Total from Investment Operations	(10.89)		3.55		6.61		4.73		(0.87)		5.32
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		(0.00	)(3)	—		—
Net Realized Gain	—		(0.30)		—		(0.02)		(0.28)		(0.34)
Total Distributions	—		(0.30)		(0.01)		(0.02)		(0.28)		(0.34)
Redemption Fees	0.00	(3)	0.00	(3)	—		0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$19.41		$30.30		$27.05		$20.45		$15.74		$16.89
Total Return(4)	(35.94	)%(7)	13.16%		32.33%		30.09%		(5.19)%		44.75%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,113,654		$5,419,831		$3,841,122		$1,900,219		$569,408		$166,189
Ratio of Expenses Before Expense Limitation	1.00	%(8)	0.97%		N/A		1.03%		1.11%		1.21%
Ratio of Expenses After Expense Limitation	0.99	%(5)(8)	0.97	%(5)	0.98	%(5)	0.98	%(5)	0.98	%(5)	0.98	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.98	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.25	%(5)(8)	(0.28	)%(5)	(0.31	)%(5)	0.32	%(5)	0.21	%(5)	0.02	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(6)	0.01%		0.02%		0.02%		0.02%
Portfolio Turnover Rate	15	%(7)	22%		18%		15%		29%		30%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

International Advantage Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$29.69		$26.58		$20.16		$15.56		$16.75		$11.86
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.00	(3)	(0.17)		(0.13)		0.01		(0.02)		(0.07)
Net Realized and Unrealized Gain (Loss)	(10.70)		3.58		6.56		4.61		(0.89)		5.30
Total from Investment Operations	(10.70)		3.41		6.43		4.62		(0.91)		5.23
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		—		—		—
Net Realized Gain	—		(0.30)		—		(0.02)		(0.28)		(0.34)
Total Distributions	—		(0.30)		(0.01)		(0.02)		(0.28)		(0.34)
Redemption Fees	0.00	(3)	0.00	(3)	—		0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$18.99		$29.69		$26.58		$20.16		$15.56		$16.75
Total Return(4)	(36.04	)%(7)	12.87%		31.90%		29.72%		(5.48)%		44.18%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$519,861		$776,662		$589,317		$379,237		$202,732		$144,112
Ratio of Expenses Before Expense Limitation	1.29	%(8)	1.26%		N/A		1.30%		1.37%		1.42%
Ratio of Expenses After Expense Limitation	1.28	%(5)(8)	1.26	%(5)	1.27	%(5)	1.28	%(5)	1.33	%(5)	1.31	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.27	%(5)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.03	%(5)(8)	(0.57	)%(5)	(0.60	)%(5)	0.04	%(5)	(0.10	)%(5)	(0.46	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(6)	0.01%		0.02%		0.02%		0.02%
Portfolio Turnover Rate	15	%(7)	22%		18%		15%		29%		30%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

International Advantage Portfolio

	Class L
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$28.46		$25.64		$19.56		$15.18		$16.43		$11.70
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.32)		(0.24)		(0.09)		(0.09)		(0.11)
Net Realized and Unrealized Gain (Loss)	(10.24)		3.44		6.33		4.49		(0.88)		5.18
Total from Investment Operations	(10.31)		3.12		6.09		4.40		(0.97)		5.07
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		—		—		—
Net Realized Gain	—		(0.30)		—		(0.02)		(0.28)		(0.34)
Total Distributions	—		(0.30)		(0.01)		(0.02)		(0.28)		(0.34)
Redemption Fees	0.00	(3)	0.00	(3)	—		0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$18.15		$28.46		$25.64		$19.56		$15.18		$16.43
Total Return(4)	(36.23	)%(7)	12.21%		31.14%		29.01%		(5.95)%		43.41%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$192		$279		$350		$226		$161		$135
Ratio of Expenses Before Expense Limitation	2.63	%(8)	2.29%		2.48%		2.59%		2.82%		3.82%
Ratio of Expenses After Expense Limitation	1.84	%(5)(8)	1.85	%(5)	1.84	%(5)	1.83	%(5)	1.83	%(5)	1.84	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.84	%(5)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.60	)%(5)(8)	(1.16	)%(5)	(1.17	)%(5)	(0.48	)%(5)	(0.55	)%(5)	(0.77	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(6)	0.01%		0.02%		0.02%		0.01%
Portfolio Turnover Rate	15	%(7)	22%		18%		15%		29%		30%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

International Advantage Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$28.03		$25.29		$19.31		$15.02		$16.30		$11.63
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.08)		(0.35)		(0.26)		(0.12)		(0.15)		(0.17)
Net Realized and Unrealized Gain (Loss)	(10.09)		3.39		6.25		4.43		(0.85)		5.18
Total from Investment Operations	(10.17)		3.04		5.99		4.31		(1.00)		5.01
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		—		—		—
Net Realized Gain	—		(0.30)		—		(0.02)		(0.28)		(0.34)
Total Distributions	—		(0.30)		(0.01)		(0.02)		(0.28)		(0.34)
Redemption Fees	0.00	(3)	0.00	(3)	—		0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$17.86		$28.03		$25.29		$19.31		$15.02		$16.30
Total Return(4)	(36.28	)%(7)	12.06%		31.03%		28.72%		(6.18)%		43.16%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$26,174		$42,922		$24,926		$18,180		$11,087		$6,760
Ratio of Expenses Before Expense Limitation	1.99	%(8)	1.96%		N/A		2.03%		2.10%		2.25%
Ratio of Expenses After Expense Limitation	1.98	%(5)(8)	1.96	%(5)	1.97	%(5)	2.01	%(5)	2.07	%(5)	2.08	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		1.97	%(5)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.74	)%(5)(8)	(1.27	)%(5)	(1.29	)%(5)	(0.69	)%(5)	(0.88	)%(5)	(1.12	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(6)	0.01%		0.02%		0.02%		0.02%
Portfolio Turnover Rate	15	%(7)	22%		18%		15%		29%		30%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

International Advantage Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,						Period from June 15, 2018(3) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(2)		2019(2)		December 31, 2018(2)
Net Asset Value, Beginning of Period	$30.38		$27.09		$20.46		$15.75		$18.90
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	0.02		(0.06)		(0.06)		0.05		(0.00	)(5)
Net Realized and Unrealized Gain (Loss)	(10.93)		3.65		6.70		4.69		(2.87)
Total from Investment Operations	(10.91)		3.59		6.64		4.74		(2.87)
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		(0.01)		—
Net Realized Gain	—		(0.30)		—		(0.02)		(0.28)
Total Distributions	—		(0.30)		(0.01)		(0.03)		(0.28)
Redemption Fees	—		0.00	(5)	—		0.00	(5)	0.00	(5)
Net Asset Value, End of Period	$19.47		$30.38		$27.09		$20.46		$15.75
Total Return(6)	(35.91	)%(9)	13.29%		32.46%		30.14%		(15.22	)%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$123,553		$273,564		$98,182		$774		$8
Ratio of Expenses Before Expense Limitation	0.88	%(10)	0.87%		N/A		3.28%		19.51	%(10)
Ratio of Expenses After Expense Limitation	0.87	%(7)(10)	0.87	%(7)	0.89	%(7)	0.93	%(7)	0.93	%(7)(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		0.89	%(7)	N/A		N/A
Ratio of Net Investment Income (Loss)	0.19	%(7)(10)	(0.19	)%(7)	(0.26	)%(7)	0.24	%(7)	(0.04	)%(7)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(10)	0.00	%(8)	0.01%		0.02%		0.02	%(10)
Portfolio Turnover Rate	15	%(9)	22%		18%		15%		29%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Commencement of Offering.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than $0.005 per share.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the International Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, International Advantage Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2022, the Subsidiary represented approximately $18,044,000 or approximately 0.48% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$290,601	$—	$290,601
Banks	—	269,593	—	269,593
Beverages	—	268,740	—	268,740
Biotechnology	—	37,534	—	37,534
Capital Markets	192,743	—	—	192,743
Chemicals	—	111,727	—	111,727
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Electronic Equipment, Instruments & Components	$—	$151,270	$—	$151,270
Food & Staples Retailing	—	62,592	—	62,592
Food Products	—	153,224	—	153,224
Health Care Equipment & Supplies	—	108,898	—	108,898
Hotels, Restaurants & Leisure	—	68,207	—	68,207
Information Technology Services	51,546	116,967	—	168,513
Insurance	—	108,655	—	108,655
Interactive Media & Services	—	105,664	—	105,664
Internet & Direct Marketing Retail	94,917	—	—	94,917
Machinery	—	21,088	—	21,088
Marine	—	98,533	—	98,533
Multi-Utilities	185,170	—	—	185,170
Road & Rail	44,545	—	—	44,545
Semiconductors & Semiconductor Equipment	187,787	204,045	—	391,832
Textiles, Apparel & Luxury Goods	99,192	652,384	—	751,576
Total Common Stocks	855,900	2,829,722	—	3,685,622
Investment Company	16,131	—	—	16,131
Call Options Purchased	—	15	—	15
Short-Term Investments
Investment Company	77,230	—	—	77,230
Repurchase Agreements	—	619	—	619
Total Short-Term Investments	77,230	619	—	77,849
Total Assets	$949,261	$2,830,356	$—	$3,779,617

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the
18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$15	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1,168	)(b)

(b) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities(c) (000)
Purchased Options	$15	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
JP Morgan Chase Bank NA	$15	$—	$(15)	$0

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	942,456,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$9,171	(e)	$—	$(9,171	)(f)(g)	$0

(e) Represents market value of loaned securities at period end.

(f) The Fund received cash collateral of approximately $3,500,000, of which approximately $3,320,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $180,000, which is not reflected in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $6,980,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(g) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$3,500	$—	$—	$—	$3,500
Total Borrowings	$3,500	$—	$—	$—	$3,500
Gross amount of recognized liabilities for securities lending transactions					$3,500

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2022, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.75% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares and 0.95% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $1,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $779,686,000 and $708,049,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $138,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company/Issuer	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$482,779	$688,102	$1,093,651	$221
Canada Goose Holdings, Inc.	177,505	36,737	12,077	—
	$660,284	$724,839	$1,105,728	$221
Affiliated Investment Company/Issuer (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$77,230
Canada Goose Holdings, Inc.	(5,717)	(97,256)	99,192
	$(5,717)	$(97,256)	$176,422

During the six months ended June 30, 2022, the Fund incurred approximately $5,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$62,837	$1,866	$12

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$19,919	$(19,919)

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$129,318

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 33.6%.

K. Market Risk and Risks Relating to Certain Financial Instruments:
Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's actual management fee and total expense ratio were higher than but close to its peer group averages and contractual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

33

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIASAN
4877777 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

International Equity Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	16
Investment Advisory Agreement Approval	24
Liquidity Risk Management Program	26
U.S. Customer Privacy Notice	27
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Equity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

International Equity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Equity Portfolio Class I	$1,000.00	$826.50	$1,020.08	$4.30	$4.76	0.95%
International Equity Portfolio Class A	1,000.00	825.30	1,018.45	5.79	6.41	1.28
International Equity Portfolio Class L	1,000.00	822.50	1,015.87	8.13	9.00	1.80
International Equity Portfolio Class C	1,000.00	821.60	1,014.63	9.26	10.24	2.05
International Equity Portfolio Class R6(1)	1,000.00	826.40	1,020.28	4.12	4.56	0.91

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

International Equity Portfolio

	Shares	Value (000)
Common Stocks (98.3%)
Australia (0.7%)
Aristocrat Leisure Ltd.	455,870	$10,843
Belgium (0.4%)
KBC Group NV	123,744	6,962
Canada (6.2%)
Barrick Gold Corp. (a)	1,846,692	32,653
Constellation Software, Inc.	34,038	50,530
Tourmaline Oil Corp. (a)	287,923	14,971
		98,154
China (2.7%)
Minth Group Ltd. (b)	3,966,000	10,866
Tencent Holdings Ltd. (b)	703,400	31,840
		42,706
Denmark (2.7%)
Carlsberg AS Series B	222,023	28,375
Tryg AS	669,243	15,078
		43,453
Finland (0.5%)
Kone Oyj, Class B	173,464	8,291
France (16.8%)
AXA SA	1,096,765	25,052
L'Oreal SA	57,329	19,905
Legrand SA	244,731	18,171
LVMH Moet Hennessy Louis Vuitton SE	63,752	39,072
Pernod Ricard SA	97,039	17,940
Safran SA	332,165	33,072
Sanofi	493,536	49,771
Teleperformance	47,684	14,724
Thales SA	210,110	25,797
Worldline SA (c)	638,753	23,825
		267,329
Germany (14.9%)
Adidas AG	106,470	18,912
Deutsche Boerse AG	210,970	35,428
Deutsche Post AG (Registered)	810,521	30,602
Fresenius SE & Co., KGaA	920,531	27,995
Henkel AG & Co., KGaA (Preference)	105,438	6,525
Infineon Technologies AG	742,363	18,058
Knorr-Bremse AG	283,579	16,242
MTU Aero Engines AG	143,362	26,263
QIAGEN NV (c)	215,837	10,148
SAP SE	505,214	46,050
		236,223
Hong Kong (2.9%)
AIA Group Ltd.	4,232,400	46,246
Italy (1.7%)
Moncler SpA	635,283	27,372
	Shares	Value (000)
Japan (6.3%)
FANUC Corp.	72,700	$11,395
Hoya Corp.	218,300	18,683
Keyence Corp.	23,500	8,059
Kirin Holdings Co. Ltd. (a)	2,062,900	32,588
Shiseido Co. Ltd.	708,600	28,561
		99,286
Korea, Republic of (1.3%)
Samsung Electronics Co. Ltd.	453,144	19,987
Netherlands (2.4%)
Heineken NV	412,956	37,588
Norway (0.6%)
Mowi ASA	426,975	9,764
Singapore (1.9%)
DBS Group Holdings Ltd.	1,388,900	29,719
Spain (1.6%)
Grifols SA (a)	1,309,728	24,838
Sweden (3.7%)
Atlas Copco AB, Class A	1,552,272	14,529
Epiroc AB, Class A	967,201	14,997
Hexagon AB, Class B	1,065,248	11,131
Svenska Handelsbanken AB, Class A	2,101,110	18,036
		58,693
Switzerland (6.8%)
Alcon, Inc.	118,237	8,291
Novartis AG (Registered)	292,320	24,783
Partners Group Holding AG	9,182	8,292
Roche Holding AG (Genusschein)	132,099	44,161
UBS Group AG (Registered)	1,394,221	22,540
		108,067
Taiwan (2.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	441,497	36,092
United Kingdom (21.9%)
Associated British Foods PLC	1,721,271	33,213
AstraZeneca PLC	207,310	27,349
British American Tobacco PLC	670,898	28,757
Experian PLC	422,715	12,411
Hiscox Ltd.	1,231,778	14,186
Imperial Brands PLC	1,531,411	34,285
Legal & General Group PLC	5,265,239	15,393
Prudential PLC	3,052,933	37,976
Reckitt Benckiser Group PLC	789,021	59,344
RELX PLC (Euronext NV)	596,934	16,143
RELX PLC (LSE)	527,744	14,329
Shell PLC	1,521,915	39,635
St. James's Place PLC	1,103,046	14,842
		347,863
Total Common Stocks (Cost $1,393,548)		1,559,476

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

International Equity Portfolio

	Shares	Value (000)
Short-Term Investments (2.2%)
Securities held as Collateral on Loaned Securities (0.3%)
Investment Company (0.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	3,838,685	$3,839
	Face Amount (000)
Repurchase Agreements (0.1%)
HSBC Securities USA, Inc., (1.50%, dated 6/30/22, due 7/1/22; proceeds $300; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 2/15/23 - 5/15/32; valued at $306)	$300	300
Merrill Lynch & Co., Inc., (1.46%, dated 6/30/22, due 7/1/22; proceeds $580; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $592)	580	580
		880
Total Securities held as Collateral on Loaned Securities (Cost $4,719)		4,719
	Shares
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $29,459)	29,459,032	29,459
Total Short-Term Investments (Cost $34,178)		34,178
Total Investments (100.5%) (Cost $1,427,726) Including $24,755 of Securities Loaned (d)(e)		1,593,654
Liabilities in Excess of Other Assets (–0.5%)		(7,897)
Net Assets (100.0%)		$1,585,757

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  All or a portion of this security was on loan at June 30, 2022.

(b)  Security trades on the Hong Kong exchange.

(c)  Non-income producing security.

(d)  The approximate fair value and percentage of net assets, $1,425,230,000 and 89.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(e)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $322,160,000 and the aggregate gross unrealized depreciation is approximately $156,232,000, resulting in net unrealized appreciation of approximately $165,928,000.

ADR  American Depositary Receipt.

Euronext NV  Euronext Amsterdam Stock Market.

LSE  London Stock Exchange.

Portfolio Composition*

Classification	Percentage of Total Investments
Others**	51.8%
Insurance	9.7
Pharmaceuticals	9.2
Beverages	7.3
Software	6.1
Textiles, Apparel & Luxury Goods	5.4
Aerospace & Defense	5.4
Capital Markets	5.1
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $1,394,428)	$1,560,356
Investment in Security of Affiliated Issuer, at Value (Cost $33,298)	33,298
Total Investments in Securities, at Value (Cost $1,427,726)	1,593,654
Foreign Currency, at Value (Cost $1,327)	1,371
Cash from Securities Lending	256
Receivable for Investments Sold	7,863
Tax Reclaim Receivable	4,775
Dividends Receivable	1,287
Receivable for Fund Shares Sold	187
Receivable from Securities Lending Income	21
Receivable from Affiliate	16
Other Assets	197
Total Assets	1,609,627
Liabilities:
Payable for Investments Purchased	14,447
Collateral on Securities Loaned, at Value	4,975
Payable for Advisory Fees	3,201
Payable for Fund Shares Redeemed	681
Payable for Sub Transfer Agency Fees — Class I	234
Payable for Sub Transfer Agency Fees — Class A	11
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Administration Fees	108
Payable for Custodian Fees	81
Payable for Shareholder Services Fees — Class A	10
Payable for Distribution and Shareholder Services Fees — Class H	3
Payable for Distribution and Shareholder Services Fees — Class L	3
Payable for Distribution and Shareholder Services Fees — Class C	1
Payable for Transfer Agency Fees — Class I	6
Payable for Transfer Agency Fees — Class A	3
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6*	1
Payable for Professional Fees	7
Other Liabilities	95
Total Liabilities	22,870
Net Assets	$1,585,757
Net Assets Consist of:
Paid-in-Capital	$1,320,834
Total Distributable Earnings	264,923
Net Assets	$1,585,757

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

International Equity Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$1,187,718
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	94,426,171
Net Asset Value, Offering and Redemption Price Per Share	$12.58
CLASS A:
Net Assets	$45,784
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,658,389
Net Asset Value, Redemption Price Per Share	$12.51
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.69
Maximum Offering Price Per Share	$13.20
CLASS L:
Net Assets	$4,009
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	326,384
Net Asset Value, Offering and Redemption Price Per Share	$12.28
CLASS C:
Net Assets	$790
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	65,685
Net Asset Value, Offering and Redemption Price Per Share	$12.02
CLASS R6:*
Net Assets	$347,456
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	27,636,894
Net Asset Value, Offering and Redemption Price Per Share	$12.57
(1) Including: Securities on Loan, at Value:	$24,755

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

International Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3,448 of Foreign Taxes Withheld)	$31,294
Income from Securities Loaned — Net	126
Dividends from Security of Affiliated Issuer (Note G)	34
Total Investment Income	31,454
Expenses:
Advisory Fees (Note B)	7,343
Sub Transfer Agency Fees — Class I	710
Sub Transfer Agency Fees — Class A	27
Sub Transfer Agency Fees — Class L	2
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	734
Custodian Fees (Note F)	126
Shareholder Services Fees — Class A (Note D)	65
Distribution and Shareholder Services Fees — Class L (Note D)	18
Distribution and Shareholder Services Fees — Class C (Note D)	4
Professional Fees	53
Registration Fees	38
Shareholder Reporting Fees	35
Transfer Agency Fees — Class I (Note E)	10
Transfer Agency Fees — Class A (Note E)	5
Transfer Agency Fees — Class L (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6 (Note E)*	2
Directors' Fees and Expenses	14
Pricing Fees	2
Other Expenses	23
Total Expenses	9,214
Reimbursement of Class Specific Expenses — Class I (Note B)	(445)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6 (Note B)*	(2)
Waiver of Advisory Fees (Note B)	(14)
Rebate from Morgan Stanley Affiliate (Note G)	(14)
Net Expenses	8,738
Net Investment Income	22,716
Realized Gain (Loss):
Investments Sold	71,067
Foreign Currency Translation	(262)
Net Realized Gain	70,805
Change in Unrealized Appreciation (Depreciation):
Investments	(441,384)
Foreign Currency Translation	(444)
Net Change in Unrealized Appreciation (Depreciation)	(441,828)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(371,023)
Net Decrease in Net Assets Resulting from Operations	$(348,307)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

International Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$22,716	$37,670
Net Realized Gain	70,805	181,831
Net Change in Unrealized Appreciation (Depreciation)	(441,828)	(131,589)
Net Increase (Decrease) in Net Assets Resulting from Operations	(348,307)	87,912
Dividends and Distributions to Shareholders:
Class I	—	(152,453)
Class A	—	(5,746)
Class L	—	(485)
Class C	—	(85)
Class R6*	—	(44,255)
Total Dividends and Distributions to Shareholders	—	(203,024)
Capital Share Transactions:(1)
Class I:
Subscribed	67,167	115,427
Distributions Reinvested	—	148,748
Redeemed	(150,215)	(304,337)
Class A:
Subscribed	1,631	9,597
Distributions Reinvested	—	5,586
Redeemed	(4,569)	(13,561)
Class L:
Exchanged	63	37
Distributions Reinvested	—	480
Redeemed	(530)	(338)
Class C:
Subscribed	132	293
Distributions Reinvested	—	85
Redeemed	(107)	(166)
Class R6:*
Subscribed	7,061	51,194
Distributions Reinvested	—	36,257
Redeemed	(36,753)	(77,257)
Net Decrease in Net Assets Resulting from Capital Share Transactions	(116,120)	(27,955)
Total Decrease in Net Assets	(464,427)	(143,067)
Net Assets:
Beginning of Period	2,050,184	2,193,251
End of Period	$1,585,757	$2,050,184

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

International Equity Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,901	6,892
Shares Issued on Distributions Reinvested	—	10,085
Shares Redeemed	(11,090)	(18,714)
Net Decrease in Class I Shares Outstanding	(6,189)	(1,737)
Class A:
Shares Subscribed	118	577
Shares Issued on Distributions Reinvested	—	380
Shares Redeemed	(331)	(821)
Net Increase (Decrease) in Class A Shares Outstanding	(213)	136
Class L:
Shares Exchanged	5	3
Shares Issued on Distributions Reinvested	—	33
Shares Redeemed	(40)	(21)
Net Increase (Decrease) in Class L Shares Outstanding	(35)	15
Class C:
Shares Subscribed	10	18
Shares Issued on Distributions Reinvested	—	6
Shares Redeemed	(8)	(10)
Net Increase in Class C Shares Outstanding	2	14
Class R6:*
Shares Subscribed	497	3,071
Shares Issued on Distributions Reinvested	—	2,460
Shares Redeemed	(2,664)	(4,636)
Net Increase (Decrease) in Class R6 Shares* Outstanding	(2,167)	895

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

International Equity Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$15.22		$16.20		$14.74		$13.49		$17.97		$14.64
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.17		0.29		0.18		0.28		0.31		0.26
Net Realized and Unrealized Gain (Loss)	(2.81)		0.34		1.50		2.47		(2.78)		3.41
Total from Investment Operations	(2.64)		0.63		1.68		2.75		(2.47)		3.67
Distributions from and/or in Excess of:
Net Investment Income	—		(0.33)		(0.22)		(0.32)		(0.39)		(0.34)
Net Realized Gain	—		(1.28)		—		(1.18)		(1.62)		—
Total Distributions	—		(1.61)		(0.22)		(1.50)		(2.01)		(0.34)
Redemption Fees	—		—		—		0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$12.58		$15.22		$16.20		$14.74		$13.49		$17.97
Total Return(3)	(17.35	)%(6)	4.19%		11.42%		20.37%		(13.80)%		25.17%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,187,718		$1,531,709		$1,658,464		$1,539,709		$1,725,392		$1,691,807
Ratio of Expenses Before Expense Limitation	1.02	%(7)	1.01%		1.00%		1.00%		0.99%		0.99%
Ratio of Expenses After Expense Limitation	0.95	%(4)(7)	0.95	%(4)	0.95	%(4)	0.95	%(4)	0.95	%(4)	0.95	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.95	%(4)	N/A		N/A
Ratio of Net Investment Income	2.49	%(4)(7)	1.70	%(4)	1.28	%(4)	1.86	%(4)	1.82	%(4)	1.54	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	23	%(6)	20%		20%		20%		34%		18%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

International Equity Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$15.17		$16.15		$14.67		$13.42		$17.75		$14.46
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.15		0.25		0.11		0.24		0.32		0.19
Net Realized and Unrealized Gain (Loss)	(2.81)		0.36		1.50		2.46		(2.82)		3.38
Total from Investment Operations	(2.66)		0.61		1.61		2.70		(2.50)		3.57
Distributions from and/or in Excess of:
Net Investment Income	—		(0.31)		(0.13)		(0.27)		(0.21)		(0.28)
Net Realized Gain	—		(1.28)		—		(1.18)		(1.62)		—
Total Distributions	—		(1.59)		(0.13)		(1.45)		(1.83)		(0.28)
Redemption Fees	—		—		—		0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$12.51		$15.17		$16.15		$14.67		$13.42		$17.75
Total Return(3)	(17.47	)%(6)	4.07%		11.00%		20.11%		(14.13)%		24.77%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$45,784		$58,739		$60,346		$212,578		$244,622		$1,231,279
Ratio of Expenses Before Expense Limitation	1.28	%(7)	1.07%		1.43%		1.25%		1.31%		1.31%
Ratio of Expenses After Expense Limitation	1.28	%(4)(7)	1.07	%(4)	1.30	%(4)	1.25	%(4)	1.30	%(4)	1.30	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.25	%(4)	N/A		N/A
Ratio of Net Investment Income	2.14	%(4)(7)	1.57	%(4)	0.80	%(4)	1.62	%(4)	1.83	%(4)	1.16	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	23	%(6)	20%		20%		20%		34%		18%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

International Equity Portfolio

	Class L
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$14.93		$15.91		$14.50		$13.28		$17.70		$14.43
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.11		0.14		0.06		0.15		0.10		0.11
Net Realized and Unrealized Gain (Loss)	(2.76)		0.35		1.45		2.44		(2.66)		3.35
Total from Investment Operations	(2.65)		0.49		1.51		2.59		(2.56)		3.46
Distributions from and/or in Excess of:
Net Investment Income	—		(0.19)		(0.10)		(0.19)		(0.24)		(0.19)
Net Realized Gain	—		(1.28)		—		(1.18)		(1.62)		—
Total Distributions	—		(1.47)		(0.10)		(1.37)		(1.86)		(0.19)
Redemption Fees	—		—		—		0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$12.28		$14.93		$15.91		$14.50		$13.28		$17.70
Total Return(3)	(17.75	)%(6)	3.34%		10.40%		19.48%		(14.49)%		24.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,009		$5,394		$5,513		$5,888		$6,022		$7,099
Ratio of Expenses Before Expense Limitation	1.81	%(7)	1.79%		1.83%		1.79%		N/A%		1.90%
Ratio of Expenses After Expense Limitation	1.80	%(4)(7)	1.79	%(4)	1.80	%(4)	1.78	%(4)	1.72	%(4)	1.80	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		1.78	%(4)	N/A		N/A
Ratio of Net Investment Income	1.62	%(4)(7)	0.88	%(4)	0.41	%(4)	1.06	%(4)	1.17	%(4)	0.69	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	23	%(6)	20%		20%		20%		34%		18%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

International Equity Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$14.63		$15.64		$14.26		$13.08		$17.51		$14.31
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.09		0.09		0.02		0.10		0.05		0.04
Net Realized and Unrealized Gain (Loss)	(2.70)		0.34		1.43		2.41		(2.64)		3.35
Total from Investment Operations	(2.61)		0.43		1.45		2.51		(2.59)		3.39
Distributions from and/or in Excess of:
Net Investment Income	—		(0.16)		(0.07)		(0.15)		(0.22)		(0.19)
Net Realized Gain	—		(1.28)		—		(1.18)		(1.62)		—
Total Distributions	—		(1.44)		(0.07)		(1.33)		(1.84)		(0.19)
Redemption Fees	—		—		—		0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$12.02		$14.63		$15.64		$14.26		$13.08		$17.51
Total Return(3)	(17.84	)%(6)	3.02%		10.17%		19.18%		(14.82)%		23.78%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$790		$929		$776		$674		$787		$677
Ratio of Expenses Before Expense Limitation	2.33	%(7)	2.33%		2.41%		2.35%		2.27%		2.41%
Ratio of Expenses After Expense Limitation	2.05	%(4)(7)	2.05	%(4)	2.05	%(4)	2.05	%(4)	2.05	%(4)	2.05	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		2.05	%(4)	N/A		N/A
Ratio of Net Investment Income	1.36	%(4)(7)	0.58	%(4)	0.15	%(4)	0.73	%(4)	0.83	%(4)	0.22	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	23	%(6)	20%		20%		20%		34%		18%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

International Equity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$15.21		$16.19		$14.74		$13.48		$17.97		$14.64
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.17		0.30		0.18		0.29		0.38		0.26
Net Realized and Unrealized Gain (Loss)	(2.81)		0.33		1.50		2.48		(2.86)		3.42
Total from Investment Operations	(2.64)		0.63		1.68		2.77		(2.48)		3.68
Distributions from and/or in Excess of:
Net Investment Income	—		(0.33)		(0.23)		(0.33)		(0.39)		(0.35)
Net Realized Gain	—		(1.28)		—		(1.18)		(1.62)		—
Total Distributions	—		(1.61)		(0.23)		(1.51)		(2.01)		(0.35)
Redemption Fees	—		—		—		0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$12.57		$15.21		$16.19		$14.74		$13.48		$17.97
Total Return(4)	(17.36	)%(7)	4.24%		11.39%		20.42%		(13.76)%		25.22%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$347,456		$453,413		$468,152		$456,618		$462,752		$1,230,104
Ratio of Expenses Before Expense Limitation	0.91	%(8)	0.91%		0.91%		0.91%		N/A%		0.91%
Ratio of Expenses After Expense Limitation	0.91	%(5)(8)	0.91	%(5)	0.91	%(5)	0.91	%(5)	0.90	%(5)	0.91	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		N/A		N/A		0.91	%(5)	N/A		N/A
Ratio of Net Investment Income	2.48	%(5)(8)	1.76	%(5)	1.31	%(5)	1.94	%(5)	2.19	%(5)	1.52	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	23	%(7)	20%		20%		20%		34%		18%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the International Equity Portfolio. The Fund seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Limited ("MSIM Limited") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$—	$85,132	$—	$85,132
Air Freight & Logistics	—	30,602	—	30,602
Auto Components	—	10,866	—	10,866
Banks	—	54,717	—	54,717
Beverages	—	116,491	—	116,491
Biotechnology	—	24,838	—	24,838
Capital Markets	—	81,102	—	81,102
Electrical Equipment	—	18,171	—	18,171
Electronic Equipment, Instruments & Components	—	19,190	—	19,190
Food Products	—	42,977	—	42,977
Health Care Equipment & Supplies	—	26,974	—	26,974
Health Care Providers & Services	—	27,995	—	27,995
Hotels, Restaurants & Leisure	—	10,843	—	10,843
Household Products	—	65,869	—	65,869
Information Technology Services	—	23,825	—	23,825
Insurance	—	153,931	—	153,931
Interactive Media & Services	—	31,840	—	31,840
Life Sciences Tools & Services	—	10,148	—	10,148
Machinery	—	65,454	—	65,454
Metals & Mining	32,653	—	—	32,653
Oil, Gas & Consumable Fuels	14,971	39,635	—	54,606
Personal Products	—	48,466	—	48,466
Pharmaceuticals	—	146,064	—	146,064
Professional Services	—	57,607	—	57,607
Semiconductors & Semiconductor Equipment	36,092	18,058	—	54,150
Software	50,530	46,050	—	96,580
Tech Hardware, Storage & Peripherals	—	19,987	—	19,987
Textiles, Apparel & Luxury Goods	—	85,356	—	85,356
Tobacco	—	63,042	—	63,042
Total Common Stocks	134,246	1,425,230	—	1,559,476
Short-Term Investments
Investment Company	33,298	—	—	33,298
Repurchase Agreements	—	880	—	880
Total Short-Term Investments	33,298	880	—	34,178
Total Assets	$167,544	$1,426,110	$—	$1,593,654
Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$24,755	(a)	$—	$(24,755	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $4,975,000, of which approximately $4,719,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $256,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $20,985,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$4,975	$—	$—	$—	$4,975
Total Borrowings	$4,975	$—	$—	$—	$4,975
Gross amount of recognized liabilities for securities lending transactions					$4,975

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $3 billion	Over $3 billion
0.80%	0.75%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.80% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 1.80% for Class L shares, 2.05% for Class C shares and 0.91% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $14,000 of advisory fees were waived and approximately $448,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $414,713,000 and $495,297,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities

Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $14,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$35,759	$241,335	$243,796	$34
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$33,298

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$50,803	$152,221	$29,392	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$3,488	$42,749

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2021, the Fund intends to defer to January 1, 2022 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$88

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 54.6%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Limited
25 Cabot Square, Canary Wharf
London, E14 4QA, England

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIESAN
4873232 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

International Opportunity Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	17
Investment Advisory Agreement Approval	28
Liquidity Risk Management Program	30
U.S. Customer Privacy Notice	31
Director and Officer Information	34

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in International Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Expense Example

International Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
International Opportunity Portfolio Class I	$1,000.00	$546.00	$1,019.84	$3.83	$5.01	1.00%
International Opportunity Portfolio Class A	1,000.00	545.20	1,018.10	5.17	6.76	1.35
International Opportunity Portfolio Class L	1,000.00	543.80	1,015.62	7.08	9.25	1.85
International Opportunity Portfolio Class C	1,000.00	543.30	1,014.63	7.84	10.24	2.05
International Opportunity Portfolio Class R6(1)	1,000.00	546.40	1,020.28	3.49	4.56	0.91
International Opportunity Portfolio Class IR	1,000.00	546.40	1,020.28	3.49	4.56	0.91

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments

International Opportunity Portfolio

	Shares	Value (000)
Common Stocks (97.7%)
Argentina (2.8%)
Globant SA (a)	264,300	$45,988
Brazil (2.0%)
Magazine Luiza SA	28,305,776	12,656
NU Holdings Ltd., Class A (a)	5,447,659	20,374
		33,030
Canada (5.0%)
Canada Goose Holdings, Inc. (a)	2,074,207	37,357
Shopify, Inc., Class A (a)	1,465,817	45,792
		83,149
China (12.9%)
Foshan Haitian Flavouring & Food Co. Ltd., Class A	1,661,888	22,494
Kuaishou Technology (a)(b)	3,221,600	36,207
Meituan, Class B (a)(b)	3,342,700	83,415
Tencent Holdings Ltd. (b)	589,800	26,697
Trip.com Group Ltd. ADR (a)	1,723,988	47,323
		216,136
Denmark (6.7%)
DSV AS	796,745	112,036
France (3.5%)
Hermes International	51,226	57,651
Germany (9.1%)
Adidas AG	357,524	63,507
HelloFresh SE (a)	1,689,531	55,121
Puma SE	503,212	33,386
		152,014
India (12.5%)
HDFC Bank Ltd.	7,461,585	127,810
ICICI Bank Ltd. ADR	4,586,971	81,374
		209,184
Italy (4.1%)
Moncler SpA	1,597,307	68,822
Japan (3.5%)
Change, Inc. (c)	716,500	11,393
Keyence Corp.	137,500	47,154
		58,547
Korea, Republic of (4.4%)
KakaoBank Corp. (a)(c)	1,151,432	26,899
NAVER Corp.	247,273	46,123
		73,022
Netherlands (5.0%)
Adyen NV (a)	30,357	43,809
ASML Holding NV	85,666	40,472
		84,281
Norway (1.3%)
AutoStore Holdings Ltd. (a)	10,656,703	15,444
Kahoot! ASA (a)(c)	3,482,317	6,470
		21,914
	Shares	Value (000)
Singapore (2.7%)
Grab Holdings Limited., Class A (a)	12,997,688	$32,884
Sea Ltd. ADR (a)	173,793	11,620
		44,504
Sweden (4.2%)
Evolution AB	539,665	49,369
Vitrolife AB	921,875	21,268
		70,637
Taiwan (2.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	2,940,000	47,118
United Kingdom (1.9%)
Deliveroo PLC (a)	19,155,694	21,207
Fevertree Drinks PLC	723,131	10,768
		31,975
United States (13.3%)
Coupang, Inc. (a)	5,595,613	71,344
Farfetch Ltd., Class A (a)	2,515,528	18,011
MercadoLibre, Inc. (a)	121,240	77,214
Spotify Technology SA (a)	584,266	54,822
		221,391
Total Common Stocks (Cost $1,974,341)		1,631,399
Investment Company (0.7%)
United States (0.7%)
Grayscale Bitcoin Trust (a) (Cost $45,837)	1,024,960	12,361
Short-Term Investments (1.0%)
Securities held as Collateral on Loaned Securities (0.0%) (d)
Investment Company (0.0%) (d)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	421,299	421
	Face Amount (000)
Repurchase Agreements (0.0%) (d)
HSBC Securities USA, Inc., (1.50%, dated 6/30/22, due 7/1/22; proceeds $33; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 2/15/23 - 5/15/32; valued at $34)	$33	33
Merrill Lynch & Co., Inc., (1.46%, dated 6/30/22, due 7/1/22; proceeds $64; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $65)	64	64
		97
Total Securities held as Collateral on Loaned Securities (Cost $518)		518

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

International Opportunity Portfolio

	Shares	Value (000)
Investment Company (1.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $15,928)	15,928,435	$15,928
	Total Short-Term Investments (Cost $16,446)	16,446
	Total Investments Excluding Purchased Options (99.4%) (Cost $2,036,624)	1,660,206
	Total Purchased Options Outstanding (0.0%) (d) (Cost $9,660)	24
	Total Investments (99.4%) (Cost $2,046,284) Including $33,813 of Securities Loaned (e)(f)(g)	1,660,230
	Other Assets in Excess of Liabilities (0.6%)	10,087
	Net Assets (100.0%)	$1,670,317

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2022.

(d)  Amount is less than 0.05%.

(e)  The approximate fair value and percentage of net assets, $1,074,640,000 and 64.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(f)  Securities are available for collateral in connection with purchased options.

(g)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $298,975,000 and the aggregate gross unrealized depreciation is approximately $685,029,000, resulting in net unrealized depreciation of approximately $386,054,000.

ADR  American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	952,422,356	952,422	$21	$6,469	$(6,448)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	601,605,554	601,606	3	3,191	(3,188)
							$24	$9,660	$(9,636)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Others**	19.1%
Internet & Direct Marketing Retail	16.3
Textiles, Apparel & Luxury Goods	15.7
Banks	15.5
Information Technology Services	8.9
Air Freight & Logistics	6.8
Interactive Media & Services	6.6
Hotels, Restaurants & Leisure	5.8
Semiconductors & Semiconductor Equipment	5.3
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

International Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $2,029,935)	$1,643,881
Investment in Security of Affiliated Issuer, at Value (Cost $16,349)	16,349
Total Investments in Securities, at Value (Cost $2,046,284)	1,660,230
Foreign Currency, at Value (Cost $214)	216
Cash from Securities Lending	28
Receivable for Investments Sold	18,250
Receivable for Fund Shares Sold	3,032
Dividends Receivable	1,532
Tax Reclaim Receivable	640
Receivable from Securities Lending Income	42
Receivable from Affiliate	16
Other Assets	259
Total Assets	1,684,245
Liabilities:
Payable for Fund Shares Redeemed	6,291
Payable for Advisory Fees	3,601
Deferred Capital Gain Country Tax	1,803
Payable for Sub Transfer Agency Fees — Class I	806
Payable for Sub Transfer Agency Fees — Class A	201
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	19
Collateral on Securities Loaned, at Value	546
Payable for Custodian Fees	229
Payable for Administration Fees	120
Payable for Transfer Agency Fees — Class I	81
Payable for Transfer Agency Fees — Class A	4
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	6
Payable for Transfer Agency Fees — Class R6*	5
Payable for Transfer Agency Fees — Class IR	—	@
Payable for Shareholder Services Fees — Class A	59
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	34
Due to Broker	80
Payable for Professional Fees	7
Other Liabilities	36
Total Liabilities	13,928
Net Assets	$1,670,317
Net Assets Consist of:
Paid-in-Capital	$2,233,846
Total Accumulated Loss	(563,529)
Net Assets	$1,670,317

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

International Opportunity Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$1,115,400
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	53,141,050
Net Asset Value, Offering and Redemption Price Per Share	$20.99
CLASS A:
Net Assets	$268,930
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	13,159,722
Net Asset Value, Redemption Price Per Share	$20.44
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.13
Maximum Offering Price Per Share	$21.57
CLASS L:
Net Assets	$199
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,273
Net Asset Value, Offering and Redemption Price Per Share	$19.36
CLASS C:
Net Assets	$39,009
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,046,911
Net Asset Value, Offering and Redemption Price Per Share	$19.06
CLASS R6:*
Net Assets	$130,390
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	6,185,406
Net Asset Value, Offering and Redemption Price Per Share	$21.08
CLASS IR:
Net Assets	$116,389
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,519,758
Net Asset Value, Offering and Redemption Price Per Share	$21.09
(1) Including: Securities on Loan, at Value:	$33,813

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

International Opportunity Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $1,369 of Foreign Taxes Withheld)	$9,131
Income from Securities Loaned — Net	1,157
Non-Cash Dividends from Securities of Unaffiliated Issuers	584
Dividends from Security of Affiliated Issuer (Note G)	46
Total Investment Income	10,918
Expenses:
Advisory Fees (Note B)	10,392
Sub Transfer Agency Fees — Class I	1,656
Sub Transfer Agency Fees — Class A	402
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	34
Administration Fees (Note C)	1,082
Shareholder Services Fees — Class A (Note D)	500
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	295
Custodian Fees (Note F)	395
Shareholder Reporting Fees	161
Registration Fees	114
Transfer Agency Fees — Class I (Note E)	64
Transfer Agency Fees — Class A (Note E)	7
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	9
Transfer Agency Fees — Class R6* (Note E)	11
Transfer Agency Fees — Class IR (Note E)	1
Professional Fees	75
Directors' Fees and Expenses	23
Pricing Fees	1
Other Expenses	44
Total Expenses	15,268
Reimbursement of Class Specific Expenses — Class I (Note B)	(825)
Reimbursement of Class Specific Expenses — Class A (Note B)	(27)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(7)
Rebate from Morgan Stanley Affiliate (Note G)	(25)
Net Expenses	14,383
Net Investment Loss	(3,465)
Realized Loss:
Investments Sold (Net of $1,325 of Capital Gain Country Tax)	(269,847)
Foreign Currency Translation	(185)
Net Realized Loss	(270,032)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $2,755)	(1,453,187)
Investments in Affiliates	(44,737)
Foreign Currency Translation	(64)
Net Change in Unrealized Appreciation (Depreciation)	(1,497,988)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(1,768,020)
Net Decrease in Net Assets Resulting from Operations	$(1,771,485)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

International Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(3,465)	$(36,022)
Net Realized Gain (Loss)	(270,032)	203,008
Net Change in Unrealized Appreciation (Depreciation)	(1,497,988)	(446,887)
Net Decrease in Net Assets Resulting from Operations	(1,771,485)	(279,901)
Dividends and Distributions to Shareholders:
Class I	—	(68,830)
Class A	—	(14,095)
Class L	—	(10)
Class C	—	(2,116)
Class R6*	—	(2,776)
Class IR	—	(2,945)
Total Dividends and Distributions to Shareholders	—	(90,772)
Capital Share Transactions:(1)
Class I:
Subscribed	346,627	1,452,927
Distributions Reinvested	—	67,721
Redeemed	(1,172,755)	(1,162,793)
Class A:
Subscribed	27,197	227,617
Distributions Reinvested	—	13,921
Redeemed	(133,233)	(228,996)
Class L:
Exchanged	29	20
Distributions Reinvested	—	10
Redeemed	(78)	(79)
Class C:
Subscribed	1,038	23,890
Distributions Reinvested	—	2,107
Redeemed	(14,763)	(16,273)
Class R6:*
Subscribed	126,982	73,335
Distributions Reinvested	—	2,776
Redeemed	(32,774)	(33,009)
Class IR:
Subscribed	60,000	—
Distributions Reinvested	—	2,945
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(791,730)	426,119
Redemption Fees	81	121
Total Increase (Decrease) in Net Assets	(2,563,134)	55,567
Net Assets:
Beginning of Period	4,233,451	4,177,884
End of Period	$1,670,317	$4,233,451

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

International Opportunity Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	12,106	33,926
Shares Issued on Distributions Reinvested	—	1,820
Shares Redeemed	(43,001)	(27,751)
Net Increase (Decrease) in Class I Shares Outstanding	(30,895)	7,995
Class A:
Shares Subscribed	987	5,388
Shares Issued on Distributions Reinvested	—	384
Shares Redeemed	(4,852)	(5,604)
Net Increase (Decrease) in Class A Shares Outstanding	(3,865)	168
Class L:
Shares Exchanged	2	1
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(4)	(2)
Net Decrease in Class L Shares Outstanding	(2)	(1)
Class C:
Shares Subscribed	40	597
Shares Issued on Distributions Reinvested	—	62
Shares Redeemed	(602)	(423)
Net Increase (Decrease) in Class C Shares Outstanding	(562)	236
Class R6:*
Shares Subscribed	4,195	1,686
Shares Issued on Distributions Reinvested	—	74
Shares Redeemed	(1,424)	(776)
Net Increase in Class R6 Shares Outstanding	2,771	984
Class IR:
Shares Subscribed	1,851	—
Shares Issued on Distributions Reinvested	—	79
Net Increase in Class IR Shares Outstanding	1,851	79

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

International Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$38.44		$41.46		$26.73		$19.77		$22.52		$14.93
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.30)		(0.22)		(0.04)		(0.04)		(0.08)
Net Realized and Unrealized Gain (Loss)	(17.42)		(1.90)		15.05		7.00		(2.66)		8.04
Total from Investment Operations	(17.45)		(2.20)		14.83		6.96		(2.70)		7.96
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.82)		(0.10)		—		(0.05)		(0.37)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$20.99		$38.44		$41.46		$26.73		$19.77		$22.52
Total Return(4)	(45.40	)%(7)	(5.24)%		55.49%		35.20%		(12.04)%		53.38%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,115,400		$3,229,961		$3,152,320		$1,284,678		$649,580		$358,141
Ratio of Expenses Before Expense Limitation	1.09	%(8)	0.99%		0.98%		1.03%		1.04%		1.10%
Ratio of Expenses After Expense Limitation	1.00	%(5)(8)	0.99	%(5)	0.97	%(5)	0.99	%(5)	0.99	%(5)	0.98	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.99	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.20	)%(5)(8)	(0.70	)%(5)	(0.70	)%(5)	(0.15	)%(5)	(0.19	)%(5)	(0.42	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.02%
Portfolio Turnover Rate	14	%(7)	36%		25%		20%		36%		30%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

International Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$37.49		$40.57		$26.23		$19.46		$22.25		$14.79
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.07)		(0.41)		(0.30)		(0.10)		(0.11)		(0.15)
Net Realized and Unrealized Gain (Loss)	(16.98)		(1.85)		14.74		6.87		(2.63)		7.98
Total from Investment Operations	(17.05)		(2.26)		14.44		6.77		(2.74)		7.83
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.82)		(0.10)		—		(0.05)		(0.37)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$20.44		$37.49		$40.57		$26.23		$19.46		$22.25
Total Return(4)	(45.48	)%(7)	(5.50)%		55.06%		34.79%		(12.36)%		53.01%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$268,930		$638,203		$683,897		$336,109		$223,098		$186,988
Ratio of Expenses Before Expense Limitation	1.36	%(8)	1.28%		1.26%		1.30%		1.34%		1.36%
Ratio of Expenses After Expense Limitation	1.35	%(5)(8)	1.28	%(5)	1.25	%(5)	1.29	%(5)	1.33	%(5)	1.27	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.28	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.54	)%(5)(8)	(0.99	)%(5)	(0.96	)%(5)	(0.44	)%(5)	(0.51	)%(5)	(0.74	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.02%
Portfolio Turnover Rate	14	%(7)	36%		25%		20%		36%		30%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

International Opportunity Portfolio

	Class L
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$35.60		$38.79		$25.23		$18.82		$21.63		$14.47
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.13)		(0.62)		(0.44)		(0.23)		(0.22)		(0.22)
Net Realized and Unrealized Gain (Loss)	(16.11)		(1.75)		14.10		6.64		(2.54)		7.75
Total from Investment Operations	(16.24)		(2.37)		13.66		6.41		(2.76)		7.53
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.82)		(0.10)		—		(0.05)		(0.37)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$19.36		$35.60		$38.79		$25.23		$18.82		$21.63
Total Return(4)	(45.62	)%(7)	(6.04)%		54.15%		34.06%		(12.81)%		52.11%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$199		$448		$533		$512		$382		$364
Ratio of Expenses Before Expense Limitation	2.40	%(8)	2.15%		2.14%		2.19%		2.28%		2.51%
Ratio of Expenses After Expense Limitation	1.85	%(5)(8)	1.85	%(5)	1.84	%(5)	1.84	%(5)	1.84	%(5)	1.84	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.85	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.02	)%(5)(8)	(1.56	)%(5)	(1.54	)%(5)	(0.99	)%(5)	(1.02	)%(5)	(1.16	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	14	%(7)	36%		25%		20%		36%		30%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

International Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$35.08		$38.29		$24.94		$18.63		$21.46		$14.39
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.16)		(0.66)		(0.48)		(0.26)		(0.27)		(0.29)
Net Realized and Unrealized Gain (Loss)	(15.86)		(1.73)		13.93		6.57		(2.51)		7.73
Total from Investment Operations	(16.02)		(2.39)		13.45		6.31		(2.78)		7.44
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.82)		(0.10)		—		(0.05)		(0.37)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$19.06		$35.08		$38.29		$24.94		$18.63		$21.46
Total Return(4)	(45.67	)%(7)	(6.17)%		53.94%		33.87%		(13.00)%		51.77%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$39,009		$91,503		$90,845		$53,257		$35,297		$23,334
Ratio of Expenses Before Expense Limitation	2.05	%(8)	1.98%		1.98%		2.03%		2.06%		2.10%
Ratio of Expenses After Expense Limitation	2.05	%(5)(8)	1.98	%(5)	1.97	%(5)	2.02	%(5)	2.04	%(5)	2.01	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.98	%(5)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.24	)%(5)(8)	(1.69	)%(5)	(1.68	)%(5)	(1.17	)%(5)	(1.24	)%(5)	(1.45	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.02%
Portfolio Turnover Rate	14	%(7)	36%		25%		20%		36%		30%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

International Opportunity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(2)		2019(2)		2018(2)		2017(2)
Net Asset Value, Beginning of Period	$38.58		$41.56		$26.77		$19.79		$22.54		$14.94
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.01)		(0.25)		(0.18)		(0.02)		0.02		(0.12)
Net Realized and Unrealized Gain (Loss)	(17.49)		(1.91)		15.07		7.00		(2.72)		8.09
Total from Investment Operations	(17.50)		(2.16)		14.89		6.98		(2.70)		7.97
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.82)		(0.10)		—		(0.05)		(0.37)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$21.08		$38.58		$41.56		$26.77		$19.79		$22.54
Total Return(5)	(45.36	)%(8)	(5.13)%		55.63%		35.27%		(12.03)%		53.41%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$130,390		$131,721		$101,008		$50,083		$14,016		$57,629
Ratio of Expenses Before Expense Limitation	0.93	%(9)	0.90%		0.90%		0.98%		0.95%		1.03%
Ratio of Expenses After Expense Limitation	0.91	%(6)(9)	0.88	%(6)	0.88	%(6)	0.91	%(6)	0.92	%(6)	0.92	%(6)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.88	%(6)	N/A		N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	(0.05	)%(6)(9)	(0.59	)%(6)	(0.59	)%(6)	(0.07	)%(6)	0.09	%(6)	(0.56	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.02%		0.02%
Portfolio Turnover Rate	14	%(8)	36%		25%		20%		36%		30%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

International Opportunity Portfolio

	Class IR
	Six Months Ended June 30, 2022		Year Ended December 31,						Period from June 15, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		December 31, 2018(1)
Net Asset Value, Beginning of Period	$38.60		$41.58		$26.78		$19.79		$25.37
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.00	)(4)	(0.25)		(0.19)		(0.02)		(0.06)
Net Realized and Unrealized Gain Gain (Loss)	(17.51)		(1.91)		15.09		7.01		(5.47)
Total from Investment Operations	(17.51)		(2.16)		14.90		6.99		(5.53)
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.82)		(0.10)		—		(0.05)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$21.09		$38.60		$41.58		$26.78		$19.79
Total Return(5)	(45.36	)%(8)	(5.13)%		55.64%		35.32%		(21.84	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$116,389		$141,615		$149,281		$110,401		$81,592
Ratio of Expenses Before Expense Limitation	0.91	%(9)	0.88%		0.89%		0.93%		0.95	%(9)
Ratio of Expenses After Expense Limitation	0.91	%(6)(9)	0.88	%(6)	0.88	%(6)	0.91	%(6)	0.93	%(6)(9)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	N/A		0.88	%(6)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.03	)%(6)(9)	(0.59	)%(6)	(0.60	)%(6)	(0.07	)%(6)	(0.46	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.01	%(9)
Portfolio Turnover Rate	14	%(8)	36%		25%		20%		36%

(1)  Not consolidated.

(2)  Commencement of Offering.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the International Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. On April 30, 2015 the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, International Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2022, the Subsidiary represented approximately $14,661,000 or approximately 0.88% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Air Freight & Logistics	$—	$112,036	$—	$112,036
Banks	101,748	154,709	—	256,457
Beverages	—	10,768	—	10,768
Biotechnology	—	21,268	—	21,268
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Electronic Equipment, Instruments & Components	$—	$47,154	$—	$47,154
Entertainment	66,442	6,470	—	72,912
Food & Staples Retailing	—	55,121	—	55,121
Food Products	—	22,494	—	22,494
Hotels, Restaurants & Leisure	47,323	49,369	—	96,692
Information Technology Services	91,780	55,202	—	146,982
Interactive Media & Services	—	109,027	—	109,027
Internet & Direct Marketing Retail	166,569	104,622	—	271,191
Machinery	—	15,444	—	15,444
Multi-Line Retail	12,656	—	—	12,656
Road & Rail	32,884	—	—	32,884
Semiconductors & Semiconductor Equipment	—	87,590	—	87,590
Textiles, Apparel & Luxury Goods	37,357	223,366	—	260,723
Total Common Stocks	556,759	1,074,640	—	1,631,399
Investment Company	12,361	—	—	12,361
Call Options Purchased	—	24	—	24
Short-Term Investments
Investment Company	16,349	—	—	16,349
Repurchase Agreements	—	97	—	97
Total Short-Term Investments	16,349	97	—	16,446
Total Assets	$585,469	$1,074,761	$—	$1,660,230

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives of Assets and Liabilities Location	Primary Risk Exposure	Consolidated Statement Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$24	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.
21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1,923	)(b)

(b) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities(c) (000)
Purchased Options	$24	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
JP Morgan Chase Bank NA	$24	$—	$(24)	$0

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	1,554,028,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$33,813	(e)	$—	$(33,813	)(f)(g)	$0

(e) Represents market value of loaned securities at period end.

(f) The Fund received cash collateral of approximately $546,000, of which approximately $518,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $28,000, which is not reflected in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $36,202,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(g) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$546	$—	$—	$—	$546
Total Borrowings	$546	$—	$—	$—	$546
Gross amount of recognized liabilities for securities lending transactions					$546

7.  Redemption Fees: The Fund will assess a 2% redemption fee, on Class I shares, Class A shares, Class L shares, Class C shares, Class R6 shares and Class IR shares which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2022, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.77% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.00% for Class I shares, 1.35% for Class A shares, 1.85% for Class L shares, 2.10% for Class C shares, 0.94% for Class R6 shares and 0.94% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $860,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the

Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $377,065,000 and $1,089,259,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $25,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$147,997	$621,679	$753,327	$46
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$16,349

During the six months ended June 30, 2022, the Fund incurred approximately $15,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$90,772	$—	$9,935

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$37,783	$(37,783)

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$105,904

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 25.5%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's actual management fee and total expense ratio were higher than but close to its peer group averages and contractual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

34

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIIIOSAN
4877800 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Multi-Asset Real Return Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	9
Consolidated Statement of Operations	11
Consolidated Statements of Changes in Net Assets	12
Consolidated Financial Highlights	13
Notes to Consolidated Financial Statements	17
Investment Advisory Agreement Approval	29
Liquidity Risk Management Program	31
U.S. Customer Privacy Notice	32
Director and Officer Information	35

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Multi-Asset Real Return Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Expense Example

Multi-Asset Real Return Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Multi-Asset Real Return Portfolio Class I	$1,000.00	$953.30	$1,021.03	$3.68	$3.81	0.76%
Multi-Asset Real Return Portfolio Class A	1,000.00	951.60	1,019.54	5.13	5.31	1.06
Multi-Asset Real Return Portfolio Class C	1,000.00	947.70	1,015.57	8.98	9.30	1.86
Multi-Asset Real Return Portfolio Class R6(1)	1,000.00	953.30	1,021.22	3.49	3.61	0.72

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments

Multi-Asset Real Return Portfolio

	Shares	Value (000)
Common Stocks (15.9%)
Australia (0.7%)
Evolution Mining Ltd.	20,806	$34
Gold Road Resources Ltd.	10,780	9
Newcrest Mining Ltd.	8,851	126
Newcrest Mining Ltd. (a)	944	13
Northern Star Resources Ltd.	13,276	62
Perseus Mining Ltd.	14,099	15
Ramelius Resources Ltd.	10,559	6
Regis Resources Ltd.	9,906	9
Resolute Mining Ltd. (b)	15,939	3
Silver Lake Resources Ltd. (b)	10,313	9
St. Barbara Ltd.	9,862	5
Westgold Resources Ltd.	4,937	4
		295
Austria (0.0%) (c)
OMV AG	352	16
Canada (3.6%)
Agnico-Eagle Mines Ltd. (NYSE)	2,569	118
Agnico Eagle Mines Ltd. (TSX)	2,607	119
Alamos Gold, Inc., Class A	4,888	34
Argonaut Gold, Inc. (a)(b)	4,144	1
B2Gold Corp.	13,047	44
Barrick Gold Corp.	18,280	323
Centerra Gold, Inc.	3,452	23
Dundee Precious Metals, Inc.	2,450	12
Eldorado Gold Corp. (b)	2,133	14
Endeavour Silver Corp. (b)	1,873	6
Equinox Gold Corp. (b)	3,303	15
First Majestic Silver Corp.	3,041	22
Fortuna Silver Mines, Inc. (a)(b)	2,195	6
Franco-Nevada Corp.	2,070	272
GoGold Resources, Inc. (b)	3,629	6
IAMGOLD Corp. (a)(b)	5,746	9
K92 Mining, Inc. (b)	2,565	15
Kinross Gold Corp.	18,331	66
New Gold, Inc. (b)	10,055	11
OceanaGold Corp. (b)	7,584	15
Osisko Gold Royalties Ltd.	2,053	21
Pan American Silver Corp.	2,533	50
Sandstorm Gold Ltd.	2,239	13
Silvercorp Metals, Inc.	2,106	5
SSR Mining, Inc.	2,439	41
Torex Gold Resources, Inc. (b)	971	8
Victoria Gold Corp. (b)	717	6
Wesdome Gold Mines Ltd. (b)	1,576	14
Wheaton Precious Metals Corp.	4,773	172
Yamana Gold, Inc.	11,023	51
		1,512
China (0.3%)
Zhaojin Mining Industry Co., Ltd. H Shares (b)(d)	33,863	29
Zijin Mining Group Co., Ltd. H Shares (d)	73,765	90
		119
	Shares	Value (000)
Finland (0.1%)
Neste Oyj	993	$44
France (0.7%)
TotalEnergies SE	5,904	311
Italy (0.2%)
Eni SpA	5,999	71
Tenaris SA	1,100	14
		85
Norway (0.3%)
Aker BP ASA	932	35
Equinor ASA	2,307	80
		115
Peru (0.0%) (c)
Cia de Minas Buenaventura SAA ADR	2,945	19
Portugal (0.0%) (c)
Galp Energia SGPS SA	1,162	14
South Africa (0.4%)
AngloGold Ashanti Ltd. ADR	4,586	68
DRDGOLD Ltd. ADR	1,024	6
Gold Fields Ltd. ADR	9,391	85
Harmony Gold Mining Co., Ltd. ADR (a)	6,633	21
		180
Spain (0.1%)
Repsol SA (a)	3,508	52
Sweden (0.1%)
Lundin Energy AB (a)	665	26
United Kingdom (1.8%)
BP PLC	46,725	219
Centamin PLC	13,459	13
Endeavour Mining PLC	2,989	62
Shell PLC	18,306	477
		771
United States (7.6%)
Acadia Realty Trust REIT	117	2
Agree Realty Corp. REIT	98	7
Alexander & Baldwin, Inc. REIT	98	2
Alexander's, Inc. REIT	3	1
Alexandria Real Estate Equities, Inc. REIT	202	29
American Assets Trust, Inc. REIT	70	2
American Campus Communities, Inc. REIT	215	14
American Homes 4 Rent, Class A REIT	443	16
Americold Realty Trust, Inc., REIT	373	11
Apartment Income Corp. REIT	232	10
Apartment Investment and Management Co., Class A REIT (b)	202	1
Apple Hospitality, Inc. REIT	330	5
Armada Hoffler Properties, Inc. REIT	81	1
AvalonBay Communities, Inc. REIT	218	42
Baker Hughes Co.	643	19
Boston Properties, Inc. REIT	230	20
Brandywine Realty Trust REIT	266	3
Brixmor Property Group, Inc. REIT	463	9
Broadstone Net Lease, Inc. REIT	227	5

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

	Shares	Value (000)
United States (cont'd)
Camden Property Trust REIT	151	$20
CareTrust, Inc. REIT	131	2
Centerspace REIT	17	1
Chatham Lodging Trust REIT (b)	64	1
Cheniere Energy, Inc.	185	25
Chevron Corp.	1,484	215
City Office, Inc. REIT	59	1
Coeur Mining, Inc. (b)	3,664	11
Community Healthcare Trust, Inc. REIT	31	1
ConocoPhillips	1,023	92
Corporate Office Properties Trust REIT	175	5
Coterra Energy, Inc.	603	16
Cousins Properties, Inc. REIT	232	7
CubeSmart REIT	304	13
Devon Energy Corp.	499	27
Diamondback Energy, Inc.	134	16
DiamondRock Hospitality Co. REIT (b)	327	3
Digital Realty Trust, Inc. REIT	436	57
DigitalBridge Group, Inc. REIT (b)	753	4
Diversified Healthcare Trust REIT	324	1
Douglas Emmett, Inc. REIT	273	6
Duke Realty Corp. REIT	582	32
Easterly Government Properties, Inc. REIT	112	2
EastGroup Properties, Inc. REIT	63	10
Empire State Realty Trust, Inc., Class A REIT	196	1
EOG Resources, Inc.	454	50
EPR Properties REIT	117	5
Equinix, Inc. REIT	138	91
Equity Commonwealth REIT (b)	190	5
Equity Lifestyle Properties, Inc. REIT	269	19
Equity Residential REIT	552	40
Essential Properties Realty Trust, Inc. REIT	166	4
Essex Property Trust, Inc. REIT	101	26
Extra Space Storage, Inc. REIT	205	35
Exxon Mobil Corp.	3,261	279
Federal Realty OP LP REIT	108	10
First Industrial Realty Trust, Inc. REIT	202	10
Four Corners Property Trust, Inc. REIT	118	3
Franklin Street Properties Corp., Class C REIT	138	1
Gaming and Leisure Properties, Inc. REIT	344	16
GEO Group, Inc. REIT (a)(b)	165	1
Getty Realty Corp. REIT	50	1
Gladstone Commercial Corp. REIT	48	1
Global Medical, Inc. REIT	76	1
Global Net Lease, Inc. REIT	121	2
Halliburton Co.	702	22
Healthcare Realty Trust, Inc. REIT	218	6
Healthcare Trust of America, Inc., Class A REIT	341	9
Healthpeak Properties, Inc. REIT	840	22
Hecla Mining Co.	5,917	23
Hess Corp.	217	23
Highwoods Properties, Inc. REIT	162	6
Host Hotels & Resorts, Inc. REIT	1,098	17
Hudson Pacific Properties, Inc. REIT	235	3
	Shares	Value (000)
Independence Realty Trust, Inc. REIT	159	$3
Industrial Logistics Properties Trust REIT	88	1
Innovative Industrial Properties, Inc. REIT	37	4
Invitation Homes, Inc. REIT	884	31
Iron Mountain, Inc. REIT	450	22
iStar, Inc. REIT	100	1
JBG SMITH Properties REIT	184	4
Kilroy Realty Corp. REIT	162	8
Kimco Realty Corp. REIT	907	18
Kinder Morgan, Inc.	1,566	26
Kite Realty Group Trust REIT	339	6
Life Storage, Inc. REIT	118	13
LTC Properties, Inc. REIT	53	2
LXP Industrial Trust REIT	433	5
Macerich Co. REIT	229	2
Marathon Petroleum Corp.	480	39
Medical Properties Trust, Inc. REIT	900	14
Mid-America Apartment Communities, Inc. REIT	179	31
National Health Investors, Inc. REIT	66	4
National Retail Properties, Inc. REIT	273	12
National Storage Affiliates Trust REIT	130	6
Necessity Retail, Inc. REIT	148	1
NETSTREIT Corp. REIT	53	1
Newmont Corp.	8,547	510
NexPoint Residential Trust, Inc. REIT	31	2
Occidental Petroleum Corp.	735	43
Office Properties Income Trust REIT	66	1
Omega Healthcare Investors, Inc. REIT	361	10
One Liberty Properties, Inc. REIT	21	1
ONEOK, Inc.	343	19
Orion Office, Inc. REIT	72	1
Paramount Group, Inc. REIT	238	2
Park Hotels & Resorts, Inc. REIT	368	5
Pebblebrook Hotel Trust REIT	205	3
Phillips 66	374	31
Physicians Realty Trust REIT	326	6
Piedmont Office Realty Trust, Inc., Class A REIT	193	3
Pioneer Natural Resources Co.	180	40
ProLogis, Inc. REIT	1,152	136
PS Business Parks, Inc. REIT	32	6
Public Storage REIT	244	76
Realty Income Corp. REIT	835	57
Regency Centers Corp. REIT	238	14
Retail Opportunity Investments Corp. REIT	184	3
Rexford Industrial Realty, Inc. REIT	205	12
RLJ Lodging Trust REIT	257	3
Royal Gold, Inc.	723	77
RPT Realty REIT	110	1
Ryman Hospitality Properties, Inc. REIT (b)	83	6
Sabra Health Care, Inc. REIT	329	5
Safehold, Inc. REIT	21	1
Saul Centers, Inc. REIT	19	1
Schlumberger NV	1,104	39
Seritage Growth Properties, Class A REIT (b)	46	—	@
Service Properties Trust REIT	224	1

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

	Shares		Value (000)
United States (cont'd)
Simon Property Group, Inc. REIT		511	$48
SITE Centers Corp. REIT		242	3
SL Green Realty Corp. REIT (a)		108	5
Spirit Realty Capital, Inc. REIT		179	7
STAG Industrial, Inc. REIT		247	8
STORE Capital Corp. REIT		368	10
Summit Hotel Properties, Inc. REIT (b)		143	1
Sun Communities, Inc. REIT		168	27
Sunstone Hotel Investors, Inc. REIT (b)		336	3
Tanger Factory Outlet Centers, Inc. REIT		128	2
Terreno Realty Corp. REIT		108	6
UDR, Inc. REIT		463	21
UMH Properties, Inc. REIT		56	1
Universal Health Realty Income Trust REIT		19	1
Urban Edge Properties REIT		182	3
Urstadt Biddle Properties, Inc., Class A REIT		41	1
Valero Energy Corp.		319	34
Ventas, Inc. REIT		584	30
Veris Residential, Inc. REIT (b)		98	1
VICI Properties, Inc. REIT		1,155	34
Vornado Realty Trust REIT		254	7
Washington Real Estate Investment Trust REIT		133	3
Welltower, Inc. REIT		649	53
Williams Cos., Inc.		928	29
WP Carey, Inc. REIT		273	23
Xenia Hotels & Resorts, Inc. REIT (b)		177	3
			3,232
Total Common Stocks (Cost $7,795)			6,791
	Face Amount (000)
Sovereign (2.8%)
Canada (2.8%)
Canadian Government Real Return Bond, 3.00%, 12/1/36 (Cost $1,227)	CAD	1,238	1,176
U.S. Treasury Securities (66.9%)
United States (66.9%)
U.S. Treasury Inflation Indexed Bonds,
0.13%, 7/15/24 - 1/15/32		$21,713	20,847
0.25%, 1/15/25		1,270	1,278
0.38%, 7/15/23		1,266	1,288
0.50%, 4/15/24		1,262	1,280
0.63%, 4/15/23 - 1/15/24		2,510	2,553
2.38%, 1/15/25		1,169	1,239
Total U.S. Treasury Securities (Cost $28,776)			28,485
	Shares
Short-Term Investments (12.2%)
Securities held as Collateral on Loaned Securities (0.1%)
Investment Company (0.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G)		20,324	20
	Face Amount (000)	Value (000)
Repurchase Agreements (0.0%) (c)
HSBC Securities USA, Inc. (1.50%, dated 6/30/22, due 7/1/22; proceeds $2; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 2/15/23 - 5/15/32; valued at $2)	$1,588	$2
Merrill Lynch & Co., Inc. (1.46%, dated 6/30/22, due 7/1/22; proceeds $3; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $3)	3,074	3
		5
Total Securities held as Collateral on Loaned Securities (Cost $25)		25
	Shares
Investment Company (12.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $5,141)	5,141,472	5,141
Total Short-Term Investments (Cost $5,166)		5,166
Total Investments (97.8%) (Cost $42,964) Including $98 of Securities Loaned (e)(f)(g)		41,618
Other Assets in Excess of Liabilities (2.2%)		951
Net Assets (100.0%)		$42,569

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  All or a portion of this security was on loan at June 30, 2022.

(b)  Non-income producing security.

(c)  Amount is less than 0.05%.

(d)  Security trades on the Hong Kong exchange.

(e)  Securities are available for collateral in connection with open foreign currency forward exchange contracts, futures contracts and swap agreements.

(f)  The approximate fair value and percentage of net assets, $1,773,000 and 4.2%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(g)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $618,000 and the aggregate gross unrealized depreciation is approximately $1,812,000, resulting in net unrealized depreciation of approximately $1,194,000.

@  Value is less than $500.

ADR  American Depositary Receipt.

NYSE  New York Stock Exchange.

REIT  Real Estate Investment Trust.

TSX  Toronto Stock Exchange.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

Foreign Currency Forward Exchange Contracts:

The Fund had the following foreign currency forward exchange contracts open at June 30, 2022:

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Delivery Date	Unrealized Appreciation (Depreciation) (000)
BNP Paribas SA	EUR	36		$38	9/15/22	$	(— @)
BNP Paribas SA	GBP	5		$6	9/15/22		(— @)
BNP Paribas SA	JPY	4,571		$34	9/15/22		— @
Citibank NA	GBP	26		$32	9/15/22		(— @)
Goldman Sachs International		$536	CHF	511	9/15/22		2
Goldman Sachs International		$69	EUR	65	9/15/22		(1)
JPMorgan Chase Bank NA	CHF	31		$31	9/15/22		(1)
JPMorgan Chase Bank NA		$1,081	CHF	1,033	9/15/22		6
JPMorgan Chase Bank NA		$1,080	EUR	1,015	9/15/22		(11)
JPMorgan Chase Bank NA		$533	EUR	503	9/15/22		(3)
JPMorgan Chase Bank NA		$1,077	GBP	877	9/15/22		(9)
JPMorgan Chase Bank NA		$534	GBP	435	9/15/22		(5)
JPMorgan Chase Bank NA		$1,078	JPY	145,926	9/15/22		3
JPMorgan Chase Bank NA		$541	JPY	72,363	9/15/22		(5)
							$(24)

Futures Contracts:

The Fund had the following futures contracts open at June 30, 2022:

	Number of Contracts	Expiration Date	Notional Amount (000)			Value (000)	Unrealized Appreciation (Depreciation) (000)
Long:
GOLD 100 OZ (United States)	7	Aug-22		$1		$1,265	$(41)
ICE Brent Crude Oil Index (United States)	10	Dec-23		10		888	(17)
Short:
Euro Stoxx 50 Index (Germany)	36	Sep-22	EUR	(—	@)	(1,239)	13
S&P 500 E Mini Index (United States)	11	Sep-22		$(1)		(2,084)	(20)
							$(65)

Interest Rate Swap Agreements:

The Fund had the following interest rate swap agreements open at June 30, 2022:

Swap Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Payment Frequency Paid/Received	Maturity Date	Notional Amount (000)	Value (000)	Upfront Payment Paid (000)	Unrealized Appreciation (Depreciation) (000)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.54%	Semi-Annual/ Quarterly	9/2/31	$6,486	$335	$—	$335
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.68	Semi-Annual/ Quarterly	12/15/31	4,713	139	—	139
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.91	Semi-Annual/ Quarterly	12/15/26	4,713	(158)	—	(158)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.66	Semi-Annual/ Quarterly	2/16/32	3,500	67	—	67
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	2.91	Semi-Annual/ Quarterly	2/16/27	3,505	(73)	—	(73)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Receive	2.92	Semi-Annual/ Quarterly	3/3/32	7,995	(64)	—	(64)
Morgan Stanley & Co. LLC*	US CPI All Urban Consumers Index	Pay	3.28	Semi-Annual/ Quarterly	3/3/27	7,995	(5)	—	(5)
							$241	$—	$241

@    Value is less than $500.

*    Cleared swap agreement, the broker is Morgan Stanley & Co. LLC.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Multi-Asset Real Return Portfolio

ICE    Intercontinental Exchange.

CHF  —  Swiss Franc

EUR  —  Euro

GBP  —  British Pound

JPY  —  Japanese Yen

Portfolio Composition*

Classification	Percentage of Total Investments
U.S. Treasury Securities	68.4%
Short-Term Investments	12.4
Metals & Mining	6.8
Other**	6.8
Oil, Gas & Consumable Fuels	5.6
Total Investments	100.0	%***

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

***  Does not include foreign currency forward exchange contracts with net unrealized depreciation of approximately $24,000, open long/short futures contracts with a value of approximately $5,476,000 and net unrealized depreciation of approximately $65,000. Also does not include open swap agreements with net unrealized appreciation of approximately $241,000.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Multi-Asset Real Return Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $37,803)	$36,457
Investment in Security of Affiliated Issuer, at Value (Cost $5,161)	5,161
Total Investments in Securities, at Value (Cost $42,964)	41,618
Cash	2,442
Foreign Currency, at Value (Cost $65)	64
Cash from Securities Lending	1
Due from Broker	730
Receivable for Investments Sold	506
Receivable for Variation Margin on Futures Contracts	378
Interest Receivable	41
Receivable for Fund Shares Sold	26
Dividends Receivable	13
Due from Adviser	12
Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	11
Receivable from Affiliate	7
Tax Reclaim Receivable	4
Receivable from Securities Lending Income	—	@
Other Assets	77
Total Assets	45,930
Liabilities:
Payable for Investments Purchased	3,062
Due to Broker	102
Payable for Custodian Fees	39
Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	35
Payable for Offering Costs	30
Collateral on Securities Loaned, at Value	26
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	3
Payable for Administration Fees	3
Payable for Fund Shares Redeemed	2
Deferred Capital Gain Country Tax	2
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6*	—	@
Payable for Sub Transfer Agency Fees — Class I	1
Payable for Sub Transfer Agency Fees — Class C	—	@
Other Liabilities	53
Total Liabilities	3,361
Net Assets	$42,569
Net Assets Consist of:
Paid-in-Capital	$43,271
Total Accumulated Loss	(702)
Net Assets	$42,569

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Multi-Asset Real Return Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$32,443
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,114,133
Net Asset Value, Offering and Redemption Price Per Share	$10.42
CLASS A:
Net Assets	$5,702
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	547,348
Net Asset Value, Redemption Price Per Share	$10.42
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.58
Maximum Offering Price Per Share	$11.00
CLASS C:
Net Assets	$4,411
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	427,085
Net Asset Value, Offering and Redemption Price Per Share	$10.33
CLASS R6:*
Net Assets	$13
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,204
Net Asset Value, Offering and Redemption Price Per Share	$10.42
(1) Including: Securities on Loan, at Value:	$98

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Multi-Asset Real Return Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Interest from Securities of Unaffiliated Issuers	$556
Dividends from Securities of Unaffiliated Issuers (Net of $5 of Foreign Taxes Withheld)	158
Dividends from Security of Affiliated Issuer (Note G)	15
Total Investment Income	729
Expenses:
Advisory Fees (Note B)	112
Professional Fees	79
Custodian Fees (Note F)	29
Registration Fees	19
Administration Fees (Note C)	15
Shareholder Services Fees — Class A (Note D)	4
Distribution and Shareholder Services Fees — Class C (Note D)	11
Pricing Fees	8
Shareholder Reporting Fees	7
Sub Transfer Agency Fees — Class I	5
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	1
Directors' Fees and Expenses	3
Other Expenses	8
Total Expenses	304
Waiver of Advisory Fees (Note B)	(111)
Expenses Reimbursed by Adviser (Note B)	(29)
Rebate from Morgan Stanley Affiliate (Note G)	(6)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Net Expenses	157
Net Investment Income	572
Realized Gain (Loss):
Investments Sold (Net of $2 of Capital Gain Country Tax)	(1,470)
Foreign Currency Translation	(30)
Futures Contracts	630
Swap Agreements	442
Net Realized Loss	(428)
Change in Unrealized Appreciation (Depreciation):
Investments	(2,135)
Foreign Currency Forward Exchange Contracts	(24)
Foreign Currency Translation	(1)
Futures Contracts	(154)
Swap Agreements	(240)
Net Change in Unrealized Appreciation (Depreciation)	(2,554)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(2,982)
Net Decrease in Net Assets Resulting from Operations	$(2,410)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Multi-Asset Real Return Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$572	$455
Net Realized Gain (Loss)	(428)	5,204
Net Change in Unrealized Appreciation (Depreciation)	(2,554)	(587)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,410)	5,072
Dividends and Distributions to Shareholders:
Class I	—	(4,078)
Class A	—	(56)
Class C	—	(133)
Class R6*	—	(2)
Total Dividends and Distributions to Shareholders	—	(4,269)
Capital Share Transactions:(1)
Class I:
Subscribed	5,322	8,662
Distributions Reinvested	—	4,078
Redeemed	(1,951)	(677)
Class A:
Subscribed	6,806	740
Distributions Reinvested	—	55
Redeemed	(1,475)	(— @)
Class C:
Subscribed	3,799	1,208
Distributions Reinvested	—	133
Redeemed	(80)	(660)
Class R6:*
Distributions Reinvested	—	2
Net Increase in Net Assets Resulting from Capital Share Transactions	12,421	13,541
Total Increase in Net Assets	10,011	14,344
Net Assets:
Beginning of Period	32,558	18,214
End of Period	$42,569	$32,558
(1) Capital Share Transactions:
Class I:
Shares Subscribed	476	767
Shares Issued on Distributions Reinvested	—	380
Shares Redeemed	(177)	(60)
Net Increase in Class I Shares Outstanding	299	1,087
Class A:
Shares Subscribed	604	66
Shares Issued on Distributions Reinvested	—	5
Shares Redeemed	(132)	(— @@)
Net Increase in Class A Shares Outstanding	472	71
Class C:
Shares Subscribed	348	108
Shares Issued on Distributions Reinvested	—	13
Shares Redeemed	(7)	(55)
Net Increase in Class C Shares Outstanding	341	66
Class R6:*
Shares Issued on Distributions Reinvested	—	— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,						Period from June 18, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		December 31, 2018(1)
Net Asset Value, Beginning of Period	$10.93		$10.38		$10.51		$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.17		0.21		0.16		0.19		0.13
Net Realized and Unrealized Gain (Loss)	(0.68)		2.04		(0.14)		1.46		(0.79)
Total from Investment Operations	(0.51)		2.25		0.02		1.65		(0.66)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.26)		(0.15)		(0.20)		(0.22)
Net Realized Gain	—		(1.44)		—		—		—
Paid-in-Capital	—		—		—		(0.00	)(4)	(0.06)
Total Distributions	—		(1.70)		(0.15)		(0.20)		(0.28)
Net Asset Value, End of Period	$10.42		$10.93		$10.38		$10.51		$9.06
Total Return(5)	(4.67	)%(7)	22.11%		0.39%		18.35%		(6.70	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$32,443		$30,776		$17,942		$10,728		$9,033
Ratio of Expenses Before Expense Limitation	1.54	%(8)	2.76%		2.93%		3.82%		4.76	%(8)
Ratio of Expenses After Expense Limitation	0.76	%(6)(8)	0.79	%(6)	0.77	%(6)	0.76	%(6)	0.76	%(6)(8)
Ratio of Net Investment Income	3.04	%(6)(8)	1.80	%(6)	1.68	%(6)	1.88	%(6)	2.52	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(8)	0.01%		0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	321	%(7)	232%		68%		65%		26	%(7)

(1)  Not consolidated.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,						Period from June 18, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		December 31, 2018(1)
Net Asset Value, Beginning of Period	$10.95		$10.41		$10.53		$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.21		0.29		0.11		0.15		0.11
Net Realized and Unrealized Gain (Loss)	(0.74)		1.92		(0.12)		1.47		(0.79)
Total from Investment Operations	(0.53)		2.21		(0.01)		1.62		(0.68)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.23)		(0.11)		(0.15)		(0.20)
Net Realized Gain	—		(1.44)		—		—		—
Paid-in-Capital	—		—		—		(0.00	)(4)	(0.06)
Total Distributions	—		(1.67)		(0.11)		(0.15)		(0.26)
Net Asset Value, End of Period	$10.42		$10.95		$10.41		$10.53		$9.06
Total Return(5)	(4.84	)%(7)	21.62%		0.07%		17.93%		(6.90	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$5,702		$826		$43		$42		$9
Ratio of Expenses Before Expense Limitation	1.84	%(8)	4.14%		10.61%		7.63%		22.79	%(8)
Ratio of Expenses After Expense Limitation	1.06	%(6)(8)	1.14	%(6)	1.14	%(6)	1.14	%(6)	1.14	%(6)(8)
Ratio of Net Investment Income	3.77	%(6)(8)	2.48	%(6)	1.18	%(6)	1.46	%(6)	2.18	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(8)	0.01%		0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	321	%(7)	232%		68%		65%		26	%(7)

(1)  Not consolidated.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,						Period from June 18, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		December 31, 2018(1)
Net Asset Value, Beginning of Period	$10.90		$10.36		$10.50		$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.13		0.08		0.05		0.07		0.07
Net Realized and Unrealized Gain (Loss)	(0.70)		2.04		(0.14)		1.48		(0.79)
Total from Investment Operations	(0.57)		2.12		(0.09)		1.55		(0.72)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.14)		(0.05)		(0.11)		(0.16)
Net Realized Gain	—		(1.44)		—		—		—
Paid-in-Capital	—		—		—		(0.00	)(4)	(0.06)
Total Distributions	—		(1.58)		(0.05)		(0.11)		(0.22)
Net Asset Value, End of Period	$10.33		$10.90		$10.36		$10.50		$9.06
Total Return(5)	(5.23	)%(7)	20.80%		(0.81)%		17.12%		(7.27	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,411		$943		$218		$172		$9
Ratio of Expenses Before Expense Limitation	2.64	%(8)	4.04%		5.10%		8.50%		23.55	%(8)
Ratio of Expenses After Expense Limitation	1.86	%(6)(8)	1.89	%(6)	1.89	%(6)	1.89	%(6)	1.89	%(6)(8)
Ratio of Net Investment Income	2.33	%(6)(8)	0.69	%(6)	0.54	%(6)	0.68	%(6)	1.37	%(6)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(8)	0.01%		0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	321	%(7)	232%		68%		65%		26	%(7)

(1)  Not consolidated.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Multi-Asset Real Return Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,						Period from June 18, 2018(3) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(2)		2019(2)		December 31, 2018(2)
Net Asset Value, Beginning of Period	$10.93		$10.38		$10.51		$9.06		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(4)	0.17		0.20		0.16		0.19		0.13
Net Realized and Unrealized Gain (Loss)	(0.68)		2.05		(0.13)		1.47		(0.79)
Total from Investment Operations	(0.51)		2.25		0.03		1.66		(0.66)
Distributions from and/or in Excess of:
Net Investment Income	—		(0.26)		(0.16)		(0.21)		(0.22)
Net Realized Gain	—		(1.44)		—		—		—
Paid-in-Capital	—		—		—		(0.00	)(5)	(0.06)
Total Distributions	—		(1.70)		(0.16)		(0.21)		(0.28)
Net Asset Value, End of Period	$10.42		$10.93		$10.38		$10.51		$9.06
Total Return(6)	(4.67	)%(8)	22.16%		0.42%		18.37%		(6.69	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$13		$13		$11		$11		$9
Ratio of Expenses Before Expense Limitation	16.48	%(9)	21.20%		22.80%		22.24%		22.53	%(9)
Ratio of Expenses After Expense Limitation	0.72	%(7)(9)	0.74	%(7)	0.74	%(7)	0.74	%(7)	0.74	%(7)(9)
Ratio of Net Investment Income	3.02	%(7)(9)	1.75	%(7)	1.62	%(7)	1.90	%(7)	2.53	%(7)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.03	%(9)	0.01%		0.01%		0.01%		0.01	%(9)
Portfolio Turnover Rate	321	%(8)	232%		68%		65%		26	%(8)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Commencement of Operations.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than $0.005 per share.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Not annualized.

(9)  Annualized.
The accompanying notes are an integral part of the consolidated financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Multi-Asset Real Return Portfolio. The Fund seeks total return, targeted to be in excess of inflation, through capital appreciation and current income.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Multi-Asset Real Return Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest, directly or indirectly through the use of derivatives, in securities, commodities, commodity-related instruments and other investments, primarily futures, swaps and notes. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2022, the Subsidiary represented approximately $1,944,000 or approximately 4.57% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to the commodity markets within the limitations of Subchapter M of the Code and recent Internal

Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) OTC swaps may be valued by an outside pricing service approved by the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Directors or quotes from a broker or dealer. Swaps cleared on a clearinghouse or exchange may be valued using the closing price provided by the clearinghouse or exchange. Total return swaps may also be fair valued using direct accrual/return calculations if prices on the reference asset on the total return leg of the swap are available from a pricing service/vendor for such instrument. In the event that the reference asset on the total return leg of the swap is a benchmark index, then price of such reference asset may be obtained from a pricing service provider or from the benchmark index sponsor; (5) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (6) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (7) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Commercial Services & Supplies	$1	$—	$—	$1
Energy Equipment & Services	80	40	—	120
Equity Real Estate Investment Trusts (REITs)	1,520	—	—	1,520
Metals & Mining	2,407	414	—	2,821
Oil, Gas & Consumable Fuels	1,004	1,319	—	2,323
Real Estate Management & Development	6	—	—	6
Total Common Stocks	5,018	1,773	—	6,791
Sovereign	—	1,176	—	1,176
U.S. Treasury Securities	—	28,485	—	28,485
Short-Term Investments
Investment Company	5,161	—	—	5,161
Repurchase Agreements	—	5	—	5
Total Short-Term Investments	5,161	5	—	5,166
Foreign Currency Forward Exchange Contracts	—	11	—	11
Futures Contracts	13	—	—	13
Interest Rate Swap Agreements	—	541	—	541
Total Assets	10,192	31,991	—	42,183
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(35)	—	(35)
Futures Contracts	(78)	—	—	(78)
Interest Rate Swap Agreements	—	(300)	—	(300)
Total Liabilities	(78)	(335)	—	(413)
Total	$10,114	$31,656	$—	$41,770

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Treasury Inflation-Protected Securities: The Fund may invest in Treasury Inflation-Protected Securities ("TIPS"), including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on the Fund's distributions and may result in a return of capital to shareholders. The repayment of the original bond

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

6.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Foreign Currency Forward Exchange Contracts: In connection with its investments in foreign securities, the Fund also entered into contracts with banks, brokers or dealers to purchase or sell securities or foreign currencies at a future date. A foreign currency forward exchange contract ("currency contract") is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate. The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. Currency contracts may be used to protect against uncertainty in the level of future foreign currency exchange rates or to gain or modify exposure to a particular currency. To the extent hedged by the use of currency contracts, the precise matching of the currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date on which the contract is entered into and the date it matures. Furthermore, such transactions may reduce or preclude the opportunity for gain if the value of the currency should move in the direction opposite to the position taken. There is additional risk to the extent that currency contracts create exposure to currencies in which the Fund's securities are not denominated. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. The use of currency contracts involves the risk of loss from the insolvency or bankruptcy of the counterparty to the contract or the failure of the counterparty to make payments or otherwise comply with the terms of the contract. A currency contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized gain or loss. The Fund records realized gains (losses) when the currency contract is closed equal to the difference between the value of the currency contract at the time it was opened and the value at the time it was closed.

Futures: A futures contract is a standardized, exchange-traded agreement to buy or sell a specific quantity of an underlying asset, reference rate or index at a specific price at a specific future time. The value of a futures

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

contract tends to increase and decrease in tandem with the value of the underlying instrument. Depending on the terms of the particular contract, futures contracts are settled through either physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment and even a well-conceived futures transaction may be unsuccessful because of market behavior or unexpected events. In addition to the derivatives risks discussed above, the prices of futures contracts can be highly volatile, using futures contracts can lower total return and the potential loss from futures contracts can exceed the Fund's initial investment in such contracts. No assurance can be given that a liquid market will exist for any particular futures contract at any particular time. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with which the Fund has open positions in the futures contract.

Swaps: The Fund may enter into OTC swap contracts or cleared swap transactions. A swap contract is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indices, reference rates, currencies or other instruments. Typically swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Fund's obligations or rights under a swap contract entered into on a net basis will generally be equal only to the net amount to be paid or received under the agreement, based on the relative values of the positions held by each party. Cleared swap transactions may help reduce counterparty credit risk. In a cleared swap, the Fund's ultimate counterparty is a clearinghouse rather than a swap dealer, bank or other financial institution. OTC swap agreements are not entered into or traded on exchanges and often there is no central clearing or guaranty function for OTC swaps. These OTC swaps are often subject to credit risk or the risk of default or non-performance by the counterparty. Both OTC and cleared swaps could result in losses if interest rates, foreign currency exchange rates or other factors are not correctly anticipated by the Fund or if the reference index, security or investments do not perform as expected.

During the period swap agreements are open, payments are received from or made to the clearinghouse or counterparty based upon changes in the value of the contract (variation margin). The Dodd-Frank Wall Street Reform and Consumer Protection Act and related regulatory developments require the clearing and exchange-trading of certain standardized swap transactions. Mandatory exchange-trading and clearing is occurring on a phased-in basis based on the type of market participant and U.S. Commission ("CFTC") approval of contracts for central clearing and exchange trading.

The Fund may enter into total return swaps in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include, but not be limited to, a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain long or short exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swaps may effectively add leverage to the Fund's portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap. Total return swaps are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty.

The Fund may enter into interest rate swaps which is an agreement between two parties to exchange their respective commitments to pay or receive interest. Interest rate swaps are generally entered into on a net basis. Interest rate swaps do not involve the delivery of securities, other underlying assets, or principal. Accordingly, the risk of market loss with respect to interest rate swaps is typically limited to the net amount of interest payments that the Fund is contractually obligated to make.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

When the Fund has an unrealized loss on a swap agreement, the Fund has instructed the custodian to pledge cash or liquid securities as collateral with a value approximately equal to the amount of the unrealized loss. Collateral pledges are monitored and subsequently adjusted if and when the swap valuations fluctuate. If applicable, cash collateral is included with "Due from (to) Broker" in the Consolidated Statement of Assets and Liabilities.

Upfront payments paid or received by the Fund will be reflected as an asset or liability, respectively, in the Consolidated Statement of Assets and Liabilities.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Appreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$11
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	13	(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	541	(a)
Total			$565
	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Foreign Currency Forward Exchange Contracts	Unrealized Depreciation on Foreign Currency Forward Exchange Contracts	Currency Risk	$(35)
Futures Contracts	Variation Margin on Futures Contracts	Commodity Risk	(58	)(a)
Futures Contracts	Variation Margin on Futures Contracts	Equity Risk	(20	)(a)
Swap Agreements	Variation Margin on Swap Agreements	Interest Rate Risk	(300	)(a)
Total			$(413)

(a) This amount represents the cumulative appreciation (depreciation) as reported in the Consolidated Portfolio of Investments. The Consolidated Statement of Assets and Liabilities only reflects the current day's net variation margin.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Commodity Risk	Futures Contracts	$159
Equity Risk	Futures Contracts	471
Equity Risk	Swap Agreements	233
Interest Rate Risk	Swap Agreements	209
Total		$1,072
Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Foreign Currency Forward Exchange Contracts	$(24)
Commodity Risk	Futures Contracts	(160)
Equity Risk	Futures Contracts	6
Equity Risk	Swap Agreements	(112)
Interest Rate Risk	Swap Agreements	(128)
Total		$(418)

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives(b)	Assets(c) (000)	Liabilities(c) (000)
Foreign Currency Forward Exchange Contracts	$11	$(35)

(b) Excludes exchange-traded derivatives.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following tables present derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Received (000)	Net Amount (not less than $0) (000)
BNP Paribas SA	$—	@	$	(— @)	$—	$0
Goldman Sachs International	2			(1)	—	1
JPMorgan Chase Bank NA	9			(9)	—	0
Total	$11			$(10)	$—	$1
Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Liability Derivatives Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)		Collateral Pledged (000)	Net Amount (not less than $0) (000)
BNP Paribas SA	$—	@	$	(— @)	$—	$0
Citibank NA	—	@		—	—	— @
Goldman Sachs International	1			(1)	—	0
JPMorgan Chase Bank NA	34			(9)	—	25
Total	$35			$(10)	$—	$25

@ Amount is less than $500.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Foreign Currency Forward Exchange Contracts:
Average monthly principal amount	$2,581,000
Futures Contracts:
Average monthly notional value	$16,224,000
Swap Agreements:
Average monthly notional amount	$33,084,000

7.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund.

The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$98	(d)	$—	$(98	)(e)(f)	$0

(d) Represents market value of loaned securities at period end.

(e) The Fund received cash collateral of approximately $26,000, of which approximately $25,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $1,000, which is not reflected in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $81,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(f) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$26	$—	$—	$—	$26
Total Borrowings	$26	$—	$—	$—	$26
Gross amount of recognized liabilities for securities lending transactions					$26

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.60%	0.55%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time that the Directors act to discontinue all or a portion of such waivers or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $111,000 of advisory fees were waived and approximately $30,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $23,155,000 and $21,721,000, respectively. For the six months ended June 30, 2022, purchases and sales of long-term U.S. Government securities were approximately $58,973,000 and $46,287,000, respectively.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

were reduced by approximately $6,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$17,027	$102,181	$114,047	$15
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$5,161

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Paid-in- Capital (000)
$2,614	$1,655	$236	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$436	$2

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

During the year ended December 31, 2021, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $642,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 42.1%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- and three- year periods and for the period since the middle of June 2018, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

34

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

35

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIMARRSAN
4881617 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Next Gen Emerging Markets Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
U.S. Customer Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Next Gen Emerging Markets Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

Next Gen Emerging Markets Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Next Gen Emerging Markets Portfolio Class I	$1,000.00	$633.00	$1,018.65	$5.02	$6.21	1.24%
Next Gen Emerging Markets Portfolio Class A	1,000.00	632.10	1,016.91	6.43	7.95	1.59
Next Gen Emerging Markets Portfolio Class L	1,000.00	630.00	1,014.43	8.45	10.44	2.09
Next Gen Emerging Markets Portfolio Class C	1,000.00	629.60	1,013.19	9.45	11.68	2.34
Next Gen Emerging Markets Portfolio Class R6(1)	1,000.00	633.90	1,018.89	4.82	5.96	1.19

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

Next Gen Emerging Markets Portfolio

	Shares	Value (000)
Common Stocks (89.4%)
Bangladesh (2.8%)
Brac Bank Ltd.	3,112,148	$1,382
Brazil (2.0%)
Locaweb Servicos de Internet SA (a)	913,422	981
Canada (2.0%)
Cameco Corp.	46,014	967
Indonesia (10.4%)
Bank Mandiri Persero Tbk PT	4,438,700	2,371
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	40,949,900	2,749
		5,120
Kazakhstan (2.0%)
NAC Kazatomprom JSC GDR	37,650	976
Kenya (4.7%)
Safaricom PLC	11,033,911	2,331
Nigeria (0.1%)
SEPLAT Energy PLC	60,687	71
Pakistan (0.2%)
Systems Ltd.	62,418	100
Poland (14.2%)
11 bit studios SA (a)	16,364	1,802
Grupa Kety SA	11,387	1,542
LiveChat Software SA	86,821	1,903
LPP SA	869	1,756
		7,003
Singapore (3.5%)
Sea Ltd. ADR (a)	26,139	1,748
South Africa (7.8%)
Anglo American PLC	39,541	1,416
Capitec Bank Holdings Ltd.	19,973	2,448
		3,864
United Kingdom (2.3%)
Mondi PLC	64,845	1,152
United States (19.5%)
EPAM Systems, Inc. (a)	8,821	2,600
Grid Dynamics Holdings, Inc. (a)	158,068	2,659
MercadoLibre, Inc. (a)	3,388	2,158
SEMrush Holdings, Inc., Class A (a)	170,635	2,206
		9,623
Vietnam (17.9%)
FPT Corp.	733,261	2,829
Mobile World Investment Corp.	967,288	2,975
Vietnam Dairy Products JSC	971,192	3,015
		8,819
Total Common Stocks (Cost $42,445)		44,137
	Shares	Value (000)
Short-Term Investment (8.5%)
Investment Company (8.5%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $4,212)	4,211,961	$4,212
Total Investments (97.9%) (Cost $46,657) (b)(c)		48,349
Other Assets in Excess of Liabilities (2.1%)		1,046
Net Assets (100.0%)		$49,395

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  The approximate fair value and percentage of net assets, $24,914,000 and 50.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(c)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $6,795,000 and the aggregate gross unrealized depreciation is approximately $5,103,000, resulting in net unrealized appreciation of approximately $1,692,000.

ADR  American Depositary Receipt.

GDR  Global Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	19.5%
Information Technology Services	19.0
Banks	12.8
Short-Term Investment	8.7
Software	8.5
Entertainment	7.3
Food Products	6.2
Specialty Retail	6.2
Metals & Mining	6.1
Personal Products	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Next Gen Emerging Markets Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $42,445)	$44,137
Investment in Security of Affiliated Issuer, at Value (Cost $4,212)	4,212
Total Investments in Securities, at Value (Cost $46,657)	48,349
Foreign Currency, at Value (Cost $666)	257
Cash	21
Receivable for Investments Sold	903
Receivable for Fund Shares Sold	37
Dividends Receivable	35
Due from Adviser	20
Tax Reclaim Receivable	15
Receivable from Affiliate	4
Other Assets	159
Total Assets	49,800
Liabilities:
Payable for Investments Purchased	282
Payable for Custodian Fees	63
Payable for Sub Transfer Agency Fees — Class I	18
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class L	—	@
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6*	1
Payable for Fund Shares Redeemed	6
Payable for Administration Fees	3
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	23
Total Liabilities	405
Net Assets	$49,395
Net Assets Consist of:
Paid-in-Capital	$165,720
Total Accumulated Loss	(116,325)
Net Assets	$49,395

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Next Gen Emerging Markets Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$42,468
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,985,017
Net Asset Value, Offering and Redemption Price Per Share	$14.23
CLASS A:
Net Assets	$6,132
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	433,867
Net Asset Value, Redemption Price Per Share	$14.13
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.78
Maximum Offering Price Per Share	$14.91
CLASS L:
Net Assets	$205
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	14,678
Net Asset Value, Offering and Redemption Price Per Share	$13.93
CLASS C:
Net Assets	$541
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	39,704
Net Asset Value, Offering and Redemption Price Per Share	$13.63
CLASS R6:*
Net Assets	$49
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,472
Net Asset Value, Offering and Redemption Price Per Share	$14.25

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Next Gen Emerging Markets Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $70 of Foreign Taxes Withheld)	$661
Dividends from Security of Affiliated Issuer (Note G)	8
Total Investment Income	669
Expenses:
Advisory Fees (Note B)	536
Professional Fees	105
Custodian Fees (Note F)	67
Sub Transfer Agency Fees — Class I	38
Sub Transfer Agency Fees — Class A	6
Sub Transfer Agency Fees — Class L	— @
Sub Transfer Agency Fees — Class C	— @
Registration Fees	40
Administration Fees (Note C)	36
Reorganization Expense	24
Shareholder Reporting Fees	19
Shareholder Services Fees — Class A (Note D)	9
Distribution and Shareholder Services Fees — Class L (Note D)	1
Distribution and Shareholder Services Fees — Class C (Note D)	3
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	2
Transfer Agency Fees — Class R6* (Note E)	1
Directors' Fees and Expenses	3
Pricing Fees	1
Other Expenses	6
Total Expenses	905
Waiver of Advisory Fees (Note B)	(302)
Reimbursement of Class Specific Expenses — Class I (Note B)	(26)
Reimbursement of Class Specific Expenses — Class A (Note B)	(3)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	569
Net Investment Income	100
Realized Loss:
Investments Sold	(34,635)
Foreign Currency Translation	(225)
Net Realized Loss	(34,860)
Change in Unrealized Appreciation (Depreciation):
Investments	(22,480)
Foreign Currency Translation	(389)
Net Change in Unrealized Appreciation (Depreciation)	(22,869)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(57,729)
Net Decrease in Net Assets Resulting from Operations	$(57,629)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Next Gen Emerging Markets Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$100	$(190)
Net Realized Gain (Loss)	(34,860)	4,034
Net Change in Unrealized Appreciation (Depreciation)	(22,869)	(583)
Net Increase (Decrease) in Net Assets Resulting from Operations	(57,629)	3,261
Capital Share Transactions:(1)
Class I:
Subscribed	8,888	45,403
Issued due to a Tax-Free Reorganization	—	29,344
Redeemed	(50,387)	(9,479)
Class A:
Subscribed	1,183	1,653
Issued due to a Tax-Free Reorganization	—	278
Redeemed	(919)	(2,415)
Class L:
Redeemed	(61)	(39)
Class C:
Subscribed	21	45
Issued due to a Tax-Free Reorganization	—	30
Redeemed	(42)	(140)
Class R6:*
Subscribed	1,006	43,005
Issued due to a Tax-Free Reorganization	—	14
Redeemed	(28,294)	(846)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(68,605)	106,853
Redemption Fees	7	— @
Total Increase (Decrease) in Net Assets	(126,227)	110,114
Net Assets:
Beginning of Period	175,622	65,508
End of Period	$49,395	$175,622

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Next Gen Emerging Markets Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	472	1,910
Shares Issued due to a Tax-Free Reorganization	—	1,230
Shares Redeemed	(3,044)	(432)
Net Increase (Decrease) in Class I Shares Outstanding	(2,572)	2,708
Class A:
Shares Subscribed	76	73
Shares Issued due to a Tax-Free Reorganization	—	12
Shares Redeemed	(51)	(109)
Net Increase (Decrease) in Class A Shares Outstanding	25	(24)
Class L:
Shares Redeemed	(3)	(2)
Class C:
Shares Subscribed	1	2
Shares Issued due to a Tax-Free Reorganization	—	1
Shares Redeemed	(3)	(6)
Net Decrease in Class C Shares Outstanding	(2)	(3)
Class R6:*
Shares Subscribed	52	1,810
Shares Issued due to a Tax-Free Reorganization	—	1
Shares Redeemed	(1,839)	(37)
Net Increase (Decrease) in Class R6 Shares Outstanding	(1,787)	1,774

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$22.48		$19.49		$17.10		$15.63		$21.02		$17.39
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.03		(0.02)		0.04		0.39		0.33		0.16
Net Realized and Unrealized Gain (Loss)	(8.28)		3.01		2.36		1.58		(5.07)		3.47
Total from Investment Operations	(8.25)		2.99		2.40		1.97		(4.74)		3.63
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		(0.50)		(0.65)		—
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$14.23		$22.48		$19.49		$17.10		$15.63		$21.02
Total Return(3)	(36.70	)%(7)	15.34%		14.02%		12.53%		(22.60)%		20.82%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$42,468		$124,931		$55,533		$125,780		$229,688		$632,435
Ratio of Expenses Before Expense Limitation	2.00	%(8)	2.21%		2.13%		1.92%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.24	%(4)(8)	1.51	%(4)	1.90	%(4)(5)	1.90	%(4)(5)	1.77	%(4)	1.73	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.51	%(4)	1.85	%(4)	1.85	%(4)	1.76	%(4)	1.73	%(4)
Ratio of Net Investment Income (Loss)	0.38	%(4)(8)	(0.11	)%(4)	0.24	%(4)	2.33	%(4)	1.68	%(4)	0.82	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	51	%(7)	56%		56%		68%		61%		52%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$22.37		$19.47		$17.15		$15.61		$20.86		$17.31
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.03		(0.08)		0.01		0.42		0.34		0.11
Net Realized and Unrealized Gain (Loss)	(8.27)		2.98		2.32		1.48		(5.10)		3.44
Total from Investment Operations	(8.24)		2.90		2.33		1.90		(4.76)		3.55
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		(0.36)		(0.49)		—
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$14.13		$22.37		$19.47		$17.15		$15.61		$20.86
Total Return(3)	(36.79	)%(7)	14.89%		13.57%		12.13%		(22.80)%		20.39%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,132		$9,154		$8,436		$12,044		$34,654		$86,324
Ratio of Expenses Before Expense Limitation	2.35	%(8)	2.70%		2.44%		2.23%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.59	%(4)(8)	1.96	%(4)	2.26	%(4)(5)	2.25	%(4)(5)	2.07	%(4)	2.05	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.96	%(4)	2.20	%(4)	2.20	%(4)	2.06	%(4)	2.05	%(4)
Ratio of Net Investment Income (Loss)	0.37	%(4)(8)	(0.38	)%(4)	0.07	%(4)	2.48	%(4)	1.71	%(4)	0.59	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	51	%(7)	56%		56%		68%		61%		52%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class L
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$22.11		$19.34		$17.11		$15.59		$20.65		$17.25
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.02)		(0.19)		(0.06)		0.25		0.17		(0.02)
Net Realized and Unrealized Gain (Loss)	(8.16)		2.96		2.30		1.56		(4.98)		3.42
Total from Investment Operations	(8.18)		2.77		2.24		1.81		(4.81)		3.40
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		(0.29)		(0.25)		—
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$13.93		$22.11		$19.34		$17.11		$15.59		$20.65
Total Return(3)	(37.00	)%(7)	14.32%		13.01%		11.58%		(23.19)%		19.59%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$205		$396		$378		$570		$1,241		$2,570
Ratio of Expenses Before Expense Limitation	3.61	%(8)	3.67%		3.44%		2.90%		N/A		2.76%
Ratio of Expenses After Expense Limitation	2.09	%(4)(8)	2.46	%(4)	2.76	%(4)(5)	2.75	%(4)(5)	2.57	%(4)	2.70	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		2.46	%(4)	2.70	%(4)	2.70	%(4)	2.56	%(4)	2.70	%(4)
Ratio of Net Investment Income (Loss)	(0.26	)%(4)(8)	(0.86	)%(4)	(0.39	)%(4)	1.47	%(4)	0.88	%(4)	(0.13	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	51	%(7)	56%		56%		68%		61%		52%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$21.65		$18.99		$16.85		$15.38		$20.41		$17.07
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.04)		(0.24)		(0.10)		0.20		0.11		(0.05)
Net Realized and Unrealized Gain (Loss)	(7.98)		2.90		2.25		1.56		(4.90)		3.39
Total from Investment Operations	(8.02)		2.66		2.15		1.76		(4.79)		3.34
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		(0.29)		(0.24)		—
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$13.63		$21.65		$18.99		$16.85		$15.38		$20.41
Total Return(3)	(37.04	)%(7)	14.01%		12.74%		11.34%		(23.42)%		19.51%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$541		$897		$843		$877		$1,657		$2,857
Ratio of Expenses Before Expense Limitation	3.41	%(8)	3.67%		3.42%		3.07%		N/A		N/A
Ratio of Expenses After Expense Limitation	2.34	%(4)(8)	2.71	%(4)	3.00	%(4)(5)	2.99	%(4)(5)	2.83	%(4)	2.81	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		2.71	%(4)	2.95	%(4)	2.95	%(4)	2.82	%(4)	2.81	%(4)
Ratio of Net Investment Income (Loss)	(0.47	)%(4)(8)	(1.13	)%(4)	(0.66	)%(4)	1.17	%(4)	0.56	%(4)	(0.26	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	51	%(7)	56%		56%		68%		61%		52%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Next Gen Emerging Markets Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$22.48		$19.49		$17.09		$15.63		$21.02		$17.39
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.07)		(0.07)		0.09		0.33		0.58		0.13
Net Realized and Unrealized Gain (Loss)	(8.16)		3.06		2.32		1.64		(5.33)		3.50
Total from Investment Operations	(8.23)		2.99		2.41		1.97		(4.75)		3.63
Distributions from and/or in Excess of:
Net Investment Income	—		—		(0.01)		(0.51)		(0.64)		—
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$14.25		$22.48		$19.49		$17.09		$15.63		$21.02
Total Return(4)	(36.61	)%(8)	15.34%		14.02%		12.60%		(22.61)%		20.83%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$49		$40,244		$318		$1,580		$4,633		$16,344
Ratio of Expenses Before Expense Limitation	1.90	%(9)	1.80%		2.20%		1.91%		N/A		N/A
Ratio of Expenses After Expense Limitation	1.19	%(5)(9)	1.24	%(5)	1.86	%(5)(6)	1.85	%(5)(6)	1.74	%(5)	1.69	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.24	%(5)	1.80	%(5)	1.80	%(5)	1.73	%(5)	1.69	%(5)
Ratio of Net Investment Income (Loss)	(0.65	)%(5)(9)	(0.29	)%(5)	0.55	%(5)	1.95	%(5)	2.85	%(5)	0.65	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)	0.00	%(7)
Portfolio Turnover Rate	51	%(8)	56%		56%		68%		61%		52%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Ratio is above the expense limitation due to interest expenses, which are not included in the determination of the expense limitation. Refer to Footnote B in the Notes to the Financial Statements.

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Next Gen Emerging Markets Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

On August 13, 2021, the Fund acquired the net assets of the Company's Emerging Markets Small Cap Portfolio ("Emerging Markets Small Cap"), an open-end investment company, based on the respective valuations as of the close of business on August 13, 2021, pursuant to a Plan of Reorganization approved by the shareholders of Emerging Markets Small Cap on August 6, 2021 ("Reorganization"). The purpose of the transaction was to combine two portfolios managed by Morgan Stanley Investment Management Inc., (the "Adviser") with comparable investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of 1,229,838 Class I shares of the Fund at a net asset value ("NAV") of $23.86 for 5,313,467 Class I shares of Emerging Markets Small Cap; 11,699 Class A shares of the Fund at a NAV of $23.79 for 51,786 Class A shares of Emerging Markets Small Cap; 1,308 Class C shares of the Fund at a NAV of $23.09 for 6,028 Class C shares of Emerging Markets Small Cap; 606 Class IS shares of the Fund at a NAV of $23.87 for 2,617 Class IS shares of Emerging Markets Small Cap. The net assets of Emerging Markets Small Cap before the Reorganization were approximately $29,667,000, including unrealized appreciation (depreciation) of approximately $1,927,000 at August 13, 2021. The investment portfolio of Emerging Markets Small Cap, with a fair value of approximately $28,441,000 and identified cost of approximately $26,492,000, on August 13, 2021, was the principal asset acquired by the Fund. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Emerging Markets Small Cap was carried forward to align ongoing reporting of the Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. Immediately prior to the Reorganization, the net assets of the Fund were approximately $147,270,000. Immediately after the Reorganization, the net assets of the Fund were approximately $176,937,000.

Upon closing of the Reorganization, shareholders of Emerging Markets Small Cap received shares of the Fund as follows:

Emerging Markets Small Cap	Next Gen Emerging Markets
Class I	Class I
Class A	Class A
Class C	Class C
Class IS	Class IS

Assuming the acquisition had been completed on January 1, 2021, the beginning of the annual reporting period of the Fund, the Fund's pro-forma results of operations for the period ended December 31, 2021, are approximately as follows:

Net investment Income(1)	$2,687,000
Net realized gain and unrealized gain(2)	$30,974,000
Net increase in net assets resulting from operations	$33,661,000

(1) Approximately $(190,000) as reported, plus approximately $875,000 from Emerging Markets Small Cap prior to the Reorganization, plus approximately $2,002,000 of estimated pro-forma eliminated expenses.

(2) Approximately $3,451,000 as reported, plus approximately $27,523,000 from Emerging Markets Small Cap prior to the Reorganization.

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Emerging Markets Small Cap that have been included in the Fund's Statement of Operations since August 13, 2021.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If the Adviser, a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$—	$6,201	$—	$6,201
Entertainment	1,748	1,802	—	3,550
Food Products	—	3,015	—	3,015
Information Technology Services	6,340	2,829	—	9,169
Internet & Direct Marketing Retail	2,158	—	—	2,158
Metals & Mining	—	2,958	—	2,958
Oil, Gas & Consumable Fuels	967	1,047	—	2,014
Paper & Forest Products	—	1,152	—	1,152
Personal Products	—	2,749	—	2,749
Software	2,206	1,903	—	4,109
Specialty Retail	—	2,975	—	2,975
Textiles, Apparel & Luxury Goods	—	1,756	—	1,756
Wireless Telecommunication Services	—	2,331	—	2,331
Total Common Stocks	13,419	30,718	—	44,137
Short-Term Investment
Investment Company	4,212	—	—	4,212
Total Assets	$17,631	$30,718	$—	$48,349

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign
Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

A significant portion of the Fund's net assets consist of securities of issuers located in emerging markets, which are denominated in foreign currencies. Such securities may be concentrated in a limited number of countries and regions and may vary throughout the year. Changes in currency exchange rates will affect the value of securities and investment income from foreign currency denominated securities. Emerging market securities are often subject to greater price volatility, limited capitalization and liquidity, and higher rates of inflation than securities of companies based in the U.S. In addition, emerging market issuers may be subject to substantial governmental involvement in the economy and greater social, economic and political uncertainty.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class L shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 1.20% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.25% for Class I shares, 1.60% for Class A shares, 2.10% for Class L shares, 2.35% for Class C shares and 1.20% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least two years from the date of the Reorganization or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $302,000 of advisory fees were waived and approximately $32,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the

Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $42,367,000 and $89,774,000,
19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$27,427	$32,340	$55,555	$8
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$4,212

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From: Ordinary Income (000)	2020 Distributions Paid From: Ordinary Income (000)
$—	$23

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$255	$(255)

At December 31, 2021, the Fund had no distributable earnings on a tax basis.

At December 31, 2021, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $82,494,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders. During the year ended December 31, 2021, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $3,353,000.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2021, the Fund intends to defer to January 1, 2022 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$165	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 28.1%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the five-year period but better than its peer group average for the one- and three-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee and total expense ratio were higher than its peer group averages and the actual management fee was lower than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and management fee were competitive with its peer group averages and (ii) total expense ratio was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFINGEMSAN
4877812 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Permanence Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	15
Investment Advisory Agreement Approval	24
Liquidity Risk Management Program	26
U.S. Customer Privacy Notice	27
Director and Officer Information	30

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Permanence Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Expense Example

Permanence Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Permanence Portfolio Class I	$1,000.00	$756.60	$1,020.58	$3.70	$4.26	0.85%
Permanence Portfolio Class A	1,000.00	755.40	1,018.84	5.22	6.01	1.20
Permanence Portfolio Class C	1,000.00	752.10	1,015.12	8.47	9.74	1.95
Permanence Portfolio Class R6(1)	1,000.00	756.80	1,020.83	3.48	4.01	0.80

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments

Permanence Portfolio

	Shares	Value (000)
Common Stocks (93.5%)
Aerospace & Defense (7.8%)
Axon Enterprise, Inc. (a)	742	$69
HEICO Corp., Class A	767	81
Lockheed Martin Corp.	112	48
TransDigm Group, Inc. (a)	105	57
		255
Capital Markets (2.5%)
Intercontinental Exchange, Inc.	421	39
S&P Global, Inc.	130	44
		83
Chemicals (0.9%)
Ecolab, Inc.	99	15
Sherwin-Williams Co. (The)	68	15
		30
Commercial Services & Supplies (4.7%)
Cintas Corp.	47	17
Copart, Inc. (a)	292	32
Rollins, Inc.	2,968	104
		153
Construction Materials (0.9%)
Martin Marietta Materials, Inc.	96	29
Containers & Packaging (0.4%)
Ball Corp.	191	13
Distributors (2.3%)
Pool Corp.	211	74
Diversified Consumer Services (2.7%)
Service Corp. International	1,272	88
Entertainment (1.3%)
Netflix, Inc. (a)	94	16
Walt Disney Co. (The) (a)	296	28
		44
Equity Real Estate Investment Trusts (REITs) (1.0%)
American Tower Corp. REIT	134	34
Food & Staples Retailing (0.5%)
Costco Wholesale Corp.	36	17
Food Products (3.1%)
McCormick & Co., Inc.	160	14
UTZ Brands, Inc.	6,243	86
		100
Health Care Equipment & Supplies (2.6%)
IDEXX Laboratories, Inc. (a)	34	12
Intuitive Surgical, Inc. (a)	360	72
		84
Health Care Technology (3.9%)
Veeva Systems, Inc., Class A (a)	651	129
Hotels, Restaurants & Leisure (4.3%)
Domino's Pizza, Inc.	227	89
McDonald's Corp.	151	37
	Shares	Value (000)
Starbucks Corp.	194	$15
		141
Household Durables (1.3%)
NVR, Inc. (a)	11	44
Insurance (4.0%)
Brown & Brown, Inc.	560	33
Progressive Corp. (The)	856	99
		132
Internet & Direct Marketing Retail (6.2%)
Amazon.com, Inc. (a)	1,920	204
Life Sciences Tools & Services (3.3%)
Danaher Corp.	302	76
Thermo Fisher Scientific, Inc.	60	33
		109
Metals & Mining (1.3%)
Royal Gold, Inc.	382	41
Oil, Gas & Consumable Fuels (2.0%)
Texas Pacific Land Corp.	44	66
Pharmaceuticals (4.0%)
Royalty Pharma PLC, Class A (United Kingdom)	2,814	118
Zoetis, Inc.	81	14
		132
Professional Services (1.1%)
CoStar Group, Inc. (a)	614	37
Semiconductors & Semiconductor Equipment (4.2%)
ASML Holding NV	288	137
Software (21.6%)
Cadence Design Systems, Inc. (a)	117	17
Constellation Software, Inc.	114	169
Olo, Inc., Class A (a)	3,200	32
Procore Technologies, Inc. (a)	697	32
Roper Technologies, Inc.	81	32
Salesforce, Inc. (a)	715	118
ServiceNow, Inc. (a)	360	171
Synopsys, Inc. (a)	58	18
Topicus.com, Inc. (a)	1,350	76
Tyler Technologies, Inc. (a)	125	42
		707
Specialty Retail (4.6%)
AutoZone, Inc. (a)	33	71
Home Depot, Inc. (The)	292	80
		151
Trading Companies & Distributors (1.0%)
Fastenal Co.	308	15
Watsco, Inc.	67	16
		31
Total Common Stocks (Cost $3,208)		3,065
Investment Company (0.5%)
Grayscale Bitcoin Trust (a) (Cost $49)	1,279	15

The accompanying notes are an integral part of the Consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Permanence Portfolio

	Shares	Value (000)
Short-Term Investment (4.0%)
Investment Company (4.0%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $131)	131,017	$131
Total Investments Excluding Purchased Options (98.0%) (Cost $3,388)		3,211
Total Purchased Options Outstanding (0.0%) (b) (Cost $12)		1
Total Investments (98.0%) (Cost $3,400) (c)(d)		3,212
Other Assets in Excess of Liabilities (2.0%)		66
Net Assets (100.0%)		$3,278

(a)  Non-income producing security.

(b)  Amount is less than 0.05%.

(c)  Securities are available for collateral in connection with purchased options.

(d)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $239,000 and the aggregate gross unrealized depreciation is approximately $427,000, resulting in net unrealized depreciation of approximately $188,000.

REIT  Real Estate Investment Trust.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	876,672	877	$1		$4	$(3)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	827,282	827	—	@	4	(4)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	384,147	384	—	@	3	(3)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	241,439	241	—	@	1	(1)
							$1		$12	$(11)

@  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	63.7%
Software	22.0
Aerospace & Defense	7.9
Internet & Direct Marketing Retail	6.4
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the Consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Permanence Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $3,269)	$3,081
Investment in Security of Affiliated Issuer, at Value (Cost $131)	131
Total Investments in Securities, at Value (Cost $3,400)	3,212
Foreign Currency, at Value (Cost —@)	—	@
Due from Adviser	57
Dividends Receivable	1
Interest Receivable	—	@
Receivable from Affiliate	—	@
Other Assets	62
Total Assets	3,332
Liabilities:
Payable for Professional Fees	29
Payable for Custodian Fees	4
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6*	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	19
Total Liabilities	54
Net Assets	$3,278
Net Assets Consist of:
Paid-in-Capital	$3,363
Total Accumulated Loss	(85)
Net Assets	$3,278

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Permanence Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$3,020
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	276,824
Net Asset Value, Offering and Redemption Price Per Share	$10.91
CLASS A:
Net Assets	$188
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	17,383
Net Asset Value, Redemption Price Per Share	$10.81
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.60
Maximum Offering Price Per Share	$11.41
CLASS C:
Net Assets	$20
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,834
Net Asset Value, Offering and Redemption Price Per Share	$10.65
CLASS R6:*
Net Assets	$50
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	4,615
Net Asset Value, Offering and Redemption Price Per Share	$10.92

@  Amount is less than $500.

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Permanence Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of foreign Taxes Withheld)	$12
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	12
Expenses:
Professional Fees	69
Registration Fees	20
Advisory Fees (Note B)	12
Shareholder Reporting Fees	8
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	1
Custodian Fees (Note F)	4
Directors' Fees and Expenses	3
Administration Fees (Note C)	1
Pricing Fees	1
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Other Expenses	9
Total Expenses	131
Expenses Reimbursed by Adviser (Note B)	(99)
Waiver of Advisory Fees (Note B)	(12)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	16
Net Investment Loss	(4)
Realized Gain:
Investments Sold	88
Foreign Currency Translation	— @
Net Realized Gain	88
Change in Unrealized Appreciation (Depreciation):
Investments	(1,111)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(1,111)
Net Realized Gain and Change in Unrealized Appreciation (Depreciation)	(1,023)
Net Decrease in Net Assets Resulting from Operations	$(1,027)

@  Amount is less than $500.

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Permanence Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(4)	$(1)
Net Realized Gain	88	463
Net Change in Unrealized Appreciation (Depreciation)	(1,111)	121
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,027)	583
Dividends and Distributions to Shareholders:
Class I	—	(582)
Class A	—	(47)
Class C	—	(4)
Class R6*	—	(3)
Total Dividends and Distributions to Shareholders	—	(636)
Capital Share Transactions:(1)
Class I:
Subscribed	153	115
Distributions Reinvested	—	582
Class A:
Subscribed	42	344
Distributions Reinvested	—	47
Redeemed	(108)	(308)
Class C:
Subscribed	—	1
Distributions Reinvested	—	4
Class R6:*
Subscribed	43	—
Distributions Reinvested	—	3
Net Increase in Net Assets Resulting from Capital Share Transactions	130	788
Total Increase (Decrease) in Net Assets	(897)	735
Net Assets:
Beginning of Period	4,175	3,440
End of Period	$3,278	$4,175

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Permanence Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	13	7
Shares Issued on Distributions Reinvested	—	42
Net Increase in Class I Shares Outstanding	13	49
Class A:
Shares Subscribed	4	23
Shares Issued on Distributions Reinvested	—	3
Shares Redeemed	(9)	(21)
Net Increase (Decrease) in Class A Shares Outstanding	(5)	5
Class C:
Shares Subscribed	—	—	@
Shares Issued on Distributions Reinvested	—	—	@
Net Increase in Class C Shares Outstanding	—	—	@
Class R6:*
Shares Subscribed	3	—
Shares Issued on Distributions Reinvested	—	—	@
Net Increase in Class R6 Shares Outstanding	3	—	@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Permanence Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021		Period from March 31, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$14.42		$14.65		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.01)		0.00	(4)	(0.00	)(4)
Net Realized and Unrealized Gain (Loss)	(3.50)		2.39		5.51
Total from Investment Operations	(3.51)		2.39		5.51
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		—
Net Realized Gain	—		(2.51)		(0.86)
Total Distributions	—		(2.62)		(0.86)
Net Asset Value, End of Period	$10.91		$14.42		$14.65
Total Return(5)	(24.34	)%(8)	16.85%		55.46	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$3,020		$3,807		$3,147
Ratio of Expenses Before Expense Limitation	7.11	%(9)	7.49%		10.85	%(9)
Ratio of Expenses After Expense Limitation	0.85	%(6)(9)	0.85	%(6)	0.85	%(6)(9)
Ratio of Net Investment Income (Loss)	(0.18	)%(6)(9)	0.01	%(6)	(0.02	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.00	%(7)(9)
Portfolio Turnover Rate	22	%(8)	70%		68	%(8)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Permanence Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021		Period from March 31, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$14.31		$14.61		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.03)		(0.05)		(0.01)
Net Realized and Unrealized Gain (Loss)	(3.47)		2.37		5.48
Total from Investment Operations	(3.50)		2.32		5.47
Distributions from and/or in Excess of:
Net Investment Income	—		(0.11)		—
Net Realized Gain	—		(2.51)		(0.86)
Total Distributions	—		(2.62)		(0.86)
Net Asset Value, End of Period	$10.81		$14.31		$14.61
Total Return(4)	(24.46	)%(7)	16.41%		55.05	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$188		$324		$256
Ratio of Expenses Before Expense Limitation	8.41	%(8)	8.83%		17.41	%(8)
Ratio of Expenses After Expense Limitation	1.20	%(5)(8)	1.20	%(5)	1.20	%(5)(8)
Ratio of Net Investment Loss	(0.55	)%(5)(8)	(0.33	)%(5)	(0.06	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	22	%(7)	70%		68	%(7)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Permanence Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021		Period from March 31, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$14.16		$14.52		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.08)		(0.17)		(0.11)
Net Realized and Unrealized Gain (Loss)	(3.43)		2.35		5.49
Total from Investment Operations	(3.51)		2.18		5.38
Distributions from and/or in Excess of:
Net Investment Income	—		(0.03)		—
Net Realized Gain	—		(2.51)		(0.86)
Total Distributions	—		(2.54)		(0.86)
Net Asset Value, End of Period	$10.65		$14.16		$14.52
Total Return(4)	(24.79	)%(7)	15.52%		54.15	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$20		$26		$21
Ratio of Expenses Before Expense Limitation	17.92	%(8)	18.17%		24.15	%(8)
Ratio of Expenses After Expense Limitation	1.95	%(5)(8)	1.95	%(5)	1.95	%(5)(8)
Ratio of Net Investment Loss	(1.28	)%(5)(8)	(1.09	)%(5)	(1.08	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	22	%(7)	70%		68	%(7)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Permanence Portfolio

	Class R6(1)
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021		Period from March 31, 2020(2) to December 31, 2020(3)
Net Asset Value, Beginning of Period	$14.43		$14.65		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(4)	(0.01)		0.01		(0.00	)(5)
Net Realized and Unrealized Gain (Loss)	(3.50)		2.40		5.51
Total from Investment Operations	(3.51)		2.41		5.51
Distributions from and/or in Excess of:
Net Investment Income	—		(0.12)		—
Net Realized Gain	—		(2.51)		(0.86)
Total Distributions	—		(2.63)		(0.86)
Net Asset Value, End of Period	$10.92		$14.43		$14.65
Total Return(6)	(24.32	)%(9)	16.95%		55.45	%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$50		$18		$16
Ratio of Expenses Before Expense Limitation	11.78	%(10)	20.29%		25.34	%(10)
Ratio of Expenses After Expense Limitation	0.80	%(7)(10)	0.80	%(7)	0.80	%(7)(10)
Ratio of Net Investment Income (Loss)	(0.09	)%(7)(10)	0.07	%(7)	0.03	%(7)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.00	%(8)(10)
Portfolio Turnover Rate	22	%(9)	70%		68	%(9)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than $0.005 per share.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Permanence Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Permanence Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2022, the Subsidiary represented approximately $12,000 or approximately 0.36% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS")

revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$255	$—	$—	$255
Capital Markets	83	—	—	83
Chemicals	30	—	—	30
Commercial Services & Supplies	153	—	—	153
Construction Materials	29	—	—	29
Containers & Packaging	13	—	—	13
Distributors	74	—	—	74
Diversified Consumer Services	88	—	—	88
Entertainment	44	—	—	44
Equity Real Estate Investment Trusts (REITs)	34	—	—	34
Food & Staples Retailing	17	—	—	17
Food Products	100	—	—	100
Health Care Equipment & Supplies	84	—	—	84
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Health Care Technology	$129	$—	$—	$129
Hotels, Restaurants & Leisure	141	—	—	141
Household Durables	44	—	—	44
Insurance	132	—	—	132
Internet & Direct Marketing Retail	204	—	—	204
Life Sciences Tools & Services	109	—	—	109
Metals & Mining	41	—	—	41
Oil, Gas & Consumable Fuels	66	—	—	66
Pharmaceuticals	132	—	—	132
Professional Services	37	—	—	37
Semiconductors & Semiconductor Equipment	137	—	—	137
Software	707	—	—	707
Specialty Retail	151	—	—	151
Trading Companies & Distributors	31	—	—	31
Total Common Stocks	3,065	—	—	3,065
Investment Company	15	—	—	15
Call Options Purchased	—	1	—	1
Short-Term Investment
Investment Company	131	—	—	131
Total Assets	$3,211	$1	$—	$3,212

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$1	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(7	)(b)

(b) Amounts are included in Realized Gain on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$4	(c)

(c) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$1	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$1		$—	$—	$1
JP Morgan Chase Bank NA	—	@	—	—	—	@
Total	$1		$—	$—	$1

@ Value is less than $500

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	2,561,000

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as on-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.65%	0.60%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 1.95% for Class C shares and 0.80% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $12,000 of advisory fees were waived and approximately $103,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $820,000 and $784,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$79	$632	$580	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2202 (000)
Liquidity Funds	$—	$—	$131

@  Amount is less than $500.

During the six months ended June 30, 2022, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the two-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)
$270	$366	$184

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to nondeductible offering costs related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$33	$(33)

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$22	$25

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 42.0%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average since the end of March 2020, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

30

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIPERMSAN
4877754 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Advantage Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	16
Investment Advisory Agreement Approval	26
Liquidity Risk Management Program	28
U.S. Customer Privacy Notice	29
Director and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Advantage Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Expense Example

Advantage Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Advantage Portfolio Class I	$1,000.00	$465.30	$1,020.58	$3.09	$4.26	0.85%
Advantage Portfolio Class A	1,000.00	464.40	1,018.84	4.36	6.01	1.20
Advantage Portfolio Class L	1,000.00	464.70	1,019.89	3.60	4.96	0.99
Advantage Portfolio Class C	1,000.00	462.60	1,015.22	7.00	9.64	1.93
Advantage Portfolio Class R6(1)	1,000.00	465.30	1,020.78	2.94	4.06	0.81

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments

Advantage Portfolio

	Shares	Value (000)
Common Stocks (97.7%)
Capital Markets (0.7%)
Coinbase Global, Inc., Class A (a)	40,114	$1,886
Entertainment (6.1%)
ROBLOX Corp., Class A (a)	382,175	12,559
Spotify Technology SA (a)	47,450	4,452
		17,011
Health Care Equipment & Supplies (1.0%)
Intuitive Surgical, Inc. (a)	14,270	2,864
Health Care Technology (5.8%)
Veeva Systems, Inc., Class A (a)	80,368	15,916
Hotels, Restaurants & Leisure (2.1%)
Airbnb, Inc., Class A (a)	66,157	5,893
Information Technology Services (25.2%)
Adyen NV (Netherlands) (a)	7,301	10,536
Block, Inc., Class A (a)	128,833	7,918
Cloudflare, Inc., Class A (a)	313,286	13,706
Okta, Inc. (a)	35,543	3,213
Shopify, Inc., Class A (Canada) (a)	413,400	12,915
Snowflake, Inc., Class A (a)	137,747	19,155
Twilio, Inc., Class A (a)	24,694	2,070
		69,513
Interactive Media & Services (7.1%)
IAC/InterActiveCorp (a)	56,789	4,315
Match Group, Inc. (a)	40,755	2,840
ZoomInfo Technologies, Inc., Class A (a)	372,294	12,375
		19,530
Internet & Direct Marketing Retail (12.3%)
Amazon.com, Inc. (a)	135,094	14,349
Chewy, Inc., Class A (a)	275,931	9,580
Farfetch Ltd., Class A (a)	282,089	2,020
MercadoLibre, Inc. (a)	7,641	4,866
Wayfair, Inc., Class A (a)	69,742	3,038
		33,853
Life Sciences Tools & Services (0.9%)
Illumina, Inc. (a)	12,938	2,385
Pharmaceuticals (7.2%)
Royalty Pharma PLC, Class A	472,060	19,845
Road & Rail (5.8%)
Uber Technologies, Inc. (a)	778,760	15,934
Semiconductors & Semiconductor Equipment (6.1%)
ASML Holding NV (Netherlands)	35,367	16,831
Software (17.4%)
Coupa Software, Inc. (a)	67,477	3,853
Datadog, Inc., Class A (a)	155,261	14,787
Trade Desk, Inc., Class A (a)	321,891	13,484
Unity Software, Inc. (a)	166,659	6,136
Zoom Video Communications, Inc., Class A (a)	91,700	9,901
		48,161
Total Common Stocks (Cost $422,278)		269,622
	Shares	Value (000)
Investment Company (0.7%)
Grayscale Bitcoin Trust (a) (Cost $7,046)	171,579	$2,069
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $5,273)	5,273,365	5,273
Total Investments Excluding Purchased Options (100.3%) (Cost $434,597)		276,964
Total Purchased Options Outstanding (0.1%) (Cost $3,112)		218
Total Investments (100.4%) (Cost $437,709) (b)(c)(d)		277,182
Liabilities in Excess of Other Assets (–0.4%)		(1,160)
Net Assets (100.0%)		$276,022

(a)  Non-income producing security.

(b)  Securities are available for collateral in connection with purchased options.

(c)  The approximate fair value and percentage of net assets, $10,536,000 and 3.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(d)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $10,250,000 and the aggregate gross unrealized depreciation is approximately $170,777,000, resulting in net unrealized depreciation of approximately $160,527,000.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Advantage Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	215,952,303	215,952	$214		$1,037	$(823)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	222,629,484	222,629	2		1,037	(1,035)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	102,148,816	102,149	2		694	(692)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	64,831,274	64,831	—	@	344	(344)
							$218		$3,112	$(2,894)

@  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Information Technology Services	25.1%
Software	17.4
Internet & Direct Marketing Retail	12.2
Others*	7.3
Pharmaceuticals	7.2
Interactive Media & Services	7.1
Entertainment	6.1
Semiconductors & Semiconductor Equipment	6.1
Road & Rail	5.8
Health Care Technology	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Advantage Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $432,436)	$271,909
Investment in Security of Affiliated Issuer, at Value (Cost $5,273)	5,273
Total Investments in Securities, at Value (Cost $437,709)	277,182
Foreign Currency, at Value (Cost $1)	1
Receivable for Fund Shares Sold	564
Tax Reclaim Receivable	20
Receivable from Affiliate	3
Receivable from Securities Lending Income	1
Interest Receivable	—	@
Other Assets	137
Total Assets	277,908
Liabilities:
Due to Broker	600
Payable for Fund Shares Redeemed	495
Payable for Advisory Fees	466
Payable for Sub Transfer Agency Fees — Class I	151
Payable for Sub Transfer Agency Fees — Class A	29
Payable for Sub Transfer Agency Fees — Class L	1
Payable for Sub Transfer Agency Fees — Class C	12
Payable for Professional Fees	35
Payable for Shareholder Services Fees — Class A	10
Payable for Distribution and Shareholder Services Fees — Class L	—	@
Payable for Distribution and Shareholder Services Fees — Class C	23
Payable for Administration Fees	19
Payable for Custodian Fees	12
Payable for Transfer Agency Fees — Class I	3
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	2
Payable for Transfer Agency Fees — Class R6*	—	@
Other Liabilities	25
Total Liabilities	1,886
Net Assets	$276,022
Net Assets Consist of:
Paid-in-Capital	$470,667
Total Accumulated Loss	(194,645)
Net Assets	$276,022

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Advantage Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$176,042
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	11,272,369
Net Asset Value, Offering and Redemption Price Per Share	$15.62
CLASS A:
Net Assets	$47,742
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	3,187,023
Net Asset Value, Redemption Price Per Share	$14.98
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.83
Maximum Offering Price Per Share	$15.81
CLASS L:
Net Assets	$1,563
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	100,912
Net Asset Value, Offering and Redemption Price Per Share	$15.48
CLASS C:
Net Assets	$25,561
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,812,504
Net Asset Value, Offering and Redemption Price Per Share	$14.10
CLASS R6:*
Net Assets	$25,114
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,599,944
Net Asset Value, Offering and Redemption Price Per Share	$15.70

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.
The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Advantage Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $23 of Foreign Taxes Withheld)	$352
Dividends from Security of Affiliated Issuer (Note G)	7
Income from Securities Loaned — Net	2
Total Investment Income	361
Expenses:
Advisory Fees (Note B)	1,567
Sub Transfer Agency Fees — Class I	304
Sub Transfer Agency Fees — Class A	60
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	21
Shareholder Services Fees — Class A (Note D)	91
Distribution and Shareholder Services Fees — Class L (Note D)	9
Distribution and Shareholder Services Fees — Class C (Note D)	208
Administration Fees (Note C)	193
Professional Fees	71
Registration Fees	51
Shareholder Reporting Fees	38
Custodian Fees (Note F)	16
Transfer Agency Fees — Class I (Note E)	5
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	4
Transfer Agency Fees — Class R6* (Note E)	1
Directors' Fees and Expenses	7
Pricing Fees	2
Interest Expenses	1
Other Expenses	14
Total Expenses	2,669
Reimbursement of Class Specific Expenses — Class I (Note B)	(247)
Reimbursement of Class Specific Expenses — Class A (Note B)	(13)
Reimbursement of Class Specific Expenses — Class L (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(2)
Distribution Fees — Class L Shares Waived (Note D)	(8)
Rebate from Morgan Stanley Affiliate (Note G)	(3)
Net Expenses	2,395
Net Investment Loss	(2,034)
Realized Loss:
Investments Sold	(67,693)
Foreign Currency Translation	(— @)
Net Realized Loss	(67,693)
Change in Unrealized Appreciation (Depreciation):
Investments	(316,311)
Foreign Currency Translation	(2)
Net Change in Unrealized Appreciation (Depreciation)	(316,313)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(384,006)
Net Decrease in Net Assets Resulting from Operations	$(386,040)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Advantage Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(2,034)	$(8,136)
Net Realized Gain (Loss)	(67,693)	156,801
Net Change in Unrealized Appreciation (Depreciation)	(316,313)	(191,534)
Net Decrease in Net Assets Resulting from Operations	(386,040)	(42,869)
Dividends and Distributions to Shareholders:
Class I	—	(117,112)
Class A	—	(24,345)
Class L	—	(827)
Class C	—	(14,072)
Class R6*	—	(8,952)
Total Dividends and Distributions to Shareholders	—	(165,308)
Capital Share Transactions:(1)
Class I:
Subscribed	83,532	278,844
Distributions Reinvested	—	109,929
Redeemed	(219,576)	(322,743)
Class A:
Subscribed	8,483	48,973
Distributions Reinvested	—	23,959
Redeemed	(19,533)	(54,295)
Class L:
Distributions Reinvested	—	827
Redeemed	(630)	(1,101)
Class C:
Subscribed	3,354	17,761
Distributions Reinvested	—	13,699
Redeemed	(12,601)	(16,135)
Class R6:*
Subscribed	6,620	16,626
Distributions Reinvested	—	8,952
Redeemed	(1,924)	(7,061)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(152,275)	118,235
Total Decrease in Net Assets	(538,315)	(89,942)
Net Assets:
Beginning of Period	814,337	904,279
End of Period	$276,022	$814,337

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Advantage Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,775	6,361
Shares Issued on Distributions Reinvested	—	3,273
Shares Redeemed	(9,665)	(7,631)
Net Increase (Decrease) in Class I Shares Outstanding	(5,890)	2,003
Class A:
Shares Subscribed	386	1,130
Shares Issued on Distributions Reinvested	—	742
Shares Redeemed	(839)	(1,330)
Net Increase (Decrease) in Class A Shares Outstanding	(453)	542
Class L:
Shares Issued on Distributions Reinvested	—	25
Shares Redeemed	(23)	(27)
Net Decrease in Class L Shares Outstanding	(23)	(2)
Class C:
Shares Subscribed	163	459
Shares Issued on Distributions Reinvested	—	449
Shares Redeemed	(607)	(417)
Net Increase (Decrease) in Class C Shares Outstanding	(444)	491
Class R6:*
Shares Subscribed	272	359
Shares Issued on Distributions Reinvested	—	265
Shares Redeemed	(90)	(156)
Net Increase in Class R6 Shares Outstanding	182	468

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Advantage Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$33.57		$43.28		$26.06		$20.98		$21.45		$17.47
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.08)		(0.32)		(0.19)		(0.04)		(0.01)		0.00	(3)
Net Realized and Unrealized Gain (Loss)	(17.87)		(1.61)		19.64		5.61		0.87		5.57
Total from Investment Operations	(17.95)		(1.93)		19.45		5.57		0.86		5.57
Distributions from and/or in Excess of:
Net Realized Gain	—		(7.78)		(2.23)		(0.49)		(1.33)		(1.59)
Net Asset Value, End of Period	$15.62		$33.57		$43.28		$26.06		$20.98		$21.45
Total Return(4)	(53.47	)%(7)	(4.45)%		74.79%		26.60%		3.74%		32.06%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$176,042		$576,158		$656,030		$296,843		$156,782		$54,002
Ratio of Expenses Before Expense Limitation	1.00	%(8)	0.88%		0.89%		0.93%		1.01%		1.09%
Ratio of Expenses After Expense Limitation	0.85	%(5)(8)	0.85	%(5)	0.84	%(5)	0.84	%(5)	0.84	%(5)	0.84	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.85	%(5)(8)	N/A		N/A		0.84	%(5)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.70	)%(5)(8)	(0.73	)%(5)	(0.54	)%(5)	(0.15	)%(5)	(0.02	)%(5)	0.02	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	30	%(7)	69%		73%		70%		79%		65%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Advantage Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$32.26		$42.02		$25.42		$20.54		$21.10		$17.26
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.11)		(0.44)		(0.28)		(0.13)		(0.08)		(0.06)
Net Realized and Unrealized Gain (Loss)	(17.17)		(1.54)		19.11		5.50		0.85		5.49
Total from Investment Operations	(17.28)		(1.98)		18.83		5.37		0.77		5.43
Distributions from and/or in Excess of:
Net Realized Gain	—		(7.78)		(2.23)		(0.49)		(1.33)		(1.59)
Net Asset Value, End of Period	$14.98		$32.26		$42.02		$25.42		$20.54		$21.10
Total Return(3)	(53.56	)%(6)	(4.72)%		74.27%		26.20%		3.37%		31.64%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$47,742		$117,424		$130,176		$80,743		$42,959		$23,715
Ratio of Expenses Before Expense Limitation	1.24	%(7)	1.14%		N/A		1.21%		1.29%		1.39%
Ratio of Expenses After Expense Limitation	1.20	%(4)(7)	1.14	%(4)	1.15	%(4)	1.19	%(4)	1.17	%(4)	1.19	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.20	%(4)(7)	N/A		N/A		1.19	%(4)	N/A		N/A
Ratio of Net Investment Loss	(1.04	)%(4)(7)	(1.02	)%(4)	(0.84	)%(4)	(0.50	)%(4)	(0.37	)%(4)	(0.32	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	30	%(6)	69%		73%		70%		79%		65%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Advantage Portfolio

	Class L
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$33.31		$43.04		$25.95		$20.92		$21.42		$17.46
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.36)		(0.21)		(0.06)		(0.05)		(0.02)
Net Realized and Unrealized Gain (Loss)	(17.74)		(1.59)		19.53		5.58		0.88		5.57
Total from Investment Operations	(17.83)		(1.95)		19.32		5.52		0.83		5.55
Distributions from and/or in Excess of:
Net Realized Gain	—		(7.78)		(2.23)		(0.49)		(1.33)		(1.59)
Net Asset Value, End of Period	$15.48		$33.31		$43.04		$25.95		$20.92		$21.42
Total Return(3)	(53.53	)%(6)	(4.54)%		74.65%		26.44%		3.61%		31.96%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,563		$4,120		$5,391		$4,363		$3,751		$4,077
Ratio of Expenses Before Expense Limitation	1.76	%(7)	1.65%		1.66%		1.69%		1.82%		1.87%
Ratio of Expenses After Expense Limitation	0.99	%(4)(7)	0.94	%(4)	0.95	%(4)	0.95	%(4)	0.98	%(4)	0.96	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.99	%(4)(7)	N/A		N/A		0.95	%(4)	N/A		N/A
Ratio of Net Investment Loss	(0.84	)%(4)(7)	(0.82	)%(4)	(0.64	)%(4)	(0.25	)%(4)	(0.21	)%(4)	(0.10	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	30	%(6)	69%		73%		70%		79%		65%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Advantage Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$30.48		$40.44		$24.68		$20.10		$20.82		$17.16
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.18)		(0.71)		(0.50)		(0.29)		(0.24)		(0.20)
Net Realized and Unrealized Gain (Loss)	(16.20)		(1.47)		18.49		5.36		0.85		5.45
Total from Investment Operations	(16.38)		(2.18)		17.99		5.07		0.61		5.25
Distributions from and/or in Excess of:
Net Realized Gain	—		(7.78)		(2.23)		(0.49)		(1.33)		(1.59)
Net Asset Value, End of Period	$14.10		$30.48		$40.44		$24.68		$20.10		$20.82
Total Return(3)	(53.74	)%(6)	(5.41)%		73.10%		25.27%		2.64%		30.77%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,561		$68,793		$71,419		$42,054		$32,706		$11,835
Ratio of Expenses Before Expense Limitation	1.93	%(7)	1.84%		N/A		1.93%		2.00%		2.10%
Ratio of Expenses After Expense Limitation	1.93	%(4)(7)	1.84	%(4)	1.85	%(4)	1.90	%(4)	1.88	%(4)	1.90	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.93	%(4)(7)	N/A		N/A		1.90	%(4)	N/A		N/A
Ratio of Net Investment Loss	(1.78	)%(4)(7)	(1.72	)%(4)	(1.55	)%(4)	(1.20	)%(4)	(1.08	)%(4)	(1.01	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	30	%(6)	69%		73%		70%		79%		65%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Advantage Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(2)		2019(2)		2018(2)		2017(2)
Net Asset Value, Beginning of Period	$33.74		$43.41		$26.12		$21.02		$21.49		$17.48
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	(0.07)		(0.29)		(0.16)		(0.03)		(0.01)		0.01
Net Realized and Unrealized Gain (Loss)	(17.97)		(1.60)		19.68		5.62		0.87		5.59
Total from Investment Operations	(18.04)		(1.89)		19.52		5.59		0.86		5.60
Distributions from and/or in Excess of:
Net Realized Gain	—		(7.78)		(2.23)		(0.49)		(1.33)		(1.59)
Net Asset Value, End of Period	$15.70		$33.74		$43.41		$26.12		$21.02		$21.49
Total Return(4)	(53.47	)%(7)	(4.36)%		74.93%		26.64%		3.74%		32.22%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$25,114		$47,842		$41,263		$28,983		$26,601		$17,542
Ratio of Expenses Before Expense Limitation	0.82	%(8)	0.77%		N/A%		0.83%		0.93%		1.01%
Ratio of Expenses After Expense Limitation	0.81	%(5)(8)	0.77	%(5)	0.79	%(5)	0.80	%(5)	0.80	%(5)	0.80	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.81	%(5)(8)	N/A		N/A		0.80	%(5)	N/A		N/A
Ratio of Net Investment Income (Loss)	(0.65	)%(5)(8)	(0.65	)%(5)	(0.47	)%(5)	(0.10	)%(5)	(0.04	)%(5)	0.07	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	30	%(7)	69%		73%		70%		79%		65%

(1)  Effective April 29, 2022, Class IS Shares were renamed Class R6 Shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Advantage Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class L, Class C and Class R6. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Advantage Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2022, the Subsidiary represented approximately $2,371,000 or approximately 0.86% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Capital Markets	$1,886	$—	$—	$1,886
Entertainment	17,011	—	—	17,011
Health Care Equipment & Supplies	2,864	—	—	2,864
Health Care Technology	15,916	—	—	15,916
Hotels, Restaurants & Leisure	5,893	—	—	5,893
Information Technology Services	58,977	10,536	—	69,513
Interactive Media & Services	19,530	—	—	19,530
Internet & Direct Marketing Retail	33,853	—	—	33,853
Life Sciences Tools & Services	2,385	—	—	2,385
Pharmaceuticals	19,845	—	—	19,845
Road & Rail	15,934	—	—	15,934
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Semiconductors & Semiconductor Equipment	$16,831	$—	$—	$16,831
Software	48,161	—	—	48,161
Total Common Stocks	259,086	10,536	—	269,622
Investment Company	2,069	—	—	2,069
Call Options Purchased	—	218	—	218
Short-Term Investments
Investment Company	5,273	—	—	5,273
Total Assets	$266,428	$10,754	$—	$277,182

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$218	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(1,785	)(b)

(b) Amounts are included in Realized Loss on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$855	(c)

(c) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(d) (000)		Liabilities(d) (000)
Purchased Options	$218	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(e) (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$214	$—	$(214)	$0
JP Morgan Chase Bank NA	4	—	(4)	0
Total	$218	$—	$(218)	$0

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(e) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	664,615,000

5.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-tomarket daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

  Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Consolidated Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

  The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

  At June 30, 2022, the Fund did not have any outstanding securities on loan.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.65%	0.60%	0.55%

For the six months ended June 30, 2022, the advisory fee rate (net of rebate) was equivalent to an annual effective rate of 0.65% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.85% for Class I shares, 1.20% for Class A shares, 0.99% for Class L shares, 1.95% for Class C shares and 0.81% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $263,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares. The Distributor has agreed to waive for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate, the 12b-1 fees on Class L shares of the Fund to the extent it exceeds 0.04% of the average daily net assets of such shares on an annualized basis. For the six months ended June 30, 2022, this waiver amounted to approximately $8,000.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $150,201,000 and $288,051,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $3,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$14,500	$142,904	$152,131	$7
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$5,273

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$44,653	$120,655	$18,463	$26,038

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to nondeductible offering costs related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$6	$(6)

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$48,322

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2021, the Fund intends to defer to January 1, 2022 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$—	$379

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 12.3%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one- and three-year periods but better than its peer group average for the five-year period. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was lower than its peer group average, actual management fee was higher than but close to its peer group average and total expense ratio was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were acceptable and (ii) management fee was competitive with its peer group average.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIADVSAN
4877689 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

US Core Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	18
Liquidity Risk Management Program	20
U.S. Customer Privacy Notice	21
Director and Officer Information	24

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in US Core Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

US Core Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
US Core Portfolio Class I	$1,000.00	$784.50	$1,020.83	$3.54	$4.01	0.80%
US Core Portfolio Class A	1,000.00	783.50	1,019.49	4.73	5.36	1.07
US Core Portfolio Class C	1,000.00	781.00	1,015.87	7.95	9.00	1.80
US Core Portfolio Class R6(1)	1,000.00	784.60	1,021.08	3.32	3.76	0.75

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

US Core Portfolio

	Shares	Value (000)
Common Stocks (99.3%)
Banks (10.4%)
First Republic Bank	55,884	$8,058
JPMorgan Chase & Co.	37,408	4,213
SVB Financial Group (a)	14,881	5,878
		18,149
Building Products (0.6%)
Fortune Brands Home & Security, Inc.	16,637	996
Capital Markets (4.2%)
Ameriprise Financial, Inc.	30,733	7,305
Commercial Services & Supplies (4.1%)
Waste Management, Inc.	46,141	7,059
Distributors (1.3%)
Pool Corp.	6,350	2,230
Electric Utilities (3.1%)
NextEra Energy, Inc.	68,427	5,300
Equity Real Estate Investment Trusts (REITs) (7.2%)
SBA Communications Corp. REIT	17,329	5,546
STORE Capital Corp. REIT	269,033	7,016
		12,562
Food & Staples Retailing (3.5%)
Costco Wholesale Corp.	12,835	6,152
Food Products (1.2%)
McCormick & Co. Inc.	25,307	2,107
Health Care Equipment & Supplies (0.6%)
Edwards Lifesciences Corp. (a)	10,913	1,038
Health Care Technology (1.0%)
Veeva Systems, Inc., Class A (a)	8,845	1,752
Hotels, Restaurants & Leisure (6.6%)
Domino's Pizza, Inc.	2,346	914
McDonald's Corp.	25,115	6,200
MGM Resorts International	100,338	2,905
Planet Fitness, Inc., Class A (a)	20,446	1,391
		11,410
Household Durables (0.3%)
Lennar Corp., Class A	8,562	604
Information Technology Services (2.3%)
Jack Henry & Associates, Inc.	5,129	923
Mastercard, Inc., Class A	9,977	3,148
		4,071
Insurance (5.8%)
Brown & Brown, Inc.	85,379	4,981
Progressive Corp.	43,220	5,025
		10,006
Interactive Media & Services (6.7%)
Alphabet, Inc., Class A (a)	5,330	11,616
Life Sciences Tools & Services (7.0%)
Danaher Corp.	31,301	7,935
West Pharmaceutical Services, Inc.	14,128	4,272
		12,207
	Shares	Value (000)
Oil, Gas & Consumable Fuels (6.5%)
Chevron Corp.	68,063	$9,854
Valero Energy Corp.	13,896	1,477
		11,331
Personal Products (1.8%)
Estee Lauder Cos., Inc. , Class A	12,487	3,180
Software (8.9%)
Microsoft Corp.	60,235	15,470
Specialty Retail (2.5%)
Home Depot, Inc.	10,908	2,992
RH (a)	6,297	1,336
		4,328
Tech Hardware, Storage & Peripherals (8.9%)
Apple, Inc.	113,247	15,483
Textiles, Apparel & Luxury Goods (1.4%)
Lululemon Athletica, Inc. (a)	8,985	2,449
Trading Companies & Distributors (3.4%)
United Rentals, Inc. (a)	24,110	5,857
Total Common Stocks (Cost $185,037)		172,662
Short-Term Investment (0.9%)
Investment Company (0.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $1,678)	1,678,179	1,678
Total Investments (100.2%) (Cost $186,715) (b)		174,340
Liabilities in Excess of Other Assets (–0.2%)		(407)
Net Assets (100.0%)		$173,933

(a)  Non-income producing security.

(b)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $4,525,000 and the aggregate gross unrealized depreciation is approximately $16,900,000, resulting in net unrealized depreciation of approximately $12,375,000.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	32.2%
Banks	10.4
Tech Hardware, Storage & Peripherals	8.9
Software	8.9
Equity Real Estate Investment Trusts (REITs)	7.2
Life Sciences Tools & Services	7.0
Interactive Media & Services	6.7
Hotels, Restaurants & Leisure	6.5
Oil, Gas & Consumable Fuels	6.5
Insurance	5.7
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

US Core Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $185,037)	$172,662
Investment in Security of Affiliated Issuer, at Value (Cost $1,678)	1,678
Total Investments in Securities, at Value (Cost $186,715)	174,340
Receivable for Investments Sold	441
Receivable for Fund Shares Sold	230
Dividends Receivable	111
Receivable from Affiliate	—	@
Other Assets	149
Total Assets	175,271
Liabilities:
Payable for Fund Shares Redeemed	665
Payable for Investments Purchased	365
Payable for Advisory Fees	227
Payable for Shareholder Services Fees — Class A	7
Payable for Distribution and Shareholder Services Fees — Class C	27
Payable for Professional Fees	27
Payable for Administration Fees	12
Payable for Custodian Fees	3
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	—-	@
Payable for Transfer Agency Fees — Class R6*	—	@
Other Liabilities	4
Total Liabilities	1,338
Net Assets	$173,933
Net Assets Consist of:
Paid-in-Capital	$190,428
Total Accumulated Loss	(16,495)
Net Assets	$173,933
CLASS I:
Net Assets	$107,499
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,572,326
Net Asset Value, Offering and Redemption Price Per Share	$19.29
CLASS A:
Net Assets	$34,751
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,818,469
Net Asset Value, Redemption Price Per Share	$19.11
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.06
Maximum Offering Price Per Share	$20.17
CLASS C:
Net Assets	$31,675
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,721,893
Net Asset Value, Offering and Redemption Price Per Share	$18.40
CLASS R6:*
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	435
Net Asset Value, Offering and Redemption Price Per Share	$19.31

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

US Core Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$1,065
Dividends from Security of Affiliated Issuer (Note G)	3
Total Investment Income	1,068
Expenses:
Advisory Fees (Note B)	549
Shareholder Services Fees — Class A (Note D)	46
Distribution and Shareholder Services Fees — Class C (Note D)	169
Administration Fees (Note C)	73
Professional Fees	60
Sub Transfer Agency Fees — Class I	35
Sub Transfer Agency Fees — Class A	12
Sub Transfer Agency Fees — Class C	6
Registration Fees	39
Shareholder Reporting Fees	11
Custodian Fees (Note F)	10
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	1
Directors' Fees and Expenses	3
Pricing Fees	1
Other Expenses	8
Total Expenses	1,026
Waiver of Advisory Fees (Note B)	(66)
Reimbursement of Class Specific Expenses — Class I (Note B)	(9)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	948
Net Investment Income	120
Realized Loss:
Investments Sold	(4,078)
Change in Unrealized Appreciation (Depreciation):
Investments	(41,035)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(45,113)
Net Decrease in Net Assets Resulting from Operations	$(44,993)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

US Core Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$120	$37
Net Realized Gain (Loss)	(4,078)	327
Net Change in Unrealized Appreciation (Depreciation)	(41,035)	19,892
Net Increase (Decrease) in Net Assets Resulting from Operations	(44,993)	20,256
Dividends and Distributions to Shareholders:
Class I	—	(40)
Class A	—	—
Class R6*	—	(— @)
Total Dividends and Distributions to Shareholders	—	(40)
Capital Share Transactions:(1)
Class I:
Subscribed	86,641	91,162
Distributions Reinvested	—	40
Redeemed	(61,579)	(15,252)
Class A:
Subscribed	20,649	31,955
Redeemed	(11,717)	(7,229)
Class C:
Subscribed	22,934	18,088
Redeemed	(5,651)	(842)
Class R6:*
Subscribed	11	229
Distributions Reinvested	—	— @
Redeemed	(264)	(20)
Net Increase in Net Assets Resulting from Capital Share Transactions	51,024	118,131
Total Increase in Net Assets	6,031	138,347
Net Assets:
Beginning of Period	167,902	29,555
End of Period	$173,933	$167,902
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,908	4,036
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(2,821)	(679)
Net Increase in Class I Shares Outstanding	1,087	3,359
Class A:
Shares Subscribed	942	1,424
Shares Redeemed	(546)	(325)
Net Increase in Class A Shares Outstanding	396	1,099
Class C:
Shares Subscribed	1,047	810
Shares Redeemed	(286)	(41)
Net Increase in Class C Shares Outstanding	761	769
Class R6:*
Shares Subscribed	1	12
Shares Issued on Distributions Reinvested	—	— @@
Shares Redeemed	(12)	(1)
Net Increase (Decrease) in Class R6 Shares Outstanding	(11)	11

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amounts is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

US Core Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$24.59		$18.09		$14.61		$10.89		$12.41		$10.45
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.04		0.05		0.06		0.09		0.11		0.08
Net Realized and Unrealized Gain (Loss)	(5.34)		6.46		3.47		3.82		(1.47)		1.94
Total from Investment Operations	(5.30)		6.51		3.53		3.91		(1.36)		2.02
Distributions from and/or in Excess of:
Net Investment Income	—		(0.01)		—		(0.09)		(0.05)		(0.05)
Net Realized Gain	—		—		(0.05)		(0.10)		(0.11)		—
Paid-in-Capital	—		—		—		—		—		(0.01)
Total Distributions	—		(0.01)		(0.05)		(0.19)		(0.16)		(0.06)
Net Asset Value, End of Period	$19.29		$24.59		$18.09		$14.61		$10.89		$12.41
Total Return(2)	(21.55	)%(5)	35.99%		24.20%		36.01%		(11.00)%		19.33%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$107,499		$110,286		$20,377		$13,086		$7,532		$8,965
Ratio of Expenses Before Expense Limitation	0.89	%(6)	1.07%		1.97%		2.09%		2.31%		2.78%
Ratio of Expenses After Expense Limitation	0.80	%(3)(6)	0.80	%(3)	0.80	%(3)	0.78	%(3)	0.80	%(3)	0.78	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.80	%(3)(6)	0.80	%(3)	0.79	%(3)	N/A		N/A		N/A
Ratio of Net Investment Income	0.37	%(3)(6)	0.21	%(3)	0.42	%(3)	0.71	%(3)	0.86	%(3)	0.68	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	11	%(5)	26%		54%		69%		60%		57%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.
The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

US Core Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$24.39		$17.99		$14.58		$10.86		$12.38		$10.44
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.01		(0.01)		0.01		0.05		0.07		0.04
Net Realized and Unrealized Gain (Loss)	(5.29)		6.41		3.45		3.82		(1.47)		1.92
Total from Investment Operations	(5.28)		6.40		3.46		3.87		(1.40)		1.96
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.05)		(0.01)		(0.01)
Net Realized Gain	—		—		(0.05)		(0.10)		(0.11)		—
Paid-in-Capital	—		—		—		—		—		(0.01)
Total Distributions	—		—		(0.05)		(0.15)		(0.12)		(0.02)
Net Asset Value, End of Period	$19.11		$24.39		$17.99		$14.58		$10.86		$12.38
Total Return(2)	(21.65	)%(5)	35.58%		23.77%		35.68%		(11.35)%		18.80%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$34,751		$34,693		$5,807		$3,393		$1,833		$1,874
Ratio of Expenses Before Expense Limitation	1.14	%(6)	1.36%		2.29%		2.46%		2.68%		3.23%
Ratio of Expenses After Expense Limitation	1.07	%(3)(6)	1.09	%(3)	1.12	%(3)	1.15	%(3)	1.15	%(3)	1.15	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.07	%(3)(6)	1.09	%(3)	1.11	%(3)	N/A		N/A		N/A
Ratio of Net Investment Income (Loss)	0.09	%(3)(6)	(0.06	)%(3)	0.07	%(3)	0.34	%(3)	0.55	%(3)	0.31	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	11	%(5)	26%		54%		69%		60%		57%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

US Core Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$23.56		$17.51		$14.30		$10.70		$12.28		$10.41
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.06)		(0.17)		(0.10)		(0.05)		(0.03)		(0.05)
Net Realized and Unrealized Gain (Loss)	(5.10)		6.22		3.36		3.75		(1.44)		1.92
Total from Investment Operations	(5.16)		6.05		3.26		3.70		(1.47)		1.87
Distributions from and/or in Excess of:
Net Realized Gain	—		—		(0.05)		(0.10)		(0.11)		—
Total Distributions	—		—		(0.05)		(0.10)		(0.11)		—
Net Asset Value, End of Period	$18.40		$23.56		$17.51		$14.30		$10.70		$12.28
Total Return(2)	(21.90	)%(5)	34.55%		22.84%		34.50%		(11.94)%		17.96%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$31,675		$22,638		$3,353		$2,489		$1,563		$1,831
Ratio of Expenses Before Expense Limitation	1.87	%(6)	2.12%		3.07%		3.23%		3.44%		3.94%
Ratio of Expenses After Expense Limitation	1.80	%(3)(6)	1.84	%(3)	1.90	%(3)	1.90	%(3)	1.90	%(3)	1.90	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.80	%(3)(6)	1.84	%(3)	1.90	%(3)	N/A		N/A		N/A
Ratio of Net Investment Loss	(0.62	)%(3)(6)	(0.80	)%(3)	(0.68	)%(3)	(0.39	)%(3)	(0.22	)%(3)	(0.43	)%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(4)(6)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)	0.00	%(4)
Portfolio Turnover Rate	11	%(5)	26%		54%		69%		60%		57%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Amount is less than 0.005%.

(5)  Not annualized.

(6)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

US Core Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$24.61		$18.10		$14.61		$10.88		$12.41		$10.45
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.03		0.06		0.07		0.10		0.12		0.08
Net Realized and Unrealized Gain (Loss)	(5.33)		6.47		3.47		3.83		(1.48)		1.94
Total from Investment Operations	(5.30)		6.53		3.54		3.93		(1.36)		2.02
Distributions from and/or in Excess of:
Net Investment Income	—		(0.02)		—		(0.10)		(0.06)		(0.01)
Net Realized Gain	—		—		(0.05)		(0.10)		(0.11)		—
Paid-in-Capital	—		—		—		—		—		(0.05)
Total Distributions	—		(0.02)		(0.05)		(0.20)		(0.17)		(0.06)
Net Asset Value, End of Period	$19.31		$24.61		$18.10		$14.61		$10.88		$12.41
Total Return(3)	(21.54	)%(6)	36.06%		24.27%		36.17%		(11.04)%		19.37%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8		$285		$18		$26		$11		$12
Ratio of Expenses Before Expense Limitation	2.40	%(7)	2.20%		13.73%		16.90%		16.44%		19.96%
Ratio of Expenses After Expense Limitation	0.75	%(4)(7)	0.75	%(4)	0.75	%(4)	0.75	%(4)	0.75	%(4)	0.75	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.75	%(4)(7)	0.75	%(4)	0.75	%(4)	N/A		N/A		N/A
Ratio of Net Investment Income	0.28	%(4)(7)	0.25	%(4)	0.50	%(4)	0.74	%(4)	0.92	%(4)	0.71	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	11	%(6)	26%		54%		69%		60%		57%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the US Core Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$18,149	$—	$—	$18,149
Building Products	996	—	—	996
Capital Markets	7,305	—	—	7,305
Commercial Services & Supplies	7,059	—	—	7,059
Distributors	2,230	—	—	2,230
Electric Utilities	5,300	—	—	5,300
Equity Real Estate Investment Trusts (REITs)	12,562	—	—	12,562
Food & Staples Retailing	6,152	—	—	6,152
Food Products	2,107	—	—	2,107
Health Care Equipment & Supplies	1,038	—	—	1,038
Health Care Technology	1,752	—	—	1,752
Hotels, Restaurants & Leisure	11,410	—	—	11,410
Household Durables	604	—	—	604
Information Technology Services	4,071	—	—	4,071
Insurance	10,006	—	—	10,006

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Interactive Media & Services	$11,616	$—	$—	$11,616
Life Sciences Tools & Services	12,207	—	—	12,207
Oil, Gas & Consumable Fuels	11,331	—	—	11,331
Personal Products	3,180	—	—	3,180
Software	15,470	—	—	15,470
Specialty Retail	4,328	—	—	4,328
Tech Hardware, Storage & Peripherals	15,483	—	—	15,483
Textiles, Apparel & Luxury Goods	2,449	—	—	2,449
Trading Companies & Distributors	5,857	—	—	5,857
Total Common Stocks	172,662	—	—	172,662
Short-Term Investment
Investment Company	1,678	—	—	1,678
Total Assets	$174,340	$—	$—	$174,340

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.60%	0.55%	0.50%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.53% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.80% for Class I shares, 1.15% for Class A shares, 1.90% for Class C shares and 0.75% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $66,000 of advisory fees were waived and approximately $10,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $73,648,000 and $19,307,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$4,635	$60,478	$63,435	$3
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$1,678

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$40	$—	$—	$83

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains

(losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$29	$116

During the year ended December 31, 2021, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $456,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 58.3%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-, three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

24

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSCPSAN
4879425 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

U.S. Focus Real Estate Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	19
Liquidity Risk Management Program	21
U.S. Customer Privacy Notice	22
Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in U.S. Focus Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

U.S. Focus Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Focus Real Estate Portfolio Class I	$1,000.00	$796.50	$1,020.38	$3.96	$4.46	0.89%
U.S. Focus Real Estate Portfolio Class A	1,000.00	795.00	1,018.60	5.56	6.26	1.25
U.S. Focus Real Estate Portfolio Class C	1,000.00	791.90	1,014.88	8.89	9.99	2.00
U.S. Focus Real Estate Portfolio Class R6(1)	1,000.00	796.60	1,020.58	3.79	4.26	0.85

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the actual days accrued in the period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

U.S. Focus Real Estate Portfolio

	Shares	Value (000)
Common Stocks (97.3%)
Apartments (14.7%)
AvalonBay Communities, Inc. REIT	1,134	$220
Equity Residential REIT	3,064	222
Mid-America Apartment Communities, Inc. REIT	1,305	228
		670
Data Centers (7.7%)
Digital Realty Trust, Inc. REIT	2,561	333
GDS Holdings Ltd. ADR (China) (a)	628	21
		354
Free Standing (6.6%)
Agree Realty Corp. REIT	3,068	221
NETSTREIT Corp. REIT	4,174	79
		300
Health Care (7.8%)
Welltower, Inc. REIT	4,326	356
Industrial (13.3%)
Americold Realty Trust REIT	4,738	142
Duke Realty Corp. REIT	2,469	136
Prologis, Inc. REIT	2,804	330
		608
Lodging/Resorts (2.5%)
Boyd Gaming Corp.	847	42
Park Hotels & Resorts, Inc. REIT	5,438	74
		116
Manufactured Homes (2.5%)
Sun Communities, Inc. REIT	720	115
Office (1.9%)
SL Green Realty Corp. REIT	1,863	86
Self Storage (10.4%)
Extra Space Storage, Inc. REIT	953	162
Public Storage REIT	1,002	313
		475
Shopping Centers (9.7%)
Brixmor Property Group, Inc. REIT	7,538	152
RPT Realty REIT	13,068	128
SITE Centers Corp. REIT	11,990	162
		442
Specialty (20.2%)
American Tower Corp. REIT	2,353	601
Iron Mountain, Inc. REIT	2,097	102
SBA Communications Corp. REIT	680	218
		921
Total Common Stocks (Cost $4,824)		4,443
	Shares	Value (000)
Short-Term Investment (2.5%)
Investment Company (2.5%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $122)	112,064	$112
Total Investments (99.8%) (Cost $4,936) (b)		4,555
Other Assets in Excess of Liabilities (0.2%)		8
Net Assets (100.0%)		$4,563

(a)  Non-income producing security.

(b)  At June 30, 2022, the aggregate cost for federal income tax purposes is approximately $4,936,000. The aggregate gross unrealized appreciation is approximately $19,000 and the aggregate gross unrealized depreciation is approximately $400,000, resulting in net unrealized depreciation of approximately $381,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition

Classification	Percentage of Total Investments
Specialty	20.2%
Apartments	14.7
Industrial	13.4
Self Storage	10.4
Shopping Centers	9.7
Other*	9.4
Health Care	7.8
Data Centers	7.8
Free Standing	6.6
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Focus Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $4,815)	$4,443
Investment in Security of Affiliated Issuer, at Value (Cost $112)	112
Total Investments in Securities, at Value (Cost $4,927)	4,555
Foreign Currency, at Value (Cost —@)	—	@
Due from Adviser	76
Prepaid Offering Costs	41
Dividends Receivable	15
Receivable from Affiliate	—	@
Other Assets	28
Total Assets	4,715
Liabilities:
Payable for Professional Fees	73
Payable for Offering Costs	60
Payable for Custodian Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6*	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	17
Total Liabilities	152
Net Assets	$4,563
Net Assets Consist of:
Paid-in-Capital	$5,028
Total Accumulated Loss	(465)
Net Assets	$4,563
CLASS I:
Net Assets	$4,426
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	487,653
Net Asset Value, Offering and Redemption Price Per Share	$9.08
CLASS A:
Net Assets	$46
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,019
Net Asset Value, Redemption Price Per Share	$9.07
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.50
Maximum Offering Price Per Share	$9.57
CLASS C:
Net Assets	$45
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,001
Net Asset Value, Offering and Redemption Price Per Share	$9.05
CLASS R6:*
Net Assets	$46
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,028
Net Asset Value, Offering and Redemption Price Per Share	$9.08

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Focus Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of foreign Taxes Withheld)	$72
Dividends from Security of Affiliated Issuer (Note G)	— @
Income from Securities Loaned — Net	— @
Total Investment Income	72
Expenses:
Professional Fees	83
Offering Costs	80
Advisory Fees (Note B)	18
Shareholder Reporting Fees	15
Registration Fees	6
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	1
Custodian Fees (Note F)	2
Administration Fees (Note C)	2
Directors' Fees and Expenses	1
Pricing Fees	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Other Expenses	2
Total Expenses	214
Expenses Reimbursed by Adviser (Note B)	(171)
Waiver of Advisory Fees (Note B)	(18)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	22
Net Investment Income	50
Realized Loss:
Investments Sold	(167)
Foreign Currency Translation	— @
Net Realized Loss	(167)
Change in Unrealized Appreciation (Depreciation):
Investments	(1,052)
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	(1,052)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(1,219)
Net Decrease in Net Assets Resulting from Operations	$(1,169)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

U.S. Focus Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Period from September 30, 2021^ to December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$50	$12
Net Realized Gain (Loss)	(167)	38
Net Change in Unrealized Appreciation (Depreciation)	(1,052)	680
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,169)	730
Dividends and Distributions to Shareholders:
Class I	(15)	(15)
Class A	(— @)	(—	@)
Class C	(— @)	(—	@)
Class R6*	(— @)	(—	@)
Total Dividends and Distributions to Shareholders	(15)	(15)
Capital Share Transactions:(1)
Class I:
Subscribed	18	4,850
Distributions Reinvested	15	15
Redeemed	(16)	—
Class A:
Subscribed	—	50
Distributions Reinvested	— @	—	@
Class C:
Subscribed	—	50
Distributions Reinvested	— @	—	@
Class R6:*
Subscribed	—	50
Distributions Reinvested	— @	—	@
Net Increase in Net Assets Resulting from Capital Share Transactions	17	5,015
Total Increase (Decrease) in Net Assets	(1,167)	5,730
Net Assets:
Beginning of Period	5,730	—
End of Period	$4,563	$5,730

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

U.S. Focus Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)		Period from September 30, 2021^ to December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	2		485
Shares Issued on Distributions Reinvested	1		1
Shares Redeemed	(2)		—
Net Increase in Class I Shares Outstanding	1		486
Class A:
Shares Subscribed	—		5
Shares Issued on Distributions Reinvested	—	@@	—	@@
Net Increase in Class A Shares Outstanding	—	@@	5
Class C:
Shares Subscribed	—		5
Shares Issued on Distributions Reinvested	—	@@	—	@@
Net Increase in Class C Shares Outstanding	—	@@	5
Class R6:*
Shares Subscribed	—		5
Shares Issued on Distributions Reinvested	—	@@	—	@@
Net Increase in Class R6 Shares Outstanding	—	@@	5

^  Commencement of Operations.

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

U.S. Focus Real Estate Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Period from September 30, 2021(1) to December 31, 2021
Net Asset Value, Beginning of Period	$11.43		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.10		0.02
Net Realized and Unrealized Gain (Loss)	(2.42)		1.44
Total from Investment Operations	(2.32)		1.46
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.03)
Net Asset Value, End of Period	$9.08		$11.43
Total Return(3)	(20.35	)%(4)	14.62	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,426		$5,559
Ratio of Expenses Before Expense Limitation	8.26	%(5)	8.45	%(5)
Ratio of Expenses After Expense Limitation	0.89	%(5)(6)	0.89	%(5)(6)
Ratio of Net Investment Income	1.95	%(5)(6)	0.92	%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	51	%(4)	26	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

U.S. Focus Real Estate Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Period from September 30, 2021(1) to December 31, 2021
Net Asset Value, Beginning of Period	$11.43		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.08		0.02
Net Realized and Unrealized Gain (Loss)	(2.42)		1.43
Total from Investment Operations	(2.34)		1.45
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.02)
Net Asset Value, End of Period	$9.07		$11.43
Total Return(3)	(20.50	)%(4)	14.51	%(4)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$46		$57
Ratio of Expenses Before Expense Limitation	12.25	%(5)	11.91	%(5)
Ratio of Expenses After Expense Limitation	1.25	%(5)(6)	1.25	%(5)(6)
Ratio of Net Investment Income	1.59	%(5)(6)	0.56	%(5)(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)(7)
Portfolio Turnover Rate	51	%(4)	26	%(4)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  Not annualized.

(5)  Annualized.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

U.S. Focus Real Estate Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Period from September 30, 2021(1) to December 31, 2021
Net Asset Value, Beginning of Period	$11.43		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.04		(0.01)
Net Realized and Unrealized Gain (Loss)	(2.42)		1.44
Total from Investment Operations	(2.38)		1.43
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)(3)	(0.00	)(3)
Net Asset Value, End of Period	$9.05		$11.43
Total Return(4)	(20.81	)%(5)	14.30	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$45		$57
Ratio of Expenses Before Expense Limitation	13.02	%(6)	12.67	%(6)
Ratio of Expenses After Expense Limitation	2.00	%(6)(7)	2.00	%(6)(7)
Ratio of Net Investment Income (Loss)	0.84	%(6)(7)	(0.19	)%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)(8)
Portfolio Turnover Rate	51	%(5)	26	%(5)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

U.S. Focus Real Estate Portfolio

	Class R6(1)
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Period from September 30, 2021(2) to December 31, 2021
Net Asset Value, Beginning of Period	$11.43		$10.00
Income (Loss) from Investment Operations:
Net Investment Income(3)	0.10		0.03
Net Realized and Unrealized Gain (Loss)	(2.42)		1.43
Total from Investment Operations	(2.32)		1.46
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.03)
Net Asset Value, End of Period	$9.08		$11.43
Total Return(4)	(20.34	)%(5)	14.63	%(5)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$46		$57
Ratio of Expenses Before Expense Limitation	11.98	%(6)	11.65	%(6)
Ratio of Expenses After Expense Limitation	0.85	%(6)(7)	0.85	%(6)(7)
Ratio of Net Investment Income	1.99	%(6)(7)	0.95	%(6)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)(8)
Portfolio Turnover Rate	51	%(5)	26	%(5)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Not annualized.

(6)  Annualized.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the U.S. Focus Real Estate Portfolio. The Fund seeks to provide current income and long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of real estate investment trusts ("REITs"). The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$670	$—	$—	$670
Data Centers	354	—	—	354
Free Standing	300	—	—	300
Health Care	356	—	—	356
Industrial	608	—	—	608
Lodging/Resorts	116	—	—	116
Manufactured Homes	115	—	—	115

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Office	$86	$—	$—	$86
Self Storage	475	—	—	475
Shopping Centers	442	—	—	442
Specialty	921	—	—	921
Total Common Stocks	4,443	—	—	4,443
Short-Term Investment
Investment Company	112	—	—	112
Total Assets	$4,555	$—	$—	$4,555

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

4.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

5.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.70%	0.65%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 2.00% for Class C shares and 0.85% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $18,000 of advisory fees were waived and approximately $174,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $2,626,000 and $2,647,000, respectively. There were no purchases and sales of long-term

U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$28	$740	$656	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$112

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax year ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal year 2021 was as follows:

2021 Distributions Paid From: Ordinary Income (000)
$15

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible expense, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$4	$(4)

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$36	$4

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund did not have record owners of 10% or greater.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Fund under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Fund. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.

Economies of Scale

The Board considered the growth prospects of the Fund and the structure of the proposed management fee schedule, which includes breakpoints. The Board considered that the Fund's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSFRESAN
4879445 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

U.S. Real Estate Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	11
Notes to Financial Statements	17
Investment Advisory Agreement Approval	25
Liquidity Risk Management Program	27
U.S. Customer Privacy Notice	28
Director and Officer Information	31

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in U.S. Real Estate Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

U.S. Real Estate Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
U.S. Real Estate Portfolio Class I	$1,000.00	$788.90	$1,020.33	$3.99	$4.51	0.90%
U.S. Real Estate Portfolio Class A	1,000.00	788.10	1,018.70	5.45	6.16	1.23
U.S. Real Estate Portfolio Class L	1,000.00	785.90	1,016.12	7.75	8.75	1.75
U.S. Real Estate Portfolio Class C	1,000.00	785.00	1,014.88	8.85	9.99	2.00
U.S. Real Estate Portfolio Class R6(1)	1,000.00	789.90	1,020.68	3.68	4.16	0.83
U.S. Real Estate Portfolio Class IR	1,000.00	789.10	1,020.68	3.68	4.16	0.83

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

U.S. Real Estate Portfolio

	Shares	Value (000)
Common Stocks (98.0%)
Apartments (16.5%)
AvalonBay Communities, Inc. REIT	5,644	$1,096
Equity Residential REIT	23,991	1,733
Mid-America Apartment Communities, Inc. REIT	9,196	1,606
UDR, Inc. REIT	32,483	1,496
		5,931
Data Centers (8.5%)
Digital Realty Trust, Inc. REIT	22,694	2,946
GDS Holdings Ltd. ADR (China) (a)	3,740	125
		3,071
Free Standing (8.2%)
Agree Realty Corp. REIT	8,699	628
NETSTREIT Corp. REIT	22,963	433
Realty Income Corp. REIT	27,751	1,894
		2,955
Health Care (12.1%)
Healthpeak Properties, Inc. REIT	42,002	1,088
Ventas, Inc. REIT	21,220	1,092
Welltower, Inc. REIT	26,410	2,175
		4,355
Industrial (15.0%)
Americold Realty Trust, Inc. REIT	18,447	554
Duke Realty Corp. REIT	15,231	837
Exeter Industrial Value Fund, LP (a)(b)(c)	7,905,000	324
ProLogis, Inc. REIT	29,657	3,489
Rexford Industrial Realty, Inc. REIT	3,717	214
		5,418
Lodging/Resorts (2.9%)
Boyd Gaming Corp.	5,479	272
Host Hotels & Resorts, Inc. REIT	33,037	518
Park Hotels & Resorts, Inc. REIT	19,358	263
		1,053
Manufactured Homes (2.9%)
Sun Communities, Inc. REIT	6,471	1,031
Office (2.3%)
Kilroy Realty Corp. REIT	6,049	317
SL Green Realty Corp. REIT (d)	11,229	518
		835
Regional Malls (1.9%)
Simon Property Group, Inc. REIT	7,362	699
Self Storage (11.5%)
Extra Space Storage, Inc. REIT	6,411	1,091
Life Storage, Inc. REIT	6,560	732
Public Storage REIT	7,409	2,317
		4,140
Shopping Centers (7.8%)
Brixmor Property Group, Inc. REIT	42,396	857
Kite Realty Group Trust REIT	39,504	683
RPT Realty REIT	44,180	434
	Shares	Value (000)
SITE Centers Corp. REIT	60,665	$817
		2,791
Single Family Homes (3.1%)
Invitation Homes, Inc. REIT	31,119	1,107
Specialty (5.3%)
American Tower Corp. REIT	1,807	462
Iron Mountain, Inc. REIT	16,505	804
Outfront Media, Inc. REIT	18,550	314
VICI Properties, Inc. REIT	10,759	321
		1,901
Total Common Stocks (Cost $36,036)		35,287
Short-Term Investments (3.1%)
Securities held as Collateral on Loaned Securities (1.4%)
Investment Company (1.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G)	418,057	418
	Face Amount (000)
Repurchase Agreements (0.3%)
HSBC Securities USA, Inc. (1.50%, dated 6/30/22, due 7/1/22; proceeds $33; fully collateralized by U.S. Government obligations; 0.00% — 3.63% due 2/15/23 — 5/15/32; valued at $33)	$33	33
Merrill Lynch & Co., Inc. (1.46%, dated 6/30/22, due 7/1/22; proceeds $63; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $65)	63	63
		96
Total Securities held as Collateral on Loaned Securities (Cost $514)		514
	Shares
Investment Company (1.7%)
Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio — Institutional Class (See Note G) (Cost $588)	588,244	588
Total Short-Term Investments (Cost $1,102)		1,102
Total Investments (101.1%) (Cost $37,138) Including $518 of Securities Loaned (e)		36,389
Liabilities in Excess of Other Assets (–1.1%)		(392)
Net Assets (100.0%)		$35,997

(a)  Non-income producing security.

(b)  At June 30, 2022, the Fund held a fair valued security at approximately $324,000, representing 0.9% of net assets. This security has been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.
The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

U.S. Real Estate Portfolio

(c)  Restricted security valued at fair value and not registered under the Securities Act of 1933. Exeter Industrial Value Fund, LP was acquired between 11/07 — 4/11 and has a current cost basis of $0. At June 30, 2022, this security had an aggregate market value of approximately $324,000, representing 0.9% of net assets

(d)  All or a portion of this security was on loan at June 30, 2022.

(e)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $2,778,000 and the aggregate gross unrealized depreciation is approximately $3,527,000, resulting in net unrealized depreciation of approximately $749,000.

ADR  American Depositary Receipt.

REIT  Real Estate Investment Trust.

Portfolio Composition*

Classification	Percentage of Total Investments
Apartments	16.5%
Industrial	15.1
Others**	14.9
Health Care	12.1
Self Storage	11.5
Data Centers	8.6
Free Standing	8.2
Shopping Centers	7.8
Specialty	5.3
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $36,132)	$35,383
Investment in Security of Affiliated Issuer, at Value (Cost $1,006)	1,006
Total Investments in Securities, at Value (Cost $37,138)	36,389
Foreign Currency, at Value (Cost $3)	3
Cash from Securities Lending	28
Dividends Receivable	99
Receivable for Fund Shares Sold	20
Receivable from Affiliate	—	@
Receivable from Securities Lending Income	—	@
Other Assets	88
Total Assets	36,627
Liabilities:
Collateral on Securities Loaned, at Value	542
Payable for Professional Fees	31
Payable for Sub Transfer Agency Fees — Class I	8
Payable for Sub Transfer Agency Fees — Class A	2
Payable for Sub Transfer Agency Fees — Class L	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	4
Payable for Transfer Agency Fees — Class A	2
Payable for Transfer Agency Fees — Class L	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6*	1
Payable for Transfer Agency Fees — Class IR	(—	@)
Payable for Custodian Fees	4
Payable for Shareholder Services Fees — Class A	2
Payable for Distribution and Shareholder Services Fees — Class L	1
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Advisory Fees	2
Payable for Administration Fees	2
Payable for Fund Shares Redeemed	—	@
Other Liabilities	27
Total Liabilities	630
Net Assets	$35,997
Net Assets Consist of:
Paid-in-Capital	$34,606
Total Distributable Earnings	1,391
Net Assets	$35,997

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Real Estate Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$24,095
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,570,520
Net Asset Value, Offering and Redemption Price Per Share	$9.37
CLASS A:
Net Assets	$9,821
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,102,324
Net Asset Value, Redemption Price Per Share	$8.91
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.49
Maximum Offering Price Per Share	$9.40
CLASS L:
Net Assets	$1,648
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	185,593
Net Asset Value, Offering and Redemption Price Per Share	$8.88
CLASS C:
Net Assets	$276
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	31,342
Net Asset Value, Offering and Redemption Price Per Share	$8.82
CLASS R6:*
Net Assets	$149
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	15,873
Net Asset Value, Offering and Redemption Price Per Share	$9.38
CLASS IR:
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	835
Net Asset Value, Offering and Redemption Price Per Share	$9.37
(1) Including: Securities on Loan, at Value:	$518

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Real Estate Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers	$829
Dividends from Security of Affiliated Issuer (Note G)	1
Income from Securities Loaned — Net	— @
Total Investment Income	830
Expenses:
Advisory Fees (Note B)	154
Professional Fees	57
Registration Fees	32
Shareholder Services Fees — Class A (Note D)	15
Distribution and Shareholder Services Fees — Class L (Note D)	7
Distribution and Shareholder Services Fees — Class C (Note D)	2
Sub Transfer Agency Fees — Class I	14
Sub Transfer Agency Fees — Class A	5
Sub Transfer Agency Fees — Class L	1
Sub Transfer Agency Fees — Class C	— @
Administration Fees (Note C)	18
Transfer Agency Fees — Class I (Note E)	7
Transfer Agency Fees — Class A (Note E)	4
Transfer Agency Fees — Class L (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	2
Transfer Agency Fees — Class IR (Note E)	1
Shareholder Reporting Fees	10
Custodian Fees (Note F)	4
Directors' Fees and Expenses	3
Pricing Fees	1
Other Expenses	4
Total Expenses	343
Waiver of Advisory Fees (Note B)	(102)
Reimbursement of Class Specific Expenses — Class I (Note B)	(11)
Reimbursement of Class Specific Expenses — Class L (Note B)	(— @)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	226
Net Investment Income	604
Realized Loss:
Investments Sold	(56)
Change in Unrealized Appreciation (Depreciation):
Investments	(11,576)
Foreign Currency Translation	(— @)
Net Change in Unrealized Appreciation (Depreciation)	(11,576)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(11,632)
Net Decrease in Net Assets Resulting from Operations	$(11,028)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

U.S. Real Estate Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income	$604	$189
Net Realized Gain (Loss)	(56)	15,451
Net Change in Unrealized Appreciation (Depreciation)	(11,576)	(267)
Net Increase (Decrease) in Net Assets Resulting from Operations	(11,028)	15,373
Dividends and Distributions to Shareholders:
Class I	(88)	(813)
Class A	(27)	(295)
Class L	(2)	(35)
Class C	(— @)	(6)
Class R6*	(1)	(5)
Class IR	(— @)	(— @)
Total Dividends and Distributions to Shareholders	(118)	(1,154)
Capital Share Transactions:(1)
Class I:
Subscribed	10,498	3,876
Distributions Reinvested	86	800
Redeemed	(10,586)	(16,439)
Class A:
Subscribed	430	1,672
Distributions Reinvested	27	290
Redeemed	(997)	(3,443)
Class L:
Exchanged	40	43
Distributions Reinvested	2	35
Redeemed	(44)	(111)
Class C:
Subscribed	50	248
Distributions Reinvested	— @	6
Redeemed	(61)	(195)
Class R6:*
Subscribed	27	40
Distributions Reinvested	1	5
Redeemed	(37)	(10)
Class IR:
Distributions Reinvested	— @	— @
Net Decrease in Net Assets Resulting from Capital Share Transactions	(564)	(13,183)
Total Increase (Decrease) in Net Assets	(11,710)	1,036
Net Assets:
Beginning of Period	47,707	46,671
End of Period	$35,997	$47,707

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

U.S. Real Estate Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	911	373
Shares Issued on Distributions Reinvested	7	73
Shares Redeemed	(1,027)	(1,601)
Net Decrease in Class I Shares Outstanding	(109)	(1,155)
Class A:
Shares Subscribed	41	171
Shares Issued on Distributions Reinvested	2	28
Shares Redeemed	(98)	(360)
Net Decrease in Class A Shares Outstanding	(55)	(161)
Class L:
Shares Exchanged	4	4
Shares Issued on Distributions Reinvested	— @@	3
Shares Redeemed	(5)	(11)
Net Decrease in Class L Shares Outstanding	(1)	(4)
Class C:
Shares Subscribed	5	26
Shares Issued on Distributions Reinvested	— @@	1
Shares Redeemed	(6)	(19)
Net Increase (Decrease) in Class C Shares Outstanding	(1)	8
Class R6:*
Shares Subscribed	2	4
Shares Issued on Distributions Reinvested	— @@	— @@
Shares Redeemed	(3)	(1)
Net Increase (Decrease) in Class R6 Shares Outstanding	(1)	3
Class IR:
Shares Issued on Distributions Reinvested	— @@	— @@

*  Effective April 29, 2022 Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

U.S. Real Estate Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$11.91		$8.79		$11.08		$10.82		$15.24		$17.21
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.15		0.05		0.13		0.26		0.34		0.37
Net Realized and Unrealized Gain (Loss)	(2.66)		3.35		(2.18)		1.69		(1.33)		0.16
Total from Investment Operations	(2.51)		3.40		(2.05)		1.95		(0.99)		0.53
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.12)		(0.20)		(0.40)		(0.34)		(0.26)
Net Realized Gain	—		(0.16)		—		(1.29)		(3.09)		(2.24)
Paid-in-Capital	—		—		(0.04)		—		—		—
Total Distributions	(0.03)		(0.28)		(0.24)		(1.69)		(3.43)		(2.50)
Net Asset Value, End of Period	$9.37		$11.91		$8.79		$11.08		$10.82		$15.24
Total Return(2)	(21.11	)%(6)	38.96%		(18.05)%		18.40%		(8.44)%		3.31%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$24,095		$31,909		$33,708		$134,856		$177,690		$331,637
Ratio of Expenses Before Expense Limitation	1.43	%(7)	1.42%		1.19%		1.02%		1.02%		1.02%
Ratio of Expenses After Expense Limitation	0.90	%(3)(7)	0.90	%(3)	0.90	%(3)	0.90	%(3)	0.95	%(3)(4)	1.00	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.90	%(3)(7)	0.90	%(3)	0.90	%(3)	N/A		0.95	%(3)	1.00	%(3)
Ratio of Net Investment Income	2.86	%(3)(7)	0.50	%(3)	1.52	%(3)	2.18	%(3)	2.44	%(3)	2.19	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	46	%(6)	132%		39%		21%		39%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.90% for Class I shares. Prior to July 1, 2018, the maximum ratio was 1.00% for Class I shares.

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

U.S. Real Estate Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$11.33		$8.38		$10.56		$10.38		$14.76		$16.74
Income (Loss) from Investment Operations:
Net Investment Income(1)	0.13		0.03		0.09		0.22		0.29		0.31
Net Realized and Unrealized Gain (Loss)	(2.53)		3.18		(2.06)		1.61		(1.28)		0.15
Total from Investment Operations	(2.40)		3.21		(1.97)		1.83		(0.99)		0.46
Distributions from and/or in Excess of:
Net Investment Income	(0.02)		(0.10)		(0.17)		(0.36)		(0.30)		(0.20)
Net Realized Gain	—		(0.16)		—		(1.29)		(3.09)		(2.24)
Paid-in-Capital	—		—		(0.04)		—		—		—
Total Distributions	(0.02)		(0.26)		(0.21)		(1.65)		(3.39)		(2.44)
Net Asset Value, End of Period	$8.91		$11.33		$8.38		$10.56		$10.38		$14.76
Total Return(2)	(21.19	)%(6)	38.46%		(18.28)%		18.02%		(8.71)%		2.98%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,821		$13,121		$11,043		$32,596		$34,459		$55,640
Ratio of Expenses Before Expense Limitation	1.70	%(7)	1.66%		1.52%		1.31%		1.30%		N/A
Ratio of Expenses After Expense Limitation	1.23	%(3)(7)	1.18	%(3)	1.25	%(3)	1.22	%(3)	1.26	%(3)(4)	1.34	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.23	%(3)(7)	1.18	%(3)	1.25	%(3)	N/A		1.26	%(3)	1.34	%(3)
Ratio of Net Investment Income	2.58	%(3)(7)	0.26	%(3)	1.09	%(3)	1.91	%(3)	2.14	%(3)	1.87	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	46	%(6)	132%		39%		21%		39%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.25% for Class A shares. Prior to July 1, 2018, the maximum ratio was 1.35% for Class A shares.

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

U.S. Real Estate Portfolio

	Class L
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$11.31		$8.36		$10.55		$10.37		$14.74		$16.73
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.10		(0.03)		0.09		0.16		0.23		0.22
Net Realized and Unrealized Gain (Loss)	(2.52)		3.18		(2.11)		1.61		(1.28)		0.15
Total from Investment Operations	(2.42)		3.15		(2.02)		1.77		(1.05)		0.37
Distributions from and/or in Excess of:
Net Investment Income	(0.01)		(0.04)		(0.13)		(0.30)		(0.23)		(0.12)
Net Realized Gain	—		(0.16)		—		(1.29)		(3.09)		(2.24)
Paid-in-Capital	—		—		(0.04)		—		—		—
Total Distributions	(0.01)		(0.20)		(0.17)		(1.59)		(3.32)		(2.36)
Net Asset Value, End of Period	$8.88		$11.31		$8.36		$10.55		$10.37		$14.74
Total Return(2)	(21.41	)%(6)	37.78%		(18.77)%		17.43%		(9.16)%		2.37%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,648		$2,101		$1,586		$2,164		$2,057		$2,787
Ratio of Expenses Before Expense Limitation	2.26	%(7)	2.31%		2.11%		1.88%		1.84%		1.89%
Ratio of Expenses After Expense Limitation	1.75	%(3)(7)	1.75	%(3)	1.75	%(3)	1.75	%(3)	1.79	%(3)(4)	1.85	%(3)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.75	%(3)(7)	1.75	%(3)	1.75	%(3)	N/A		1.79	%(3)	1.85	%(3)
Ratio of Net Investment Income (Loss)	2.06	%(3)(7)	(0.30	)%(3)	1.41	%(3)	1.42	%(3)	1.71	%(3)	1.37	%(3)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)	0.00	%(5)
Portfolio Turnover Rate	46	%(6)	132%		39%		21%		39%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value as of the last business day of the period.

(3)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(4)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 1.75% for Class L shares. Prior to July 1, 2018, the maximum ratio was 1.85% for Class L shares.

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

U.S. Real Estate Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$11.24		$8.31		$10.48		$10.31		$14.68		$16.67
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	0.09		(0.05)		0.09		0.14		0.19		0.20
Net Realized and Unrealized Gain (Loss)	(2.51)		3.16		(2.10)		1.59		(1.29)		0.13
Total from Investment Operations	(2.42)		3.11		(2.01)		1.73		(1.10)		0.33
Distributions from and/or in Excess of:
Net Investment Income	(0.00	)(3)	(0.02)		(0.12)		(0.27)		(0.18)		(0.08)
Net Realized Gain	—		(0.16)		—		(1.29)		(3.09)		(2.24)
Paid-in-Capital	—		—		(0.04)		—		—		—
Total Distributions	(0.00	)(3)	(0.18)		(0.16)		(1.56)		(3.27)		(2.32)
Net Asset Value, End of Period	$8.82		$11.24		$8.31		$10.48		$10.31		$14.68
Total Return(2)	(21.50	)%(7)	37.50%		(18.91)%		17.07%		(9.47)%		2.14%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$276		$365		$206		$232		$338		$486
Ratio of Expenses Before Expense Limitation	3.16	%(8)	3.28%		3.39%		2.92%		2.75%		2.46%
Ratio of Expenses After Expense Limitation	2.00	%(4)(8)	2.00	%(4)	2.00	%(4)	2.00	%(4)	2.05	%(4)(5)	2.10	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.00	%(4)(8)	2.00	%(4)	2.00	%(4)	N/A		2.05	%(4)	2.10	%(4)
Ratio of Net Investment Income (Loss)	1.80	%(4)(8)	(0.54	)%(4)	1.20	%(4)	1.18	%(4)	1.39	%(4)	1.21	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	46	%(7)	132%		39%		21%		39%		43%

(1)  Per share amount is based on average shares outstanding.

(2)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(3)  Amount is less than $0.005.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 2.00% for Class C shares. Prior to July 1, 2018, the maximum ratio was 2.10% for Class C shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

U.S. Real Estate Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$11.91		$8.79		$11.08		$10.82		$15.24		$17.22
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.07		0.09		0.25		0.28		0.39
Net Realized and Unrealized Gain (Loss)	(2.66)		3.34		(2.13)		1.71		(1.26)		0.14
Total from Investment Operations	(2.50)		3.41		(2.04)		1.96		(0.98)		0.53
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.13)		(0.21)		(0.41)		(0.35)		(0.27)
Net Realized Gain	—		(0.16)		—		(1.29)		(3.09)		(2.24)
Paid-in-Capital	—		—		(0.04)		—		—		—
Total Distributions	(0.03)		(0.29)		(0.25)		(1.70)		(3.44)		(2.51)
Net Asset Value, End of Period	$9.38		$11.91		$8.79		$11.08		$10.82		$15.24
Total Return(3)	(21.01	)%(7)	39.06%		(17.98)%		18.48%		(8.36)%		3.32%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$149		$201		$121		$12,307		$29,523		$196,536
Ratio of Expenses Before Expense Limitation	3.88	%(8)	4.18%		1.20%		1.04%		0.97%		N/A
Ratio of Expenses After Expense Limitation	0.83	%(4)(8)	0.83	%(4)	0.83	%(4)	0.83	%(4)	0.91	%(4)(5)	0.93	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	0.83	%(4)(8)	0.83	%(4)	0.83	%(4)	N/A		0.91	%(4)	0.93	%(4)
Ratio of Net Investment Income	2.97	%(4)(8)	0.64	%(4)	1.00	%(4)	2.09	%(4)	1.98	%(4)	2.33	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)	0.00	%(6)
Portfolio Turnover Rate	46	%(7)	132%		39%		21%		39%		43%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.83% for Class R6 shares. Prior to July 1, 2018, the maximum ratio was 0.93% for Class R6 shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

U.S. Real Estate Portfolio

	Class IR
	Six Months Ended June 30, 2022		Year Ended December 31,						Period from June 15, 2018(1) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		December 31, 2018
Net Asset Value, Beginning of Period	$11.91		$8.79		$11.08		$10.82		$14.74
Income (Loss) from Investment Operations:
Net Investment Income(2)	0.16		0.05		0.20		0.33		0.43
Net Realized and Unrealized Gain (Loss)	(2.67)		3.36		(2.24)		1.63		(0.98)
Total from Investment Operations	(2.51)		3.41		(2.04)		1.96		(0.55)
Distributions from and/or in Excess of:
Net Investment Income	(0.03)		(0.13)		(0.21)		(0.41)		(0.28)
Net Realized Gain	—		(0.16)		—		(1.29)		(3.09)
Paid-in-Capital	—		—		(0.04)		—		—
Total Distributions	(0.03)		(0.29)		(0.25)		(1.70)		(3.37)
Net Asset Value, End of Period	$9.37		$11.91		$8.79		$11.08		$10.82
Total Return(3)	(21.09	)%(7)	39.06%		(17.98)%		18.48%		(5.73	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$8		$10		$7		$9		$7
Ratio of Expenses Before Expense Limitation	21.49	%(8)	26.04%		30.10%		23.80%		19.12	%(8)
Ratio of Expenses After Expense Limitation	0.83	%(4)(8)	0.83	%(4)	0.83	%(4)	0.83	%(4)	0.84	%(4)(5)(8)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	0.83	%(4)(8)	0.83	%(4)	0.83	%(4)	N/A		0.84	%(4)(8)
Ratio of Net Investment Income	2.98	%(4)(8)	0.46	%(4)	2.40	%(4)	2.70	%(4)	4.23	%(4)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	N/A		0.00	%(6)	0.00	%(6)(8)
Portfolio Turnover Rate	46	%(7)	132%		39%		21%		39%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Effective July 1, 2018, the Adviser has agreed to limit the ratio of expenses to average net assets to the maximum ratio of 0.83% for Class IR shares. Prior to July 1, 2018, the maximum ratio was 0.93% for Class IR shares.

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the U.S. Real Estate Portfolio. The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts ("REITs"). The Fund has a capital subscription commitment to an investee company for this same purpose, the details of which are disclosed in the Unfunded Commitments note.

The Fund offers six classes of shares — Class I, Class A, Class L, Class C, Class R6 and Class IR. On April 30, 2015, the Fund suspended offering of Class L shares. Existing Class L shareholders may invest through reinvestment of dividends and distributions. In addition, Class L shares of the Fund may be exchanged for Class L shares of any Morgan Stanley Multi-Class Fund, even though Class L shares are closed to investors. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The Fund invests a significant portion of its assets in securities of REITs. The market's perception of prospective declines in private real estate values and other financial assets may result in increased volatility of market prices that can negatively impact the valuation of certain issuers held by the Fund.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards

CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Apartments	$5,931	$—	$—	$5,931
Data Centers	3,071	—	—	3,071
Free Standing	2,955	—	—	2,955
Health Care	4,355	—	—	4,355
Industrial	5,094	—	324	5,418
Lodging/Resorts	1,053	—	—	1,053
Manufactured Homes	1,031	—	—	1,031
Office	835	—	—	835
Regional Malls	699	—	—	699
Self Storage	4,140	—	—	4,140
Shopping Centers	2,791	—	—	2,791
Single Family Homes	1,107	—	—	1,107
Specialty	1,901	—	—	1,901
Total Common Stocks	34,963	—	324	35,287
Short-Term Investments
Investment Company	1,006	—	—	1,006
Repurchase Agreements	—	96	—	96
Total Short-Term Investments	1,006	96	—	1,102
Total Assets	$35,969	$96	$324	$36,389

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock (000)
Beginning Balance	$523
Purchases	—
Sales	—
Amortization of discount	—
Transfers in	—
Transfers out	—
Corporate actions	—
Change in unrealized appreciation (depreciation)	(199)
Realized gains (losses)	—
Ending Balance	$324
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$(199)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022:

	Fair Value at June 30, 2022 (000)	Valuation Technique	Unobservable Input
Common Stock	$324

Reported Capital balance,
adjustments for NAV
practical expedient;
including adjustments
for subsequent
Capital Calls, Return
of Capital and Significant
Market Changes between
last Capital Statement and
Valuation Date

			Adjusted Capital Balance

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$518	(a)	$—	$(518	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $542,000, of which approximately $514,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $28,000, which is not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

contractual maturity of those transactions as of June 30, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$542	$—	$—	$—	$542
Total Borrowings	$542	$—	$—	$—	$542
Gross amount of recognized liabilities for securities lending transactions					$542

5.  Unfunded Commitments: Subject to the terms of a Subscription Agreement between the Fund and Exeter Industrial Value Fund LP, the Fund has made a subscription commitment of $8,500,000 for which it will receive 8,500,000 shares of common stock. As of June 30, 2022, Exeter Industrial Value Fund LP has drawn down approximately $7,905,000, which represents 93.0% of the commitment.

6.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Portfolio of Investments.

7.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, if any, are distributed at least annually.

9.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Fund owns shares of REITs which report information on the source of their distributions annually in the following calendar year. A portion of distributions received from REITs during the year is estimated to be a return of capital and is recorded as a reduction of their cost.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Next $500 million	Over $1 billion
0.70%	0.65%	0.60%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.24% of the Fund's average daily net assets.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.90% for Class I shares, 1.25% for Class A shares, 1.75% for Class L shares, 2.00% for Class C shares, 0.83% for Class R6 shares and 0.83% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $102,000 of advisory fees were waived and approximately $15,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class L shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.50% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class L shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A, Class L and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $20,232,000 and $20,644,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$261	$12,890	$12,145	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$1,006

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:			2020 Distributions Paid From:
Ordinary Income (000)	Paid-in- Capital (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Paid-in- Capital (000)	Long-Term Capital Gain (000)
$1,154	$—	$—	$1,906	$358	$16

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a prior year tax return adjustment, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$219	$(219)

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$2,541	$—

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

During the year ended December 31, 2021, the Fund utilized capital loss carryforwards for U.S. federal income tax purposes of approximately $9,164,000.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 48.0%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one-year period but below its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and the total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

31

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIUSREASAN
4877736 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Vitality Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	13
Investment Advisory Agreement Approval	19
Liquidity Risk Management Program	21
U.S. Customer Privacy Notice	22
Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Vitality Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

Vitality Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Vitality Portfolio Class I	$1,000.00	$603.00	$1,020.13	$3.74	$4.71	0.94%
Vitality Portfolio Class A	1,000.00	602.00	1,018.40	5.12	6.46	1.29
Vitality Portfolio Class C	1,000.00	600.00	1,014.68	8.09	10.19	2.04
Vitality Portfolio Class R6(1)	1,000.00	603.00	1,020.38	3.54	4.46	0.89

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the actual days accrued in the period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

Vitality Portfolio

	Shares	Value (000)
Common Stocks (94.7%)
Biotechnology (27.7%)
4D Molecular Therapeutics, Inc. (a)	937	$7
Abcam PLC ADR (United Kingdom) (a)(b)	1,842	27
Alnylam Pharmaceuticals, Inc. (a)	357	52
Argenx SE ADR (Belgium) (a)	251	95
Beam Therapeutics, Inc. (a)	1,380	53
C4 Therapeutics, Inc. (a)	1,843	14
Century Therapeutics, Inc. (a)	1,701	14
Exact Sciences Corp. (a)	949	37
Fate Therapeutics, Inc. (a)	1,393	35
Graphite Bio, Inc. (a)	2,349	7
Intellia Therapeutics, Inc. (a)	1,338	69
Moderna, Inc. (a)	338	48
Relay Therapeutics, Inc. (a)	1,391	23
Vertex Pharmaceuticals, Inc. (a)	248	70
		551
Health Care Equipment & Supplies (11.3%)
Abbott Laboratories	315	34
Align Technology, Inc. (a)	184	43
DexCom, Inc. (a)	548	41
IDEXX Laboratories, Inc. (a)	69	24
Intuitive Surgical, Inc. (a)	244	49
iRhythm Technologies, Inc. (a)	99	11
Quotient Ltd. (a)	23,436	6
ViewRay, Inc. (a)	5,872	16
		224
Health Care Providers & Services (10.8%)
Agilon health, Inc. (a)	2,744	60
Guardant Health, Inc. (a)	1,227	50
UnitedHealth Group, Inc.	203	105
		215
Health Care Technology (9.0%)
Doximity, Inc., Class A (a)(b)	1,286	45
Inspire Medical Systems, Inc. (a)	308	56
Schrodinger, Inc. (a)	1,061	28
Veeva Systems, Inc., Class A (a)	250	49
		178
Internet & Direct Marketing Retail (1.9%)
Chewy, Inc., Class A (a)(b)	1,083	38
Life Sciences Tools & Services (21.9%)
10X Genomics, Inc., Class A (a)	1,638	74
AbCellera Biologics, Inc. (Canada) (a)(b)	1,994	21
Evotec SE ADR (Germany) (a)	3,282	39
Illumina, Inc. (a)	135	25
MaxCyte, Inc. (a)	6,316	30
NanoString Technologies, Inc. (a)	2,157	27
Rapid Micro Biosystems, Inc., Class A (a)	2,465	11
Seer, Inc. (a)	1,472	13
SomaLogic, Inc. (a)	3,418	16
Stevanato Group SpA (Italy)	2,302	36
	Shares	Value (000)
Thermo Fisher Scientific, Inc.	189	$103
West Pharmaceutical Services, Inc.	133	40
		435
Pharmaceuticals (12.1%)
ATAI Life Sciences NV (a)	7,043	26
Eli Lilly & Co.	293	95
GH Research PLC (a)	1,000	10
Royalty Pharma PLC, Class A	1,366	57
Zoetis, Inc.	302	52
		240
Total Common Stocks (Cost $2,969)		1,881
Short-Term Investments (11.1%)
Securities held as Collateral on Loaned Securities (4.0%)
Investment Company (3.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	65,435	65
	Face Amount (000)
Repurchase Agreements (0.8%)
HSBC Securities USA, Inc., (1.50%, dated 6/30/22, due 7/1/22; proceeds $5; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 2/15/23 - 5/15/32; valued at $5)	$5	5
Merrill Lynch & Co., Inc., (1.46%, dated 6/30/22, due 7/1/22; proceeds $10; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $10)	10	10
		15
Total Securities held as Collateral on Loaned Securities (Cost $80)		80
	Shares
Investment Company (7.1%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $141)	141,354	141
Total Short-Term Investments (Cost $221)		221
Total Investments (105.8%) (Cost $3,190) Including $128 of Securities Loaned (c)		2,102
Liabilities in Excess of Other Assets (–5.8%)		(115)
Net Assets (100.0%)		$1,987

(a)  Non-income producing security.

(b)  All or a portion of this security was on loan at June 30, 2022.

(c)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $41,000 and the aggregate gross unrealized depreciation is approximately $1,129,000, resulting in net unrealized depreciation of approximately $1,088,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments (cont'd)

Vitality Portfolio

Portfolio Composition*

Classification	Percentage of Total Investments
Biotechnology	27.2%
Life Sciences Tools & Services	21.5
Pharmaceuticals	11.9
Health Care Equipment & Supplies	11.1
Health Care Providers & Services	10.6
Health Care Technology	8.8
Short-Term Investment	7.0
Other**	1.9
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industry and/or investment type representing less than 5% of total investments.
The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Vitality Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $2,984)	$1,896
Investment in Security of Affiliated Issuer, at Value (Cost $206)	206
Total Investments in Securities, at Value (Cost $3,190)	2,102
Cash from Securities Lending	5
Prepaid Offering Costs	69
Due from Adviser	58
Dividends Receivable	—	@
Tax Reclaim Receivable	—	@
Receivable from Affiliate	—	@
Receivable from Securities Lending Income	—	@
Other Assets	10
Total Assets	2,244
Liabilities:
Payable for Offering Costs	127
Collateral on Securities Loaned, at Value	85
Payable for Professional Fees	40
Payable for Custodian Fees	2
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—-	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6*	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Administration Fees	—	@
Other Liabilities	3
Total Liabilities	257
Net Assets	$1,987
Net Assets Consist of:
Paid-in-Capital	$3,208
Total Accumulated Loss	(1,221)
Net Assets	$1,987
CLASS I:
Net Assets	$1,893
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	314,064
Net Asset Value, Offering and Redemption Price Per Share	$6.03
CLASS A:
Net Assets	$34
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,602
Net Asset Value, Offering and Redemption Price Per Share	$6.02
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.33
Maximum Offering Price Per Share	$6.35
CLASS C:
Net Assets	$30
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,000
Net Asset Value, Offering and Redemption Price Per Share	$6.00
CLASS R6:*
Net Assets	$30
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	5,000
Net Asset Value, Offering and Redemption Price Per Share	$6.03
(1) Including: Securities on Loan, at Value:	$128

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Vitality Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $—@ of foreign Taxes Withheld)	$2
Income from Securities Loaned — Net	1
Dividends from Security of Affiliated Issuer (Note G)	— @
Total Investment Income	3
Expenses:
Offering Costs	68
Professional Fees	40
Advisory Fees (Note B)	8
Shareholder Reporting Fees	5
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	1
Custodian Fees (Note F)	2
Administration Fees (Note C)	1
Pricing Fees	1
Registration Fees	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	— @
Sub Transfer Agency Fees — Class A	— @
Other Expenses	1
Total Expenses	131
Expenses Reimbursed by Adviser (Note B)	(109)
Waiver of Advisory Fees (Note B)	(8)
Reimbursement of Class Specific Expenses — Class I (Note B)	(1)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	10
Net Investment Loss	(7)
Realized Loss:
Investments Sold	(126)
Change in Unrealized Appreciation (Depreciation):
Investments	(1,042)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(1,168)
Net Decrease in Net Assets Resulting from Operations	$(1,175)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Vitality Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Period Ended December 31, 2021^ (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(7)	$	(— @)
Net Realized Gain (Loss)	(126)		—
Net Change in Unrealized Appreciation (Depreciation)	(1,042)		(46)
Net Decrease in Net Assets Resulting from Operations	(1,175)		(46)
Capital Share Transactions:(1)
Class I:
Subscribed	245		2,808
Class A:
Subscribed	5		50
Redeemed	(— @)		—
Class C:
Subscribed	—		50
Class R6:*
Subscribed	—		50
Net Increase in Net Assets Resulting from Capital Share Transactions	250		2,958
Total Increase (Decrease) in Net Assets	(925)		2,912
Net Assets:
Beginning of Period	2,912		—
End of Period	$1,987		$2,912
(1) Capital Share Transactions:
Class I:
Shares Subscribed	33		281
Class A:
Shares Subscribed	1		5
Shares Redeemed	(— @@)		—
Net Increase in Class A Shares Outstanding	1		5
Class C:
Shares Subscribed	—		5
Class R6:*
Shares Subscribed	—		5

^  Commencement of Operations.

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Vitality Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$9.85		$10.00
Loss from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.00	)(3)
Net Realized and Unrealized Loss	(3.80)		(0.15)
Total from Investment Operations	(3.82)		(0.15)
Net Asset Value, End of Period	$6.03		$9.85
Total Return	(39.70	)%(4)(7)	(1.50	)%(5)(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,893		$2,765
Ratio of Expenses Before Expense Limitation	11.46	%(8)	595.07	%(8)
Ratio of Expenses After Expense Limitation	0.94	%(6)(8)	0.95	%(8)
Ratio of Net Investment Loss	(0.64	)%(6)(8)	(0.95	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	N/A
Portfolio Turnover Rate	15	%(7)	0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  Calculated using the NAV for US GAAP financial reporting purposes.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Vitality Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$9.85		$10.00
Loss from Investment Operations:
Net Investment Loss(2)	(0.04)		(0.00	)(3)
Net Realized and Unrealized Loss	(3.79)		(0.15)
Total from Investment Operations	(3.83)		(0.15)
Net Asset Value, End of Period	$6.02		$9.85
Total Return	(39.80	)%(4)(7)	(1.50	)%(6)(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$34		$49
Ratio of Expenses Before Expense Limitation	16.49	%(8)	598.74	%(8)
Ratio of Expenses After Expense Limitation	1.29	%(5)(8)	1.30	%(8)
Ratio of Net Investment Loss	(0.99	)%(5)(8)	(1.30	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	N/A
Portfolio Turnover Rate	15	%(7)	0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Calculated using the NAV for US GAAP financial reporting purposes. Does not reflect the deduction of sales charge.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Vitality Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Period	$9.85		$10.00
Loss from Investment Operations:
Net Investment Loss(2)	(0.06)		(0.00	)(3)
Net Realized and Unrealized Loss	(3.79)		(0.15)
Total from Investment Operations	(3.85)		(0.15)
Net Asset Value, End of Period	$6.00		$9.85
Total Return	(40.00	)%(4)(7)	(1.50	)%(6)(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$30		$49
Ratio of Expenses Before Expense Limitation	17.50	%(8)	599.49	%(8)
Ratio of Expenses After Expense Limitation	2.04	%(5)(8)	2.05	%(8)
Ratio of Net Investment Loss	(1.75	)%(5)(8)	(2.05	)%(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	N/A
Portfolio Turnover Rate	15	%(7)	0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Calculated using the NAV for US GAAP financial reporting purposes. Does not reflect the deduction of sales charge.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Vitality Portfolio

	Class R6(1)
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Period Ended December 31, 2021(2)
Net Asset Value, Beginning of Period	$9.85		$10.00
Loss from Investment Operations:
Net Investment Loss(3)	(0.02)		(0.00	)(4)
Net Realized and Unrealized Loss	(3.80)		(0.15)
Total from Investment Operations	(3.82)		(0.15)
Net Asset Value, End of Period	$6.03		$9.85
Total Return	(39.70	)%(5)(8)	(1.50	)%(6)(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$30		$49
Ratio of Expenses Before Expense Limitation	16.49	%(9)	598.49	%(9)
Ratio of Expenses After Expense Limitation	0.89	%(7)(9)	0.90	%(9)
Ratio of Net Investment Loss	(0.60	)%(7)(9)	(0.90	)%(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(9)	N/A
Portfolio Turnover Rate	15	%(8)	0	%(8)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  Calculated using the NAV for US GAAP financial reporting purposes.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Vitality Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser"), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; and (5) investments in mutual

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Biotechnology	$551	$—	$—	$551
Health Care Equipment & Supplies	224	—	—	224
Health Care Providers & Services	215	—	—	215
Health Care Technology	178	—	—	178
Internet & Direct Marketing Retail	38	—	—	38
Life Sciences Tools & Services	435	—	—	435
Pharmaceuticals	240	—	—	240
Total Common Stocks	1,881	—	—	1,881
Short-Term Investments
Investment Company	206	—	—	206
Repurchase Agreements	—	15	—	15
Total Short-Term Investments	206	15	—	221
Total Assets	$2,087	$15	$—	$2,102

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

4.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$128	(a)	$—	$(128	)(b)(c)	$0

(a) Represents market value of loaned securities at period end.

(b) The Fund received cash collateral of approximately $85,000, of which approximately $80,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $5,000, which is not reflected in the Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $50,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Portfolio of Investments.

(c) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$85	$—	$—	$—	$85
Total Borrowings	$85	$—	$—	$—	$85
Gross amount of recognized liabilities for securities lending transactions					$85

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $500 million	Over $500 million
0.75%	0.70%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 0.95% for Class I shares, 1.30% for Class A shares, 2.05% for Class C shares and 0.90% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $8,000 of advisory fees were waived and approximately $113,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $458,000 and $334,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$—	$3,520	$3,314	$—	@
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$206

@ Amount is less than $500.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. The tax year ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal year 2021.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$—@	$(—@)

@ Amount is less than $500.

At December 31, 2021, the Fund had no distributable earnings on a tax basis.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The

Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 52.6%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

The Board considered the following factors at the time of approval of the contracts which occurred prior to commencement of operations.

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services to be provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services to be provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser and Administrator together are referred to as the "Adviser" and the advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers.

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who will provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services to be provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board considered that the Adviser plans to arrange for a public offering of shares of the Fund to raise assets for investment and that the offering had not yet begun and concluded that, since the Fund currently had no assets to invest (other than seed capital required under the Investment Company Act) and had no track record of performance, this was not a factor it needed to address at the present time.

The Board reviewed the advisory and administrative fee rates (the "management fee rates") proposed to be paid by the Fund under the Management Agreement relative to comparable funds advised by the Adviser, when applicable, and compared to their peers as determined by the Adviser, and reviewed the anticipated total expense ratio of the Fund. The Board considered that the Fund requires the Adviser to develop processes, invest in additional resources and incur additional risks to successfully manage the Fund and concluded that the proposed management fee rate and anticipated total expense ratio would be competitive with its peer group averages.

Economies of Scale

The Board considered the growth prospects of the Fund and the structure of the proposed management fee schedule, which includes breakpoints. The Board considered that the Fund's potential growth was uncertain and concluded that it would be premature to consider economies of scale as a factor in approving the Management Agreement at the present time.

Profitability of the Adviser and Affiliates

Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that this was not a factor that needed to be considered at the present time.

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates to be derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. Since the Fund had not begun operations and had not paid any fees to the Adviser, the Board concluded that these benefits were not a factor that needed to be considered at the present time.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to enter into this relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its future shareholders to approve the Management Agreement, which will remain in effect for two years and thereafter must be approved annually by the Board of the Fund if it is to continue in effect. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
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Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIVITSAN
4881591 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Asia Opportunity Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	8
Consolidated Statements of Changes in Net Assets	9
Consolidated Financial Highlights	11
Notes to Consolidated Financial Statements	15
Investment Advisory Agreement Approval	26
Liquidity Risk Management Program	28
U.S. Customer Privacy Notice	29
Director and Officer Information	32

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Asia Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Expense Example

Asia Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Asia Opportunity Portfolio Class I	$1,000.00	$777.50	$1,019.34	$4.85	$5.51	1.10%
Asia Opportunity Portfolio Class A	1,000.00	776.20	1,017.75	6.25	7.10	1.42
Asia Opportunity Portfolio Class C	1,000.00	773.30	1,014.13	9.45	10.74	2.15
Asia Opportunity Portfolio Class R6(1)	1,000.00	778.00	1,019.59	4.63	5.26	1.05

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments

Asia Opportunity Portfolio

	Shares	Value (000)
Common Stocks (97.9%)
China (53.9%)
360 DigiTech, Inc.	360,546	$6,237
Agora, Inc. ADR (a)	83,389	548
China East Education Holdings Ltd. (b)	2,012,000	1,069
China Resources Beer Holdings Co., Ltd. (b)	922,300	6,892
China Resources Mixc Lifestyle Services Ltd. (b)	563,000	2,797
Foshan Haitian Flavouring & Food Co., Ltd., Class A	869,309	11,766
Greentown Service Group Co. Ltd. (b)	2,528,000	2,861
Haidilao International Holding Ltd. (a)(b)(c)	5,163,000	12,089
HUYA, Inc. ADR (a)	735,547	2,854
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	852,286	4,965
KE Holdings, Inc. ADR (a)	846,575	15,196
Kuaishou Technology (a)(b)	1,209,000	13,588
Kweichow Moutai Co., Ltd., Class A	42,394	12,966
Meituan, Class B (a)(b)	796,800	19,884
Shenzhou International Group Holdings Ltd. (b)	557,000	6,799
Tencent Holdings Ltd. (b)	217,300	9,836
Trip.com Group Ltd. ADR (a)	520,481	14,287
Tsingtao Brewery Co., Ltd. H Shares (b)	564,000	5,871
Weimob, Inc. (a)(b)	4,959,000	3,420
Yihai International Holding Ltd. (a)(b)	518,000	1,869
		155,794
Hong Kong (3.3%)
AIA Group Ltd. (b)	876,300	9,575
India (20.5%)
HDFC Bank Ltd.	1,437,460	24,622
HDFC Bank Ltd. ADR	9,296	511
ICICI Bank Ltd. ADR	1,080,435	19,167
IndusInd Bank Ltd.	881,632	8,920
Shree Cement Ltd.	19,516	4,716
Zomato Ltd. (a)	2,128,128	1,460
		59,396
Indonesia (1.1%)
Avia Avian Tbk PT	56,842,600	3,110
Korea, Republic of (5.7%)
KakaoBank Corp. (a)(c)	282,197	6,593
NAVER Corp.	53,024	9,890
		16,483
Singapore (3.5%)
Grab Holdings Ltd., Class A (a)	2,388,834	6,044
Sea Ltd. ADR (a)	59,947	4,008
		10,052
Taiwan (6.2%)
Nien Made Enterprise Co., Ltd.	471,000	4,649
Silergy Corp.	53,000	4,285
Taiwan Semiconductor Manufacturing Co., Ltd.	556,000	8,911
		17,845
United States (3.7%)
Coupang, Inc. (a)	843,758	10,758
Total Common Stocks (Cost $295,454)		283,013
	Shares	Value (000)
Investment Company (0.5%)
United States (0.5%)
Grayscale Bitcoin Trust (a) (Cost $5,760)	125,562	$1,514
Short-Term Investments (1.2%)
Securities held as Collateral on Loaned Securities (0.0%) (d)
Investment Company (0.0%) (d)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G)	6,703	7
	Face Amount (000)
Repurchase Agreements (0.0%) (d)
HSBC Securities USA, Inc., (1.50%, dated 6/30/22, due 7/1/22; proceeds $—@; fully collateralized by U.S. Government obligations; 0.00% - 3.63% due 2/15/23 - 5/15/32; valued at $—@)	$— @	—	@
Merrill Lynch & Co., Inc., (1.46%, dated 6/30/22, due 7/1/22; proceeds $1; fully collateralized by a U.S. Government obligation; 1.63% due 5/15/31; valued at $1)	1	1
		1
Total Securities held as Collateral on Loaned Securities (Cost $8)		8
	Shares
Investment Company (1.2%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $3,561)	3,561,091	3,561
Total Short-Term Investments (Cost $3,569)		3,569
Total Investments Excluding Purchased Options (99.6%) (Cost $304,783)		288,096
Total Purchased Options Outstanding (0.0%) (d) (Cost $2,494)		6
Total Investments (99.6%) (Cost $307,277) Including $17,028 of Securities Loaned (e)(f)(g)		288,102
Other Assets in Excess of Liabilities (0.4%)		1,168
Net Assets (100.0%)		$289,270

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  All or a portion of this security was on loan at June 30, 2022.

(d)  Amount is less than 0.05%.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Asia Opportunity Portfolio

(e)  The approximate fair value and percentage of net assets, $203,403,000 and 70.3%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(f)  Securities are available for collateral in connection with purchased options.

(g)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $61,763,000 and the aggregate gross unrealized depreciation is approximately $80,938,000, resulting in net unrealized depreciation of approximately $19,175,000.

@  Value/Face Amount is less than $500.

ADR  American Depositary Receipt.

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)	Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	158,917,590	158,918	$1	$843	$(842)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	243,088,167	243,088	5	1,651	(1,646)
							$6	$2,494	$(2,488)

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition*

Classification	Percentage of Total Investments
Other**	25.7%
Banks	20.8
Interactive Media & Services	11.6
Internet & Direct Marketing Retail	11.1
Hotels, Restaurants & Leisure	9.2
Beverages	8.9
Food Products	6.5
Real Estate Management & Development	6.2
Total Investments	100.0%

*  Percentages indicated are based upon total investments (excluding Securities held as Collateral on Loaned Securities) as of June 30, 2022.

**  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Asia Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value(1) (Cost $303,709)	$284,534
Investment in Security of Affiliated Issuer, at Value (Cost $3,568)	3,568
Total Investments in Securities, at Value (Cost $307,277)	288,102
Foreign Currency, at Value (Cost $2,037)	2,023
Cash from Securities Lending	1
Dividends Receivable	496
Receivable for Fund Shares Sold	302
Receivable from Securities Lending Income	53
Receivable from Affiliate	4
Interest Receivable	—	@
Other Assets	90
Total Assets	291,071
Liabilities:
Payable for Investments Purchased	779
Payable for Advisory Fees	525
Payable for Fund Shares Redeemed	255
Payable for Sub Transfer Agency Fees — Class I	73
Payable for Sub Transfer Agency Fees — Class A	16
Payable for Sub Transfer Agency Fees — Class C	4
Payable for Custodian Fees	51
Due to Broker	20
Payable for Shareholder Services Fees — Class A	8
Payable for Distribution and Shareholder Services Fees — Class C	11
Payable for Administration Fees	19
Collateral on Securities Loaned, at Value	9
Payable for Professional Fees	7
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6*	—	@
Other Liabilities	21
Total Liabilities	1,801
Net Assets	$289,270
Net Assets Consist of:
Paid-in-Capital	$405,614
Total Accumulated Loss	(116,344)
Net Assets	$289,270

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Asia Opportunity Portfolio

Consolidated Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$222,979
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	11,474,843
Net Asset Value, Offering and Redemption Price Per Share	$19.43
CLASS A:
Net Assets	$41,066
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	2,152,462
Net Asset Value, Redemption Price Per Share	$19.08
Maximum Sales Load	5.25%
Maximum Sales Charge	$1.06
Maximum Offering Price Per Share	$20.14
CLASS C:
Net Assets	$14,788
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	806,987
Net Asset Value, Offering and Redemption Price Per Share	$18.32
CLASS R6:*
Net Assets	$10,437
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	535,808
Net Asset Value, Offering and Redemption Price Per Share	$19.48
(1) Including: Securities on Loan, at Value:	$17,028

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Asia Opportunity Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $135 of Foreign Taxes Withheld)	$1,772
Income from Securities Loaned — Net	324
Dividends from Security of Affiliated Issuer (Note G)	8
Total Investment Income	2,104
Expenses:
Advisory Fees (Note B)	1,366
Sub Transfer Agency Fees — Class I	125
Sub Transfer Agency Fees — Class A	30
Sub Transfer Agency Fees — Class C	6
Shareholder Services Fees — Class A (Note D)	66
Distribution and Shareholder Services Fees — Class C (Note D)	74
Administration Fees (Note C)	137
Custodian Fees (Note F)	133
Professional Fees	95
Registration Fees	43
Shareholder Reporting Fees	23
Transfer Agency Fees — Class I (Note E)	3
Transfer Agency Fees — Class A (Note E)	2
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	1
Directors' Fees and Expenses	5
Pricing Fees	1
Other Expenses	11
Total Expenses	2,122
Reimbursement of Class Specific Expenses — Class I (Note B)	(62)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Waiver of Advisory Fees (Note B)	(21)
Rebate from Morgan Stanley Affiliate (Note G)	(4)
Net Expenses	2,034
Net Investment Income	70
Realized Loss:
Investments Sold (Net of $50 of Capital Gain Country Tax)	(6,221)
Foreign Currency Translation	(65)
Net Realized Loss	(6,286)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $168)	(89,786)
Foreign Currency Translation	(19)
Net Change in Unrealized Appreciation (Depreciation)	(89,805)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(96,091)
Net Decrease in Net Assets Resulting from Operations	$(96,021)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Asia Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$70	$(3,174)
Net Realized Loss	(6,286)	(84,263)
Net Change in Unrealized Appreciation (Depreciation)	(89,805)	(85,471)
Net Decrease in Net Assets Resulting from Operations	(96,021)	(172,908)
Dividends and Distributions to Shareholders:
Class I	—	(3,033)
Class A	—	(709)
Class C	—	(186)
Class R6*	—	(210)
Total Dividends and Distributions to Shareholders	—	(4,138)
Capital Share Transactions:(1)
Class I:
Subscribed	67,015	367,015
Distributions Reinvested	—	3,020
Redeemed	(90,897)	(283,269)
Class A:
Subscribed	5,652	65,503
Distributions Reinvested	—	696
Redeemed	(26,761)	(60,585)
Class C:
Subscribed	3,186	16,831
Distributions Reinvested	—	186
Redeemed	(3,301)	(9,677)
Class R6:*
Subscribed	17	31,113
Distributions Reinvested	—	210
Redeemed	(2)	(34,706)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(45,091)	96,337
Redemption Fees	5	20
Total Decrease in Net Assets	(141,107)	(80,689)
Net Assets:
Beginning of Period	430,377	511,066
End of Period	$289,270	$430,377

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Asia Opportunity Portfolio

Consolidated Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	3,084	11,559
Shares Issued on Distributions Reinvested	—	122
Shares Redeemed	(4,436)	(10,415)
Net Increase (Decrease) in Class I Shares Outstanding	(1,352)	1,266
Class A:
Shares Subscribed	260	2,014
Shares Issued on Distributions Reinvested	—	29
Shares Redeemed	(1,261)	(2,040)
Net Increase (Decrease) in Class A Shares Outstanding	(1,001)	3
Class C:
Shares Subscribed	178	527
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(171)	(362)
Net Increase in Class C Shares Outstanding	7	173
Class R6:*
Shares Subscribed	1	958
Shares Issued on Distributions Reinvested	—	8
Shares Redeemed	(— @@)	(1,272)
Net Increase in Class R6 Shares Outstanding	1	(306)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$24.99		$31.72		$21.02		$14.53		$16.92		$9.68
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.01		(0.12)		(0.12)		0.02		0.01		(0.04)
Net Realized and Unrealized Gain (Loss)	(5.57)		(6.39)		11.16		6.47		(2.30)		7.47
Total from Investment Operations	(5.56)		(6.51)		11.04		6.49		(2.29)		7.43
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.01)		—		—
Net Realized Gain	—		(0.22)		(0.34)		—		(0.10)		(0.19)
Total Distributions	—		(0.22)		(0.34)		(0.01)		(0.10)		(0.19)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.01		0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$19.43		$24.99		$31.72		$21.02		$14.53		$16.92
Total Return(4)	(22.25	)%(7)	(20.52)%		52.53%		44.74%		(13.65)%		76.82%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$222,979		$320,534		$366,758		$83,805		$25,479		$15,913
Ratio of Expenses Before Expense Limitation	1.16	%(8)	1.05%		N/A		1.28%		1.67%		3.10%
Ratio of Expenses After Expense Limitation	1.10	%(5)(8)	1.05	%(5)	1.06	%(5)	1.08	%(5)	1.09	%(5)	1.06	%(5)
Ratio of Net Investment Income (Loss)	0.14	%(5)(8)	(0.41	)%(5)	(0.48	)%(5)	0.11	%(5)	0.04	%(5)	(0.27	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	10	%(7)	65%		44%		27%		63%		50%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$24.58		$31.29		$20.79		$14.42		$16.84		$9.67
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.02)		(0.20)		(0.19)		(0.06)		(0.04)		(0.10)
Net Realized and Unrealized Gain (Loss)	(5.48)		(6.29)		11.03		6.42		(2.28)		7.46
Total from Investment Operations	(5.50)		(6.49)		10.84		6.36		(2.32)		7.36
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.22)		(0.34)		—		(0.10)		(0.19)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.01		0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$19.08		$24.58		$31.29		$20.79		$14.42		$16.84
Total Return(4)	(22.38	)%(7)	(20.74)%		52.15%		44.17%		(13.89)%		76.17%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$41,066		$77,496		$98,559		$45,111		$6,930		$2,873
Ratio of Expenses Before Expense Limitation	1.43	%(8)	1.32%		N/A		1.56%		2.05%		3.50%
Ratio of Expenses After Expense Limitation	1.42	%(5)(8)	1.32	%(5)	1.34	%(5)	1.37	%(5)	1.44	%(5)	1.44	%(5)
Ratio of Net Investment Loss	(0.22	)%(5)(8)	(0.69	)%(5)	(0.76	)%(5)	(0.33	)%(5)	(0.22	)%(5)	(0.69	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	10	%(7)	65%		44%		27%		63%		50%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		2018(1)		2017(1)
Net Asset Value, Beginning of Period	$23.69		$30.39		$20.35		$14.21		$16.73		$9.68
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.09)		(0.41)		(0.36)		(0.17)		(0.15)		(0.22)
Net Realized and Unrealized Gain (Loss)	(5.28)		(6.07)		10.74		6.30		(2.27)		7.46
Total from Investment Operations	(5.37)		(6.48)		10.38		6.13		(2.42)		7.24
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.22)		(0.34)		—		(0.10)		(0.19)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.01		0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$18.32		$23.69		$30.39		$20.35		$14.21		$16.73
Total Return(4)	(22.67	)%(7)	(21.32)%		51.02%		43.21%		(14.58)%		74.85%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14,788		$18,947		$19,042		$8,445		$2,582		$431
Ratio of Expenses Before Expense Limitation	2.16	%(8)	2.05%		N/A		2.33%		2.80%		5.26%
Ratio of Expenses After Expense Limitation	2.15	%(5)(8)	2.05	%(5)	2.08	%(5)	2.14	%(5)	2.19	%(5)	2.19	%(5)
Ratio of Net Investment Loss	(0.88	)%(5)(8)	(1.41	)%(5)	(1.49	)%(5)	(0.95	)%(5)	(0.92	)%(5)	(1.51	)%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	10	%(7)	65%		44%		27%		63%		50%

(1)  Not consolidated.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Asia Opportunity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020(2)		2019(2)		2018(2)		2017(2)
Net Asset Value, Beginning of Period	$25.04		$31.76		$21.04		$14.54		$16.92		$9.68
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.02		(0.09)		(0.09)		0.03		0.01		(0.02)
Net Realized and Unrealized Gain (Loss)	(5.58)		(6.41)		11.15		6.48		(2.29)		7.45
Total from Investment Operations	(5.56)		(6.50)		11.06		6.51		(2.28)		7.43
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		(0.02)		—		—
Net Realized Gain	—		(0.22)		(0.34)		—		(0.10)		(0.19)
Total Distributions	—		(0.22)		(0.34)		(0.02)		(0.10)		(0.19)
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)	0.01		0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$19.48		$25.04		$31.76		$21.04		$14.54		$16.92
Total Return(5)	(22.20	)%(8)	(20.46)%		52.58%		44.82%		(13.59)%		76.82%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10,437		$13,400		$26,707		$21		$15		$17
Ratio of Expenses Before Expense Limitation	1.08	%(9)	0.98%		1.03%		11.85%		13.31%		17.65%
Ratio of Expenses After Expense Limitation	1.05	%(6)(9)	0.98	%(6)	1.01	%(6)	1.03	%(6)	1.04	%(6)	1.04	%(6)
Ratio of Net Investment Income (Loss)	0.23	%(6)(9)	(0.31	)%(6)	(0.32	)%(6)	0.19	%(6)	0.05	%(6)	(0.18	)%(6)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.02%		0.01%		0.01%
Portfolio Turnover Rate	10	%(8)	65%		44%		27%		63%		50%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Asia Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Asia Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2022, the Subsidiary represented approximately $1,941,000 or approximately 0.67% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$19,678	$40,135	$—	$59,813
Beverages	—	25,729	—	25,729
Chemicals	—	3,110	—	3,110
Commercial Services & Supplies	—	2,861	—	2,861
Construction Materials	—	4,716	—	4,716
Consumer Finance	6,237	—	—	6,237
Diversified Consumer Services	—	1,069	—	1,069
Entertainment	6,862	—	—	6,862
Food Products	—	18,600	—	18,600
Hotels, Restaurants & Leisure	14,287	12,089	—	26,376
Household Durables	—	4,649	—	4,649
Insurance	—	9,575	—	9,575
Interactive Media & Services	—	33,314	—	33,314
Internet & Direct Marketing Retail	10,758	21,344	—	32,102
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Real Estate Management & Development	$15,196	$2,797	$—	$17,993
Road & Rail	6,044	—	—	6,044
Semiconductors & Semiconductor Equipment	—	13,196	—	13,196
Software	548	3,420	—	3,968
Textiles, Apparel & Luxury Goods	—	6,799	—	6,799
Total Common Stocks	79,610	203,403	—	283,013
Investment Company	1,514	—	—	1,514
Call Options Purchased	—	6	—	6
Short-Term Investments
Investment Company	3,568	—	—	3,568
Repurchase Agreements	—	1	—	1
Total Short-Term Investments	3,568	1	—	3,569
Total Assets	$84,692	$203,410	$—	$288,102

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Repurchase Agreements: The Fund may enter into repurchase agreements under which the Fund lends cash and takes possession of securities with an agreement that the counterparty will repurchase such securities. In connection with transactions in repurchase agreements, a bank as custodian for the Fund takes possession of the underlying securities which are held as collateral, with a market value at least equal to the amount of the repurchase transaction, including principal and accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest as earned. If such a decrease occurs, additional collateral will be requested and, when received, will be added to the account to maintain full collateralization. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral proceeds may be subject to cost and delays. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into repurchase agreements.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

4.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

5.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$6	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(497	)(b)

(b) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities(c) (000)
Purchased Options	$6	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
JP Morgan Chase Bank NA	$6	$—	$(6)	$0

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	402,006,000

6.  Securities Lending: The Fund lends securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund would receive cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral is marked-to-market daily by State Street Bank and Trust Company ("State Street"), the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in an affiliated money market portfolio and repurchase agreements. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent, and is recorded as "Income from Securities Loaned — Net" in the Fund's Statement of Operations. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund has the right under the securities lending agreement to recover the securities from the borrower on demand.

The following table presents financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Gross Asset Amounts Presented in the Consolidated Statement of Assets and Liabilities (000)		Financial Instrument (000)	Collateral Received (000)		Net Amount (not less than $0) (000)
$17,028	(e)	$—	$(17,028	)(f)(g)	$0

(e) Represents market value of loaned securities at period end.

(f) The Fund received cash collateral of approximately $9,000, of which approximately $8,000 was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds as reported in the Consolidated Portfolio of Investments. As of June 30, 2022, there was uninvested cash of approximately $1,000, which is not reflected in the Consolidated Portfolio of Investments. In addition, the Fund received non-cash collateral of approximately $18,289,000 in the form of U.S. Government obligations, which the Fund cannot sell or repledge, and accordingly are not reflected in the Consolidated Portfolio of Investments.

(g) The actual collateral received is greater than the amount shown here due to overcollateralization.

FASB ASC 860, "Transfers & Servicing: Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures", is intended to provide increased transparency about the types of collateral pledged in securities lending transactions and other similar transactions that are accounted for as secured borrowing.

The following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligations by class of collateral pledged and the remaining contractual maturity of those transactions as of June 30, 2022:

Remaining Contractual Maturity of the Agreements
	Overnight and Continuous (000)	<30 days (000)	Between 30 & 90 days (000)	>90 days (000)	Total (000)
Securities Lending Transactions
Common Stocks	$9	$—	$—	$—	$9
Total Borrowings	$9	$—	$—	$—	$9
Gross amount of recognized liabilities for securities lending transactions					$9

7.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

8.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

10.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $750 million	Next $750 million	Over $1.5 billion
0.80%	0.75%	0.70%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.79% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.10% for Class I shares, 1.45% for Class A shares, 2.20% for Class C shares and 1.05% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $21,000 of advisory fees were waived and approximately $63,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street, State Street provides certain administrative services to the Company. For such services, the

Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $35,377,000 and $72,006,000,

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser, both directly and as a portion of the securities held as collateral on loaned securities. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $4,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$13,737	$61,043	$71,212	$8
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$3,568

During the six months ended June 30, 2022, the Fund incurred approximately $1,000 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$—	$4,138	$3,766	$1,410

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$4,862	$(4,862)

At December 31, 2021, the Fund had no distributable earnings on a tax basis.

At December 31, 2021, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $70,320,000 and $1,654,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2021, the Fund intends to defer to January 1, 2022 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$80	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 58.1%.

K. Market Risk and Risks Relating to Certain Financial Instruments:
Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period but better than its peer group average for the three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and its total expense ratio were higher than but close to its peer group averages. After discussion, the Board concluded that the Fund's performance, management fee, and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

32

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIASOPPSAN
4877698 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

China Equity Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	12
Investment Advisory Agreement Approval	19
Liquidity Risk Management Program	21
U.S. Customer Privacy Notice	22
Director and Officer Information	25

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in China Equity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

China Equity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
China Equity Portfolio Class I	$1,000.00	$827.90	$1,019.04	$5.26	$5.81	1.16%
China Equity Portfolio Class A	1,000.00	826.90	1,017.16	6.98	7.70	1.54
China Equity Portfolio Class C	1,000.00	823.40	1,013.44	10.35	11.43	2.29
China Equity Portfolio Class R6(1)	1,000.00	827.90	1,019.14	5.17	5.71	1.14

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

China Equity Portfolio

	Shares	Value (000)
Common Stocks (87.7%)
Banks (4.4%)
China Merchants Bank Co., Ltd. H Shares (a)	61,000	$412
Beverages (10.9%)
China Resources Beer Holdings Co., Ltd. (a)	46,000	344
Kweichow Moutai Co., Ltd., Class A	1,900	581
Nongfu Spring Co. Ltd. (a)	17,600	102
		1,027
Biotechnology (0.4%)
Innovent Biologics, Inc. (a)(b)	9,000	40
Electrical Equipment (2.1%)
NARI Technology Co. Ltd., Class A	48,840	198
Entertainment (3.2%)
Bilibili, Inc., Class Z (b)	3,100	79
Mango Excellent Media Co. Ltd., Class A	44,100	221
		300
Food Products (6.7%)
China Mengniu Dairy Co., Ltd. (a)	43,000	215
Fu Jian Anjoy Foods Co. Ltd., Class A	9,900	249
Toly Bread Co. Ltd., Class A	69,440	172
		636
Health Care Equipment & Supplies (1.9%)
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	3,900	183
Household Durables (2.5%)
Midea Group Co. Ltd., Class A	26,300	238
Interactive Media & Services (15.0%)
Tencent Holdings Ltd. (a)	31,200	1,412
Internet & Direct Marketing Retail (16.3%)
Alibaba Group Holding Ltd. (a)(b)	30,028	429
JD.com, Inc., Class A	1,652	53
Meituan, Class B (a)(b)	29,900	746
Pinduoduo, Inc. ADR (b)	4,997	309
		1,537
Life Sciences Tools & Services (3.7%)
WuXi AppTec Co. Ltd.	3,100	42
Wuxi Biologics Cayman, Inc. (a)(b)	33,500	310
		352
Machinery (2.7%)
Jiangsu Hengli Hydraulic Co. Ltd., Class A	18,200	168
Yijiahe Technology Co. Ltd.	8,900	91
		259
Personal Products (2.6%)
Proya Cosmetics Co. Ltd., Class A	10,040	248
Real Estate Management & Development (1.8%)
KE Holdings, Inc. ADR (b)	9,305	167
Semiconductors & Semiconductor Equipment (1.7%)
LONGi Green Energy Technology Co. Ltd., Class A	16,520	165
	Shares	Value (000)
Specialty Retail (4.9%)
China Tourism Group Duty Free Corp. Ltd., Class A	8,000	$279
Pop Mart International Group Ltd.	37,800	183
		462
Textiles, Apparel & Luxury Goods (6.9%)
Anta Sports Products Ltd. (a)	15,200	187
Li Ning Co., Ltd. (a)	28,000	261
Shenzhou International Group Holdings Ltd. (a)	16,500	201
		649
Total Common Stocks (Cost $9,272)		8,285
	No. of Warrants
Warrant (1.1%)
Capital Markets (1.1%)
UBS AG London, expires 10/12/22 (Cost $83)	5,646	101
	Shares
Short-Term Investment (10.8%)
Investment Company (10.8%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $1,019)	1,019,337	1,019
Total Investments (99.6%) (Cost $10,374) (c)(d)		9,405
Other Assets in Excess of Liabilities (0.4%)		41
Net Assets (100.0%)		$9,446

(a)  Security trades on the Hong Kong exchange.

(b)  Non-income producing security.

(c)  The approximate fair value and percentage of net assets, $7,809,000 and 82.7%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $837,000 and the aggregate gross unrealized depreciation is approximately $1,806,000, resulting in net unrealized depreciation of approximately $969,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Others*	33.2%
Internet & Direct Marketing Retail	16.3
Interactive Media & Services	15.0
Beverages	10.9
Short-Term Investments	10.9
Textiles, Apparel & Luxury Goods	6.9
Food Products	6.8
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

China Equity Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $9,355)	$8,386
Investment in Security of Affiliated Issuer, at Value (Cost $1,019)	1,019
Total Investments in Securities, at Value (Cost $10,374)	9,405
Foreign Currency, at Value (Cost $8)	8
Due from Adviser	43
Dividends Receivable	3
Receivable from Affiliate	1
Other Assets	44
Total Assets	9,504
Liabilities:
Payable for Professional Fees	36
Payable for Custodian Fees	5
Payable for Administration Fees	1
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6*	—	@
Payable for Sub Transfer Agency Fees — Class I	—	@
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Other Liabilities	16
Total Liabilities	58
Net Assets	$9,446
Net Assets Consist of:
Paid-in-Capital	$11,114
Total Accumulated Loss	(1,668)
Net Assets	$9,446
CLASS I:
Net Assets	$9,271
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,073,689
Net Asset Value, Offering and Redemption Price Per Share	$8.63
CLASS A:
Net Assets	$14
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,590
Net Asset Value, Redemption Price Per Share	$8.58
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.48
Maximum Offering Price Per Share	$9.06
CLASS C:
Net Assets	$152
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	18,094
Net Asset Value, Offering and Redemption Price Per Share	$8.42
CLASS R6:*
Net Assets	$9
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,049
Net Asset Value, Offering and Redemption Price Per Share	$8.64

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

China Equity Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $3 of Foreign Taxes Withheld)	$103
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	105
Expenses:
Professional Fees	68
Advisory Fees (Note B)	38
Registration Fees	23
Custodian Fees (Note F)	8
Shareholder Reporting Fees	8
Administration Fees (Note C)	4
Transfer Agency Fees — Class I (Note E)	1
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	1
Directors' Fees and Expenses	2
Pricing Fees	1
Shareholder Services Fees — Class A (Note D)	— @
Distribution and Shareholder Services Fees — Class C (Note D)	1
Sub Transfer Agency Fees — Class I	— @
Sub Transfer Agency Fees — Class A	— @
Sub Transfer Agency Fees — Class C	— @
Other Expenses	8
Total Expenses	165
Expenses Reimbursed by Adviser (Note B)	(68)
Waiver of Advisory Fees (Note B)	(38)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	56
Net Investment Income	49
Realized Loss:
Investments Sold	(749)
Foreign Currency Translation	(2)
Net Realized Loss	(751)
Change in Unrealized Appreciation (Depreciation):
Investments	(1,266)
Foreign Currency Translation	— @
Net Change in Unrealized Appreciation (Depreciation)	(1,266)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(2,017)
Net Decrease in Net Assets Resulting from Operations	$(1,968)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

China Equity Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Income (Loss)	$49	$(61)
Net Realized Gain (Loss)	(751)	612
Net Change in Unrealized Appreciation (Depreciation)	(1,266)	(3,685)
Net Decrease in Net Assets Resulting from Operations	(1,968)	(3,134)
Dividends and Distributions to Shareholders:
Class I	—	(382)
Class A	—	(12)
Class C	—	(7)
Class R6*	—	(— @)
Total Dividends and Distributions to Shareholders	—	(401)
Capital Share Transactions: (1)
Class I:
Subscribed	100	408
Distributions Reinvested	—	382
Redeemed	(175)	(33)
Class A:
Subscribed	5	639
Distributions Reinvested	—	12
Redeemed	(592)	(— @)
Class C:
Subscribed	—	150
Distributions Reinvested	—	7
Redeemed	—	(4)
Class R6:*
Distributions Reinvested	—	—- @
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(662)	1,561
Total Decrease in Net Assets	(2,630)	(1,974)
Net Assets:
Beginning of Period	12,076	14,050
End of Period	$9,446	$12,076
(1) Capital Share Transactions:
Class I:
Shares Subscribed	10	36
Shares Issued on Distributions Reinvested	—	37
Shares Redeemed	(17)	(3)
Net Increase (Decrease) in Class I Shares Outstanding	(7)	70
Class A:
Shares Subscribed	1	61
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(62)	(— @@)
Net Increase (Decrease) in Class A Shares Outstanding	(61)	62
Class C:
Shares Subscribed	—	13
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	—	(— @@)
Net Increase in Class C Shares Outstanding	—	14
Class R6:*
Shares Issued on Distributions Reinvested	—	— @@

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

China Equity Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,				Period from October 31, 2019(1) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020		December 31, 2019
Net Asset Value, Beginning of Period	$10.40		$13.83		$10.88		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.04		(0.06)		(0.01)		(0.02)
Net Realized and Unrealized Gain (Loss)	(1.81)		(3.00)		3.14		0.90
Total from Investment Operations	(1.77)		(3.06)		3.13		0.88
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)		(0.18)		—
Net Realized Gain	—		(0.15)		—		—
Total Distributions	—		(0.37)		(0.18)		—
Net Asset Value, End of Period	$8.63		$10.40		$13.83		$10.88
Total Return(3)	(17.21	)%(6)	(22.14)%		28.80%		8.80	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,271		$11,230		$13,970		$10,846
Ratio of Expenses Before Expense Limitation	3.41	%(7)	2.85%		3.20%		5.72	%(7)
Ratio of Expenses After Expense Limitation	1.16	%(4)(7)	1.16	%(4)	1.16	%(4)	1.15	%(4)(7)
Ratio of Net Investment Income (Loss)	1.03	%(4)(7)	(0.44	)%(4)	(0.11	)%(4)	(0.98	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(5)	0.01%		0.01	%(7)
Portfolio Turnover Rate	8	%(6)	73%		25%		0	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

China Equity Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,				Period from October 31, 2019(1) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020		December 31, 2019
Net Asset Value, Beginning of Period	$10.34		$13.81		$10.87		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	0.13		(0.13)		(0.06)		(0.02)
Net Realized and Unrealized Gain (Loss)	(1.89)		(2.97)		3.13		0.89
Total from Investment Operations	(1.76)		(3.10)		3.07		0.87
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)		(0.13)		—
Net Realized Gain	—		(0.15)		—		—
Total Distributions	—		(0.37)		(0.13)		—
Net Asset Value, End of Period	$8.58		$10.34		$13.81		$10.87
Total Return(3)	(17.31	)%(6)	(22.46)%		28.30%		8.70	%(6)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$14		$650		$14		$11
Ratio of Expenses Before Expense Limitation	5.27	%(7)	4.63%		21.25%		19.30	%(7)
Ratio of Expenses After Expense Limitation	1.54	%(4)(7)	1.55	%(4)	1.54	%(4)	1.54	%(4)(7)
Ratio of Net Investment Income (Loss)	2.63	%(4)(7)	(1.19	)%(4)	(0.50	)%(4)	(1.37	)%(4)(7)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(7)	0.00	%(5)	0.01%		0.01	%(7)
Portfolio Turnover Rate	8	%(6)	73%		25%		0	%(6)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

China Equity Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,				Period from October 31, 2019(1) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020		December 31, 2019
Net Asset Value, Beginning of Period	$10.19		$13.72		$10.86		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.00	)(3)	(0.23)		(0.21)		(0.04)
Net Realized and Unrealized Gain (Loss)	(1.77)		(2.93)		3.18		0.90
Total from Investment Operations	(1.77)		(3.16)		2.97		0.86
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)		(0.11)		—
Net Realized Gain	—		(0.15)		—		—
Total Distributions	—		(0.37)		(0.11)		—
Net Asset Value, End of Period	$8.42		$10.19		$13.72		$10.86
Total Return(4)	(17.66	)%(7)	(23.05)%		27.38%		8.60	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$152		$185		$52		$11
Ratio of Expenses Before Expense Limitation	5.77	%(8)	6.23%		13.32%		20.07	%(8)
Ratio of Expenses After Expense Limitation	2.29	%(5)(8)	2.30	%(5)	2.29	%(5)	2.29	%(5)(8)
Ratio of Net Investment Loss	(0.09	)%(5)(8)	(1.92	)%(5)	(1.66	)%(5)	(2.12	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(6)	0.01%		0.01	%(8)
Portfolio Turnover Rate	8	%(7)	73%		25%		0	%(7)

(1)  Commencement of Operations.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

China Equity Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,				Period from October 31, 2019(2) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020		December 31, 2019
Net Asset Value, Beginning of Period	$10.40		$13.83		$10.88		$10.00
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(3)	0.04		(0.05)		(0.01)		(0.02)
Net Realized and Unrealized Gain (Loss)	(1.80)		(3.01)		3.14		0.90
Total from Investment Operations	(1.76)		(3.06)		3.13		0.88
Distributions from and/or in Excess of:
Net Investment Income	—		(0.22)		(0.18)		—
Net Realized Gain	—		(0.15)		—		—
Total Distributions	—		(0.37)		(0.18)		—
Net Asset Value, End of Period	$8.64		$10.40		$13.83		$10.88
Total Return(4)	(17.21	)%(7)	(22.14)%		28.82%		8.80	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9		$11		$14		$11
Ratio of Expenses Before Expense Limitation	24.59	%(8)	18.96%		20.92%		19.05	%(8)
Ratio of Expenses After Expense Limitation	1.14	%(5)(8)	1.15	%(5)	1.14	%(5)	1.14	%(5)(8)
Ratio of Net Investment Income (Loss)	1.04	%(5)(8)	(0.42	)%(5)	(0.10	)%(5)	(0.97	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.01	%(8)	0.00	%(6)	0.01%		0.01	%(8)
Portfolio Turnover Rate	8	%(7)	73%		25%		0	%(7)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the China Equity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the

12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 — unadjusted quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 — significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$—	$412	$—	$412
Beverages	—	1,027	—	1,027
Biotechnology	—	40	—	40
Electrical Equipment	—	198	—	198
Entertainment	—	300	—	300
Food Products	—	636	—	636

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Health Care Equipment & Supplies	$—	$183	$—	$183
Household Durables	—	238	—	238
Interactive Media & Services	—	1,412	—	1,412
Internet & Direct Marketing Retail	309	1,228	—	1,537
Life Sciences Tools & Services	—	352	—	352
Machinery	—	259	—	259
Personal Products	—	248	—	248
Real Estate Management & Development	167	—	—	167
Semiconductors & Semiconductor Equipment	—	165	—	165
Specialty Retail	—	462	—	462
Textiles, Apparel & Luxury Goods	—	649	—	649
Total Common Stocks	476	7,809	—	8,285
Warrant	—	101	—	101
Short-Term Investment
Investment Company	1,019	—	—	1,019
Total Assets	$1,495	$7,910	$—	$9,405

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

—  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

—  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at an annual rate of 0.80% of the daily net assets of the Fund.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I shares, 1.55% for Class A shares, 2.30% for Class C shares and 1.15% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $38,000 of advisory fees were waived and approximately $71,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $743,000 and $1,933,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the

Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$544	$1,489	$1,014	$2
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$1,019

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned.

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the three-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$241	$160	$180	$—

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets for the year ended December 31, 2021.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$—	$50

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2021, the Fund intends to defer to January 1, 2022 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$—@	$—

@ Amount is less than $500.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund did not have record owners of 10% or greater.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period and the period since the end of October 2019, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the Fund's management fee and total expense ratio were lower than its peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which does not include breakpoints. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

25

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFICEQSAN
4879453 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Counterpoint Global Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	9
Consolidated Statement of Operations	10
Consolidated Statements of Changes in Net Assets	11
Consolidated Financial Highlights	12
Notes to Consolidated Financial Statements	16
Investment Advisory Agreement Approval	28
Liquidity Risk Management Program	30
U.S. Customer Privacy Notice	31
Director and Officer Information	34

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Counterpoint Global Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Expense Example

Counterpoint Global Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Counterpoint Global Portfolio Class I	$1,000.00	$518.60	$1,019.59	$3.95	$5.26	1.05%
Counterpoint Global Portfolio Class A	1,000.00	517.80	1,017.85	5.27	7.00	1.40
Counterpoint Global Portfolio Class C	1,000.00	516.00	1,014.13	8.08	10.74	2.15
Counterpoint Global Portfolio Class R6(1)	1,000.00	518.60	1,019.84	3.77	5.01	1.00

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments

Counterpoint Global Portfolio

	Shares	Value (000)
Common Stocks (96.1%)
Argentina (0.2%)
Globant SA (a)	127	$22
Australia (0.7%)
Brookfield Infrastructure Partners LP	1,950	75
Redbubble Ltd. (a)	5,601	3
		78
Belgium (0.1%)
Argenx SE ADR (a)	37	14
Brazil (0.4%)
B3 SA — Brasil Bolsa Balcao	910	2
Magazine Luiza SA	5,336	2
NU Holdings Ltd., Class A (a)	6,211	23
Vale SA	950	14
		41
Canada (5.9%)
Brookfield Asset Management, Inc., Class A	2,154	96
Canada Goose Holdings, Inc. (a)	2,449	44
Canadian National Railway Co.	564	63
Colliers International Group, Inc.	277	30
Constellation Software, Inc.	78	116
FirstService Corp.	146	18
Shopify, Inc., Class A (a)	6,310	197
Topicus.com, Inc. (a)	1,120	63
		627
China (2.3%)
360 DigiTech, Inc. ADR	305	5
Agora, Inc. ADR (a)	42	—	@
China East Education Holdings Ltd. (b)	2,500	1
China Resources Mixc Lifestyle Services Ltd. (b)	600	3
Foshan Haitian Flavouring & Food Co. Ltd., Class A	4,089	55
Greentown Service Group Co. Ltd. (b)	2,000	2
Haidilao International Holding Ltd. (a)(b)	5,000	12
HUYA, Inc. ADR (a)	675	3
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	500	3
KE Holdings, Inc. ADR (a)	717	13
Kuaishou Technology (a)(b)	1,300	15
Meituan, Class B (a)(b)	2,800	70
Shenzhou International Group Holdings Ltd. (b)	500	6
Tencent Holdings Ltd. (b)	300	14
Trip.com Group Ltd. ADR (a)	1,327	36
Weimob, Inc. (a)(b)	3,000	2
		240
Denmark (2.6%)
Chr Hansen Holding AS	749	55
DSV AS	1,511	212
Novo Nordisk AS Series B	60	7
		274
Finland (0.2%)
Revenio Group Oyj	425	19
	Shares	Value (000)
France (2.9%)
Christian Dior SE	57	$34
EssilorLuxottica SA	397	60
Hermes International	126	142
L'Oreal SA	53	18
Pernod Ricard SA	192	36
Remy Cointreau SA	112	20
		310
Germany (1.8%)
Adidas AG	651	116
HelloFresh SE (a)	1,108	36
Puma SE	591	39
		191
Hong Kong (0.5%)
AIA Group Ltd.	4,600	50
India (3.6%)
HDFC Bank Ltd. ADR	5,543	305
ICICI Bank Ltd. ADR	3,331	59
IndusInd Bank Ltd.	888	9
Shree Cement Ltd.	19	5
Zomato Ltd. (a)	2,174	1
		379
Indonesia (0.0%) (c)
Avia Avian Tbk PT	57,800	3
Israel (0.9%)
Global-e Online Ltd. (a)	4,384	88
ironSource Ltd., Class A (a)	1,887	5
		93
Italy (2.0%)
Brunello Cucinelli SpA	377	17
Davide Campari-Milano NV	5,312	56
Moncler SpA	3,212	138
		211
Japan (1.5%)
Change, Inc.	600	9
Keyence Corp.	300	103
Nintendo Co. Ltd.	100	43
		155
Korea, Republic of (0.4%)
KakaoBank Corp. (a)	638	15
NAVER Corp.	153	28
		43
Mexico (0.0%) (c)
Grupo Aeroportuario del Sureste SAB de CV, Class B	85	2
Netherlands (5.1%)
Adyen NV (a)	134	193
ASML Holding NV	206	97
ASML Holding NV (Registered)	411	196
Basic-Fit NV (a)	807	31
Universal Music Group NV	899	18
		535

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

	Shares	Value (000)
Norway (0.2%)
AutoStore Holdings Ltd. (a)	9,491	$14
Kahoot! ASA (a)	1,076	2
		16
Singapore (2.9%)
Grab Holdings Ltd., Class A (a)	50,109	127
Sea Ltd. ADR (a)	2,709	181
		308
Sweden (0.9%)
Evolution AB	444	41
INVISIO AB	1,253	18
Kinnevik AB, Class B (a)	1,099	18
Vitrolife AB	882	20
		97
Switzerland (1.1%)
Kuehne & Nagel International AG (Registered)	196	47
On Holding AG, Class A (a)	876	16
Straumann Holding AG (Registered)	419	50
		113
Taiwan (0.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	5,000	80
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	53	4
		84
United Kingdom (3.5%)
Abcam PLC (a)	390	6
Angle PLC (a)	4,138	5
Atlassian Corp., PLC, Class A (a)	176	33
Babcock International Group PLC (a)	11,511	43
Deliveroo PLC (a)	21,733	24
Diageo PLC	833	36
Fevertree Drinks PLC	380	6
Rentokil Initial PLC	11,166	65
Rightmove PLC	7,107	49
Victoria PLC (a)	19,344	106
		373
United States (55.6%)
10X Genomics, Inc., Class A (a)	1,718	78
23andMe Holding Co. (a)	1,793	4
4D Molecular Therapeutics, Inc. (a)	161	1
Adobe, Inc. (a)	167	61
Affirm Holdings, Inc. (a)	5,688	103
Agilon health, Inc. (a)	11,283	246
Airbnb, Inc., Class A (a)	38	3
Alignment Healthcare, Inc. (a)	492	6
Alnylam Pharmaceuticals, Inc. (a)	2	—	@
Amazon.com, Inc. (a)	1,365	145
American Tower Corp. REIT	8	2
Anterix, Inc. (a)	1,144	47
Appian Corp. (a)	1,698	80
AppLovin Corp., Class A (a)	1,355	47
ATAI Life Sciences NV (a)	1,318	5
Aurora Innovation, Inc. (a)	2,793	5
	Shares	Value (000)
AutoZone, Inc. (a)	2	$4
Avalara, Inc. (a)	122	9
Axon Enterprise, Inc. (a)	165	15
Ball Corp.	67	5
BARK, Inc. (a)	2,935	4
Beam Therapeutics, Inc. (a)	116	4
Berkshire Hathaway, Inc., Class B (a)	26	7
Big Sky Growth Partners, Inc. (Units) SPAC (a)(d)	1,441	14
Bill.Com Holdings, Inc. (a)	1,244	137
Block, Inc., Class A (a)	1,220	75
Brown & Brown, Inc.	248	14
C4 Therapeutics, Inc. (a)	171	1
Cadence Design Systems, Inc. (a)	6	1
Calix, Inc. (a)	459	16
Cardlytics, Inc. (a)	1,503	34
Carvana Co. (a)	2,569	58
Century Therapeutics, Inc. (a)	312	3
Chewy, Inc., Class A (a)	765	27
Cintas Corp.	3	1
Cipher Mining, Inc. (a)	3,629	5
Clear Secure, Inc., Class A (a)	765	15
Clearwater Analytics Holdings, Inc. (a)	411	5
Cloudflare, Inc., Class A (a)	5,040	220
Coinbase Global, Inc., Class A (a)	362	17
Confluent, Inc., Class A (a)	533	12
Copart, Inc. (a)	16	2
CoStar Group, Inc. (a)	33	2
Costco Wholesale Corp.	2	1
Coupa Software, Inc. (a)	39	2
Coupang, Inc. (a)	13,659	174
Cricut, Inc., Class A (a)	11,272	69
Danaher Corp.	63	16
Datadog, Inc., Class A (a)	1,589	151
DexCom, Inc. (a)	7	1
Dlocal Ltd. (a)	2,499	66
Domino's Pizza, Inc.	48	19
DoorDash, Inc., Class A (a)	1,899	122
Doximity, Inc., Class A (a)	4,631	161
Duolingo, Inc. (a)	262	23
Ecolab, Inc.	26	4
Endeavor Group Holdings, Inc., Class A (a)	788	16
EVI Industries, Inc. (a)	309	3
Farfetch Ltd., Class A (a)	7,392	53
Fastenal Co.	17	1
Fastly, Inc., Class A (a)	7,580	88
Fate Therapeutics, Inc. (a)	204	5
Figs, Inc., Class A (a)	1,988	18
Floor & Decor Holdings, Inc., Class A (a)	811	51
GH Research PLC (a)	379	4
Ginkgo Bioworks Holdings, Inc. (a)	6,688	16
Gitlab, Inc., Class A (a)	1,091	58
GoodRx Holdings, Inc., Class A (a)	11,105	66
Graphite Bio, Inc. (a)	449	1
Guardant Health, Inc. (a)	829	33

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

	Shares	Value (000)
United States (cont'd)
HashiCorp, Inc., Class A (a)	301	$9
HEICO Corp., Class A	160	17
Heliogen, Inc. (a)	4,442	9
Home Depot, Inc.	65	18
IAC/InterActiveCorp (a)	20	2
IDEXX Laboratories, Inc. (a)	2	1
Illumina, Inc. (a)	20	4
Inspire Medical Systems, Inc. (a)	28	5
Intellia Therapeutics, Inc. (a)	459	24
Intercontinental Exchange, Inc.	182	17
Intuitive Surgical, Inc. (a)	99	20
Joby Aviation, Inc. (a)	988	5
Latch, Inc. (a)	1,634	2
Linde PLC	22	6
Lockheed Martin Corp.	6	3
Marqeta, Inc., Class A (a)	1,983	16
Martin Marietta Materials, Inc.	5	1
Mastercard, Inc., Class A	125	39
Match Group, Inc. (a)	14	1
MaxCyte, Inc. (a)	1,108	5
McCormick & Co. Inc.	10	1
McDonald's Corp.	8	2
Meli Kaszek Pioneer Corp., SPAC (a)	2,138	21
Membership Collective Group, Inc., Class A (a)	1,980	13
MercadoLibre, Inc. (a)	289	184
Meta Platforms, Inc., Class A (a)	476	77
MicroStrategy, Inc., Class A (a)	53	9
Moderna, Inc. (a)	28	4
MongoDB, Inc. (a)	243	63
MP Materials Corp. (a)	375	12
NanoString Technologies, Inc. (a)	230	3
Netflix, Inc. (a)	5	1
NVR, Inc. (a)	1	4
Oak Street Health, Inc. (a)	305	5
Okta, Inc. (a)	13	1
Olo, Inc., Class A (a)	3,642	36
Opendoor Technologies, Inc. (a)	901	4
Outset Medical, Inc. (a)	206	3
Overstock.com, Inc. (a)	4,616	115
Party City Holdco, Inc. (a)	11,185	15
Peloton Interactive, Inc., Class A (a)	2,809	26
Pool Corp.	47	16
Privia Health Group, Inc. (a)	585	17
Procore Technologies, Inc. (a)	786	36
Progressive Corp.	370	43
Qualtrics International, Inc., Class A (a)	356	4
Redfin Corp. (a)	481	4
Relay Therapeutics, Inc. (a)	169	3
Ribbit LEAP Ltd. (Units) SPAC (a)(d)	785	8
Rivian Automotive, Inc., Class A (a)	172	4
ROBLOX Corp., Class A (a)	3,924	129
	Shares	Value (000)
Rollins, Inc.	163	$6
Roper Technologies, Inc.	4	2
Royal Gold, Inc.	165	18
Royalty Pharma PLC, Class A	9,061	381
S&P Global, Inc.	56	19
Salesforce.com, Inc. (a)	763	126
Samsara, Inc., Class A (a)	3,309	37
Schrodinger, Inc. (a)	227	6
Seer, Inc. (a)	547	5
Senti Biosciences, Inc. (a)	713	1
Senti Biosciences, Inc. (a)(e)	124	—	@
Senti Biosciences, Inc. Founder Shares (a)(e)	298	1
Service Corp. International	284	20
ServiceNow, Inc. (a)	365	174
Sherwin-Williams Co.	4	1
Signify Health, Inc., Class A (a)	295	4
Snowflake, Inc., Class A (a)	2,307	321
SomaLogic, Inc. (a)	944	4
Spotify Technology SA (a)	476	45
Standard BioTools Inc. (a)	2,518	4
Starbucks Corp.	11	1
Synopsys, Inc. (a)	4	1
TCV Acquisition Corp., Class A SPAC (a)	829	8
Teladoc Health, Inc. (a)	90	3
Texas Pacific Land Corp.	20	30
Thermo Fisher Scientific, Inc.	4	2
Trade Desk, Inc. Class A (a)	3,579	150
TransDigm Group, Inc. (a)	6	3
Trupanion, Inc. (a)	91	5
Twilio, Inc., Class A (a)	9	1
Tyler Technologies, Inc. (a)	7	2
Uber Technologies, Inc. (a)	7,679	157
UiPath, Inc., Class A (a)	281	5
Unity Software, Inc. (a)	1,648	61
Upstart Holdings, Inc. (a)	639	20
Upwork, Inc. (a)	603	12
UTZ Brands, Inc.	1,341	19
Veeva Systems, Inc., Class A (a)	509	101
Visa, Inc., Class A	246	48
Walt Disney Co. (a)	669	63
Warby Parker, Inc., Class A (a)	306	3
Waste Connections, Inc.	168	21
Watsco, Inc.	4	1
Wayfair, Inc., Class A (a)	477	21
WeWork, Inc., Class A REIT (a)	2,404	12
Zillow Group, Inc., Class A (a)	149	5
Zoetis, Inc.	4	1
Zoom Video Communications, Inc., Class A (a)	528	57
ZoomInfo Technologies, Inc., Class A (a)	1,838	61
Zymergen, Inc. (a)	1,649	2
		5,880
Total Common Stocks (Cost $12,801)		10,158

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

	Shares	Value (000)
Preferred Stock (0.3%)
United States (0.3%)
Databricks, Inc. (a)(e)(f) (acquisition cost — $44; acquired 8/31/21) (Cost $44)	198	$35
Investment Companies (0.8%)
United Kingdom (0.1%)
Hipgnosis Songs Fund Ltd.	9,716	13
United States (0.7%)
Grayscale Bitcoin Trust (a)	5,535	67
Total Investment Companies (Cost $264)		80
	No. of Warrants
Warrants (0.0%) (c)
United States (0.0%) (c)
BARK, Inc. expires 5/1/26 (a)	373	—	@
Ginkgo Bioworks Holdings, Inc. expires 12/31/27 (a)	261	—	@
SomaLogic, Inc. expires 8/31/26 (a)	96	—	@
Total Warrants (Cost $3)		—	@
	Shares	Value (000)
Short-Term Investment (1.9%)
Investment Company (1.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $204)	204,292	$204
Total Investments Excluding Purchased Options (99.1%) (Cost $13,316)		10,477
Total Purchased Options Outstanding (0.0%) (c) (Cost $63)		4
Total Investments (99.1%) (Cost $13,379) (g)(h)(i)		10,481
Other Assets in Excess of Liabilities (0.9%)		92
Net Assets (100.0%)		$10,573

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

The Fund had the following Derivative Contract — PIPE open at June 30, 2022:

Counterparty	Referenced Obligation	Notional Amount	Settlement Date	Unrealized Depreciation (000)	% of Net Assets
Social Capital Suvretta Holdings Corp.III	ProKidney, LP. (a)(e)(f)(j)(k)	38,020	12/30/22	$(5)	(0.05)%

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Amount is less than 0.05%.

(d)  Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.

(e)  Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities and derivative contract (excluding 144A holdings) at June 30, 2022 amounts to approximately $31,000 and represents 0.3% of net assets.

(f)  At June 30, 2022, the Fund held a fair valued security and derivative contract at approximately $30,000, representing 0.3% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Company's (as defined herein) Directors.

(g)  The approximate fair value and percentage of net assets, $2,439,000 and 23.1%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(h)  Securities are available for collateral in connection with a derivative contract - PIPE and purchased options.

(i)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $1,191,000 and the aggregate gross unrealized depreciation is approximately $4,094,000, resulting in net unrealized depreciation of approximately $2,903,000.

(j)  Represents an unfunded subscription agreement in a private investment in a public entity. The Fund is committed to purchase 3,802 shares at $10.00 per share on the settlement date pursuant to the closing of the business combination between ProKidney, LP., and Social Capital Suvretta Holdings Corp.III, a SPAC. The settlement date shown reflects the estimated date based upon the subscription agreement and is subject to change. The transaction will require the approval of the shareholders of both Social Capital Suvretta Holdings Corp.III, and ProKidney, LP., and is subject to other customary closing conditions, including the receipt of certain regulatory approvals. If these conditions are not met, the Fund is no longer obligated to fulfill its commitment to Social Capital Suvretta Holdings Corp.III, and ProKidney, LP. The investment is restricted from resale until the settlement date.

(k)  Investment is valued based on the underlying stock price and significant unobservable inputs that factor in volatility and discount for lack of marketability and transaction risk and is classified as Level 3 in the fair value hierarchy.

ADR  American Depositary Receipt.

PIPE  Private Investment in Public Equity.

REIT  Real Estate Investment Trust.

SPAC  Special Purpose Acquisition Company.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Counterpoint Global Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
Goldman Sachs International	USD/CNH	CNH	7.27	Nov-22	4,041,028	4,041	$4		$19	$(15)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.28	Jul-22	3,914,073	3,914	—	@	18	(18)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	2,533,588	2,534	—	@	17	(17)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	1,595,646	1,596	—	@	9	(9)
							$4		$63	$(59)

@  Value is less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Others*	55.6%
Software	14.8
Information Technology Services	14.0
Internet & Direct Marketing Retail	9.8
Textiles, Apparel & Luxury Goods	5.8
Total Investments	100.0	%**

*  Industries and/or investment types representing less than 5% of total investments.

**  Does not include an open PIPE contract with unrealized depreciation of approximately $5,000.

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Counterpoint Global Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $13,175)	$10,277
Investment in Security of Affiliated Issuer, at Value (Cost $204)	204
Total Investments in Securities, at Value (Cost $13,379)	10,481
Foreign Currency, at Value (Cost $46)	46
Cash	1
Due from Adviser	58
Receivable for Investments Sold	14
Dividends Receivable	5
Receivable for Fund Shares Sold	5
Tax Reclaim Receivable	2
Receivable from Affiliate	—	@
Other Assets	79
Total Assets	10,691
Liabilities:
Payable for Custodian Fees	29
Payable for Professional Fees	28
Payable for Investments Purchased	19
Unrealized Depreciation on Derivative Contract — PIPE	5
Payable for Sub Transfer Agency Fees — Class I	2
Payable for Sub Transfer Agency Fees — Class A	—	@
Payable for Sub Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6*	—	@
Payable for Administration Fees	1
Payable for Shareholder Services Fees — Class A	—	@
Payable for Distribution and Shareholder Services Fees — Class C	—	@
Payable for Fund Shares Redeemed	—	@
Other Liabilities	33
Total Liabilities	118
Net Assets	$10,573
Net Assets Consist of:
Paid-in-Capital	$17,640
Total Accumulated Loss	(7,067)
Net Assets	$10,573
CLASS I:
Net Assets	$9,148
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,151,218
Net Asset Value, Offering and Redemption Price Per Share	$7.95
CLASS A:
Net Assets	$1,344
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	171,513
Net Asset Value, Redemption Price Per Share	$7.84
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.43
Maximum Offering Price Per Share	$8.27
CLASS C:
Net Assets	$71
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	9,396
Net Asset Value, Offering and Redemption Price Per Share	$7.59
CLASS R6:*
Net Assets	$10
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,267
Net Asset Value, Offering and Redemption Price Per Share	$7.96

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Counterpoint Global Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $4 of Foreign Taxes Withheld)	$35
Dividends from Security of Affiliated Issuer (Note G)	1
Total Investment Income	36
Expenses:
Professional Fees	74
Advisory Fees (Note B)	66
Custodian Fees (Note F)	46
Registration Fees	21
Pricing Fees	9
Shareholder Reporting Fees	9
Administration Fees (Note C)	7
Sub Transfer Agency Fees — Class I	5
Sub Transfer Agency Fees — Class A	1
Sub Transfer Agency Fees — Class C	— @
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	1
Shareholder Services Fees — Class A (Note D)	2
Distribution and Shareholder Services Fees — Class C (Note D)	1
Directors' Fees and Expenses	2
Interest Expenses	1
Other Expenses	7
Total Expenses	256
Expenses Reimbursed by Adviser (Note B)	(93)
Waiver of Advisory Fees (Note B)	(66)
Reimbursement of Class Specific Expenses — Class I (Note B)	(4)
Reimbursement of Class Specific Expenses — Class A (Note B)	(1)
Reimbursement of Class Specific Expenses — Class C (Note B)	(1)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(— @)
Net Expenses	90
Net Investment Loss	(54)
Realized Loss:
Investments Sold	(3,361)
Foreign Currency Translation	(4)
Net Realized Loss	(3,365)
Change in Unrealized Appreciation (Depreciation):
Investments	(8,464)
Foreign Currency Translation	(— @)
Derivative Contracts — PIPE	(5)
Net Change in Unrealized Appreciation (Depreciation)	(8,469)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(11,834)
Net Decrease in Net Assets Resulting from Operations	$(11,888)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Counterpoint Global Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(54)	$(218)
Net Realized Gain (Loss)	(3,365)	3,524
Net Change in Unrealized Appreciation (Depreciation)	(8,469)	(3,702)
Net Decrease in Net Assets Resulting from Operations	(11,888)	(396)
Dividends and Distributions to Shareholders:
Class I	—	(4,424)
Class A	—	(407)
Class C	—	(34)
Class R6*	—	(4)
Total Dividends and Distributions to Shareholders	—	(4,869)
Capital Share Transactions:(1)
Class I:
Subscribed	1,029	6,393
Distributions Reinvested	—	4,424
Redeemed	(7,227)	(4,112)
Class A:
Subscribed	1,087	3,945
Distributions Reinvested	—	407
Redeemed	(1,983)	(875)
Class C:
Subscribed	—	183
Distributions Reinvested	—	34
Redeemed	(31)	(12)
Class R6:*
Distributions Reinvested	—	4
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(7,125)	10,391
Total Increase (Decrease) in Net Assets	(19,013)	5,126
Net Assets:
Beginning of Period	29,586	24,460
End of Period	$10,573	$29,586
(1) Capital Share Transactions:
Class I:
Shares Subscribed	88	345
Shares Issued on Distributions Reinvested	—	293
Shares Redeemed	(620)	(203)
Net Increase (Decrease) in Class I Shares Outstanding	(532)	435
Class A:
Shares Subscribed	105	220
Shares Issued on Distributions Reinvested	—	27
Shares Redeemed	(171)	(46)
Net Increase (Decrease) in Class A Shares Outstanding	(66)	201
Class C:
Shares Subscribed	—	9
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(3)	(1)
Net Increase (Decrease) in Class C Shares Outstanding	(3)	10
Class R6:*
Shares Issued on Distributions Reinvested	—	— @

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than 500 shares.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Counterpoint Global Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,						Period from June 29, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		December 31, 2018(1)
Net Asset Value, Beginning of Period	$15.33		$19.01		$11.32		$8.46		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.03)		(0.16)		(0.11)		(0.03)		(0.03)
Net Realized and Unrealized Gain (Loss)	(7.35)		(0.01)		8.34		2.89		(1.41)
Total from Investment Operations	(7.38)		(0.17)		8.23		2.86		(1.44)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.03)
Net Realized Gain	—		(3.51)		(0.54)		—		—
Paid-in-Capital	—		—		—		—		(0.07)
Total Distributions	—		(3.51)		(0.54)		—		(0.10)
Net Asset Value, End of Period	$7.95		$15.33		$19.01		$11.32		$8.46
Total Return(4)	(48.14	)%(7)	(0.58)%		72.70%		33.81%		(14.36	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,148		$25,794		$23,717		$10,097		$5,733
Ratio of Expenses Before Expense Limitation	3.03	%(8)	2.39%		3.29%		5.22%		6.83	%(8)
Ratio of Expenses After Expense Limitation	1.05	%(5)(8)	1.05	%(5)	1.04	%(5)	1.03	%(5)	1.03	%(5)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.05	%(5)(8)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.62	)%(5)(8)	(0.76	)%(5)	(0.79	)%(5)	(0.25	)%(5)	(0.54	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	32	%(7)	68%		116%		67%		54	%(7)

(1)  Not consolidated.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Counterpoint Global Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,						Period from June 29, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		December 31, 2018(1)
Net Asset Value, Beginning of Period	$15.14		$18.89		$11.28		$8.47		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.05)		(0.23)		(0.19)		(0.06)		(0.04)
Net Realized and Unrealized Gain (Loss)	(7.25)		(0.01)		8.34		2.87		(1.40)
Total from Investment Operations	(7.30)		(0.24)		8.15		2.81		(1.44)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.03)
Net Realized Gain	—		(3.51)		(0.54)		—		—
Paid-in-Capital	—		—		—		—		(0.06)
Total Distributions	—		(3.51)		(0.54)		—		(0.09)
Net Asset Value, End of Period	$7.84		$15.14		$18.89		$11.28		$8.47
Total Return(4)	(48.22	)%(7)	(0.95)%		72.25%		33.18%		(14.44	)%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$1,344		$3,598		$696		$15		$8
Ratio of Expenses Before Expense Limitation	3.51	%(8)	2.89%		4.61%		23.73%		26.82	%(8)
Ratio of Expenses After Expense Limitation	1.40	%(5)(8)	1.40	%(5)	1.39	%(5)	1.39	%(5)	1.39	%(5)(8)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.40	%(5)(8)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.97	)%(5)(8)	(1.12	)%(5)	(1.16	)%(5)	(0.62	)%(5)	(0.91	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01	%(8)
Portfolio Turnover Rate	32	%(7)	68%		116%		67%		54	%(7)

(1)  Not consolidated.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Counterpoint Global Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,						Period from June 29, 2018(2) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(1)		2019(1)		December 31, 2018(1)
Net Asset Value, Beginning of Period	$14.71		$18.60		$11.20		$8.47		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.09)		(0.38)		(0.27)		(0.14)		(0.08)
Net Realized and Unrealized Gain (Loss)	(7.03)		0.00	(4)	8.21		2.87		(1.40)
Total from Investment Operations	(7.12)		(0.38)		7.94		2.73		(1.48)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.02)
Net Realized Gain	—		(3.51)		(0.54)		—		—
Paid-in-Capital	—		—		—		—		(0.03)
Total Distributions	—		(3.51)		(0.54)		—		(0.05)
Net Asset Value, End of Period	$7.59		$14.71		$18.60		$11.20		$8.47
Total Return(5)	(48.40	)%(8)	(1.73)%		70.89%		32.23%		(14.80	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$71		$175		$27		$11		$8
Ratio of Expenses Before Expense Limitation	6.31	%(9)	6.40%		18.57%		24.53%		27.44	%(9)
Ratio of Expenses After Expense Limitation	2.15	%(6)(9)	2.15	%(6)	2.14	%(6)	2.14	%(6)	2.14	%(6)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.15	%(6)(9)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(1.71	)%(6)(9)	(1.93	)%(6)	(1.90	)%(6)	(1.37	)%(6)	(1.66	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.01	%(9)
Portfolio Turnover Rate	32	%(8)	68%		116%		67%		54	%(8)

(1)  Not consolidated.

(2)  Commencement of Operations.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Counterpoint Global Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,						Period from June 29, 2018(3) to
Selected Per Share Data and Ratios	(unaudited)		2021		2020(2)		2019(2)		December 31, 2018(2)
Net Asset Value, Beginning of Period	$15.35		$19.03		$11.32		$8.46		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(4)	(0.03)		(0.15)		(0.10)		(0.02)		(0.02)
Net Realized and Unrealized Gain (Loss)	(7.36)		(0.02)		8.35		2.88		(1.41)
Total from Investment Operations	(7.39)		(0.17)		8.25		2.86		(1.43)
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.03)
Net Realized Gain	—		(3.51)		(0.54)		—		—
Paid-in-Capital	—		—		—		—		(0.08)
Total Distributions	—		(3.51)		(0.54)		—		(0.11)
Net Asset Value, End of Period	$7.96		$15.35		$19.03		$11.32		$8.46
Total Return(5)	(48.14	)%(8)	(0.59)%		72.88%		33.81%		(14.34	)%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$10		$19		$20		$11		$8
Ratio of Expenses Before Expense Limitation	16.05	%(9)	12.66%		19.31%		23.44%		26.39	%(9)
Ratio of Expenses After Expense Limitation	1.00	%(6)(9)	1.00	%(6)	0.99	%(6)	0.99	%(6)	0.99	%(6)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.00	%(6)(9)	N/A		N/A		N/A		N/A
Ratio of Net Investment Loss	(0.56	)%(6)(9)	(0.71	)%(6)	(0.74	)%(6)	(0.22	)%(6)	(0.51	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01%		0.01%		0.01	%(9)
Portfolio Turnover Rate	32	%(8)	68%		116%		67%		54	%(8)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Not consolidated.

(3)  Commencement of Operations.

(4)  Per share amount is based on average shares outstanding.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Counterpoint Global Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Counterpoint Global Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2022, the Subsidiary represented approximately $80,000 or approximately 0.76% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the mean between its latest bid and ask prices. Unlisted

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; (7) PIPE investments may be valued based on the underlying stock price less a discount until the commitment is fulfilled and shares are registered; and (8) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Aerospace & Defense	$38	$61	$—	$99
Air Freight & Logistics	—	212	—	212
Airlines	5	—	—	5
Automobiles	4	—	—	4
Banks	387	24	—	411
Beverages	—	154	—	154
Biotechnology	61	27	—	88
Capital Markets	151	—	—	151
Chemicals	29	58	—	87
Commercial Services & Supplies	35	67	—	102
Communications Equipment	16	—	—	16
Construction Materials	1	5	—	6
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Consumer Finance	$25	$—	$—	$25
Containers & Packaging	5	—	—	5
Distributors	16	—	—	16
Diversified Consumer Services	43	1	—	44
Diversified Financial Services	7	18	—	25
Diversified Holding Companies	51	—	—	51
Diversified Telecommunication Services	47	—	—	47
Electrical Equipment	9	—	—	9
Electronic Equipment, Instruments & Components	—	103	—	103
Entertainment	438	63	—	501
Equity Real Estate Investment Trusts (REITs)	2	—	—	2
Food & Staples Retailing	1	36	—	37
Food Products	20	58	—	78
Health Care Equipment & Supplies	43	74	—	117
Health Care Providers & Services	315	—	—	315
Health Care Technology	342	—	—	342
Hotels, Restaurants & Leisure	74	84	—	158
Household Durables	73	106	—	179
Information Technology Services	1,260	202	—	1,462
Insurance	62	50	—	112
Interactive Media & Services	141	106	—	247
Internet & Direct Marketing Retail	933	98	—	1,031
Leisure Products	26	—	—	26
Life Sciences Tools & Services	121	—	—	121
Machinery	—	14	—	14
Marine	—	47	—	47
Media	34	—	—	34
Metals & Mining	44	—	—	44
Multi-Line Retail	2	—	—	2
Multi-Utilities	75	—	—	75
Oil, Gas & Consumable Fuels	30	—	—	30
Personal Products	—	18	—	18
Pharmaceuticals	391	7	—	398
Professional Services	14	—	—	14
Real Estate Management & Development	86	3	—	89
Road & Rail	347	—	—	347
Semiconductors & Semiconductor Equipment	200	177	—	377
Software	1,511	2	—	1,513
Specialty Retail	149	—	—	149

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)		Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Textiles, Apparel & Luxury Goods	$60		$552	$—	$612
Trading Companies & Distributors	5		—	—	5
Transportation Infrastructure	2		—	—	2
Total Common Stocks	7,731		2,427	—	10,158
Preferred Stock
Software	—		—	35	35
Investment Companies	67		13	—	80
Warrants	—	@	—	—	—	@
Call Options Purchased	—		4	—	4
Short-Term Investment
Investment Company	204		—	—	204
Total Assets	8,002		2,444	35	10,481
Liabilities:
Derivative Contract — PIPE	—		—	(5)	(5)
Total	$8,002		$2,444	$30	$10,476

@  Value is less than $500.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Preferred Stock (000)	Derivative Contract — PIPE (000)
Beginning Balance	$45	$	(— @)
Purchases	—		—
Sales	—		—
PIPE transactions	—		(5)
Amortization of discount	—		—
Transfers in	—		—
Transfers out	—		—
Corporate actions	—		—
Change in unrealized appreciation (depreciation)	(10)		—
Realized gains (losses)	—		—
Ending Balance	$35		$(5)
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2022	$(10)		$(5)

@  Amount is less than $500.

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022. Various valuation techniques were used in the valuation of certain investments and weighted based on the level of significance. The Fund calculated the weighted averages of the unobservable inputs relative to each investment's fair value as of June 30, 2022:

	Fair Value at June 30, 2022 (000)	Valuation Technique	Unobservable Input	Amount*	Impact to Valuation from an Increase in Input**
Preferred Stock	$35	Discounted Cash Flow	Weighted Average Cost of Capital Perpetual Growth Rate	13.5% 3.5%	Decrease Increase
		Market Comparable Companies	Enterprise Value/ Revenue	25.0x	Increase
			Discount for Lack of Marketability	14.0%	Decrease
PIPE	$(5)	Market Implied	Discount for Lack of Marketability and Transaction Risk	14.0%	Decrease

*  Amount is indicative of the weighted average.

**  Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a private investment in public equity transaction, including on a when-issued basis. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, typically at a discount to the market price of the company's securities. The Fund's PIPE investment represents an unfunded subscription agreement in a private investment in public equity. The Fund will earmark or segregate cash or liquid assets or establish a segregated account on the Fund's books in which it will continually maintain cash or cash equivalents or other liquid portfolio securities equal in value to commitments to purchase securities on a forward commitment basis.

At June 30, 2022, the Fund's derivative contract PIPE position is reflected as a Derivative Contract — PIPE in the Consolidated Portfolio of Investments.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following tables set forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$4	(a)

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

	Liability Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
PIPE	Unrealized Depreciation on Derivative Contract — PIPE	Equity Risk	$(5)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following tables set forth by primary risk exposure the Fund's realized gains (losses) and change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Realized Gain (Loss)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(31	)(b)

(b) Amounts are included in Realized Loss on Investments Sold in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$14	(c)
Equity Risk	Derivative Contract — PIPE	(5)
Total		$9

(c) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets (000)		Liabilities (000)
Purchased Options	$4	(a)(d)	$—
Derivative Contract — PIPE	—		(5	)(e)
Total	$4		$(5)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

(e) Assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)		Financial Instrument (000)	Collateral Received (000)	Net Amount (not less than $0) (000)
Goldman Sachs International	$4		$—	$—	$4
JP Morgan Chase Bank NA	—	@	—	—	—	@
Total	$4		$—	$—	$4

@ Value is less than $500.

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	13,141,000
Derivative Contract — PIPE:
Average monthly notional amount	$39,000

5.  Restricted Securities: The Fund invests in unregistered or otherwise restricted securities. The term "restricted securities" refers to securities that are unregistered or are held by control persons of the issuer and securities that are subject to contractual restrictions on their resale. As a result, restricted securities may be more difficult to value and the Fund may have difficulty disposing of such assets either in a timely manner or for a reasonable price. In order to dispose of an unregistered security, the Fund, where it has contractual rights to do so, may have to cause such security to be registered. A considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund can sell it. Contractual restrictions on the resale of securities vary in length and scope and are generally the result of a negotiation between the issuer and the acquirer of the securities. The Fund would, in either case, bear market risks during that period. Restricted securities are identified in the Consolidated Portfolio of Investments.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.80%	0.75%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.00% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.05% for Class I shares, 1.40% for Class A shares, 2.15% for Class C shares and 1.00% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $66,000 of advisory fees were waived and approximately $100,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $5,218,000 and $7,779,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by less than $500 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$2,042	$5,422	$7,260	$1
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$204

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

During the six months ended June 30, 2022, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other

Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$2,976	$1,893	$442	$232

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, due to a nondeductible offering costs related to the Subsidiary, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)		Paid-in- Capital (000)
$—	@	$	(—	@)

@ Amount is less than $500.

At December 31, 2021, the components of distributable earnings for the Fund on a tax basis were as follows:

Undistributed Ordinary Income (000)	Undistributed Long-Term Capital Gain (000)
$10	$—

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2021, the Fund intends to

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

defer to January 1, 2022 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post October Capital Losses (000)
$—	$121

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 29.7%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

Special Purpose Acquisition Companies: The Fund may invest in stock, warrants, and other securities of SPACs or similar special purpose entities. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering ("IPO") for the purpose of acquiring the equity securities of one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions. The Fund may acquire an interest in a SPAC in an IPO or a secondary market transaction.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may negatively affect the Fund's performance. Because SPACs and similar entities are in essence blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity's management to identify and complete a profitable acquisition. There is no guarantee that the SPACs in which the Fund invests will complete an

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

acquisition or that any acquisitions that are completed will be profitable. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target transaction; an attractive transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may dissolve and be required to return any remaining monies to shareholders, causing the Fund to incur the opportunity cost of missed investment opportunities the Fund otherwise could have benefited from; a transaction once identified or effected may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC. In addition, a SPAC target company may have limited operating experience, a smaller size, limited product lines, markets, distribution channels and financial and managerial resources. Investing in the securities of smaller companies involves greater risk, and portfolio price volatility.

Private Investment in Public Equity: The Fund may acquire equity securities of an issuer that are issued through a PIPE transaction, including on a when-issued basis. The Fund will generally earmark an amount of cash or high quality securities equal (on a daily mark to market basis) to the amount of its commitment to purchase the when-issued securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the company's securities. There is a risk that if the market price of the securities drops below a set threshold, the company may have to issue additional stock at a significantly reduced price, which may dilute the value of the Fund's investment. Shares in PIPEs generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPEs are restricted as to resale and the Fund cannot freely trade the securities. Generally, such restrictions cause the PIPEs to be illiquid during this time. PIPEs may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group average for the one-year period but better than its peer group average for the three-year period and the period since the end of June 2018, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee was higher than its peer group average, actual management fee was lower than its peer group average, and total expense ratio was higher than but close to its peer group average. After discussion, the Board concluded that the Fund's performance, management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

28

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

29

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

30

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice   April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

31

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

32

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)   April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

33

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

34

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIGCPTSAN
4878962 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Developing Opportunity Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Consolidated Expense Example	3
Consolidated Portfolio of Investments	4
Consolidated Statement of Assets and Liabilities	6
Consolidated Statement of Operations	7
Consolidated Statements of Changes in Net Assets	8
Consolidated Financial Highlights	9
Notes to Consolidated Financial Statements	13
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
U.S. Customer Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Developing Opportunity Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Expense Example

Developing Opportunity Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Developing Opportunity Portfolio Class I	$1,000.00	$676.00	$1,019.09	$4.78	$5.76	1.15%
Developing Opportunity Portfolio Class A	1,000.00	674.30	1,017.41	6.19	7.45	1.49
Developing Opportunity Portfolio Class C	1,000.00	671.90	1,013.79	9.20	11.08	2.22
Developing Opportunity Portfolio Class R6(1)	1,000.00	676.30	1,019.39	4.53	5.46	1.09

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments

Developing Opportunity Portfolio

	Shares	Value (000)
Common Stocks (94.7%)
Argentina (4.3%)
Globant SA (a)	22,939	$3,991
Brazil (4.8%)
B3 SA — Brasil Bolsa Balcao	668,674	1,400
Magazine Luiza SA	2,553,144	1,142
NU Holdings Ltd., Class A (a)	523,153	1,957
		4,499
China (37.5%)
360 DigiTech, Inc.	84,348	1,459
China East Education Holdings Ltd. (b)	663,000	352
China Resources Beer Holdings Co., Ltd. (b)	226,000	1,689
China Resources Mixc Lifestyle Services Ltd. (b)	203,600	1,012
Foshan Haitian Flavouring & Food Co., Ltd., Class A	220,039	2,978
Haidilao International Holding Ltd. (a)(b)	1,245,000	2,915
HUYA, Inc. ADR (a)	196,868	764
KE Holdings, Inc. ADR (a)	203,574	3,654
Kuaishou Technology (a)(b)	290,200	3,262
Kweichow Moutai Co., Ltd., Class A	11,389	3,483
Meituan, Class B (a)(b)	223,800	5,585
Shenzhou International Group Holdings Ltd. (b)	128,500	1,569
Tencent Holdings Ltd. (b)	52,100	2,358
Trip.com Group Ltd. ADR (a)	127,217	3,492
Yihai International Holding Ltd. (b)	130,000	469
		35,041
India (20.6%)
HDFC Bank Ltd.	415,988	7,126
ICICI Bank Ltd. ADR	377,188	6,691
IndusInd Bank Ltd.	315,493	3,192
Shree Cement Ltd.	6,971	1,684
Zomato Ltd. (a)	749,095	514
		19,207
Indonesia (2.1%)
Avia Avian Tbk PT	35,138,500	1,923
Korea, Republic of (6.0%)
KakaoBank Corp. (a)	91,207	2,131
NAVER Corp.	18,591	3,468
		5,599
Mexico (1.4%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	65,550	1,288
Singapore (3.7%)
Grab Holdings Ltd., Class A (a)	843,417	2,134
Sea Ltd. ADR (a)	20,587	1,376
		3,510
Taiwan (5.9%)
Nien Made Enterprise Co., Ltd.	80,000	790
Silergy Corp.	19,000	1,536
Taiwan Semiconductor Manufacturing Co., Ltd.	199,000	3,189
		5,515
	Shares	Value (000)
United States (8.4%)
Coupang, Inc. (a)	293,368	$3,740
MercadoLibre, Inc. (a)	6,430	4,095
		7,835
Total Common Stocks (Cost $108,485)		88,408
Investment Company (0.8%)
United States (0.8%)
Grayscale Bitcoin Trust (a) (Cost $2,794)	60,795	733
Short-Term Investment (2.9%)
Investment Company (2.9%)
Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio — Institutional Class (See Note G) (Cost $2,738)	2,737,517	2,738
Total Investments Excluding Purchased Options (98.4%) (Cost $114,017)		91,879
Total Purchased Options Outstanding (0.0%) (c) (Cost $871)		2
Total Investments (98.4%) (Cost $114,888) (d)(e)(f)		91,881
Other Assets in Excess of Liabilities (1.6%)		1,524
Net Assets (100.0%)		$93,405

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  Amount is less than 0.05%.

(d)  Securities are available for collateral in connection with purchased options.

(e)  The approximate fair value and percentage of net assets, $51,225,000 and 54.8%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Consolidated Financial Statements.

(f)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $9,565,000 and the aggregate gross unrealized depreciation is approximately $32,572,000, resulting in net unrealized depreciation of approximately $23,007,000.

ADR  American Depositary Receipt.

The accompanying notes are an integral part of the consolidated financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Consolidated Portfolio of Investments (cont'd)

Developing Opportunity Portfolio

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2022:

Counterparty	Description	Strike Price		Expiration Date	Number of Contracts	Notional Amount (000)	Value (000)		Premiums Paid (000)	Unrealized Depreciation (000)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.31	Aug-22	86,331,707	86,332	$2		$586	$(584)
JP Morgan Chase Bank NA	USD/CNH	CNH	7.38	Jul-22	53,625,517	53,626	—	@	285	(285)
							$2		$871	$(869)

@  Amount less than $500.

CNH  —  Chinese Yuan Renminbi Offshore

USD  —  United States Dollar

Portfolio Composition

Classification	Percentage of Total Investments
Other*	29.1%
Banks	23.0
Internet & Direct Marketing Retail	15.2
Interactive Media & Services	9.9
Hotels, Restaurants & Leisure	7.0
Beverages	5.6
Semiconductors & Semiconductor Equipment	5.1
Real Estate Management & Development	5.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the consolidated financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Developing Opportunity Portfolio

Consolidated Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $112,150)	$89,143
Investment in Security of Affiliated Issuer, at Value (Cost $2,738)	2,738
Total Investments in Securities, at Value (Cost $114,888)	91,881
Foreign Currency, at Value (Cost $177)	175
Cash	800
Due from Broker	490
Receivable for Fund Shares Sold	369
Dividends Receivable	142
Receivable from Affiliate	1
Other Assets	71
Total Assets	93,929
Liabilities:
Payable for Investments Purchased	182
Payable for Advisory Fees	136
Payable for Sub Transfer Agency Fees — Class I	63
Payable for Sub Transfer Agency Fees — Class A	3
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Fund Shares Redeemed	65
Payable for Custodian Fees	21
Payable for Professional Fees	19
Payable for Administration Fees	6
Payable for Shareholder Services Fees — Class A	1
Payable for Distribution and Shareholder Services Fees — Class C	4
Payable for Transfer Agency Fees — Class I	1
Payable for Transfer Agency Fees — Class A	—	@
Payable for Transfer Agency Fees — Class C	—	@
Payable for Transfer Agency Fees — Class R6*	—	@
Other Liabilities	22
Total Liabilities	524
Net Assets	$93,405
Net Assets Consist of:
Paid-in-Capital	$182,743
Total Accumulated Loss	(89,338)
Net Assets	$93,405
CLASS I:
Net Assets	$82,742
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	10,386,993
Net Asset Value, Offering and Redemption Price Per Share	$7.97
CLASS A:
Net Assets	$6,116
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	773,344
Net Asset Value, Redemption Price Per Share	$7.91
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.44
Maximum Offering Price Per Share	$8.35
CLASS C:
Net Assets	$4,539
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	584,652
Net Asset Value, Offering and Redemption Price Per Share	$7.76
CLASS R6:*
Net Assets	$8
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,000
Net Asset Value, Offering and Redemption Price Per Share	$7.98

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the consolidated financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Developing Opportunity Portfolio

Consolidated Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $55 of Foreign Taxes Withheld)	$627
Dividends from Security of Affiliated Issuer (Note G)	2
Total Investment Income	629
Expenses:
Advisory Fees (Note B)	691
Sub Transfer Agency Fees — Class I	108
Sub Transfer Agency Fees — Class A	5
Sub Transfer Agency Fees — Class C	2
Professional Fees	73
Custodian Fees (Note F)	70
Administration Fees (Note C)	61
Shareholder Services Fees — Class A (Note D)	11
Distribution and Shareholder Services Fees — Class C (Note D)	26
Registration Fees	33
Shareholder Reporting Fees	14
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	1
Directors' Fees and Expenses	3
Pricing Fees	1
Interest Expenses	5
Other Expenses	12
Total Expenses	1,120
Waiver of Advisory Fees (Note B)	(113)
Reimbursement of Class Specific Expenses — Class I (Note B)	(75)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(1)
Rebate from Morgan Stanley Affiliate (Note G)	(2)
Net Expenses	929
Net Investment Loss	(300)
Realized Loss:
Investments Sold (Net of $174 of Capital Gain Country Tax)	(29,357)
Foreign Currency Translation	(60)
Net Realized Loss	(29,417)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $137)	(34,768)
Foreign Currency Translation	(4)
Net Change in Unrealized Appreciation (Depreciation)	(34,772)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(64,189)
Net Decrease in Net Assets Resulting from Operations	$(64,489)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the consolidated financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Developing Opportunity Portfolio

Consolidated Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(300)	$(2,324)
Net Realized Loss	(29,417)	(35,806)
Net Change in Unrealized Appreciation (Depreciation)	(34,772)	(28,196)
Net Decrease in Net Assets Resulting from Operations	(64,489)	(66,326)
Capital Share Transactions:(1)
Class I:
Subscribed	41,480	144,045
Redeemed	(97,545)	(122,034)
Class A:
Subscribed	1,434	17,282
Redeemed	(3,608)	(12,583)
Class C:
Subscribed	831	6,936
Redeemed	(1,036)	(3,551)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(58,444)	30,095
Redemption Fees	6	11
Total Decrease in Net Assets	(122,927)	(36,220)
Net Assets:
Beginning of Period	216,332	252,552
End of Period	$93,405	$216,332
(1) Capital Share Transactions:
Class I:
Shares Subscribed	4,141	10,000
Shares Redeemed	(10,499)	(9,457)
Net Increase (Decrease) in Class I Shares Outstanding	(6,358)	543
Class A:
Shares Subscribed	141	1,189
Shares Redeemed	(389)	(978)
Net Increase (Decrease) in Class A Shares Outstanding	(248)	211
Class C:
Shares Subscribed	98	456
Shares Redeemed	(112)	(268)
Net Increase (Decrease) in Class C Shares Outstanding	(14)	188

The accompanying notes are an integral part of the consolidated financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class I
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021		Period from February 14, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$11.79		$14.50		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.02)		(0.10)		(0.10)
Net Realized and Unrealized Gain (Loss)	(3.80)		(2.61)		4.60
Total from Investment Operations	(3.82)		(2.71)		4.50
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$7.97		$11.79		$14.50
Total Return(5)	(32.40	)%(8)	(18.69)%		45.00	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$82,742		$197,435		$234,923
Ratio of Expenses Before Expense Limitation	1.40	%(9)	1.23%		1.41	%(9)
Ratio of Expenses After Expense Limitation	1.15	%(6)(9)	1.15	%(6)	1.14	%(6)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.15	%(6)(9)	N/A		N/A
Ratio of Net Investment Loss	(0.34	)%(6)(9)	(0.73	)%(6)	(0.87	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01	%(9)
Portfolio Turnover Rate	20	%(8)	64%		18	%(8)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class A
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021		Period from February 14, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$11.73		$14.47		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.03)		(0.14)		(0.13)
Net Realized and Unrealized Gain (Loss)	(3.79)		(2.60)		4.60
Total from Investment Operations	(3.82)		(2.74)		4.47
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$7.91		$11.73		$14.47
Total Return(5)	(32.57	)%(8)	(18.94)%		44.70	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$6,116		$11,974		$11,721
Ratio of Expenses Before Expense Limitation	1.65	%(9)	1.48%		1.72	%(9)
Ratio of Expenses After Expense Limitation	1.49	%(6)(9)	1.46	%(6)	1.44	%(6)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.49	%(6)(9)	N/A		N/A
Ratio of Net Investment Loss	(0.64	)%(6)(9)	(1.03	)%(6)	(1.17	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01	%(9)
Portfolio Turnover Rate	20	%(8)	64%		18	%(8)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class C
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021		Period from February 14, 2020(1) to December 31, 2020(2)
Net Asset Value, Beginning of Period	$11.55		$14.36		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(3)	(0.06)		(0.24)		(0.22)
Net Realized and Unrealized Gain (Loss)	(3.73)		(2.57)		4.58
Total from Investment Operations	(3.79)		(2.81)		4.36
Redemption Fees	0.00	(4)	0.00	(4)	0.00	(4)
Net Asset Value, End of Period	$7.76		$11.55		$14.36
Total Return(5)	(32.81	)%(8)	(19.57)%		43.60	%(8)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,539		$6,911		$5,893
Ratio of Expenses Before Expense Limitation	2.40	%(9)	2.21%		2.53	%(9)
Ratio of Expenses After Expense Limitation	2.22	%(6)(9)	2.19	%(6)	2.24	%(6)(9)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	2.22	%(6)(9)	N/A		N/A
Ratio of Net Investment Loss	(1.32	)%(6)(9)	(1.78	)%(6)	(1.97	)%(6)(9)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(7)(9)	0.00	%(7)	0.01	%(9)
Portfolio Turnover Rate	20	%(8)	64%		18	%(8)

(1)  Commencement of Operations.

(2)  Not consolidated.

(3)  Per share amount is based on average shares outstanding.

(4)  Amount is less than $0.005 per share.

(5)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(6)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(7)  Amount is less than 0.005%.

(8)  Not annualized.

(9)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Consolidated Financial Highlights

Developing Opportunity Portfolio

	Class R6(1)
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Year Ended December 31, 2021		Period from February 14, 2020(2) to December 31, 2020(3)
Net Asset Value, Beginning of Period	$11.80		$14.51		$10.00
Income (Loss) from Investment Operations:
Net Investment Loss(4)	(0.01)		(0.10)		(0.07)
Net Realized and Unrealized Gain (Loss)	(3.81)		(2.61)		4.58
Total from Investment Operations	(3.82)		(2.71)		4.51
Redemption Fees	0.00	(5)	0.00	(5)	0.00	(5)
Net Asset Value, End of Period	$7.98		$11.80		$14.51
Total Return(6)	(32.37	)%(9)	(18.68)%		45.10	%(9)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$8		$12		$15
Ratio of Expenses Before Expense Limitation	20.75	%(10)	17.42%		17.67	%(10)
Ratio of Expenses After Expense Limitation	1.09	%(7)(10)	1.10	%(7)	1.09	%(7)(10)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	1.09	%(7)(10)	N/A		N/A
Ratio of Net Investment Loss	(0.19	)%(7)(10)	(0.69	)%(7)	(0.67	)%(7)(10)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(8)(10)	0.00	%(8)	0.01	%(10)
Portfolio Turnover Rate	20	%(9)	64%		18	%(9)

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Commencement of Operations.

(3)  Not consolidated.

(4)  Per share amount is based on average shares outstanding.

(5)  Amount is less than $0.005 per share.

(6)  Calculated based on the net asset value as of the last business day of the period.

(7)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(8)  Amount is less than 0.005%.

(9)  Not annualized.

(10)  Annualized.

The accompanying notes are an integral part of the consolidated financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying consolidated financial statements relate to the Developing Opportunity Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers four classes of shares — Class I, Class A, Class C and Class R6. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its consolidated financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results may differ from those estimates.

The Fund may, consistent with its principal investment strategies, invest up to 25% of its total assets in a wholly-owned subsidiary of the Fund organized as a company under the laws of the Cayman Islands, Developing Opportunity Cayman Portfolio, Ltd. (the "Subsidiary"). The Subsidiary may invest in bitcoin indirectly through cash settled futures or indirectly through investments in Grayscale Bitcoin Trust (BTC) ("GBTC"), a privately offered investment vehicle that invests in bitcoin. The Fund is the sole shareholder of the Subsidiary, and it is not currently expected that shares of the Subsidiary will be sold or offered to other investors. The consolidated portfolio of investments and consolidated financial statements include the positions and accounts of the Fund and the Subsidiary. All intercompany accounts and transactions of the Fund and the Subsidiary have been eliminated in consolidation and all accounting policies of the Subsidiary are consistent with those of the Fund. As of June 30, 2022, the Subsidiary represented approximately $926,000 or approximately 0.99% of the total net assets of the Fund.

Investments in the Subsidiary are expected to provide the Fund with exposure to bitcoin within the limitations of Subchapter M of the Code and recent Internal Revenue Service ("IRS") revenue rulings, which require that a mutual fund receive no more than ten percent of its gross income from such investments in order to receive favorable tax treatment as a regulated investment company ("RIC"). Tax treatment of the income received from the Subsidiary may potentially be affected by changes in legislation, regulations or other legally binding authority, which could affect the character, timing and amount of the Fund's taxable income and distributions. If such changes occur, the Fund may need to significantly change its investment strategy and recognize unrealized gains in order to remain qualified for taxation as a RIC, which could adversely affect the Fund.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) listed options are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sales price is unavailable, the listed option should be fair valued at the

13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

mean between its latest bid and ask prices. Unlisted options are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; (4) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (5) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (6) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (7) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various

14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Banks	$8,648	$12,449	$—	$21,097
Beverages	—	5,172	—	5,172
Capital Markets	1,400	—	—	1,400
Chemicals	—	1,923	—	1,923
Construction Materials	—	1,684	—	1,684
Consumer Finance	1,459	—	—	1,459
Diversified Consumer Services	—	352	—	352
Entertainment	2,140	—	—	2,140
Food Products	—	3,447	—	3,447
Hotels, Restaurants & Leisure	3,492	2,915	—	6,407
Household Durables	—	790	—	790
Information Technology Services	3,991	—	—	3,991
Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Interactive Media & Services	$—	$9,088	$—	$9,088
Internet & Direct Marketing Retail	7,835	6,099	—	13,934
Multi-Line Retail	1,142	—	—	1,142
Real Estate Management & Development	3,654	1,012	—	4,666
Road & Rail	2,134	—	—	2,134
Semiconductors & Semiconductor Equipment	—	4,725	—	4,725
Textiles, Apparel & Luxury Goods	—	1,569	—	1,569
Transportation Infrastructure	1,288	—	—	1,288
Total Common Stocks	37,183	51,225	—	88,408
Investment Company	733	—	—	733
Call Options Purchased	—	2	—	2
Short-Term Investment
Investment Company	2,738	—	—	2,738
Total Assets	$40,654	$51,227	$—	$91,881

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Consolidated Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Consolidated Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Derivatives: The Fund may, but is not required to, use derivative instruments for a variety of purposes, including hedging, risk management, portfolio management or to earn income. Derivatives are financial instruments whose value is based, in part, on the value of an underlying asset, interest rate, index or financial instrument. Prevailing interest rates and volatility levels, among other things, also affect the value of derivative instruments. A derivative instrument often has risks similar to its underlying asset and may have additional risks, including imperfect correlation between the value of the derivative and the underlying asset, risks of default by the counterparty to certain transactions, magnification of losses incurred due to changes in the market value of the securities, instruments, indices or interest rates to which the derivative instrument relates, risks that the transactions may not be liquid and risks arising from margin requirements. The use of derivatives involves risks that are different from, and possibly greater than, the risks associated with other portfolio investments. Derivatives may involve the use of highly specialized instruments that require investment techniques and risk analyses different from those associated with other portfolio investments. All of the Fund's holdings, including derivative instruments, are marked-to-market each day with the change in value reflected in unrealized appreciation (depreciation). Upon disposition, a realized gain or loss is recognized.

Certain derivative transactions may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Leverage associated with derivative transactions may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet earmarking or segregation requirements, pursuant to applicable Securities and Exchange Commission ("SEC") rules and regulations, or may cause the Fund to be more volatile than if the Fund had not been leveraged. Although the Adviser seeks to use derivatives to further the Fund's investment objectives, there is no assurance that the use of derivatives will achieve this result.

Following is a description of the derivative instruments and techniques that the Fund used during the period and their associated risks:

Options: With respect to options, the Fund is subject to equity risk, interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objectives. If the Fund buys an option, it buys a legal contract giving it the right to buy or sell a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium paid by the Fund. The Fund may purchase and/or sell put and call options. Purchasing call options tends to increase the Fund's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Fund's exposure to the underlying (or similar) instrument. When entering into purchased option contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the purchased option contracts; however the risk of loss is limited to the premium paid. Purchased options are reported as part of "Total Investments in Securities" in the Consolidated Statement of Assets and Liabilities. Premiums paid for purchasing options which expired are treated as realized losses. If the Fund sells an option, it sells to another party the right to buy from or sell to the Fund a specific amount of the underlying instrument or foreign currency, or futures contract on the underlying instrument or foreign currency, at an agreed-upon price during a period of time or on a specified date typically in exchange for a premium received by the Fund. When options are purchased OTC, the Fund bears the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Options may also be illiquid and the Fund may have difficulty closing out its position. A decision as to whether, when and how to use options involves the exercise of skill and judgment and even a well-conceived option transaction may be unsuccessful because of market behavior or unexpected events. The prices of options can be highly volatile and the use of options can lower total returns.

FASB ASC 815, "Derivatives and Hedging" ("ASC 815"), is intended to improve financial reporting about derivative instruments by requiring enhanced disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund's financial position and results of operations.

The following table sets forth the fair value of the Fund's derivative contracts by primary risk exposure as of June 30, 2022:

	Asset Derivatives Consolidated Statement of Assets and Liabilities Location	Primary Risk Exposure	Value (000)
Purchased Options	Investments, at Value (Purchased Options)	Currency Risk	$2	(a)

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

The following table sets forth by primary risk exposure the Fund's change in unrealized appreciation (depreciation) by type of derivative contract for the six months ended June 30, 2022 in accordance with ASC 815:

Change in Unrealized Appreciation (Depreciation)
Primary Risk Exposure	Derivative Type	Value (000)
Currency Risk	Investments (Purchased Options)	$(174	)(b)

(b) Amounts are included in Change in Unrealized Appreciation (Depreciation) on Investments in the Consolidated Statement of Operations.

At June 30, 2022, the Fund's derivative assets and liabilities are as follows:

Gross Amounts of Assets and Liabilities Presented in the Consolidated Statement of Assets and Liabilities
Derivatives	Assets(c) (000)		Liabilities(c) (000)
Purchased Options	$2	(a)	$—

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(c) Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Consolidated Statement of Assets and Liabilities.

The Fund typically enters into International Swaps and Derivatives Association, Inc. Master Agreements ("ISDA Master Agreements") or similar master agreements (collectively, "Master Agreements") with its contract counterparties for certain OTC derivatives in order to, among other things, reduce its credit risk to counterparties. ISDA Master Agreements include provisions for general obligations, representations, collateral and events of default or termination. Under an ISDA Master Agreement, the Fund typically may offset with the counterparty certain OTC derivative financial instruments' payables and/or receivables with collateral held and/or posted and create one

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

single net payment (close-out netting) in the event of default, termination and/or potential deterioration in the credit quality of the counterparty. Various Master Agreements govern the terms of certain transactions with counterparties, including transactions such as swap, forward, repurchase and reverse repurchase agreements. These Master Agreements typically attempt to reduce the counterparty risk associated with such transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Cross-termination provisions under Master Agreements typically provide that a default in connection with one transaction between the Fund and a counterparty gives the non-defaulting party the right to terminate any other transactions in place with the defaulting party to create one single net payment due to/due from the defaulting party and may be a feature in certain Master Agreements. In the event the Fund exercises its right to terminate a Master Agreement after a counterparty experiences a termination event as defined in the Master Agreement, the return of collateral with market value in excess of the Fund's net liability may be delayed or denied.

The following table presents derivative financial instruments that are subject to enforceable netting arrangements as of June 30, 2022:

Gross Amounts Not Offset in the Consolidated Statement of Assets and Liabilities
Counterparty	Gross Asset Derivatives Presented in the Consolidated Statement of Assets and Liabilities(a) (000)	Financial Instrument (000)	Collateral Received(d) (000)	Net Amount (not less than $0) (000)
JP Morgan Chase Bank NA	$2	$—	$(2)	$0

(a) Amounts are included in Investments in Securities in the Consolidated Statement of Assets and Liabilities.

(d) In some instances, the actual collateral received may be more than the amount shown here due to overcollateralization.

For the six months ended June 30, 2022, the approximate average monthly amount outstanding for each derivative type is as follows:

Purchased Options:
Average monthly notional amount	139,957,000

5.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares and Class R6 shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Consolidated Statements of Changes in Net Assets.

6.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Dividends and Distributions to Shareholders: Dividend and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

8.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.75% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.15% for Class I shares, 1.50% for Class A shares, 2.25% for Class C shares and 1.10% for Class R6 shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $113,000 of advisory fees were waived and approximately $76,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

The Adviser provides investment advisory services to the Subsidiary pursuant to the Subsidiary Investment Management Agreement (the "Agreement"). Under the Agreement, the Subsidiary will pay the Adviser at the end of each fiscal quarter, calculated by applying a quarterly rate, based on the annual rate of 0.05%, to the average daily net assets of the Subsidiary.

The Adviser has agreed to waive its advisory fees by the amount of advisory fees it receives from the Subsidiary.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $30,491,000 and $91,549,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Treasury Securities Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $2,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$5,051	$46,247	$48,560	$2
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$2,738

During the six months ended June 30, 2022, the Fund incurred less than $500 in brokerage commissions with Morgan Stanley & Co. LLC, an affiliate of the Adviser/Administrator, Sub-Adviser and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the consolidated financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for consolidated financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Consolidated Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Each of the tax years in the two-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. There were no distributions paid during fiscal years 2021 and 2020.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Accumulated Loss (000)	Paid-in- Capital (000)
$3,024	$(3,024)

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Consolidated Financial Statements (cont'd)

At December 31, 2021, the Fund had no distributable earnings on a tax basis.

At December 31, 2021, the Fund had available for federal income tax purposes unused short-term and long-term capital losses of approximately $29,534,000 and $1,121,000, respectively, that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 74.5%.

K. Market Risk and Risks Relating to Certain Financial Instruments:

Bitcoin: The Fund may have exposure to bitcoin indirectly through investments in GBTC, a privately offered investment vehicle that invests in bitcoin. Cryptocurrencies (also referred to as "virtual currencies" and "digital currencies") are digital assets designed to act as a medium of exchange. Although cryptocurrency is an emerging asset class, there are thousands of cryptocurrencies, the most well-known of which is bitcoin. Cryptocurrency facilitates decentralized, peer-to-peer financial exchange and value storage that is used like money, without the oversight of a central authority or banks. The value of cryptocurrency is not backed by any government, corporation, or other identified body. Similar to fiat currencies (i.e., a currency that is backed by a central bank or a national, supra-national or quasi-national organization), cryptocurrencies are susceptible to theft, loss and destruction. For example, the bitcoin held by GBTC (and the Fund's indirect exposure to such bitcoin) is also susceptible to these risks. The value of the GBTC investments in cryptocurrency is subject to fluctuations in the value of the cryptocurrency, which have been and may in the future be highly volatile. The value of cryptocurrencies is determined by the supply and demand for cryptocurrency in the global market for the trading of cryptocurrency, which consists primarily of transactions on electronic exchanges. The price of bitcoin could drop precipitously (including to zero) for a variety of reasons, including, but not limited to, regulatory changes, a crisis of confidence, flaw or operational issue in the bitcoin network or a change in user preference to competing cryptocurrencies. The GBTC exposure to cryptocurrency could result in substantial losses to the Fund.

Market: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was below its peer group averages for the one-year period and the period since the middle of February 2020, the month of the Fund's inception. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. The Board noted that the management fee and total expense ratio were higher than but close to the Fund's peer group averages. After discussion, the Board concluded that the Fund's (i) performance was acceptable and (ii) management fee and total expense ratio were competitive with its peer group averages.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other Important Information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIDOSAN
4877706 EXP 08.31.23

Morgan Stanley Institutional Fund, Inc.

Emerging Markets Leaders Portfolio

Semi-Annual Report

June 30, 2022

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter	2
Expense Example	3
Portfolio of Investments	4
Statement of Assets and Liabilities	5
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	10
Notes to Financial Statements	15
Investment Advisory Agreement Approval	22
Liquidity Risk Management Program	24
U.S. Customer Privacy Notice	25
Director and Officer Information	28

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable Fund of Morgan Stanley Institutional Fund, Inc. To receive a prospectus and/or statement of additional information ("SAI"), which contains more complete information such as investment objectives, charges, expenses, policies for voting proxies, risk considerations and describes in detail each of the Fund's investment policies to the prospective investor, please call toll free 1 (800) 548-7786. Please read the prospectuses carefully before you invest or send money.

Additionally, you can access information about the Fund, including performance, characteristics and investment team commentary, through Morgan Stanley Investment Management's website: www.morganstanley.com/im/shareholderreports.

There is no assurance that a fund will achieve its investment objective. Funds are subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

1

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Shareholders' Letter

Dear Shareholders,

We are pleased to provide this Semi-Annual Report, in which you will learn how your investment in Emerging Markets Leaders Portfolio (the "Fund") performed during the latest six-month period.

Morgan Stanley Investment Management is a client-centric, investor-led organization. Our global presence, intellectual capital, and breadth of products and services enable us to partner with investors to meet the evolving challenges of today's financial markets. We aim to deliver superior investment service and to empower our clients to make the informed decisions that help them reach their investment goals.

As always, we thank you for selecting Morgan Stanley Investment Management, and look forward to working with you in the months and years ahead.

Sincerely,

John H. Gernon
President and Principal Executive Officer

July 2022

2

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Expense Example

Emerging Markets Leaders Portfolio

As a shareholder of the Fund, you incur two types of costs: (1) transactional costs, including redemption fees; and (2) ongoing costs, which may include advisory fees, administration fees, distribution and shareholder services fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period ended June 30, 2022 and held for the entire six-month period.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the information for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/22	Actual Ending Account Value 6/30/22	Hypothetical Ending Account Value	Actual Expenses Paid During Period*	Hypothetical Expenses Paid During Period*	Net Expense Ratio During Period**
Emerging Markets Leaders Portfolio Class I	$1,000.00	$684.40	$1,018.94	$4.93	$5.91	1.18%
Emerging Markets Leaders Portfolio Class A	1,000.00	683.00	1,017.36	6.26	7.50	1.50
Emerging Markets Leaders Portfolio Class C	1,000.00	680.40	1,013.74	9.29	11.13	2.23
Emerging Markets Leaders Portfolio Class R6(1)	1,000.00	684.50	1,019.34	4.59	5.51	1.10
Emerging Markets Leaders Portfolio Class IR	1,000.00	684.50	1,019.34	4.59	5.51	1.10

*  Expenses are calculated using each Fund Class' annualized net expense ratio (as disclosed), multiplied by the average account value over the period and multiplied by 181/365 (to reflect the most recent one-half year period).

**  Annualized.

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

3

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Portfolio of Investments

Emerging Markets Leaders Portfolio

	Shares	Value (000)
Common Stocks (92.6%)
Argentina (4.2%)
Globant SA (a)	73,704	$12,825
Brazil (0.9%)
Pagseguro Digital Ltd., Class A (a)	275,047	2,816
China (26.4%)
BYD Co., Ltd. H Shares (b)	177,000	7,135
Contemporary Amperex Technology Co. Ltd.	21,500	1,722
Kingdee International Software Group Co., Ltd. (a)(b)	4,850,000	11,427
Li Ning Co., Ltd. (b)	2,769,500	25,787
Proya Cosmetics Co. Ltd., Class A	570,428	14,080
Shenzhou International Group Holdings Ltd. (b)	688,800	8,407
Wuliangye Yibin Co., Ltd., Class A	395,189	11,948
		80,506
Germany (3.4%)
Delivery Hero SE (a)	274,931	10,372
India (27.1%)
Aarti Industries Ltd.	1,537,300	13,654
AU Small Finance Bank Ltd. (a)	1,734,482	13,053
Avenue Supermarts Ltd. (a)	3,321	144
Bajaj Finance Ltd.	274,559	18,892
Dixon Technologies India Ltd.	146,390	6,654
ICICI Bank Ltd.	1,460,346	13,120
IIFL Wealth Management Ltd.	341,710	6,428
KEI Industries Ltd.	238,585	3,499
SBI Cards & Payment Services Ltd.	162,389	1,584
SRF Ltd.	191,358	5,480
		82,508
Netherlands (0.5%)
ASM International NV	6,363	1,583
Singapore (3.5%)
Sea Ltd. ADR (a)	105,159	7,031
TDCX, Inc. ADR (a)	392,451	3,630
		10,661
Taiwan (16.1%)
Chailease Holding Co., Ltd.	1,153,900	8,096
Silergy Corp.	122,000	9,865
Taiwan Semiconductor Manufacturing Co., Ltd.	1,087,000	17,421
Voltronic Power Technology Corp.	278,334	13,502
		48,884
United States (10.5%)
MercadoLibre, Inc. (a)	24,330	15,495
NIKE, Inc., Class B	88,540	9,049
NVIDIA Corp.	4,754	721
Thoughtworks Holding, Inc. (a)	480,941	6,786
		32,051
Total Common Stocks (Cost $343,920)		282,206
	Shares	Value (000)
Short-Term Investment (7.3%)
Investment Company (7.3%)
Morgan Stanley Institutional Liquidity Funds — Government Portfolio — Institutional Class (See Note G) (Cost $22,367)	22,367,161	$22,367
Total Investments (99.9%) (Cost $366,287) (c)(d)		304,573
Other Assets in Excess of Liabilities (0.1%)		308
Net Assets (100.0%)		$304,881

Country assignments and aggregations are based generally on third party vendor classifications and information, and may be different from the assignments and aggregations under the policies set forth in the Fund's prospectus and/or statement of additional information relating to geographic classifications.

(a)  Non-income producing security.

(b)  Security trades on the Hong Kong exchange.

(c)  The approximate fair value and percentage of net assets, $223,853,000 and 73.4%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in Note A-1 within the Notes to the Financial Statements.

(d)  At June 30, 2022, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is approximately $16,798,000 and the aggregate gross unrealized depreciation is approximately $78,512,000, resulting in net unrealized depreciation of approximately $61,714,000.

ADR  American Depositary Receipt.

Portfolio Composition

Classification	Percentage of Total Investments
Other*	24.0%
Textiles, Apparel & Luxury Goods	14.2
Semiconductors & Semiconductor Equipment	9.7
Banks	8.6
Information Technology Services	8.6
Internet & Direct Marketing Retail	8.5
Short-Term Investments	7.3
Consumer Finance	6.7
Chemicals	6.3
Electrical Equipment	6.1
Total Investments	100.0%

*  Industries and/or investment types representing less than 5% of total investments.

The accompanying notes are an integral part of the financial statements.
4

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities	June 30, 2022 (000)
Assets:
Investments in Securities of Unaffiliated Issuers, at Value (Cost $343,920)	$282,206
Investment in Security of Affiliated Issuer, at Value (Cost $22,367)	22,367
Total Investments in Securities, at Value (Cost $366,287)	304,573
Foreign Currency, at Value (Cost $945)	944
Receivable for Fund Shares Sold	733
Dividends Receivable	452
Receivable for Investments Sold	440
Receivable from Affiliate	16
Tax Reclaim Receivable	8
Other Assets	179
Total Assets	307,345
Liabilities:
Payable for Investments Purchased	1,477
Payable for Advisory Fees	631
Payable for Fund Shares Redeemed	255
Payable for Sub Transfer Agency Fees — Class I	19
Payable for Sub Transfer Agency Fees — Class A	4
Payable for Sub Transfer Agency Fees — Class C	1
Payable for Administration Fees	20
Payable for Custodian Fees	16
Deferred Capital Gain Country Tax	14
Payable for Shareholder Services Fees — Class A	3
Payable for Distribution and Shareholder Services Fees — Class C	4
Payable for Professional Fees	7
Payable for Transfer Agency Fees — Class I	—	@
Payable for Transfer Agency Fees — Class A	1
Payable for Transfer Agency Fees — Class C	1
Payable for Transfer Agency Fees — Class R6*	1
Payable for Transfer Agency Fees — Class IR	1
Payable to the Advisor	2
Other Liabilities	7
Total Liabilities	2,464
Net Assets	$304,881
Net Assets Consist of:
Paid-in-Capital	$409,272
Total Accumulated Loss	(104,391)
Net Assets	$304,881

The accompanying notes are an integral part of the financial statements.
5

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Assets and Liabilities (cont'd)	June 30, 2022 (000)
CLASS I:
Net Assets	$274,886
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	20,322,213
Net Asset Value, Offering and Redemption Price Per Share	$13.53
CLASS A:
Net Assets	$15,694
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	1,186,349
Net Asset Value, Redemption Price Per Share	$13.23
Maximum Sales Load	5.25%
Maximum Sales Charge	$0.73
Maximum Offering Price Per Share	$13.96
CLASS C:
Net Assets	$4,683
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	372,142
Net Asset Value, Offering and Redemption Price Per Share	$12.58
CLASS R6:*
Net Assets	$9,611
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	708,604
Net Asset Value, Offering and Redemption Price Per Share	$13.56
CLASS IR:
Net Assets	$7
Shares Outstanding $0.001 par value shares of beneficial interest (unlimited shares authorized) (not in 000's)	517
Net Asset Value, Offering and Redemption Price Per Share	$13.56

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

@  Amount is less than $500.

The accompanying notes are an integral part of the financial statements.
6

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Emerging Markets Leaders Portfolio

Statement of Operations	Six Months Ended June 30, 2022 (000)
Investment Income:
Dividends from Securities of Unaffiliated Issuers (Net of $113 of Foreign Taxes Withheld)	$1,203
Dividends from Security of Affiliated Issuer (Note G)	31
Total Investment Income	1,234
Expenses:
Advisory Fees (Note B)	1,600
Administration Fees (Note C)	142
Sub Transfer Agency Fees — Class I	127
Sub Transfer Agency Fees — Class A	12
Sub Transfer Agency Fees — Class C	3
Custodian Fees (Note F)	93
Professional Fees	83
Registration Fees	81
Shareholder Services Fees — Class A (Note D)	24
Distribution and Shareholder Services Fees — Class C (Note D)	31
Shareholder Reporting Fees	22
Transfer Agency Fees — Class I (Note E)	2
Transfer Agency Fees — Class A (Note E)	1
Transfer Agency Fees — Class C (Note E)	1
Transfer Agency Fees — Class R6* (Note E)	2
Transfer Agency Fees — Class IR (Note E)	1
Directors' Fees and Expenses	4
Pricing Fees	1
Other Expenses	8
Total Expenses	2,238
Waiver of Advisory Fees (Note B)	(78)
Rebate from Morgan Stanley Affiliate (Note G)	(7)
Reimbursement of Class Specific Expenses — Class R6* (Note B)	(2)
Reimbursement of Class Specific Expenses — Class IR (Note B)	(1)
Net Expenses	2,150
Net Investment Loss	(916)
Realized Loss:
Investments Sold (Net of $1,362 of Capital Gain Country Tax)	(23,504)
Foreign Currency Translation	(146)
Net Realized Loss	(23,650)
Change in Unrealized Appreciation (Depreciation):
Investments (Net of Decrease in Deferred Capital Gain Country Tax of $2,773)	(115,480)
Foreign Currency Translation	(5)
Net Change in Unrealized Appreciation (Depreciation)	(115,485)
Net Realized Loss and Change in Unrealized Appreciation (Depreciation)	(139,135)
Net Decrease in Net Assets Resulting from Operations	$(140,051)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

The accompanying notes are an integral part of the financial statements.
7

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Emerging Markets Leaders Portfolio

Statements of Changes in Net Assets	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
Increase (Decrease) in Net Assets:
Operations:
Net Investment Loss	$(916)	$(2,586)
Net Realized Loss	(23,650)	(17,779)
Net Change in Unrealized Appreciation (Depreciation)	(115,485)	10,560
Net Decrease in Net Assets Resulting from Operations	(140,051)	(9,805)
Dividends and Distributions to Shareholders:
Class I	—	(264)
Class A	—	(22)
Class C	—	(7)
Class R6*	—	(34)
Class IR	—	(—	@)(a)
Total Dividends and Distributions to Shareholders	—	(327)
Capital Share Transactions:(1)
Class I:
Subscribed	191,973	380,088
Distributions Reinvested	—	260
Redeemed	(135,724)	(112,693)
Class A:
Subscribed	5,157	31,404
Distributions Reinvested	—	22
Redeemed	(6,725)	(13,039)
Class C:
Subscribed	670	7,286
Distributions Reinvested	—	7
Redeemed	(1,641)	(2,119)
Class R6:*
Subscribed	52	13,947
Distributions Reinvested	—	34
Redeemed	(22,926)	(14)
Class IR:
Subscribed	—	10
Distributions Reinvested	—	—	@(a)
Net Increase in Net Assets Resulting from Capital Share Transactions	30,836	305,193
Redemption Fees	7	13
Total Increase (Decrease) in Net Assets	(109,208)	295,074
Net Assets:
Beginning of Period	414,089	119,015
End of Period	$304,881	$414,089

The accompanying notes are an integral part of the financial statements.
8

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Emerging Markets Leaders Portfolio

Statements of Changes in Net Assets (cont'd)	Six Months Ended June 30, 2022 (unaudited) (000)	Year Ended December 31, 2021 (000)
(1) Capital Share Transactions:
Class I:
Shares Subscribed	11,841	18,584
Shares Issued on Distributions Reinvested	—	14
Shares Redeemed	(8,673)	(5,584)
Net Increase in Class I Shares Outstanding	3,168	13,014
Class A:
Shares Subscribed	331	1,530
Shares Issued on Distributions Reinvested	—	1
Shares Redeemed	(436)	(654)
Net Increase (Decrease) in Class A Shares Outstanding	(105)	877
Class C:
Shares Subscribed	44	372
Shares Issued on Distributions Reinvested	—	—	@@
Shares Redeemed	(116)	(112)
Net Increase (Decrease) in Class C Shares Outstanding	(72)	260
Class R6:*
Shares Subscribed	4	704
Shares Issued on Distributions Reinvested	—	2
Shares Redeemed	(1,400)	(1)
Net Increase (Decrease) in Class R6 Shares Outstanding	(1,396)	705
Class IR:
Shares Subscribed	—	1	(a)
Shares Issued on Distributions Reinvested	—	—	@@(a)
Net Increase in Class IR Shares Outstanding	—	1	(a)

*  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(a)  For the period April 12, 2021 to December 31, 2021.

@  Amount is less than $500.

@@  Amount is less than 500 shares.

The accompanying notes are an integral part of the financial statements.
9

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Emerging Markets Leaders Portfolio

	Class I
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$19.77		$19.43		$12.70		$10.38		$12.14		$9.73
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.04)		(0.19)		(0.11)		(0.02)		0.03		0.08
Net Realized and Unrealized Gain (Loss)	(6.20)		0.55		7.62		2.78		(1.74)		2.45
Total from Investment Operations	(6.24)		0.36		7.51		2.76		(1.71)		2.53
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.01)		(0.08)
Net Realized Gain	—		(0.02)		(0.78)		(0.44)		(0.04)		(0.04)
Total Distributions	—		(0.02)		(0.78)		(0.44)		(0.05)		(0.12)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$13.53		$19.77		$19.43		$12.70		$10.38		$12.14
Total Return(3)	(31.56	)%(6)	1.84%		59.36%		26.63%		(14.12)%		26.01%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$274,886		$339,152		$80,465		$32,651		$39,206		$73,273
Ratio of Expenses Before Expense Limitation	1.23	%(7)	1.23%		1.47%		1.57%		1.48%		1.43%
Ratio of Expenses After Expense Limitation	1.18	%(4)(7)	1.18	%(4)	1.15	%(4)	1.17	%(4)	1.17	%(4)	1.11	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.18	%(4)	N/A		1.16	%(4)	1.16	%(4)	N/A
Ratio of Net Investment Income (Loss)	(0.47	)%(4)(7)	(0.92	)%(4)	(0.73	)%(4)	(0.14	)%(4)	0.29	%(4)	0.67	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	33	%(6)	27%		57%		58%		47%		79%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.
The accompanying notes are an integral part of the financial statements.
10

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Emerging Markets Leaders Portfolio

	Class A
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$19.37		$19.09		$12.53		$10.29		$12.06		$9.67
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(1)	(0.06)		(0.24)		(0.17)		(0.05)		(0.00	)(2)	0.02
Net Realized and Unrealized Gain (Loss)	(6.08)		0.54		7.51		2.73		(1.73)		2.44
Total from Investment Operations	(6.14)		0.30		7.34		2.68		(1.73)		2.46
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		—		(0.03)
Net Realized Gain	—		(0.02)		(0.78)		(0.44)		(0.04)		(0.04)
Total Distributions	—		(0.02)		(0.78)		(0.44)		(0.04)		(0.07)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$13.23		$19.37		$19.09		$12.53		$10.29		$12.06
Total Return(3)	(31.70	)%(6)	1.56%		58.81%		26.08%		(14.41)%		25.46%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$15,694		$25,015		$7,925		$1,191		$1,024		$1,102
Ratio of Expenses Before Expense Limitation	1.54	%(7)	1.52%		1.82%		2.04%		1.93%		2.01%
Ratio of Expenses After Expense Limitation	1.50	%(4)(7)	1.47	%(4)	1.50	%(4)	1.55	%(4)	1.55	%(4)	1.54	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.47	%(4)	N/A		1.54	%(4)	1.54	%(4)	N/A
Ratio of Net Investment Income (Loss)	(0.83	)%(4)(7)	(1.21	)%(4)	(1.13	)%(4)	(0.45	)%(4)	(0.04	)%(4)	0.18	%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	33	%(6)	27%		57%		58%		47%		79%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
11

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Emerging Markets Leaders Portfolio

	Class C
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$18.49		$18.37		$12.17		$10.08		$11.90		$9.59
Income (Loss) from Investment Operations:
Net Investment Loss(1)	(0.12)		(0.38)		(0.27)		(0.13)		(0.09)		(0.06)
Net Realized and Unrealized Gain (Loss)	(5.79)		0.52		7.25		2.66		(1.69)		2.41
Total from Investment Operations	(5.91)		0.14		6.98		2.53		(1.78)		2.35
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.02)		(0.78)		(0.44)		(0.04)		(0.04)
Redemption Fees	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)
Net Asset Value, End of Period	$12.58		$18.49		$18.37		$12.17		$10.08		$11.90
Total Return(3)	(31.96	)%(6)	0.75%		57.59%		25.14%		(15.02)%		24.53%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$4,683		$8,220		$3,395		$1,007		$780		$926
Ratio of Expenses Before Expense Limitation	2.27	%(7)	2.29%		2.63%		2.82%		2.75%		2.80%
Ratio of Expenses After Expense Limitation	2.23	%(4)(7)	2.24	%(4)	2.29	%(4)	2.30	%(4)	2.30	%(4)	2.29	%(4)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		2.24	%(4)	N/A		2.29	%(4)	2.29	%(4)	N/A
Ratio of Net Investment Loss	(1.58	)%(4)(7)	(1.98	)%(4)	(1.88	)%(4)	(1.18	)%(4)	(0.83	)%(4)	(0.49	)%(4)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(5)(7)	0.00	%(5)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	33	%(6)	27%		57%		58%		47%		79%

(1)  Per share amount is based on average shares outstanding.

(2)  Amount is less than $0.005 per share.

(3)  Calculated based on the net asset value which does not reflect sales charges, if applicable, as of the last business day of the period.

(4)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(5)  Amount is less than 0.005%.

(6)  Not annualized.

(7)  Annualized.

The accompanying notes are an integral part of the financial statements.
12

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Emerging Markets Leaders Portfolio

	Class R6(1)
	Six Months Ended June 30, 2022		Year Ended December 31,
Selected Per Share Data and Ratios	(unaudited)		2021		2020		2019		2018		2017
Net Asset Value, Beginning of Period	$19.81		$19.45		$12.71		$10.38		$12.14		$9.73
Income (Loss) from Investment Operations:
Net Investment Income (Loss)(2)	(0.05)		(0.17)		(0.09)		0.00	(3)	0.04		0.08
Net Realized and Unrealized Gain (Loss)	(6.20)		0.55		7.61		2.77		(1.74)		2.45
Total from Investment Operations	(6.25)		0.38		7.52		2.77		(1.70)		2.53
Distributions from and/or in Excess of:
Net Investment Income	—		—		—		—		(0.02)		(0.08)
Net Realized Gain	—		(0.02)		(0.78)		(0.44)		(0.04)		(0.04)
Total Distributions	—		(0.02)		(0.78)		(0.44)		(0.06)		(0.12)
Redemption Fees	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$13.56		$19.81		$19.45		$12.71		$10.38		$12.14
Total Return(4)	(31.55	)%(7)	1.94%		59.39%		26.73%		(14.03)%		26.02%
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period (Thousands)	$9,611		$41,692		$27,230		$19,838		$12,779		$14,868
Ratio of Expenses Before Expense Limitation	1.16	%(8)	1.16%		1.42%		1.53%		1.44%		1.42%
Ratio of Expenses After Expense Limitation	1.10	%(5)(8)	1.10	%(5)	1.09	%(5)	1.10	%(5)	1.10	%(5)	1.09	%(5)
Ratio of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.10	%(5)	N/A		1.09	%(5)	1.09	%(5)	N/A
Ratio of Net Investment Income (Loss)	(0.63	)%(5)(8)	(0.84	)%(5)	(0.65	)%(5)	0.00	%(5)	0.38	%(5)	0.72	%(5)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)	0.01%		0.01%		0.01%		0.01%
Portfolio Turnover Rate	33	%(7)	27%		57%		58%		47%		79%

(1)  Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Income (Loss) reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
13

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022

Financial Highlights

Emerging Markets Leaders Portfolio

	Class IR
Selected Per Share Data and Ratios	Six Months Ended June 30, 2022 (unaudited)		Period from April 12, 2021(1) to December 31, 2021
Net Asset Value, Beginning of Period	$19.81		$19.37
Income (Loss) from Investment Operations:
Net Investment Loss(2)	(0.03)		(0.12)
Net Realized and Unrealized Gain (Loss)	(6.22)		0.58
Total from Investment Operations	(6.25)		0.46
Distributions from and/or in Excess of:
Net Realized Gain	—		(0.02)
Redemption Fees	0.00	(3)	0.00	(3)
Net Asset Value, End of Period	$13.56		$19.81
Total Return(4)	(31.55	)%(7)	2.36	%(7)
Ratios to Average Net Assets and Supplemental Data:
Net Assets, End of Period, (Thousands)	$7		$10
Ratio of Expenses Before Expense Limitation	14.53	%(8)	14.15	%(8)
Ratio of Expenses After Expense Limitation	1.10	%(5)(8)	1.10	%(5)(8)
Ratios of Expenses After Expense Limitation Excluding Interest Expenses	N/A		1.10	%(5)(8)
Ratio of Net Investment Loss	(0.40	)%(5)(8)	(0.80	)%(5)(8)
Ratio of Rebate from Morgan Stanley Affiliates	0.00	%(6)(8)	0.00	%(6)(8)
Portfolio Turnover Rate	33	%(7)	27%

(1)  Commencement of Offering.

(2)  Per share amount is based on average shares outstanding.

(3)  Amount is less than $0.005 per share.

(4)  Calculated based on the net asset value as of the last business day of the period.

(5)  The Ratio of Expenses After Expense Limitation and Ratio of Net Investment Loss reflect the rebate of certain Fund expenses in connection with the investments in Morgan Stanley affiliates during the period. The effect of the rebate on the ratios is disclosed in the above table as "Ratio of Rebate from Morgan Stanley Affiliates."

(6)  Amount is less than 0.005%.

(7)  Not annualized.

(8)  Annualized.

The accompanying notes are an integral part of the financial statements.
14

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements

Morgan Stanley Institutional Fund, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Company is comprised of thirty-one separate, active, diversified and non-diversified funds (individually referred to as a "Fund," collectively as the "Funds"). The Company applies investment company accounting and reporting guidance.

The accompanying financial statements relate to the Emerging Markets Leaders Portfolio. The Fund seeks long-term capital appreciation.

The Fund offers five classes of shares — Class I, Class A, Class C, Class R6 and Class IR. On April 12, 2021, the Fund commenced offering Class IR shares. Effective April 29, 2022, Class IS shares were renamed Class R6 shares.

A. Significant Accounting Policies: The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). Such policies are consistently followed by the Company in the preparation of its financial statements. GAAP may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1.  Security Valuation: (1) An equity portfolio security listed or traded on an exchange is valued at its latest reported sales price (or at the exchange official closing price if such exchange reports an official closing price), and if there were no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant exchanges. If only bid prices are available then the latest bid price may be used. Listed equity securities not traded on the valuation date with no reported bid and asked prices available on the exchange are valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (2) all other equity portfolio securities for which over-the-counter ("OTC") market quotations are readily available are valued at the latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets. An unlisted equity security that does not trade on the valuation date and for which bid and asked prices from the relevant markets are unavailable is valued at the mean between the current bid and asked prices obtained from one or more reputable brokers or dealers; (3) certain portfolio securities may be valued by an outside pricing service/vendor approved by the Company's Board of Directors (the "Directors"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the "Adviser") or Morgan Stanley Investment Management Company ("MSIM Company") (the "Sub-Adviser"), each a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security's fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (4) when market quotations are not readily available, including circumstances under which the Adviser or the Sub-Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business of the New York Stock Exchange ("NYSE").

15

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Directors or by the Adviser using a pricing service and/or procedures approved by the Directors; (5) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value ("NAV") as of the close of each business day.

The Directors have responsibility for determining in good faith the fair value of the investments, and the Directors may appoint others, such as the Company's Adviser or a valuation committee, to assist the Directors in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Directors. Under procedures approved by the Directors, the Company's Adviser has formed a Valuation Committee whose members are approved by the Directors. The Valuation Committee provides administration and oversight of the Company's valuation policies and procedures, which are reviewed at least annually by the Directors. These procedures allow the Company to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

2.  Fair Value Measurement: Financial Accounting Standards Board ("FASB") Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

•  Level 1 – unadjusted quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs including the Fund's own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Automobiles	$—	$7,135	$—	$7,135
Banks	—	26,173	—	26,173
Beverages	—	11,948	—	11,948
Capital Markets	—	6,428	—	6,428
Chemicals	—	19,134	—	19,134
Consumer Finance	—	20,476	—	20,476
Diversified Financial Services	—	8,096	—	8,096
Electrical Equipment	—	18,723	—	18,723
Entertainment	7,031	—	—	7,031
Food & Staples Retailing	—	144	—	144
Household Durables	—	6,654	—	6,654
Information Technology Services	26,057	—	—	26,057

16

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Common Stocks (cont'd)
Internet & Direct Marketing Retail	$15,495	$10,372	$—	$25,867
Personal Products	—	14,080	—	14,080
Semiconductors & Semiconductor Equipment	721	28,869	—	29,590
Software	—	11,427	—	11,427
Textiles, Apparel & Luxury Goods	9,049	34,194	—	43,243
Total Common Stocks	58,353	223,853	—	282,206
Short-Term Investment
Investment Company	22,367	—	—	22,367
Total Assets	$80,720	$223,853	$—	$304,573

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.

3.  Foreign Currency Translation and Foreign Investments: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars as follows:

–  investments, other assets and liabilities at the prevailing rate of exchange on the valuation date;

–  investment transactions and investment income at the prevailing rates of exchange on the dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities held at period end. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, realized and unrealized foreign currency gains (losses) on investments in securities are included in the reported net realized and unrealized gains (losses) on investment transactions and balances. However, pursuant to U.S. federal income tax regulations, gains and losses from certain foreign currency transactions and the foreign currency portion of gains and losses realized on sales and maturities of foreign denominated debt securities are treated as ordinary income for U.S. federal income tax purposes.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from foreign currency forward exchange contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency transactions for the period is reflected in the Statement of Operations.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, fluctuations of exchange rates in relation to the U.S. dollar, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Governmental approval for foreign investments may be required in advance of making an investment under certain circumstances in some countries, and the extent of foreign investments in domestic companies may be subject to limitation in other countries. Foreign ownership limitations also may be imposed by the charters of individual companies to prevent, among other concerns, violations of foreign investment limitations. As a result, an additional class of shares (identified as "Foreign" in the Portfolio of Investments) may be created and offered for investment. The "local" and "foreign shares" market values may differ. In the absence of trading of the foreign shares in such markets, the Fund values the foreign shares at the closing exchange price of the local shares.

4.  Redemption Fees: The Fund will assess a 2% redemption fee on Class I shares, Class A shares, Class C shares, Class R6 shares and Class IR shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading. These fees, if any, are included in the Statements of Changes in Net Assets.

17

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

5.  Indemnifications: The Company enters into contracts that contain a variety of indemnifications. The Company's maximum exposure under these arrangements is unknown. However, the Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6.  Dividends and Distributions to Shareholders: Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually.

7.  Security Transactions, Income and Expenses: Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sale of investment securities are determined on the specific identified cost method. Dividend income and other distributions are recorded on the ex-dividend date (except for certain foreign dividends which may be recorded as soon as the Fund is informed of such dividends) net of applicable withholding taxes. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is recognized on the accrual basis (except where collection is in doubt) net of applicable withholding taxes. Discounts are accreted and premiums are amortized over the life of the respective securities. Most expenses of the Company can be directly attributed to a particular Fund. Expenses which cannot be directly attributed are apportioned among the Funds based upon relative net assets or other appropriate methods. Income, expenses (other than class specific expenses — distribution and shareholder services, transfer agency and sub transfer agency fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

B. Advisory/Sub-Advisory Fees: The Adviser, a wholly-owned subsidiary of Morgan Stanley, provides the Fund with advisory services under the terms of an Investment Advisory Agreement, paid quarterly, at the annual rate based on the daily net assets as follows:

First $1 billion	Over $1 billion
0.90%	0.85%

For the six months ended June 30, 2022, the advisory fee rate (net of waiver/rebate) was equivalent to an annual effective rate of 0.85% of the Fund's average daily net assets.

The Adviser has agreed to reduce its advisory fee and/or reimburse the Fund so that total annual Fund operating expenses, excluding certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation), will not exceed 1.20% for Class I shares, 1.55% for Class A shares, 2.30% for Class C shares, 1.10% for Class R6 shares and 1.10% for Class IR shares. The fee waivers and/or expense reimbursements will continue for at least one year from the date of the Fund's prospectus or until such time as the Directors act to discontinue all or a portion of such waivers and/or reimbursements when they deem such action is appropriate. For the six months ended June 30, 2022, approximately $78,000 of advisory fees were waived and approximately $3,000 of other expenses were reimbursed by the Adviser pursuant to this arrangement.

The Adviser has entered into a Sub-Advisory Agreement with the Sub-Adviser, a wholly-owned subsidiary of Morgan Stanley. The Sub-Adviser provides the Fund with advisory services subject to the overall supervision of the Adviser and the Fund's Officers and Directors. The Adviser pays the Sub-Adviser on a monthly basis a portion of the net advisory fees the Adviser receives from the Fund.

C. Administration Fees: The Adviser also serves as Administrator to the Company and provides administrative services pursuant to an Administration Agreement for an annual fee, accrued daily and paid monthly, of 0.08% of the Fund's average daily net assets.

Under a Sub-Administration Agreement between the Administrator and State Street Bank and Trust Company ("State Street"), State Street provides certain administrative services to the Company. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

D. Distribution and Shareholder Services Fees: Morgan Stanley Distribution, Inc. ("MSDI" or the "Distributor"), a wholly-owned subsidiary of the Adviser and an indirect subsidiary of Morgan Stanley, serves as the Company's Distributor of Fund shares pursuant to a Distribution Agreement. The Company has adopted a Shareholder Services Plan with respect to Class A shares pursuant to Rule 12b-1 under the Act. Under the Shareholder Services Plan, the Fund pays the Distributor a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class A shares.

18

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

The Company has adopted a Distribution and Shareholder Services Plan with respect to Class C shares pursuant to Rule 12b-1 under the Act. Under the Distribution and Shareholder Services Plan, the Fund pays the Distributor a distribution fee, accrued daily and paid monthly, at an annual rate of 0.75% and a shareholder services fee, accrued daily and paid monthly, at an annual rate of 0.25% of the Fund's average daily net assets attributable to Class C shares.

The distribution and shareholder services fees are used to support the expenses associated with servicing and maintaining accounts. The Distributor may compensate other parties for providing distribution-related and/or shareholder support services to investors who purchase Class A and Class C shares.

E. Dividend Disbursing and Transfer Agent: The Company's dividend disbursing and transfer agent is DST Asset Manager Solutions, Inc. ("DST"). Pursuant to a Transfer Agency Agreement, the Company pays DST a fee based on the number of classes, accounts and transactions relating to the Funds of the Company.

F. Custodian Fees: State Street (the "Custodian") also serves as Custodian for the Company in accordance with a Custodian Agreement. The Custodian holds cash, securities and other assets of the Company as required by the Act. Custody fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses.

G. Security Transactions and Transactions with Affiliates: For the six months ended June 30, 2022, purchases and sales of investment securities for the Fund, other than long-term U.S. Government securities and short-term investments were approximately $147,337,000 and $112,063,000, respectively. There were no purchases and sales of long-term U.S. Government securities for the six months ended June 30, 2022.

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds — Government Portfolio (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the six months ended June 30, 2022, advisory fees paid were reduced by approximately $7,000 relating to the Fund's investment in the Liquidity Funds.

A summary of the Fund's transactions in shares of affiliated investments during the six months ended June 30, 2022 is as follows:

Affiliated Investment Company	Value December 31, 2021 (000)	Purchases at Cost (000)	Proceeds from Sales (000)	Dividend Income (000)
Liquidity Funds	$30,172	$146,610	$154,415	$31
Affiliated Investment Company (cont'd)	Realized Gain (Loss) (000)	Change in Unrealized Appreciation (Depreciation) (000)	Value June 30, 2022 (000)
Liquidity Funds	$—	$—	$22,367

The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Directors in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the six months ended June 30, 2022, the Fund did not engage in any cross-trade transactions.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan"), which allows each independent Director to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the NAV of the Fund.

H. Federal Income Taxes: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income. Accordingly, no provision for federal income taxes is required in the financial statements.

The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based on net investment income, net realized gains and net unrealized appreciation as such income and/or gains are earned. Taxes may also be based on transactions in foreign currency and are accrued based on the value of investments denominated in such currency.

19

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

FASB ASC 740-10, "Income Taxes — Overall", sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has concluded there are no significant uncertain tax positions that would require recognition in the financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in "Interest Expense" and penalties in "Other Expenses" in the Statement of Operations. The Fund files tax returns with the U.S. Internal Revenue Service, New York and various states. Generally, each of the tax years in the four-year period ended December 31, 2021 remains subject to examination by taxing authorities.

The tax character of distributions paid may differ from the character of distributions shown for GAAP purposes due to short-term capital gains being treated as ordinary income for tax purposes. The tax character of distributions paid during fiscal years 2021 and 2020 was as follows:

2021 Distributions Paid From:		2020 Distributions Paid From:
Ordinary Income (000)	Long-Term Capital Gain (000)	Ordinary Income (000)	Long-Term Capital Gain (000)
$204	$123	$1,256	$2,930

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are attributable to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of the deductibility of certain expenses.

Permanent differences, primarily due to a net operating loss, resulted in the following reclassifications among the components of net assets at December 31, 2021:

Total Distributable Earnings (000)	Paid-in- Capital (000)
$3,151	$(3,151)

At December 31, 2021, the Fund had no distributable earnings on a tax basis.

At December 31, 2021, the Fund had available for federal income tax purposes unused short-term capital losses of approximately $16,929,000 that do not have an expiration date.

To the extent that capital loss carryforwards are used to offset any future capital gains realized, no capital gains tax liability will be incurred by the Fund for gains realized and not distributed. To the extent that capital gains are offset, such gains will not be distributed to the shareholders.

Qualified late year losses are capital losses and specified ordinary losses, including currency losses, incurred after October 31 but within the taxable year that, if elected, are deemed to arise on the first day of the Fund's next taxable year. For the year ended December 31, 2021, the Fund intends to defer to January 1, 2022 for U.S. federal income tax purposes the following losses:

Qualified Late Year Ordinary Losses (000)	Post-October Capital Losses (000)
$76	$—

I. Credit Facility: The Company and other Morgan Stanley funds participated in a $300,000,000 committed, unsecured revolving line of credit facility (the "Facility") with State Street. This Facility is to be used for temporary emergency purposes or funding of shareholder redemption requests. The interest rate for any funds drawn will be based on the federal funds rate or overnight bank funding rate plus a spread. The Facility also has a commitment fee of 0.25% per annum based on the unused portion of the Facility. During the six months ended June 30, 2022, the Fund did not have any borrowings under the Facility.

J. Other: At June 30, 2022, the Fund had record owners of 10% or greater. Investment activities of these shareholders could have a material impact on the Fund. The aggregate percentage of such owners was 60.0%.

K. Market Risk: The outbreak of the coronavirus ("COVID-19") and the recovery responses could adversely impact the operations of the Fund and its service providers and financial performance of the Fund and the Fund's investments. The extent of such impact depends on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The duration and extent of COVID-19 and associated economic and market conditions and uncertainty over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which the associated conditions impact the Fund will also depend on future developments, which are highly uncertain, difficult to

20

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Notes to Financial Statements (cont'd)

accurately predict and subject to change at any time. If the financial performance of the Fund's investments is impacted because of these factors for an extended period, the Fund's investment results may be adversely affected.

L. Results of Special Meeting of Shareholders: On February 25, 2022, a special meeting of the Fund's shareholders was held for the purpose of voting on the following matter, the results of which were as follows:

Election of Directors by all shareholders:

	For	Against
Frances L. Cashman	895,789,918	17,421,265
Nancy C. Everett	891,941,804	21,269,379
Eddie A. Grier	895,027,459	18,183,724
Jakki L. Haussler	891,938,480	21,272,703
Patricia A. Maleski	892,862,042	20,349,141

21

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval

Nature, Extent and Quality of Services

The Board reviewed and considered the nature and extent of the investment advisory services provided by the Adviser under the advisory agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board reviewed similar information and factors regarding the Sub-Adviser, to the extent applicable. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Administrator under the administration agreement, including accounting, operations, clerical, bookkeeping, compliance, business management and planning, legal services and the provision of supplies, office space and utilities at the Adviser's expense. The Board also considered the Adviser's investment in personnel and infrastructure that benefits the Fund. (The Adviser, Sub-Adviser and Administrator together are referred to as the "Adviser" and the advisory, sub-advisory and administration agreements together are referred to as the "Management Agreement.") The Board also considered that the Adviser serves a variety of other investment advisory clients and has experience overseeing service providers. The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as prepared by Broadridge Financial Solutions, Inc. ("Broadridge").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund and supported its decision to approve the Management Agreement.

Performance, Fees and Expenses of the Fund

The Board reviewed the performance, fees and expenses of the Fund compared to its peers, as prepared by Broadridge, and to appropriate benchmarks where applicable. The Board discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. When considering a fund's performance, the Board and the Adviser place emphasis on trends and longer-term returns (focusing on one-year, three-year and five-year performance, as of December 31, 2021, or since inception, as applicable). When a fund underperforms its benchmark and/or its peer group average, the Board and the Adviser discuss the causes of such underperformance and, where necessary, they discuss specific changes to investment strategy or investment personnel. The Board noted that the Fund's performance was better than its peer group average for the one- three- and five-year periods. The Board discussed with the Adviser the level of the advisory and administration fees (together, the "management fee") for this Fund relative to comparable funds and/or other accounts advised by the Adviser and/or compared to its peers as prepared by Broadridge. In addition to the management fee, the Board also reviewed the Fund's total expense ratio. When a fund's management fee and/or its total expense ratio are higher than its peers, the Board and the Adviser discuss the reasons for this and, where appropriate, they discuss possible waivers and/or caps. The Board noted that the Fund's contractual management fee and total expense ratio were higher than but close to its peer group averages and actual management fee was higher than its peer group average. After discussion, the Board concluded that the Fund's (i) performance and total expense ratio were competitive with its peer group averages and (ii) management fee was acceptable.

Economies of Scale

The Board considered the size and growth prospects of the Fund and how that relates to the Fund's total expense ratio and particularly the Fund's management fee rate, which includes a breakpoint. In conjunction with its review of the Adviser's profitability, the Board discussed with the Adviser how a change in assets can affect the efficiency or effectiveness of managing the Fund and whether the management fee level is appropriate relative to current and projected asset levels and/or whether the management fee structure reflects economies of scale as asset levels change. The Board has determined that its review of the actual and/or potential economies of scale of the Fund supports its decision to approve the Management Agreement.

Profitability of the Adviser and Affiliates

The Board considered information concerning the costs incurred and profits realized by the Adviser and its affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. The Board has determined that its review of the analysis of the Adviser's expenses and profitability supports its decision to approve the Management Agreement.

22

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Investment Advisory Agreement Approval (cont'd)

Other Benefits of the Relationship

The Board considered other direct and indirect benefits to the Adviser and/or its affiliates derived from their relationship with the Fund and other funds advised by the Adviser. These benefits may include, among other things, fees for trading, distribution and/or shareholder servicing and for transaction processing and reporting platforms used by securities lending agents, and research received by the Adviser generated from commission dollars spent on funds' portfolio trading. The Board reviewed with the Adviser these arrangements and the reasonableness of the Adviser's costs relative to the services performed. The Board has determined that its review of the other benefits received by the Adviser or its affiliates supports its decision to approve the Management Agreement.

Resources of the Adviser and Historical Relationship Between the Fund and the Adviser

The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement and that it is beneficial for the Fund to continue its relationship with the Adviser.

Other Factors and Current Trends

The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

As part of the Board's review, the Board received information from management on the impact of the COVID-19 pandemic on the firm generally and the Adviser and the Fund in particular including, among other information, the pandemic's current and expected impact on the Fund's performance and operations.

General Conclusion

After considering and weighing all of the above factors, with various written materials and verbal information presented by the Adviser, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year. In reaching this conclusion the Board did not give particular weight to any single piece of information or factor referenced above. The Board considered these factors and information over the course of the year and in numerous meetings, some of which were in executive session with only the independent Board members and their counsel present. It is possible that individual Board members may have weighed these factors, and the information presented, differently in reaching their individual decisions to approve the Management Agreement.

23

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the "Liquidity Rule"), the Fund has adopted and implemented a liquidity risk management program (the "Program"), which is reasonably designed to assess and manage the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund (i.e., liquidity risk). The Fund's Board of Directors (the "Board") previously approved the designation of the Liquidity Risk Subcommittee (the "LRS") as Program administrator. The LRS is comprised of representatives from various divisions within Morgan Stanley Investment Management.

At a meeting held on March 1-2, 2022, the Board reviewed a written report prepared by the LRS that addressed the Program's operation and assessed its adequacy, and effectiveness of implementation for the period from January 1, 2021, through December 31, 2021, as required under the Liquidity Rule. The report concluded that the Program operated effectively and was adequately and effectively implemented in all material aspects, and that the relevant controls and safeguards were appropriately designed to enable the LRS to administer the Program in compliance with the Liquidity Rule.

In accordance with the Program, the LRS assessed each Fund's liquidity risk no less frequently than annually taking into consideration certain factors, as applicable, such as (i) investment strategy and liquidity of portfolio investments, (ii) short-term and long-term cash flow projections and (iii) holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.

Each Fund portfolio investment is classified into one of four liquidity categories, which classification is assessed at least monthly by the LRS. The classification is based on a determination of the number of days it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading and investment-specific considerations, as well as market depth, and in some cases utilize third-party vendor data.

The Liquidity Rule limits a fund's investments in illiquid investments to 15% of its net assets and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund's net assets to be invested in highly liquid investments (highly liquid investment minimum or "HLIM"). The LRS believes that the Program includes provisions reasonably designed to review, monitor and comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement, as applicable.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other risks to which it may be subject.

24

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice  April 2021

FACTS	WHAT DOES MSIM DO WITH YOUR PERSONAL INFORMATION?
Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
◼ Social Security number and income
◼ investment experience and risk tolerance
◼ checking account number and wire transfer instructions
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons MSIM chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does MSIM share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our investment management affiliates' everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates' everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes — information about your creditworthiness	No	We don't share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don't share
For non-affiliates to market to you	No	We don't share

25

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

To limit our sharing	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free (844) 312-6327 or email: imprivacyinquiries@morganstanley.com

Who we are

Who is providing this notice?	Morgan Stanley Investment Management Inc. and its investment management affiliates ("MSIM") (see Investment Management Affiliates definition below)

What we do

How does MSIM protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does MSIM collect my personal information?	We collect your personal information, for example, when you
◼ open an account or make deposits or withdrawals from your account
◼ buy securities from us or make a wire transfer
◼ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only
◼ sharing for affiliates' everyday business purposes — information about your creditworthiness
◼ affiliates from using your information to market to you
◼ sharing for non-affiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

26

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

U.S. Customer Privacy Notice (cont'd)  April 2021

Definitions

Investment Management Affiliates

MSIM Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds in the Investment Management Division. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and non-financial companies.
◼ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. ◼ MSIM does not share with non-affiliates so they can market to you.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. ◼ MSIM doesn't jointly market

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Non-affiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Non-affiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

27

Morgan Stanley Institutional Fund, Inc.

Semi-Annual Report — June 30, 2022 (unaudited)

Director and Officer Information

Directors

Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski
W. Allen Reed, Chair of the Board

Officers

John H. Gernon
President and Principal Executive Officer

Deidre A. Downes
Chief Compliance Officer

Francis J. Smith
Treasurer and Principal Financial Officer

Mary E. Mullin
Secretary

Michael J. Key
Vice President

Adviser and Administrator

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

Sub-Adviser

Morgan Stanley Investment Management Company
23 Church Street
16-01 Capital Square, Singapore 049481

Distributor

Morgan Stanley Distribution, Inc.
522 Fifth Avenue
New York, New York 10036

Dividend Disbursing and Transfer Agent

DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, Massachusetts 02169

Custodian

State Street Bank and Trust Company
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Directors

Perkins Coie LLP
1155 Avenue of the Americas,
22nd Floor
New York, New York 10036

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, Massachusetts 02116

Reporting to Shareholders

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its Semi-Annual and the Annual Reports within 60 days of the end of the fund's second and fourth fiscal quarters. The Semi-Annual and Annual Reports are filed electronically with the Securities and Exchange Commission ("SEC") on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the Semi-Annual and Annual Reports to fund shareholders and makes these reports available on its public website, www.morganstanley.com/im/shareholderreports. Each Morgan Stanley non-money market fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters as an attachment to Form N-PORT. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, but makes the complete schedule of portfolio holdings for the fund's first and third fiscal quarters available on its public website. The holdings for each money market fund are also posted to the Morgan Stanley public website. You may obtain the Form N-PORT filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's website, www.sec.gov. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's email address (publicinfo@sec.gov).

Proxy Voting Policies and Procedures and Proxy Voting Record

You may obtain a copy of the Company's Proxy Voting Policy and Procedures and information regarding how the Company voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, without charge, upon request, by calling toll free 1 (800) 548-7786 or by visiting our website at www.morganstanley.com/im/shareholderreports. This information is also available on the SEC's website at www.sec.gov.

This report is authorized for distribution only when preceded or accompanied by a prospectus or summary prospectus of the applicable fund of Morgan Stanley Institutional Fund, Inc., which describes in detail the fund's investment policies, risks, fees and expenses. Please read the prospectus carefully before you invest or send money. For additional information, including information regarding the investments comprising the Fund, please visit our website at www.morganstanley.com/im/shareholderreports or call toll free 1 (800) 548-7786.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling 1 (800) 548-7786, 8:00 a.m. to 6:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

28

Printed in U.S.A.
This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Morgan Stanley Investment Management Inc.
522 Fifth Avenue
New York, New York 10036

© 2022 Morgan Stanley. Morgan Stanley Distribution, Inc.

IFIEMLSAN
4877719 EXP 08.31.23

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

(a) Refer to Item 1.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to annual reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Directors since the Fund last provided disclosure in response to this item.

Item 11. Controls and Procedures

(a)  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the registrant's internal control over financial reporting that occurred during the most recent fiscal half-year period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed End Management Investment Companies.

Not Applicable.

Item 13. Exhibits

(a) Code of Ethics – Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as part of EX-99.CERT.

(c) Section 906 certification.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Institutional Fund, Inc.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
August 17, 2022

/s/ Francis J. Smith
Francis J. Smith
Principal Financial Officer
August 17, 2022